PROSPECTUS FOR
WEALTHQUEST® III VARIABLE UNIVERSAL LIFE
INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT
CONTRACT FORM NUMBER WQVUL
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
MAY 1, 2011

This Prospectus contains information about the Contract that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

This Prospectus describes a flexible premium variable life insurance contract (the “Contract”) offered by American National Insurance Company. The purpose of this Contract is to provide life insurance protection for the Beneficiary(ies) named on the Contract. We will provide a Death Benefit upon the death of the Insured.

Your Accumulation Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments (premium payments less applicable charges) in the Subaccounts of American National Variable Life Separate Account (the “Separate Account”) that you select. Each Subaccount invests in shares of a corresponding Portfolio. You bear the investment risk of investing in the Subaccounts. The value of your Contract will vary with the investment performance of the investment options you choose. If you choose our fixed option, your payments will be invested in our Fixed Account and will earn interest monthly at an annual effective rate of at least three percent (3%). We take the investment risk for payments allocated to the Fixed Account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Contract.

The Contract is not available in some states. You should rely only on the information contained or incorporated by reference in this Prospectus. We have not authorized anyone to provide you with information that is different.

Form 9130                                               5-11

Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

Fidelity® Variable Insurance Products –	Federated Insurance Series
Service Class 2	Capital Income Fund II Portfolio
VIP Money Market Portfolio	High Income Bond Fund II Portfolio – Primary Shares
VIP Contrafund® Portfolio	Federated Fund for U.S. Government Securities II
VIP Growth Strategies Portfolio	Federated Kaufmann Fund II – Primary Shares
VIP Mid Cap Portfolio	Federated Quality Bond Fund II – Primary Shares
VIP Index 500 Portfolio	The Alger Portfolios –Class I-2 Shares
VIP Equity-Income Portfolio	Alger Small Cap Growth Portfolio2
VIP Investment Grade Bond Portfolio	Alger Large Cap Growth Portfolio
VIP Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
VIP Value Portfolio	Alger Capital Appreciation Portfolio
VIP Value Leaders Portfolio	Alger Balanced Portfolio
VIP Value Strategies Portfolio	Alger Growth & Income Portfolio
VIP Growth Opportunities Portfolio	AIM Variable Insurance Funds (Invesco
T. Rowe Price	Variable Insurance Funds) – Series I Shares
Equity Income Portfolio	Invesco V.I. Capital Development Fund3
Mid-Cap Growth Portfolio1	Invesco V.I. Small Cap Equity Fund
International Stock Portfolio	Invesco V.I. Global Health Care Fund
Limited-Term Bond Portfolio	Invesco V.I. Utilities Fund
MFS® Variable Insurance Trust – Initial	Invesco V.I. Dividend Growth Fund4
Class Shares	Invesco V.I. Global Real Estate Fund
MFS Core Equity Series	Invesco V.I. Technology Fund
MFS Growth Series
MFS Research Series
MFS Investors Trust Series

1Not available for investment in Contracts issued on or after May 1, 2004
2Not available for investment for Contracts issued on or after July 1, 2007.
3 Effective May 2, 2011, the Invesco V.I. Dynamics Fund will be acquired by the Invesco V.I. Capital Development Fund.  The Invesco V.I. Dynamics Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

4Effective May 2, 2011, the Invesco V.I. Financial Services Fund will be acquired by the Invesco V.I.  Dividend Growth Fund.  The Invesco V.I. Financial Services Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

For a full description of the Portfolios referenced in this Prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. If mail is addressed differently, there may be delays in the processing of requested transactions.

RISK/BENEFIT SUMMARY

(A Glossary containing terms used in this Prospectus immediately follows this Risk/Benefit Summary.)

Contract Benefits

The Contract

The Contract is a flexible premium variable universal life insurance contract. In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See the “Premium Flexibility” provision in the “Payment and Allocation of Premiums” section of this Prospectus.)

The Death Benefit under the Contract may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See the “Death Benefit Proceeds” and the “Accumulation Value” provisions of this Prospectus.) You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Contract is not guaranteed, except under the Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. The Contract offers two options for the death benefit qualification test:  the cash value accumulation test and the guideline premium test.  You can choose the death benefit qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract.

Issuance of a Contract

In order to purchase a Contract, you must submit an application to us. We review the application to determine whether the Contract can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Contract to have an Effective Date and insurance coverage. Accordingly, the Date of Issue may be before the Effective Date.

Allocation of Premiums

You can allocate premiums to one or more of the Subaccounts and to the Fixed Account. (See the “Separate Account” and the “Fixed Account” provisions of this Prospectus.) The assets of the various Subaccounts are invested in corresponding Portfolios. Premium payments received before the Date of Issue are held in our General Account without interest. On the Date of Issue, premiums received on or before that date are allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio.

Premium payments received within fifteen (15) days after the Date of Issue are also allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio. After the fifteen (15) day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in the application. For a Contract issued to a person age 60 or over in California, premium payments received with in thirty-five (35) days after the Date of Issue are also allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio. For a Contract issued to a person age 60 or over in California, after the thirty-five (35) day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in

1

the application. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of one percent (1%) of the premium payment or $20.

Contract Benefits and Rights

Death Benefit. The Death Benefit is available in two options. (See the “Death Benefit Options” provision in the “Contract Benefits” section of this Prospectus.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See the “Payment of Contract Benefits” provision in the “Duration of the Contract” section of this Prospectus.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See the “Death Benefit Options” and the “Change in Specified Amount” provisions of this Prospectus.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen Subaccounts, the rate of interest paid on the Fixed Account, premium paid, partial surrenders, and charges deducted from the Contract. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the Accumulation Value and the Death Benefit payable under the Contract. A surrender charge will be deducted from the amount paid upon surrender or partial surrender. (See the “Surrenders” provision of this Prospectus and the “Charges and Deductions” section of this Prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Loans. You can borrow money from us using the Contract as security for the loan. (See the “Loan Benefits” provision in the “Contract Rights” section of this Prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Free Look Period. You have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after you receive your Contract. The date you receive your Contract will not necessarily be the date you submit your premium. (See the “Refund Privilege” provision in the “Contract Rights” section of this Prospectus.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid and other Contract provisions are met. After the Guaranteed Coverage Benefit period, the Contract will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires sixty-one (61) days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if the Planned Periodic Premiums are paid. (See the “Payment and Allocation of Premiums” section of this Prospectus.)

Additional Benefits

There are a number of additional benefits you may add to your Contract by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits, which will be provided by “riders” to the Contract, will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Level Term Rider. This rider provides level term insurance on the person insured by the rider until that person is age 75.

Automatic Increase Rider. This rider has prescheduled Death Benefit increases every second year for ten (10) years. It gives the right to buy additional insurance on the Insured on certain specified dates without proof of insurability.

2

Disability Waiver of Premium Rider. This rider waives certain premium if the Insured becomes totally disabled during the first ten (10) Contract Years. The amount of premium is selected on the application. The waiver of premium will continue throughout disability through the first ten (10) Contract Years.

Risks of the Contract

Investment Performance

The value of your Contract will fluctuate with the performance of the Portfolios corresponding to the Subaccounts and Fixed Account you select. The Subaccounts you choose may decline in value or they may not perform to your expectations. You bear the investment risk of any Accumulation Value invested in the Subaccounts you choose.

Suitability

Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the Accumulation Value in a short period of time.

Lapse Risk

Your Contract could terminate if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments or by poor investment performance of the investment options you have chosen. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay an additional premium. If the Contract terminates and is not reinstated, the Contract will have no Accumulation Value, Surrender Value or Death Benefits.

Limitations on Access to Cash Value

We may not allow a withdrawal if it would reduce the Specified Amount to less than $100,000. The minimum withdrawal is $100. A $25 partial surrender (withdrawal) fee will be imposed for each partial surrender. The withdrawal fee may not be the only applicable surrender fee.

Limitations on Transfers

Transfers from the Fixed Account are generally limited to one (1) per Contract Year, and only during the thirty (30) day period beginning on the Contract anniversary date, and may not exceed the greater of twenty-five percent (25%) of the amount in the Fixed Account or $1000.00.  Any transfer between Subaccounts after the first twelve (12) transfers in a Contract Year, will be subject to a $10.00 transfer fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

Impact of Loans

Taking a loan from your Contract may increase the risk that your Contract will terminate. It will have a permanent effect on the Contract’s Surrender Value and will reduce the Death Benefit Proceeds. Also, Contract termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences

Under certain circumstances [usually if your premium payments in the first seven (7) years or less exceed specified limits] your Contract may become a modified endowment contract (“MEC”). Under federal tax law, loans, withdrawals, and other pre-death distributions received from an MEC Contract are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a ten percent (10%) penalty tax. Existing tax laws that affect this Contract may change at any time.

3

Additional Risks

The type of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of each of the Portfolios may be found in that Portfolio’s prospectus. You should read the Portfolio’s prospectus carefully before investing.

Risk/Benefit Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.  The Transaction Fees table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

TRANSACTION FEES FOR THE CONTRACT
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge
Imposed on Premiums
(Load)	As each payment is made	6% of each payment
Premium Taxes	Not applicable	None currently, but unlimited maximum
Maximum Deferred	Upon Surrender, partial
Sales Charge (Load)	surrender if Option A or
	decrease in Specified Amount	$57.85 per $1000 surrendered or
	under either Option A or B.	decrease in Specified Amount
Other Surrender Fees	Upon partial surrender	$25 per partial surrender
Transfer Fees1	Upon transfer	$10 per transfer
1The first twelve (12) transfers of Accumulation Value among Subaccounts in a Contract Year are free. Thereafter, a transfer charge of $10 will be deducted from the amount transferred.(See “Transfer Charge” in the “Charges From Accumulation Value” provision in the “Charges and Deductions” section of this Prospectus.)

4

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES FOR THE CONTRACT
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance1
(“COI”)	Monthly	See footnote
Minimum	Monthly	$0.06 per $1,000 of Net Amount At Risk
Maximum	Monthly	$83.34 per $1,000 of Net Amount At Risk
Charge for a Standard Male	Monthly	$.12 per $1,000 of Net Amount At Risk
Non Smoker, Issue Age 30
Annual Maintenance Fee	Monthly	$7.50 per month
Monthly Expense Fee	Monthly	Minimum $0.01 per month per
$1,000 of Specified Amount
Maximum $0.42 per month per
$1,000 of Specified Amount
Mortality and Expense Risk Fees	Daily	0.70% Annually of Accumulation
(Daily Asset Charge)		Value in Separate Account
(.002 daily)
Administrative Fees	Not applicable	None
Loan Interest	Policy Anniversary	3% for Preferred Loans
4% for all others

5

RIDERS COST OF INSURANCE RATES FOR THE CONTRACT
Rider	When Charge is Deducted	Amount Deducted
Overloan Protection Benefit	Upon Election of Benefit	Maximum 4.5% of Accumulation Value at the
Date the benefit is elected

Automatic Increase Rider	Monthly	Minimum COI $.003 per $1,000 of Specified
Amount
Maximum COI $0.06 per $1,000 of Specified
Amount
(Charge for a Standard Male1
Non-Smoker, Issue age 30)	Monthly	$0.006 per $1,000 of Specified Amount
Waiver of Stipulated	Monthly	Minimum COI .79% of premium
Premium Rider		Maximum COI 14.05% of premium
(Charge for a Standard Male1
Non Smoker, Issue age 30)	Monthly	1.49% of premium
Term Rider	Monthly	Minimum COI $0.02 per $1,000 of rider Death Benefit
Maximum COI $83.34 per $1,000 of rider
Death Benefit
(Charge for a Standard Male1
Non Smoker, Issue age 30)	Monthly	$0.12 per $1,000 of rider Death Benefit
1The COI varies based on individual characteristics, including the insured’s sex, attained age and risk class, and the specified amount of insurance.  The COI charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular COI and any other charges that may apply to you by asking your sales representative or by contacting us at 1-800-306-2959.

The next table describes the Portfolio’s fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
Minimum	Maximum
Total Expenses1	0.35%	2.27%
(before fee waivers or
reimbursements)
1Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2010. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.59%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

6

GLOSSARY

This Glossary contains definitions of terms used in this Prospectus.

Accumulation Value - the total value of your Contract at any time during the Insured’s lifetime.

Age at Issue - the Insured’s age on Insured’s last birthday before the Date of Issue.

Attained Age - Age at Issue plus the number of complete Contract Years.

Beneficiary - the Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company - (“American National,” “we,” “our” or “us”). American National Insurance Company.

Contract - the variable universal life insurance Contract described in this Prospectus.

Contract Debt - the sum of all unpaid loans and accrued interest thereon.

Contract Owner (“you” or “your”) - the owner of the Contract, as designated in the application or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not the Contract Owner.

Contract Year - the period from one Contract anniversary date until the next Contract anniversary date.

Daily Asset Charge - a charge equal to an annual rate of 0.70% of the average daily net assets of each Subaccount during the first fifteen (15) Contract Years. Currently after the first fifteen (15)  Contract Years, there is no charge. This charge covers mortality and expense risk fees.

Data Page - the pages of the Contract so titled.

Date of Issue - the Date of Issue of the Contract and any riders to the Contract.

Death Benefit - the amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds - the proceeds payable upon the Insured’s death.

Declared Rate - the interest rate that is credited in the Fixed Account.

Effective Date - the later of the Date of Issue or the date on which:

•	the first premium, as shown on the Data Page, has been paid; and

•	the Contract has been delivered during the Insured’s lifetime and good health.

Any increase in Specified Amount, addition of a rider, or reinstatement of coverage will take effect on the Monthly Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Contract.

Fixed Account - a part of our General Account that accumulates interest at a fixed rate.

Fund - A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account - includes all of our assets except assets segregated into Separate Accounts.

Guaranteed Coverage Benefit - our agreement to keep the Contract in force if the Guaranteed Coverage Premium is paid and other Contract provisions are met.

Guaranteed Coverage Premium - a required specified premium paid in advance that will keep the Contract in force so long as other Contract provisions are met.

Home Office - American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7947.

Insured - the person upon whose life the Contract is issued.

7

Monthly Deduction - the sum of (1) the cost of insurance charge, (2) the charge for any riders, and (3) the monthly expense fee and monthly fee as shown on the Data Page.

Monthly Deduction Date - the same date in each succeeding month as the Date of Issue, except that whenever the Monthly Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk - your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums - scheduled premiums selected by you.

Portfolio –A series of a registered investment company designed to meet specified investment objectives.

Processing Center – Amercian National Insurance Company Processing Center is located at 4500 Lockhill-Selma Road, San Antonio, Texas 78249.

Satisfactory Proof of Death - submission of the following:

•	a certified copy of the death certificate;

•	a claimant statement;

•	the Contract; and

•	any other information that we may reasonably require to establish the validity of the claim.

Specified Amount - the minimum Death Benefit under the Contract. The Specified Amount is an amount you select in accordance with Contract requirements.

Subaccount. A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Surrender Value - the Accumulation Value less Contract Debt and surrender charges.

Valuation Date - each day the New York Stock Exchange (“NYSE”) is open for regular trading.  Accumulation Values are calculated on Valuation Dates.

Valuation Period – The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each Valuation Date) and ends at the close of regular trading of the New York Stock Exchange on the next Valuation Date.

8

CONTRACT BENEFITS

Purposes of the Contract

The Contract is designed to provide you:

•	life insurance protection;

•	Death Benefits which may, and Accumulation Value that will, vary with performance of your chosen investment options;

•	flexibility in the amount and frequency of premium payments;

•	flexibility in the level of life insurance protection, subject to certain limitations; and

•	a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Contract requirements.

Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Contract. We will, upon Satisfactory Proof of Death, pay the Death Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

•	the Death Benefit; plus

•	additional life insurance proceeds provided by riders; minus

•	Contract Debt; minus

•	unpaid Monthly Deductions.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

•	the Beneficiary or Beneficiaries; or

•	if no Beneficiary survives the Insured, the Insured’s estate.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Contract. (See the “Payment of Contract Benefits” provision in the “Duration of the Contract” section of this Prospectus.)

Death Benefit Options

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit tax qualification test provided by federal tax law.

The Contract offers two (2) choices for the death benefit tax qualification test:

1.	the cash value accumulation test; and

2.	the guideline premium test.

If you have Contract Form Number WQVUL, you can choose the death benefit tax qualification test which best meets your objectives, but you can not change that choice later. The test you choose usually depends on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract. The guideline premium test produces higher Accumulation Values because it keeps costs of insurance down through smaller increases in the Death Benefit.

9

For each tax qualification test, there are two Death Benefit options available under the Contract. The two options are Option A (generally provides a level Death Benefit) or Option B (generally provides an increasing Death Benefit). You choose one of the two Death Benefit options in the application. If the Death Benefit option is not elected at time of application, we will deliver the Contract as Option A. Until Attained Age 100, the Death Benefit under either option will equal or exceed the current Specified Amount of the Contract. After Attained Age 100, the Death Benefit will be 110% of the Accumulation Value, unless you selected the Lifetime Guaranteed Coverage Benefit. (See the “Guaranteed Coverage Benefit” provision in the “Contract Benefits” section of this Prospectus.)  If you selected the Lifetime Guaranteed Coverage Benefit you are entitled to that coverage as long as you pay the required Guaranteed Coverage Premium.

Until Attained Age 100, the Death Benefit under either death benefit tax qualification test is calculated with reference to a corridor percentage table. The corridor percentage table applied will depend upon the death benefit tax qualification test elected. The corridor percentage table for the guideline premium qualification test is as follows:

CORRIDOR PERCENTAGE TABLE
FOR THE GUIDELINE PREMIUM DEATH BENEFIT QUALIFICATION TEST
Attained	Corridor	Attained	Corridor	Attained	Corridor
Age	Percentage	Age	Percentage	Age	Percentage
40 or less	250	54	157	68	117
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75 to 90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95 and thereafter	101
53	164	67	118

The corridor percentages for the cash value accumulation test are based upon Attained Age, sex, risk classification, and Specified Amount. Since these percentages are much more complicated, they cannot be expressed in a single table.

Option A. Under Option A with either death benefit tax qualification test, the Death Benefit is the Specified Amount or, if greater, the corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

OPTION A EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured’s Attained Age is between 0 and 40. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 250% of Accumulation Value. Anytime the Accumulation Value exceeds $40,000 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to the Accumulation Value above $40,000 would increase the Death Benefit by $2.50. If the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Contract with an

10

Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as the Accumulation Value exceeds $40,000, each dollar decrease in Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000.

OPTION A EXAMPLE

USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male non-smoker, age 35, and the Contract does not include any riders. The applicable corridor percentage is 494%. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 494% of Accumulation Value. Anytime the Accumulation Value exceeds $20,243 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to Accumulation Value above $20,243 would increase the Death Benefit by $4.94. If the Accumulation Value exceeds $20,243 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $247,000 ($50,000 x 494%); an Accumulation Value of $60,000 will provide a Death Benefit of $296,400 ($60,000 x 494%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $345,800 ($70,000 x 494%).

Similarly, so long as Accumulation Value exceeds $20,243, each dollar decrease in Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $25,000 to $20,243 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $123,500 to $100,000.

Option B. Under Option B the Death Benefit with the guideline premium test is the Specified Amount plus the Accumulation Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

OPTION B EXAMPLE

USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured is age 40 or less. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with an Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 + $10,000). The Death Benefit, however, must be at least 250% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $66,668, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,668 will increase the Death Benefit by $2.50. If the Accumulation Value exceeds $66,668 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Contract with an Accumulation Value of $40,000, the Death Benefit will be $140,000 (Specified Amount $100,000 plus $40,000 Accumulation Value); for an Accumulation Value of $50,000, the Death Benefit will be $150,000 ($100,000 Specified Amount plus $50,000 Accumulation Value); and for an Accumulation Value of $70,000, the Death Benefit will be $175,000 ($70,000 x 250% is greater than $100,000 Specified Amount plus $70,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $66,668, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable

11

corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

OPTION B EXAMPLE

USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male, non-smoker and is age 35. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 Specified Amount + $5,000 Accumulation Value); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 Specified Amount + $10,000 Accumulation Value). The Death Benefit, however, must be at least 494% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $25,381, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $25,381 will increase the Death Benefit by $4.94. If the Accumulation Value exceeds $25,381 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. For a Contract with an Accumulation Value of $10,000, the Death Benefit will be $110,000 (Specified Amount $100,000 plus $10,000 Accumulation Value); for an Accumulation Value of $20,000, the Death Benefit will be $120,000 ($100,000 Specified Amount plus $20,000 Accumulation Value); and for an Accumulation Value of $50,000, the Death Benefit will be $247,000 ($50,000 x 494% is greater than $100,000 Specified Amount plus $50,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $25,381, each dollar taken out of Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $395,200 to $345,800. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

Choosing Option A or Option B.

If you want favorable investment performance to:

1.	increase your Death Benefit, you should choose Option B.
2.	keep your cost of insurance charges to a minimum, you should choose Option A.

The guideline premium test restricts the amount and timing of premium payments. The cash value accumulation qualification test does not restrict the amount and timing of premium payments. However, regardless of the tax qualification test you elect, any premium payment that increases the Net Amount at Risk will require additional underwriting at our discretion.

The corridor for the cash value accumulation test generates a higher Death Benefit than the guideline premium test. The cash value accumulation test can maximize the Death Benefit. The guideline premium qualification test will produce higher Accumulation Values for the same premium as the cash value accumulation test while the Death Benefit is in the corridor.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The Effective Date of a change will be the Monthly Deduction Date on or following the date we receive the written request. A change may have Federal Tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the Effective Date of the change. If you change from Option B to Option A, the Specified Amount after the change will equal the Death Benefit under Option B on the Effective Date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum Specified Amount of $100,000.

12

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See the “Surrender Charge” provision in the “Charges and Deductions” section of this Prospectus.)

A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at Risk. In addition, a change may affect subsequent monthly fees. Changing the Death Benefit option will cause the lifetime Guaranteed Coverage Benefit to terminate. (See the “Charges and Deductions” section and the “Guaranteed Coverage Benefit” provision in the “Contract Benefits” section of this Prospectus.)  If you selected the Lifetime Guaranteed Coverage Benefit you are entitled to that coverage as long as you pay the required Guaranteed Coverage Premium.

Change in Specified Amount. Subject to certain limitations, you may increase or decrease the Specified Amount at any time. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See the “Cost of Insurance” provision in the “Charges and Deductions” section of this Prospectus and the “Federal Income Tax Considerations” section of this Prospectus.)

The Specified Amount after a decrease may not be less than the minimum Specified Amount of $100,000. (See the “Change in Death Benefit Option” provision in this section of the Prospectus.)

If following the decrease in Specified Amount, the Contract would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet federal tax law requirements. If you have elected the cash value accumulation test, the premium limitations do not apply. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first and finally against the initial Specified Amount.

If your Specified Amount decreases under either Option A or Option B, we will deduct a surrender charge from the Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of Specified Amount reduced in the above order. The surrender charge, for each reduction is a pro-rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount after the Insured’s Attained Age 100. A decrease in Specified Amount will take effect on the Monthly Deduction Date, which coincides with or next follows the date we receive your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See the “Charges from Accumulation Value” provision in the “Charges and Deduction” section of this Prospectus.) An additional premium may be required. (See the “Premiums Upon Increase in Specified Amount” provision in the “Payment and Allocations of Premiums” section of this Prospectus.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured’s Attained Age is over 85. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirement.

You have a “free look period” for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See the “Refund Privilege” provision in the “Contract Rights” section of this Prospectus.)

Methods of Affecting Insurance Protection. Your “pure insurance protection” will be the difference between your Death Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by the Contract, as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the Specified Amount, changing the level of premium payments, or making a partial

13

surrender of the Contract. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

•	A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection, and cost of insurance charges.

•
An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation Value and the corridor percentage limitation. If insurance protection is increased, the Contract charges generally increase as well.

•
If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the Accumulation Value available to keep the Contract in force.

•
If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Contract will lapse.

•
A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the Death Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

Guaranteed Coverage Benefit

We will keep the Contract in effect under the Guaranteed Coverage Benefit so long as the premiums paid in advance during the Guaranteed Coverage Benefit period chosen are at least:

•	the sum of Guaranteed Coverage Premium for each month from the start of the Guaranteed Coverage Benefit period chosen, including the current month; plus

•	partial surrenders and Contract Debt.

The Guaranteed Coverage Benefit period is ten (10) Contract Years. You may, for an additional monthly fee, choose a Guaranteed Coverage Benefit period of twenty-five (25) Contract Years or a Guaranteed Coverage Benefit period equal to the period of time until you reach Attained Age 100 (the “Lifetime” Guaranteed Coverage Benefit period). An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium you must pay.

When the required Guaranteed Coverage Premium is not paid the Guaranteed Coverage Benefit provision will terminate. Your Contract may then terminate if the Surrender Value is insufficient to pay the Monthly Deduction. (See the “Grace Period and Reinstatement” provision of this Prospectus.)

To better understand how this benefit works and the impact that a partial withdrawal or a loan may have on this benefit, please see the example below.

EXAMPLE OF THE AFFECT OF A DISTRIBUTION
ON THE GUARANTEED COVERAGE BENEFIT

This example demonstrates the affect of a partial surrender or loan on the Guaranteed Coverage Benefit.  This example assumes You pay monthly premiums of $100.00 into the contract for eight years and assumes that the Guaranteed Coverage Premium is $80.00 per month.  At the end of the 8th Contract Year, the total premiums paid would equal $9,600.00 and the total Guaranteed Coverage Premium required to keep the Guaranteed Coverage Benefit active would be $7,680.00.  Under these assumptions, if You take a partial surrender or loan greater than $1,920, the Guaranteed Coverage Benefit will terminate.  The graph below assumes You take a distribution of $3,000 at the end of the 8th Contract Year and shows that based upon these assumptions the Guaranteed Coverage Benefit would terminate at the end of the 8th Contract Year.

14

Once Your Guaranteed Coverage Benefit terminates, Your Contract is more susceptible to lapsing if Your Surrender Value is insufficient to pay the Contract’s monthly charges. An insufficient Surrender Value may be caused by reducing, stopping or changing the timing of Your premium payments, taking loans or withdrawals against the Contract, or by poor investment performance of the investment options You have chosen.  If Your Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefit.

DURATION OF THE CONTRACT

The Contract will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Contract beyond age 100 are unclear and a tax adviser should be consulted. If the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Contract will lapse and terminate without value. (See the “Grace Period and Reinstatement” provision in the “Payment and Allocation of Premiums” section of this Prospectus.)

Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

•	the aggregate of the value in each Subaccount, determined by multiplying a Subaccount’s unit value by the number of units you own in the Subaccount; plus

•	the value in the Fixed Account; plus

•	premiums (less premium taxes) received on that Valuation Date; plus

•	Accumulation Value securing Contract Debt; less

•	partial surrenders, and related charges, processed on that Valuation Date; less

•	any Monthly Deduction processed on that Valuation Date; less

•	any federal or state income taxes.

The number of Subaccount units allocated to the Contract is determined after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions on the Valuation Date.

15

Determination of Unit Value. The unit value of each Subaccount is equal to:

•	the per share net asset value of the corresponding Portfolio on the Valuation Date; multiplied by

•	the number of shares owned by the Separate Account, after the purchase or redemption of any shares on that date; minus

•	the Daily Asset Charge; and divided by

•
the total number of Subaccount units outstanding on the Valuation Date, after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions.

Payment of Contract Benefits

Death Benefit Proceeds will usually be paid within seven (7) days after we receive Satisfactory Proof of Death. Loans and surrenders will ordinarily be paid within seven (7) days after receipt of your written request. We may defer payment of any surrender, refund or loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

You can decide how benefits will be paid. During the Insured’s lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Contract is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election. Further, if the Contract is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Contract, any proceeds to be paid under the Contract may be paid in any of the following four (4) methods:

•	Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 2.5% per year or at a higher rate, at our option.

•	Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period certain may be ten (10) or twenty (20) years.

•
Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-annually, Quarterly, or Monthly. The sum of the installments paid in one (1) year must be at least $40 for each $1,000 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 2.5% per year; plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.

•
Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 2.5% per year or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100 from the amount held.

Any amount left with us for payment under a payment option will be transferred to our General Account and will not be affected by the investment performance associated with the Separate Account. We may make other payment options available in the future.

16

When proceeds become payable in accordance with a payment option, the Contract will be exchanged for a supplementary Contract specifying all rights and benefits. The Effective Date for a supplementary Contract will be the date of the Insured’s death or other termination of the Contract.

Amounts held under a supplementary Contract that remain payable after the Beneficiary’s death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary Contract or as otherwise provided under applicable law.

General Provisions for Payment Options. If the amount held falls below $2,000, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten (10) years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 2.5% per year.

To avoid paying installments of less than $20 each, we will:

•	change the installments to a quarterly, semi-annual or annual basis; and/or

•	reduce the number of installments.

If you elect an option, you may restrict the Beneficiary’s right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary’s creditors.

At our discretion, a Beneficiary may be permitted to receive the discounted present value of installments, except under Option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee’s estate, except Option 2 when lifetime payments have been elected. Under Option 3 or 4, we will pay any balance to the payee’s estate. The discounted present value of any remaining payments is calculated using a discount rate equal to the effective interest rate used to compute the benefit plus one percent (1%). With our consent, the option elected may provide for payment in another manner.

Limitations. You must obtain our consent to have an option under which proceeds are payable to:

•	joint or successive payees; or

•	other than a natural person.

CONTRACT RIGHTS

Contract Transactions

Surrenders, transfers, and loans requested by you and premium payments made by you are processed only on Valuation Dates that American National Insurance Company is open for business.  We are closed for business on Friday, November 25, 2011 Friday and Monday, December 23 and 26, 2011 and Monday, January 2, 2012, in observation of the Thanksgiving, Christmas and New Year holidays.  On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. Monthly Deductions, periodic charges, Dollar Cost Averaging program, Portfolio Rebalancing program, systematic withdrawal program) will be processed. All other transactions will be processed on the next Valuation Date that we are open for business.

Loan Benefits

Loan Privileges. You can borrow money from us using your Contract as security for the loan. The minimum loan amount is $100. Except as otherwise required by applicable state law or regulation:

•
during the first three (3) Contract Years, you cannot borrow more than seventy-five percent (75%) of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

•	after the first three (3) Contract Years, you can borrow up to ninety percent (90%) of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

17

Preferred loans accrue interest at a lower rate. We determine whether a loan is preferred at the time the loan is made.  A loan is a Preferred loan if the loan amount is equal to or less than the Surrender Value less premiums paid on the Contract.

The amount available for a preferred loan is equal to the lesser of:

•	the above-mentioned loan limits, or

•	the Surrender Value less premiums paid (adjusted by partial surrenders).

The loan may be paid in whole or in part during the Insured’s lifetime. Each loan payment must be at least $10 or the full amount of Contract Debt, if less. Loans generally are funded within seven (7) days after receipt of a written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Interest. Loans will accrue interest on a daily basis at a rate of 4.0% per year, 3.0% on preferred loans. Interest is due and payable on each Contract anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and accrue interest at the same rate.

Amounts held to secure loans earn interest at the annual rate of 3.0% credited on the Contract anniversary. The amount of interest earned on the collateral held in our General Account will be allocated to the Subaccounts and the Fixed Account on each Contract anniversary in the same proportion that premiums are being allocated to those Subaccounts and the Fixed Account at that time.

Effect of Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the Separate Account and the Fixed Account to our General Account as security for the Contract Debt. The Accumulation Value transferred will be deducted from the Subaccounts and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a Subaccount or the Fixed Account because of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the Subaccounts and the Fixed Account pro rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the Subaccounts, and the Fixed Account pro rata. We will also transfer Accumulation Value from the Subaccounts and the Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the Subaccounts and the Fixed Account as described above. We will not impose a charge for these transfers. A loan may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

A loan may permanently affect the Accumulation Value, even if repaid. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account’s investment performance. Amounts transferred from the Separate Account or the Fixed Account as collateral will affect the Accumulation Value, whether or not the loan is repaid, because we credit the amount of the collateral at an annual interest rate of three percent (3%) rather than a rate of return reflecting the investment performance of the Separate Account or the interest rate paid by the Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a loan may also affect the amount of the Death Benefit, even if repaid.

Contract Debt. Contract Debt reduces Death Benefit Proceeds and Surrender Value. If the Contract Debt exceeds the Accumulation Value less any surrender charge, you must pay the excess or your Contract will lapse. We will notify you of the amount that must be paid. (See the “Grace Period and Reinstatement” provision of this Prospectus.)

Repayment of Contract Debt. If we receive payments while a loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Contract Debt is paid, we will transfer Accumulation Value equal to the amount of the loan payment from the General Account to the Subaccounts and the Fixed Account. We will allocate the transfers among the Subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of the loan payment. We will make the allocation at the end of the Valuation Period during which the loan payment is received. If you do not pay the Contract Debt, we will deduct the amount of the Contract Debt from any amount payable under the Contract.

18

Overloan Protection Benefit

If you elect the Overloan Protection Benefit, your policy will not lapse due to excessive loans; however, you may elect to receive this benefit only if:

•	the Insured is age 75 or older;

•	the Contract is in its 16th Contract year or later;

•	the Contract Debt is less than 99.9% of the Accumulation Value after the Overloan Protection Benefit charge has been deducted from the Accumulation Value;

•	the Contract Debt is greater than the Specified Amount; and

•	the Contract is not a Modified Endowment Contract (See the “Tax Treatment of Contract Proceeds” provision in the “Federal Income Tax Considerations” section of this Prospectus.);

•	the Death Benefit Qualification Test is the Guideline Premium Test.

You can elect the Overloan Protection Benefit if you have not received a notice of pending lapse on your Contract.  (See the “Grace Period and Reinstatement” provision of this Prospectus.)  If you elect the Overloan Protection Benefit, a one-time charge will be deducted from your Accumulation Value.  This charge is equal to your Accumulation Value on the date you make an election to invoke the benefit times the Overloan Protection Benefit Rate.  The Overloan Protection Benefit Rate varies with the age of the Insured on the date of the election, but the maximum is 4.5%.

If you elect the Overloan Protection Benefit, the new Specified Amount under the Contract will equal the Table of Accumulation Value Corridor Percentage at the Insured’s attained age multiplied by the Accumulation Value on the date the benefit is elected, less the benefit charge.  If you elect the Overloan Protection Benefit, the Death Benefit Proceeds under the Contract will never be less than the Death Benefit Proceeds immediately after the Overloan Protection Benefit is elected.  (See the “Death Benefit Proceeds” section of this Prospectus.)

When you elect the Overloan Protection Benefit, the following changes will apply to your Contract:

•	Your Death Benefit will be Death Benefit Option A;

•	You may not change the Specified Amount or the Death Benefit Option;

•	You may not make additional premium payments, though you may make loan repayments;

•	You may not make or take partial withdrawals or request additional loans;

•	No Monthly Deductions will be made;

•	Any additional riders with a separate charge will terminate;

•	Contract Debt will remain outstanding but the Loan Interest Rate will be set equal to the Fixed Account crediting rate; and

•	All Accumulation Value will be transferred to the Fixed Account.

When you elect this benefit, the Internal Revenue Service may consider the Contract Debt taxable.  The tax consequences of the Overloan Protection Benefit have not been addressed by the IRS or the courts.  If the Death Benefit Proceeds (i.e., the excess of the Death Benefit over the Contract Debt) are nominal after the Overloan Protection Benefit has been elected, it is possible that the Internal Revenue Service could assert that the Contract should be treated as terminated for tax purposes and the outstanding Contract Debt should be treated as a distribution, taxable as ordinary income to the extent of any earnings accumulated in the Contract.  You should consult your attorney, accountant or other tax advisor before electing this benefit. The Overloan Protection Benefit may not be available in all states and the conditions for election of the benefit may vary depending on where the Contract is issued.

19

Surrenders

During the life of the Insured, you can surrender the Contract in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Processing Center. Surrenders will generally be paid within seven (7) days of receipt of the written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See the “Payment of Contracts Benefits” provision in the “Duration of the Contract” section of this Prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations” section of this prospectus.)

Full Surrenders. If the Contract is being fully surrendered, you must return the Contract to us with your request. Insurance coverage under the Contract will terminate as of the date of a full surrender.

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation Period during which the request is received less an amount sufficient to cover Monthly Deductions for three (3) months. The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge. (See the “Partial Surrender Charge” provision in the “Charges and Deductions” section of this Prospectus.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the written request is received. The deduction will be allocated to the Subaccounts and the Fixed Account according to your instructions. If you do not provide allocation instructions we will allocate the partial surrender among the Subaccounts and the Fixed Account pro rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in Specified Amount occurred, a partial surrender will reduce the increases in order of the  more recent increase first and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk. (See “Cost of Insurance” in the “Charges and Deductions” section and “Methods of Affecting Insurance Protection” in the “Contract Benefits” section of this Prospectus.) If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount of $100,000. (See the “Change in Death Benefit Option” in the “Contract Benefits” section of this Prospectus.)

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

Transfers

Transfers from Fixed Account. During the thirty (30) day period following the Contract anniversary and each subsequent Contract anniversary, you may make one (1) transfer from the Fixed Account to the Subaccounts. This transfer is free. The amount you can transfer from the Fixed Account to the Subaccounts is the greater of:

•	twenty-five percent (25%) of the amount in the Fixed Account; or

•	$1,000.

If we receive a request to transfer funds out of the Fixed Account before the Contract anniversary, the transfer will be made at the end of the Valuation Period during which the Contract anniversary occurs. If we receive a proper transfer request within thirty (30) days after the Contract anniversary, the transfer will be made as of the end of the Valuation Period in which we received the transfer request.

20

Transfers To and From Subaccounts. You can make transfers among the Subaccounts and to the Fixed Account subject to the following restrictions:

•	Requests for transfers must be in writing and must be received by our Processing Center or may be made by telephone if a properly completed telephone authorization form is on file with us.

•	Requests for transfers must be clear and complete to be in good order.

•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•	The minimum amount which may remain in a Subaccount after a transfer is $100.

•	The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer.

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers – Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

When you make a request to transfer Accumulation Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios.  These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,”or “Short-term Trading.” We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•
When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•
When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

•
When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•
When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices.  While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances.  When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

21

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges.  If we reverse a transfer, we will do so within two (2) Valuation Dates.  We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners.  Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing.  For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two or more Contracts that we believe are connected, such as two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. The Company retains the discretion to change its Frequent Trading policies and procedures at any time.  The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions.  In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio.  If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio.  Any such restriction or prohibition may remain in place indefinitely.  You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of the Contract Owners; or

22

•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959.  We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;

•	changing how your premium payments are allocated; and

•	initiating, changing and stopping a Dollar Cost Averaging program or a Rebalancing program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., Beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Processing Center.

Refund Privilege

Under state law, you have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after your receipt of the Contract. If the Contract is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, such premiums have been allocated to the Subaccount investing in the Fidelity VIP Money Market Portfolio. (See “Allocation of Premiums” in the “Payment and Allocation of Premiums” section of this Prospectus.) A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount of premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Contract, you should mail or deliver the Contract to our Processing Center or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

23

Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one Subaccount or Fixed Account, to any Subaccount(s) or Fixed

Account. The automatic transfers from the Subaccounts can occur monthly, quarterly, semi-annually, or annually. Transfers from the Fixed Account can only occur semi-annually or annually and must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value. Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less than an effective annual rate of three percent (3%). The program is available only for the initial premium payment received on or after the Date of Issue. The minimum premium payment to participate in the six (6) month dollar cost averaging option is $2,500. The minimum premium payment to participate in the twelve (12) month dollar cost averaging option is $5,000.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transactions authorization form is on file, notifying us by phone. If you terminate the program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

Rebalancing

Because the Subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your Accumulation Value on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file with us, by calling by telephone.

24

PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Contract

If you want to purchase a Contract, you must complete an application and submit it to our Home Office. We will only issue a Contract to individuals 85 years of age or less on their last birthday who supply satisfactory evidence of insurability. The maximum age may be less in certain states.  Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Contract anniversary dates, Contract Years, and Contract months.

Premiums

You must pay the initial premium for the Contract to be in force. The initial premium must be at least one-twelfth (1/12th) of the first year Guaranteed Coverage Premium. The initial premium is payable at our Home Office. All other premiums are payable at our Processing Center. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Contract is issued, you can determine a Planned Periodic Premium schedule. The amounts and frequency of the Planned Periodic Premiums will be shown on the Data Page. During the Guaranteed Coverage Benefit period, the Planned Periodic Premium must be at least the Guaranteed Coverage Premium. You are not required to pay premiums in accordance with the Planned Periodic Premium schedule.

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Processing Center. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Contract will remain in force unless the Guaranteed Coverage Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by the guideline premium tax qualification test. If a premium is paid which would cause total premiums to exceed the maximum premium limitation, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed. No further premiums will be accepted until permitted under the federal tax laws prescribing maximum premium limitations.

We may refuse to accept a premium or require additional evidence of insurability if the premium would increase the Net Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon:

•	the Accumulation Value of the Contract at the time of the increase; and

•	the amount of the increase you request.

25

Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of one percent (1%) or $20. You can change the allocation without charge by providing proper written notification to our Processing Center. Your notice must include the Contract number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper written notification is received. You may also change how your premium payments are allocated by telephone, if you have a telephone transactions authorization on file with us.

Ways to Make Premium Payments: You may pay premiums by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Premiums made after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. We also accept premium payments by bank draft, wire or exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree.

If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Accumulation Value. The value of Subaccounts will vary with the investment performance of these Subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Accumulation Value and may affect the Death Benefit as well.

Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one (61) days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the additional premium during the grace period, the Contract will terminate. If the Contract terminates and is not reinstated as described below, the Contract will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue Monthly Deductions and Contract Debt will be deducted from the Death Benefit Proceeds. No loans, partial surrenders or transfers are permitted during the Grace Period.

Reinstatement. A Contract may be reinstated any time within five (5) years after termination. A Contract cannot be reinstated if it was surrendered. Reinstatement will be effected based on the Insured’s underwriting classification at the time of the reinstatement.

Reinstatement is subject to the following:

•	evidence of insurability satisfactory to us;

•	reinstatement or repayment of Contract Debt;

•	repayment of any amount of Contract Debt greater than the Surrender Value of reinstated Contract;

•	payment of Monthly Deductions not collected during the grace period; and

•
payment of the premium sufficient to pay the Monthly Deduction for three (3) months after the date of reinstatement. You must also make a premium payment in an amount that will provide a Surrender Value sufficient to pay the next Monthly Deduction after the date of reinstatement. This is necessary in order to avoid the Contract immediately going into another Grace Period.

26

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Contract Debt was reinstated, an amount equal to the debt will be held in our General Account. During the lapse period, Contract Debt will accrue interest at a rate of six percent (6%). The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date we approve the application for reinstatement.  The surrender charge schedule for the Contract will be restored as of the Date of Issue. The Accumulation Value as of the date the Contract entered into the grace period will be credited to the reinstated Contract.  If Contract Debt is restored, interest earned on the loaned portion of the Accumulation Value during the period of lapse will be credited to the reinstated Contract.

CHARGES AND DEDUCTIONS

Premium Charges

A premium charge of six percent (6%) will be deducted from any premium payment before allocating such premiums among the Subaccounts and the Fixed Account. After the first ten (10) Contract Years, the premium charge is four percent (4%), and will be deducted from any premium received. We reserve the right to change the premium charge. We can change the premium charge only once each Contract Year. The premium charge will never exceed six percent (6%).

Charges from Accumulation Value

Monthly Deductions and Daily Asset Charges (Mortality and Expense Fees) will reduce the Accumulation Value.

Monthly Deduction. On each Monthly Deduction Date the Accumulation Value is reduced by:

•
Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Contract month.

•	Charge for the Cost of any Riders.

o
Automatic Increase Rider.  The monthly fee is charged per $1,000 of the Specified Amount based upon the Insured’s sex, Attained Age, Specified Amount and underwriting class.  The Minimum cost of insurance rate for this rider is $.0003 per $1,000 of Specified Amount.  The Maximum cost of insurance rate for this rider is $.06 per $1,000 of Specified Amount.

o
Waiver of Stipulated Premium Rider.  The monthly fee is charged per $1,000 of the Specified Amount based upon the Insured’s sex, Attained Age, Specified Amount and underwriting class.  The Minimum cost of insurance rate for this rider is .79% of the premium.  The Maximum cost of insurance rate for this rider is 14.05% of the premium.

o
Term Rider.  The monthly fee is charged per $1,000 of the death benefit rider based on the Insured’s sex, Attained Age, Specified Amount and underwriting class.  The Minimum cost of insurance rate for this rider is $0.02 per $1,000 of rider Death Benefit.  The Maximum cost of insurance rate for this rider is $83.34 per $1,000 of rider Death Benefit.

•	Monthly Maintenance Fee. The monthly maintenance fee is $7.50.

27

•
Monthly Expense Fee. The monthly fee is charged per $1,000 of Specified Amount based upon the issue age, risk class, Guarantee Coverage Benefit period, and number of Contract Years the Contact has been in force. The monthly fee is determined when the Contract is issued. We assess a monthly expense fee for five (5) Contract Years or longer if  you have selected the lifetime Guaranteed Coverage Benefit period. (See the “Guaranteed Coverage Benefit” provision in the “Contract Benefits” section of this Prospectus and the “Monthly Expense Fee” in the Fee Table entitled “Periodic Charges Other Than Portfolio Operating Expenses” in this Prospectus).

The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, the monthly maintenance fee, and the monthly expense fee. The Monthly Deduction compensates us for providing the insurance benefits and administering the Contract. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction Date thereafter. We will allocate the deduction among the Subaccounts and the Fixed Account pro rata. The cost of insurance, monthly expense fee, and the monthly maintenance fee are further described below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

Cost of Insurance. The monthly cost of insurance rate is based on the Insured’s sex, Attained Age, Specified Amount, and underwriting risk class. The rate may vary if the Insured is a nicotine user or nicotine non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the schedule of monthly guaranteed maximum cost of insurance rates shown on the Data Page. These guaranteed rates are based on the Insured’s age on his or her last birthday. The current rates range between twenty-eight (28%) and sixty-five percent (65%) of the guaranteed rates.  Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Under this contract the cost of insurance rates and ranges are based on the 1980 CSO.

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different. Consequently, the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See the “Change in Specified Amount” provision in the “Contract Benefits” section of this Prospectus.)

The actual charges made during the Contract Year will be shown in the annual report delivered to you.

Guaranteed maximum cost of insurance rates for policies issued on a non-sex distinct basis are calculated based on the 1980 CSO-SB and the 1980 CSO-NB Mortality Tables (Age Last Birthday) for issue or increase ages 15 and above. For ages 0-14, the 1980 CSO-B Mortality Table (Age Last Birthday) was used through Attained Age 14 and the 1980 CSO-NB Mortality Table (Age Last Birthday) for Attained Ages 15 and above.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical Contract, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Contract, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard rate class. If a Contract is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will increase the total Monthly Deduction.

Daily Asset Charge (Mortality and Expense Risk Fees). On each Valuation Date, each unit value is reduced by a Daily Asset Charge not to exceed 0.70% annually of the average daily net assets in each Subaccount. Currently, the Daily Asset Charge is 0.70% for the first fifteen (15) Contract Years. Thereafter, there is no Daily Asset Charge, but we reserve the right to impose a Daily Asset Charge, not to exceed 0.70% annually.

28

This charge is to compensate us for mortality and expense risks (“M&E”). The mortality risk is that Insureds may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we estimated. The expense risk is that expenses incurred in issuing and administering the Contracts will exceed our estimates. We reserve the right to change the Daily Asset Charge once each Contract Year. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If you surrender all or a part of your Contract, we may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Contract.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See the “Change in Specified Amount” provision in the “Contact Benefits” section of this Prospectus.)

The surrender charge is more substantial in early Contract Years. Accordingly, the Contract is more suitable for long-term purposes.

The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 16th Contract anniversary. For an elective increase in Specified Amount, the surrender charge is applicable for fifteen (15) years after the Effective Date of such increase. Thereafter, there is no surrender charge.

The surrender charge varies by Age at Issue and risk class. In the first Contract Year, the surrender charge shall range from $15.38 per $1,000 of Specified Amount to $57.87 per $1,000 of Specified Amount. The rate is the same for the first five (5) years since issue or increase, and reduces to zero after fifteen (15) years.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender of any amount. In addition, if Death Benefit Option A is in effect, a partial surrender charge will be charged for the related decrease in Specified Amount. The partial surrender charge is in proportion to the surrender charge that would apply to a full surrender. (See the “Change in Specified Amount” provision in the “Contracts Benefits” section of this Prospectus.)

Transfer Charge. We will make the first twelve (12) transfers of Accumulation Value in any Contract Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional transfer among the Subaccounts or from the Subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

Expense Recoupment. We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs, commissions, taxes and other sales expenses primarily, but not exclusively, through:

•	the monthly expense fee;

•	the monthly maintenance fee;

•	the sales charge;

•	the deferred sales charge;

•	the Daily Asset Charge (mortality and expense risk charge);

•	the cost of insurance charge;

•	revenues, including 12b-1 fees or a portion thereof, if any, received from the Portfolios or their managers; and

•	investment earning on amounts allocated under Contracts to the Fixed Account.

Commissions paid on the Contract, including other incentives or payments, are not directly charged to the Contract Owners or the Separate Account.

Fees and Expenses Incurred by Portfolios. In addition, the managers of the Portfolios will charge certain fees and expenses against the Portfolios. (See the “Annual Portfolio Company Operating Expenses” table in the “Risk/Benefit Summary: Fee Tables” section of this Prospectus. Also, see the Funds’ prospectuses.) No Portfolio fees or expenses will be charged from the Fixed Account.

29

Taxes. Currently, we will not make a charge against the Separate Account for federal, state, or local income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal tax, or any significant state or local tax treatment of the Company changes. We would deduct such charges, if any, from the Separate Account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the Contracts.

Exceptions to Charges

We may reduce the premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance and Daily Asset Charge for, or credit additional amounts on, sales of the Contract to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National Insurance Company and any of its subsidiaries may be permitted to purchase the Contract with substantial reductions of premium charge, surrender charge, monthly expense fee, monthly maintenance fee, cost of insurance or Daily Asset Charge.

The Contract may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of American National Insurance Company and its subsidiaries, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

AMERICAN NATIONAL INSURANCE COMPANY,
THE SEPARATE ACCOUNT, THE FUNDS
AND THE FIXED ACCOUNT

American National Insurance Company

Our Home Office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. For service and transaction requests write to: American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The Separate Account

The assets of the Separate Account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Contracts we issue. Incomes, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of American National’s other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Contract. We are obligated to pay all amounts promised to the Contract Owners under the Contract. We are the legal holders of the Separate Account’s assets. The assets are held separate and apart from the General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other Contract liabilities of the

30

Separate Account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, are credited to or charged against the Separate Account without regard to income, gains or losses arising out of other aspects of our business. If, however, the Separate Account’s assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

We will redeem shares in the Portfolios as needed to:

•	collect charges;

•	pay the Surrender Value;

•	secure loans;

•	provide benefits; or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include other Subaccounts that are not available under the Contract. We may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, we may redeem any shares in the corresponding Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. We would establish the terms upon which existing Contract Owners could purchase units in the Subaccounts corresponding to such Portfolios.

If any of these substitutions or changes is made, we may change the Contract by sending an endorsement. We may:

•	operate the Separate Account as a management company;

•	de-register the Separate Account if registration is no longer required;

•	combine the Separate Account with other separate accounts;

•	restrict or eliminate any voting rights associated with the Separate Account; or

•	transfer the assets of the Separate Account relating to the Contracts to another separate account.

We will not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Portfolio shares held by the Separate Account, we can vote on any matter that may be voted upon at a shareholder’s meeting. To the extent required by law, we will vote all shares of the Portfolios held in the Separate Account at shareholders’ meetings in accordance with instructions we receive from you and other Contract Owners. The number of votes for which each Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund’s Board of Directors. We will furnish Contract Owners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Portfolio shares held in each Subaccount for which no timely instructions from Contract Owners are received and shares held in each Subaccount which do not support Contract Owner interests in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro-rata basis to reduce the votes

31

eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable life insurance Contracts, variable annuity Contracts, other insurance company variable Contracts and retirement plans, invest in certain of the Portfolios. We do not currently see any disadvantages to you resulting from the Portfolios selling shares to fund products other than the Contract. However, there is a possibility that a material conflict of interest may arise between the Contract Owners and the owners of variable life insurance policies and the owners of variable annuity contracts whose values are allocated to another separate account investing in the Portfolios. In addition, there is a possibility that a material conflict may arise between the interests of Contract Owners or owners of other contracts and the retirement plans, which invest in the Portfolios or those plans’ participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND:	THE ALGER PORFOLIOS CLASS I-2 SHARES
ADVISER:	FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger Small Cap Growth Portfolio	seeks long-term capital appreciation
Alger Large Cap Growth Portfolio	seeks long-term capital appreciation
Alger Mid Cap Growth Portfolio	seeks long-term capital appreciation
Alger Capital Appreciation Portfolio	seeks long-term capital appreciation
Alger Growth & Income Portfolio	primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger Balanced Portfolio	seeks current income and long-term capital appreciation
* Not available for investment for Contracts issued on or after July 1, 2007.

FUND:	FEDERATED INSURANCE SERIES
ADVISER:	FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR
FEDERATED CAPITAL INCOME FUND II, FEDERATED MID CAP GROWTH STRATEGIES FUND II,
FEDERATED EQUITY INCOME FUND II AND FEDERATED KAUFMANN FUND II
Subaccount investing in:	Investment objective:
Federated Capital Income Fund II	seeks to achieve high current
Subadvised By: Federated Investment	income and moderate
Management Company	capital appreciation
Federated Kaufmann Fund II – Primary Shares	seeks capital appreciation
Subadvised By: Federated Global Investment
Management Corp.

32

ADVISER:	FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
Subaccount investing in:	Investment objective:
Federated High Income Bond Fund II – Primary Shares	seek high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II – Primary Shares	seeks to provide current income

FUND:	FIDELITY® VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
ADVISER:	FIDELITY MANAGEMENT & RESEARCH COMPANY
Subaccount investing in:	Investment objective:

VIP Money Market Portfolio	seeks as high a level of current income as is consistent with
subadvised by:	preservation of capital and liquidity.
Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
VIP Mid Cap Portfolio	seeks long-term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, Fmr Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
VIP Index 500 Portfolio	seeks investment results that correspond to the total return of
subadvised by:	common stocks publicly traded in the U.S., as represented by the
Geode Capital Management	Standard & Poor's 500sm Index (S&P 500®)
FMR Co., Inc.
VIP Contrafund® Portfolio	seeks long-term capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, Fmr Co., Inc.
FMR Co., Inc.

33

Subaccount investing in:	Investment objective:
VIP Growth Opportunities Portfolio	seeks to provide capital growth
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio	seeks reasonable income and will also consider the potential for
subadvised by:	capital appreciation. The Fund’s goal is to achieve a yield which
FMR Co., Inc.	exceeds the composite yield on the securities comprising the S&P 500®
VIP Investment Grade Bond Portfolio	seeks as high level of current income as is consistent with the
subadvised by:	preservation of capital
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth & Income Portfolio	seeks high total return through a combination of current income and
subadvised by:	capital appreciation
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Leaders Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

34

FUND:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) – SERIES I SHARES
ADVISER:	INVESCO AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:
Invesco V.I. Global Health Care Fund	seeks capital growth
Invesco V.I. Small Cap Equity Fund	seeks long-term growth of capital
Invesco V.I. Utilities Fund	seeks capital growth and also seeks current income
Invesco V.I. Capital Development Fund*	seeks long-term growth of capital
Invesco V.I. Dividend Growth Fund**	seeks reasonable current income and long-term growth of income and capital
Invesco V.I. Technology Fund	seeks capital growth
Invesco V.I. Global Real Estate Fund	seeks to achieve high total return through growth of capital and current income
Subadviser(s): Invesco Trimark Investment Management Inc; Invesco Global Asset Management (N.A.), Inc.: Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

*Effective May 2, 2011, the Invesco V.I. Dynamics Fund will be acquired by the Invesco V.I. Capital Development Fund.  The Invesco V.I. Dynamics Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

** Effective May 2, 2011, the Invesco V.I. Financial Services Fund will be acquired by the Invesco V.I.  Dividend Growth Fund.  The Invesco V.I. Financial Services Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

FUND:	MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS SHARES
ADVISER:	MASSACHUSETTS FINANCIAL SERVICE COMPANY
Subaccount investing in:	Investment objective:
MFS Core Equity Series	seeks capital appreciation
MFS Growth Series	seeks capital appreciation
MFS Research Series	seeks capital appreciation
MFS Investors Trust Series	seeks capital appreciation

T.ROWE PRICE
ADVISER:	T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

ADVISER:	T. Rowe Price International, Inc., is responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.

FUND:	T. ROWE PRICE EQUITY SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND:	T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

35

FUND:	T. ROWE PRICE INTERNATIONAL SERIES, INC.
Subaccount investing in:	Investment objective:

T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
* Not available for investment in Contracts issued on or after May 1, 2004.

Each Portfolio’s total operating expenses may include fees for management, shareholder services, 12b-1 fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the Funds contain more detailed information about the Portfolios, including a description of investment objectives, restrictions, expenses and risks. You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses that we incur These payments may be derived, in whole or in part, from administrative service agreements or from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

During 2010, we received the following amounts with respect to the following Funds:

Fund	Amount We Received
AIM Variable Insurance Funds	$ 70,193.26
(Invesco Variable Insurance Funds)
The Alger Fund	114,110.65
Fidelity Variable Insurance Products	716,969.98
Federated Insurance Series	75,646.34
MFS Variable Insurance Trust	18,208.72
T. Rowe Price Funds	155,368.77

 During 2011, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds	.25%
(Invesco Variable Insurance Funds)
The Alger Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.15%
MFS Variable Insurance Trust	.25%
T. Rowe Price Funds	.10%

36

The Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans.  The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the Separate Account to the Fixed Account or from the Fixed Account to the Separate Account. (See the “Transfers,” provision in the “Contract Rights” section of this Prospectus.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in our General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our Separate Accounts. We have discretion over the investment of assets of the General Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in Prospectuses.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general and is not tax advice.

Introduction

The following summary provides a general description of the federal income tax considerations relating to the Contract. This summary is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Contract involved tax advice from a qualified tax adviser may be needed by a person contemplating the purchase of a Contract or the exercise of certain elections under the Contract. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Contract. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Contract or the exercise of certain elections under the Contract. For complete information on such federal and state tax considerations, a qualified tax adviser should be consulted. We do not make any guarantee regarding the tax status of any Contract, and the following summary is not tax advice.

Tax Status of the Contract

In order to qualify as a life insurance Contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements apply is limited. Nevertheless, we believe that Contracts issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a substandard basis and it is not clear whether such Contracts will in all cases satisfy the applicable requirements. We reserve the right to restrict Contract transactions and to make other modifications in order to bring the Contract into compliance

37

with such requirements.

In certain circumstances, owners of variable life insurance Contracts may be considered for federal income tax purposes to be the owners of the assets of the insurance company Separate Account supporting their Contracts due to their ability to exercise investment control over those assets. Where this is the case, the Contract Owners would be taxed on income and gains attributable to Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the Contracts to be treated as life insurance Contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance Contract for federal income tax purposes.

Tax Treatment of Contract Proceeds

In general, we believe that the Death Benefit Proceeds under a Contract will be excludible from the gross income of the Beneficiary.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a “Modified Endowment Contract.”

Depending on the circumstances, the exchange of a Contract, a change in the Contract’s Death Benefit option, a loan, a partial or full surrender, the continuation of the Contract beyond the Insured’s 100th birthday, a change in ownership, or an assignment of the Contract may have federal income tax consequences.

Modified Endowment Contracts. Whether a Contract is treated as a Modified Endowment Contract depends upon the amount of premiums paid in relation to the Death Benefit provided under the Contract. The rules for determining whether a Contract is a Modified Endowment Contract are extremely complex. In general, however, a Contract will be considered to be a Modified Endowment Contract if the accumulated premium payments made at any time during the first seven (7) Contract Years exceed the sum of the net level premiums which would have been paid on or before such time if the Contract provided for paid-up future benefits after the payment of seven (7) level annual premium payments.

In addition, if a Contract is “materially changed,” it may cause such Contract to be treated as a Modified Endowment Contract. The material change rules for determining whether a Contract is a Modified Endowment Contract are also extremely complex. In general, however, the determination of whether a Contract will be a Modified Endowment Contract after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation Value at the time of such change, and (ii) the additional premiums paid in the seven (7) Contract Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the Contract and its riders is unclear. If we determine that a Contract Owner has made excessive premium payments that will cause a Contract to be considered a Modified Endowment Contract, we will notify the Contract Owner of the tax consequences and give the Contract Owner the option of having the excessive premiums refunded. If the Contract Owner requests a refund within thirty (30) days after receipt of such notice, we will refund the excessive premium payments to prevent the Contract from becoming a Modified Endowment Contract.

38

Due to the Contract’s flexibility, classification of a Contract as a Modified Endowment Contract will depend upon the individual circumstances of each Contract. Accordingly, a prospective Contract Owner should contact a qualified tax adviser before purchasing a Contract to determine the circumstances under which the Contract would be a Modified Endowment Contract. In addition, a Contract Owner should contact a tax adviser before making any change to a Contract, exchanging a Contract, or reducing Contract benefits, to determine whether such change would cause the Contract (or the new Contract in the case of an exchange) to be treated as a Modified Endowment Contract.

If a Contract becomes a Modified Endowment Contract, distributions such as partial surrenders and loans that occur during the Contract Year it becomes a Modified Endowment Contract and any subsequent Contract Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two (2) years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Contract that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Whether a Contract is or is not a Modified Endowment Contract, upon a complete surrender or a lapse or termination of a Contract if the amount received plus the amount of any indebtedness exceeds the total investment in the Contract (described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts will be subject to the following tax rules:

1)
All distributions from such a Contract (including distributions upon partial or full surrender) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at such time.

2)	Loans taken from (or secured by) such a Contract are treated as distributions from such a Contract and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.
3)
A ten percent (10%) penalty tax is imposed on the portion of any distribution from such a Contract that is included in income. This includes any loan taken from or secured by such a Contract. This penalty tax does not apply if the distribution or loan:

a)	is made on or after the Contract Owner reaches actual age 59½;
b)	is attributable to the Contract Owner’s becoming disabled; or
c)
is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the Contract Owner, or (ii) the joint lives (or joint life expectancies) of the Contract Owner and the Beneficiary.

Distributions Other Than Death Benefit Proceeds from Contracts that are not Modified Endowment Contracts. Distributions other than Death Benefit Proceeds from a Contract that is not classified as a Modified Endowment Contract generally are treated first as a recovery of the Contract Owner’s investment in the Contract. After the recovery of all investment in the Contract, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance Contract for federal income tax purposes if Contract benefits are reduced during the first fifteen (15) Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans. Loans from a Contract (or secured by a Contract) that is not a Modified Endowment Contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Contract Owner. However, the tax consequences associated with loans that are outstanding after the first fifteen (15) Contract Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a loan generally is

39

not tax-deductible. The Contract Owner should consult a tax adviser regarding the deductibility of interest paid on a loan.

Finally, neither distributions from nor loans from (or secured by) a Contract that is not a Modified Endowment Contract are subject to the ten percent (10%) additional income tax.

Investment in the Contract. “Investment in the Contract” means:

a)	the aggregate amount of any premium payments or other consideration paid for a Contract; minus
b)
the aggregate amount of distributions received under the Contract which is excluded from the gross income of the Contract Owner (except that the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded); plus

c)	the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Contract Owner.

Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one Modified Endowment Contract. This applies to determining the amount includible in the Contract Owner’s income when a taxable distribution occurs.

Other Contract Owner Tax Matters. The tax consequences of continuing the Contract beyond the Insured’s 100th year are unclear. You should consult a tax adviser if you intend to keep the Contract in force beyond the Insured’s 100th year.

Businesses can use the Contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.

If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Federal, state and local estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary. A tax adviser should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.

American National’s Income Taxes

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American National is not taxed on the Separate Account’s operations. Thus, we currently do not deduct a charge from the Separate Account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the Separate Account or to the Contracts.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

40

OTHER POLICY PROVISIONS

Control of Contract. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Contract Owner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Contract Owner to die. If the Contract Owner is a minor, first the applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured’s lifetime. We may require that the Contract be returned to our Processing Center for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at our Processing Center. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of Beneficiary changes that may be made.

Change in Contract Owner or Assignment. In order to change the Contract Owner or assign Contract rights, an assignment of the Contract must be made in writing and filed at our Processing Center. The change will take effect as of the date the change is recorded at our Processing Center, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Contract will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, loans, benefits payable at death, and transfers, which require valuation of a Subaccount, may be postponed whenever:

•	the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
•	the SEC by order permits postponement for the protection of Contract Owners; or
•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to six (6) months from the date of written request.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been obtained and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicated with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

We have included the consolidated financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

41

HYPOTHETICAL ILLUSTRATIONS

(Female)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company.  Distributed by Securities Management and Research, Inc., 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868,Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios are assumed to be 1.03%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2010.

 The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

42

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $175,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $76.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

43

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)
Current Charges and Average Expenses
CURRENT-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	912	PAC	586	0	175,586	605	0	175,605	618	0	175,618
32	2	912	PAC	1,155	0	176,155	1,229	0	176,229	1,279	0	176,279
33	3	912	PAC	1,706	0	176,706	1,870	0	176,870	1,985	0	176,985
34	4	912	PAC	2,241	0	177,241	2,531	0	177,531	2,742	0	177,742
35	5	912	PAC	2,757	0	177,757	3,210	10	178,210	3,549	349	178,549

36	6	912	PAC	3,324	148	178,324	3,978	801	178,978	4,483	1,307	179,483
37	7	912	PAC	3,868	719	178,868	4,763	1,615	179,763	5,478	2,330	180,478
38	8	912	PAC	4,388	1,268	179,388	5,566	2,446	180,566	6,537	3,416	181,537
39	9	912	PAC	4,889	1,797	179,889	6,390	3,297	181,390	7,668	4,575	182,668
40	10	912	PAC	5,369	2,307	180,369	7,234	4,171	182,234	8,875	5,812	183,875
		--------
		9,120

41	11	912	PAC	5,846	3,317	180,846	8,116	5,587	183,116	10,180	7,652	185,180
42	12	912	PAC	6,302	4,300	181,302	9,020	7,018	184,020	11,575	9,573	186,575
43	13	912	PAC	6,736	5,251	181,736	9,946	8,460	184,946	13,063	11,578	188,063
44	14	912	PAC	7,152	6,172	182,152	10,895	9,916	185,895	14,655	13,675	189,655
45	15	912	PAC	7,551	7,066	182,551	11,872	11,387	186,872	16,358	15,874	191,358

46	16	912	PAC	7,983	7,983	182,983	12,960	12,960	187,960	18,305	18,305	193,305
47	17	912	PAC	8,400	8,400	183,400	14,086	14,086	189,086	20,403	20,403	195,403
48	18	912	PAC	8,800	8,800	183,800	15,251	15,251	190,251	22,666	22,666	197,666
49	19	912	PAC	9,178	9,178	184,178	16,450	16,450	191,450	25,100	25,100	200,100
50	20	912	PAC	9,531	9,531	184,531	17,680	17,680	192,680	27,714	27,714	202,714
		--------
		18,240

51	21	912	PAC	9,858	9,858	184,858	18,944	18,944	193,944	30,525	30,525	205,525
52	22	912	PAC	10,158	10,158	185,158	20,238	20,238	195,238	33,545	33,545	208,545
53	23	912	PAC	10,428	10,428	185,428	21,563	21,563	196,563	36,789	36,789	211,789
54	24	912	PAC	10,665	10,665	185,665	22,915	22,915	197,915	40,272	40,272	215,272
55	25	912	PAC	10,870	10,870	185,870	24,295	24,295	199,295	44,013	44,013	219,013

56	26	912	PAC	11,041	11,041	186,041	25,704	25,704	200,704	48,032	48,032	223,032
57	27	912	PAC	11,179	11,179	186,179	27,141	27,141	202,141	52,351	52,351	227,351
58	28	912	PAC	11,285	11,285	186,285	28,609	28,609	203,609	56,995	56,995	231,995
59	29	912	PAC	11,359	11,359	186,359	30,109	30,109	205,109	61,993	61,993	236,993
60	30	912	PAC	11,399	11,399	186,399	31,638	31,638	206,638	67,369	67,369	242,369
		--------
		27,360

61	31	912	PAC	11,398	11,398	186,398	33,192	33,192	208,192	73,147	73,147	248,147
62	32	912	PAC	11,348	11,348	186,348	34,762	34,762	209,762	79,352	79,352	254,352
63	33	912	PAC	11,239	11,239	186,239	36,336	36,336	211,336	86,006	86,006	261,006
64	34	912	PAC	11,057	11,057	186,057	37,901	37,901	212,901	93,132	93,132	268,132
65	35	912	PAC	10,795	10,795	185,795	39,446	39,446	214,446	100,760	100,760	275,760

66	36	912	PAC	10,447	10,447	185,447	40,964	40,964	215,964	108,922	108,922	283,922
67	37	912	PAC	10,012	10,012	185,012	42,450	42,450	217,450	117,662	117,662	292,662
68	38	912	PAC	9,488	9,488	184,488	43,901	43,901	218,901	127,023	127,023	302,023
69	39	912	PAC	8,875	8,875	183,875	45,311	45,311	220,311	137,054	137,054	312,054
70	40	912	PAC	8,162	8,162	183,162	46,669	46,669	221,669	147,799	147,799	322,799
		--------
		36,480

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	912	PAC	7,333	7,333	182,333	47,951	47,951	222,951	159,297	159,297	334,297
72	42	912	PAC	6,360	6,360	181,360	49,125	49,125	224,125	171,579	171,579	346,579
73	43	912	PAC	5,211	5,211	180,211	50,150	50,150	225,150	184,674	184,674	359,674
74	44	912	PAC	3,851	3,851	178,851	50,980	50,980	225,980	198,608	198,608	373,608
75	45	912	PAC	2,249	2,249	177,249	51,570	51,570	226,570	213,413	213,413	388,413

76	46	912	PAC	377	377	175,377	51,879	51,879	226,879	229,130	229,130	404,130
77	47	912	PAC	0	0	173,201	51,870	51,870	226,870	245,808	245,808	420,808
78	48	912	PAC	0	0	170,678	51,504	51,504	226,504	263,502	263,502	438,502
79	49	912	PAC	0	0	167,779	50,737	50,737	225,737	282,266	282,266	457,266
80	50	912	PAC	0	0	164,463	49,511	49,511	224,511	302,146	302,146	477,146
		--------
		45,600

81	51	912	PAC	0	0	160,673	47,748	47,748	222,748	323,176	323,176	498,176
82	52	912	PAC	0	0	156,337	45,351	45,351	220,351	345,375	345,375	520,375
83	53	912	PAC	0	0	151,373	42,210	42,210	217,210	368,754	368,754	543,754
84	54	912	PAC	0	0	145,700	38,209	38,209	213,209	393,326	393,326	568,326
85	55	912	PAC	0	0	139,246	33,237	33,237	208,237	419,114	419,114	594,114

86	56	912	PAC	0	0	131,946	27,189	27,189	202,189	446,152	446,152	621,152
87	57	912	PAC	0	0	123,743	19,959	19,959	194,959	474,483	474,483	649,483
88	58	912	PAC	0	0	114,581	11,439	11,439	186,439	504,155	504,155	679,155
89	59	912	PAC	0	0	104,402	1,514	1,514	176,514	535,219	535,219	710,219
90	60	912	PAC	0	0	93,141	0	0	165,255	567,723	567,723	742,723
		--------
		54,720

91	61	912	PAC	0	0	80,725	0	0	152,839	601,707	601,707	776,707
92	62	912	PAC	0	0	67,052	0	0	139,166	637,190	637,190	812,190
93	63	912	PAC	0	0	51,975	0	0	124,089	674,142	674,142	849,142
94	64	912	PAC	0	0	35,248	0	0	107,362	712,426	712,426	887,426
95	65	912	PAC	0	0	16,400	0	0	88,514	751,663	751,663	926,663

96	66	912	PAC	0	0	0	0	0	66,622	790,964	790,964	965,964
97	67	912	PAC	0	0	0	0	0	39,885	828,456	828,456	1,003,456
98	68	912	PAC	0	0	0	0	0	4,944	860,482	860,482	1,035,482
99	69	912	PAC	0	0	0	0	0	0	880,802	880,802	1,055,802
100	70	912	PAC	0	0	0	0	0	0	885,022	885,022	1,060,022
		--------
		63,840

44

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)
Guaranteed Charges and Average Expenses
GUARANTEED-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	912	PAC	474	0	175,474	489	0	175,489	499	0	175,499
32	2	912	PAC	929	0	175,929	989	0	175,989	1,029	0	176,029
33	3	912	PAC	1,367	0	176,367	1,499	0	176,499	1,591	0	176,591
34	4	912	PAC	1,785	0	176,785	2,018	0	177,018	2,187	0	177,187
35	5	912	PAC	2,183	0	177,183	2,545	0	177,545	2,816	0	177,816

36	6	912	PAC	2,559	0	177,559	3,078	0	178,078	3,480	303	178,480
37	7	912	PAC	2,909	0	177,909	3,612	464	178,612	4,175	1,027	179,175
38	8	912	PAC	3,229	109	178,229	4,143	1,023	179,143	4,901	1,780	179,901
39	9	912	PAC	3,520	427	178,520	4,671	1,578	179,671	5,657	2,565	180,657
40	10	912	PAC	3,779	716	178,779	5,191	2,129	180,191	6,445	3,382	181,445
		--------
		9,120

41	11	912	PAC	4,002	1,473	179,002	5,700	3,171	180,700	7,261	4,732	182,261
42	12	912	PAC	4,189	2,187	179,189	6,195	4,193	181,195	8,105	6,103	183,105
43	13	912	PAC	4,340	2,854	179,340	6,675	5,189	181,675	8,980	7,495	183,980
44	14	912	PAC	4,456	3,476	179,456	7,140	6,160	182,140	9,888	8,908	184,888
45	15	912	PAC	4,539	4,054	179,539	7,589	7,104	182,589	10,832	10,347	185,832

46	16	912	PAC	4,584	4,584	179,584	8,018	8,018	183,018	11,809	11,809	186,809
47	17	912	PAC	4,593	4,593	179,593	8,425	8,425	183,425	12,822	12,822	187,822
48	18	912	PAC	4,561	4,561	179,561	8,805	8,805	183,805	13,869	13,869	188,869
49	19	912	PAC	4,488	4,488	179,488	9,156	9,156	184,156	14,951	14,951	189,951
50	20	912	PAC	4,370	4,370	179,370	9,470	9,470	184,470	16,064	16,064	191,064
		--------
		18,240

51	21	912	PAC	4,203	4,203	179,203	9,742	9,742	184,742	17,207	17,207	192,207
52	22	912	PAC	3,983	3,983	178,983	9,965	9,965	184,965	18,375	18,375	193,375
53	23	912	PAC	3,702	3,702	178,702	10,127	10,127	185,127	19,561	19,561	194,561
54	24	912	PAC	3,355	3,355	178,355	10,220	10,220	185,220	20,759	20,759	195,759
55	25	912	PAC	2,941	2,941	177,941	10,239	10,239	185,239	21,969	21,969	196,969

56	26	912	PAC	2,458	2,458	177,458	10,176	10,176	185,176	23,185	23,185	198,185
57	27	912	PAC	1,906	1,906	176,906	10,028	10,028	185,028	24,409	24,409	199,409
58	28	912	PAC	1,290	1,290	176,290	9,794	9,794	184,794	25,641	25,641	200,641
59	29	912	PAC	610	610	175,610	9,470	9,470	184,470	26,884	26,884	201,884
60	30	912	PAC	0	0	174,856	9,044	9,044	184,044	28,127	28,127	203,127
		--------
		27,360

61	31	912	PAC	0	0	174,003	8,494	8,494	183,494	29,353	29,353	204,353
62	32	912	PAC	0	0	173,018	7,792	7,792	182,792	30,534	30,534	205,534
63	33	912	PAC	0	0	171,871	6,899	6,899	181,899	31,635	31,635	206,635
64	34	912	PAC	0	0	170,524	5,770	5,770	180,770	32,611	32,611	207,611
65	35	912	PAC	0	0	168,951	4,372	4,372	179,372	33,426	33,426	208,426

66	36	912	PAC	0	0	167,135	2,676	2,676	177,676	34,049	34,049	209,049
67	37	912	PAC	0	0	165,067	663	663	175,663	34,456	34,456	209,456
68	38	912	PAC	0	0	162,740	0	0	173,339	34,625	34,625	209,625
69	39	912	PAC	0	0	160,145	0	0	170,744	34,528	34,528	209,528
70	40	912	PAC	0	0	157,252	0	0	167,851	34,113	34,113	209,113
		--------
		36,480

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	912	PAC	0	0	154,008	0	0	164,607	33,302	33,302	334,297
72	42	912	PAC	0	0	150,335	0	0	160,934	31,983	31,983	206,983
73	43	912	PAC	0	0	146,134	0	0	156,733	30,016	30,016	205,016
74	44	912	PAC	0	0	141,298	0	0	151,897	27,242	27,242	202,242
75	45	912	PAC	0	0	135,730	0	0	146,329	23,497	23,497	198,497

76	46	912	PAC	0	0	129,339	0	0	139,937	18,614	18,614	193,614
77	47	912	PAC	0	0	122,053	0	0	132,652	12,433	12,433	187,433
78	48	912	PAC	0	0	113,802	0	0	124,401	4,785	4,785	179,785
79	49	912	PAC	0	0	104,502	0	0	115,101	0	0	170,562
80	50	912	PAC	0	0	94,030	0	0	104,629	0	0	160,090
		--------
		45,600

81	51	912	PAC	0	0	82,216	0	0	92,815	0	0	148,276
82	52	912	PAC	0	0	68,844	0	0	79,443	0	0	134,904
83	53	912	PAC	0	0	53,658	0	0	64,257	0	0	119,718
84	54	912	PAC	0	0	36,402	0	0	47,001	0	0	102,462
85	55	912	PAC	0	0	16,833	0	0	27,432	0	0	82,893

86	56	912	PAC	0	0	0	0	0	5,322	0	0	60,783
87	57	912	PAC	0	0	0	0	0	0	0	0	35,916
88	58	912	PAC	0	0	0	0	0	0	0	0	8,066
89	59	912	PAC	0	0	0	0	0	0	0	0	0
90	60	912	PAC	0	0	0	0	0	0	0	0	0
		--------
		54,720

91	61	912	PAC	0	0	0	0	0	0	0	0	0
92	62	912	PAC	0	0	0	0	0	0	0	0	0
93	63	912	PAC	0	0	0	0	0	0	0	0	0
94	64	912	PAC	0	0	0	0	0	0	0	0	0
95	65	912	PAC	0	0	0	0	0	0	0	0	0

96	66	912	PAC	0	0	0	0	0	0	0	0	0
97	67	912	PAC	0	0	0	0	0	0	0	0	0
98	68	912	PAC	0	0	0	0	0	0	0	0	0
99	69	912	PAC	0	0	0	0	0	0	0	0	0
100	70	912	PAC	0	0	0	0	0	0	0	0	0
		--------
		63,840

45

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium:	$17,941.67
Guideline Level Annual Premium:	$5,027.40
TAMRA Initial 7 Pay Premium:	$4,764.26

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 ½ would incur a 10% tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse.  Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.73% Net)	6% Gross Annual Return (4.27% Net)	10% Gross Annual Return (8.27% Net)
Guaranteed Charges	Attained Age	85	86	88
	Contract Year	55	56	58
Current Charges	Attained Age	95	98	100
	Contract Year	65	68	70

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges.  The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen.  Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium.  If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits.  Actual year of lapse may be more or less favorable than shown in the chart.  Investment returns are hypothetical only.  Actual rates of return will vary.

46

HYPOTHETICAL ILLUSTRATIONS

(Male)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company.  Distributed by Securities Management and Research, Inc. 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868, Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios are assumed to be 1.03%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2010.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Male Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

47

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $240,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $120.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

48

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)
Current Charges and Average Expenses
CURRENT-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	1440	PAC	918	0	240,918	948	0	240,948	967	0	240,967
32	2	1440	PAC	1,811	0	241,811	1,927	0	241,927	2,005	0	242,005
33	3	1440	PAC	2,676	0	242,676	2,933	0	242,933	3,113	0	243,113
34	4	1440	PAC	3,512	0	243,512	3,967	0	243,967	4,297	0	244,297
35	5	1440	PAC	4,319	0	244,319	5,029	332	245,029	5,560	863	245,560

36	6	1440	PAC	5,241	590	245,241	6,267	1,616	246,267	7,060	2,409	247,060
37	7	1440	PAC	6,135	1,527	246,135	7,542	2,934	247,542	8,665	4,057	248,665
38	8	1440	PAC	6,994	2,434	246,994	8,850	4,290	248,850	10,379	5,819	250,379
39	9	1440	PAC	7,821	3,312	247,821	10,192	5,683	250,192	12,209	7,699	252,209
40	10	1440	PAC	8,616	4,157	248,616	11,569	7,110	251,569	14,164	9,704	254,164
		--------
		14,400

41	11	1440	PAC	9,406	5,735	249,406	13,010	9,338	253,010	16,280	12,608	256,280
42	12	1440	PAC	10,163	7,262	250,163	14,487	11,586	254,487	18,541	15,640	258,541
43	13	1440	PAC	10,888	8,740	250,888	16,002	13,854	256,002	20,957	18,809	260,957
44	14	1440	PAC	11,578	10,165	251,578	17,553	16,140	257,553	23,537	22,123	263,537
45	15	1440	PAC	12,233	11,537	252,233	19,140	18,444	259,140	26,290	25,594	266,290

46	16	1440	PAC	12,940	12,940	252,940	20,906	20,906	260,906	29,433	29,433	269,433
47	17	1440	PAC	13,616	13,616	253,616	22,728	22,728	262,728	32,816	32,816	272,816
48	18	1440	PAC	14,259	14,259	254,259	24,606	24,606	264,606	36,456	36,456	276,456
49	19	1440	PAC	14,857	14,857	254,857	26,530	26,530	266,530	40,362	40,362	280,362
50	20	1440	PAC	15,410	15,410	255,410	28,498	28,498	268,498	44,553	44,553	284,553
		--------
		28,800

51	21	1440	PAC	15,911	15,911	255,911	30,508	30,508	270,508	49,047	49,047	289,047
52	22	1440	PAC	16,357	16,357	256,357	32,556	32,556	272,556	53,863	53,863	293,863
53	23	1440	PAC	16,741	16,741	256,741	34,635	34,635	274,635	59,021	59,021	299,021
54	24	1440	PAC	17,057	17,057	257,057	36,739	36,739	276,739	64,540	64,540	304,540
55	25	1440	PAC	17,298	17,298	257,298	38,861	38,861	278,861	70,443	70,443	310,443

56	26	1440	PAC	17,458	17,458	257,458	40,995	40,995	280,995	76,753	76,753	316,753
57	27	1440	PAC	17,532	17,532	257,532	43,134	43,134	283,134	83,497	83,497	323,497
58	28	1440	PAC	17,515	17,515	257,515	45,271	45,271	285,271	90,704	90,704	330,704
59	29	1440	PAC	17,400	17,400	257,400	47,399	47,399	287,399	98,403	98,403	338,403
60	30	1440	PAC	17,176	17,176	257,176	49,502	49,502	289,502	106,622	106,622	346,622
		--------
		43,200

61	31	1440	PAC	16,832	16,832	256,832	51,567	51,567	291,567	115,391	115,391	355,391
62	32	1440	PAC	16,357	16,357	256,357	53,579	53,579	293,579	124,739	124,739	364,739
63	33	1440	PAC	15,730	15,730	255,730	55,512	55,512	295,512	134,693	134,693	374,693
64	34	1440	PAC	14,935	14,935	254,935	57,342	57,342	297,342	145,281	145,281	385,281
65	35	1440	PAC	13,954	13,954	253,954	59,044	59,044	299,044	156,533	156,533	396,533

66	36	1440	PAC	12,771	12,771	252,771	60,593	60,593	300,593	168,486	168,486	408,486
67	37	1440	PAC	11,372	11,372	251,372	61,964	61,964	301,964	181,178	181,178	421,178
68	38	1440	PAC	9,743	9,743	249,743	63,131	63,131	303,131	194,652	194,652	434,652
69	39	1440	PAC	7,868	7,868	247,868	64,064	64,064	304,064	208,950	208,950	448,950
70	40	1440	PAC	5,719	5,719	245,719	64,721	64,721	304,721	224,108	224,108	464,108
		--------
		57,600

49

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)
Current Charges and Average Expenses
CURRENT-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	1440	PAC	3,261	3,261	243,261	65,049	65,049	305,049	240,156	240,156	480,156
72	42	1440	PAC	452	452	240,452	64,984	64,984	304,984	257,115	257,115	497,115
73	43	1440	PAC	0	0	237,213	64,445	64,445	304,445	274,997	274,997	514,997
74	44	1440	PAC	0	0	233,454	63,352	63,352	303,352	293,814	293,814	533,814
75	45	1440	PAC	0	0	229,124	61,628	61,628	301,628	313,590	313,590	553,590

76	46	1440	PAC	0	0	224,183	59,204	59,204	299,204	334,365	334,365	574,365
77	47	1440	PAC	0	0	218,597	56,018	56,018	296,018	356,183	356,183	596,183
78	48	1440	PAC	0	0	212,336	52,005	52,005	292,005	379,102	379,102	619,102
79	49	1440	PAC	0	0	205,368	47,098	47,098	287,098	403,177	403,177	643,177
80	50	1440	PAC	0	0	197,637	41,200	41,200	281,200	428,447	428,447	668,447
		--------
		72,000

81	51	1440	PAC	0	0	189,063	34,188	34,188	274,188	454,926	454,926	694,926
82	52	1440	PAC	0	0	179,545	25,911	25,911	265,911	482,608	482,608	722,608
83	53	1440	PAC	0	0	168,961	16,190	16,190	256,190	511,468	511,468	751,468
84	54	1440	PAC	0	0	157,196	4,846	4,846	244,846	541,480	541,480	781,480
85	55	1440	PAC	0	0	144,156	0	0	231,837	572,645	572,645	812,645

86	56	1440	PAC	0	0	129,779	0	0	217,460	604,989	604,989	844,989
87	57	1440	PAC	0	0	114,018	0	0	201,699	638,563	638,563	878,563
88	58	1440	PAC	0	0	96,848	0	0	184,529	673,443	673,443	913,443
89	59	1440	PAC	0	0	78,250	0	0	165,930	709,715	709,715	949,715
90	60	1440	PAC	0	0	58,184	0	0	145,864	747,454	747,454	987,454
		--------
		86,400

91	61	1440	PAC	0	0	36,590	0	0	124,270	786,719	786,719	1,026,719
92	62	1440	PAC	0	0	13,371	0	0	101,052	827,535	827,535	1,067,535
93	63	1440	PAC	0	0	0	0	0	76,053	869,867	869,867	1,109,867
94	64	1440	PAC	0	0	0	0	0	48,945	913,498	913,498	1,153,498
95	65	1440	PAC	0	0	0	0	0	19,007	957,781	957,781	1,197,781

96	66	1440	PAC	0	0	0	0	0	0	1,001,302	1,001,302	1,241,302
97	67	1440	PAC	0	0	0	0	0	0	1,041,146	1,041,146	1,281,146
98	68	1440	PAC	0	0	0	0	0	0	1,071,652	1,071,652	1,311,652
99	69	1440	PAC	0	0	0	0	0	0	1,083,192	1,083,192	1,323,192
100	70	1440	PAC	0	0	0	0	0	0	1,068,861	1,068,861	1,308,861
		--------
		100,800

50

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)
Guaranteed Charges and Average Expenses
GUARANTEED-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	1440	PAC	764	0	240,764	788	0	240,788	805	0	240,805
32	2	1440	PAC	1,502	0	241,502	1,598	0	241,598	1,663	0	241,663
33	3	1440	PAC	2,212	0	242,212	2,426	0	242,426	2,575	0	242,575
34	4	1440	PAC	2,892	0	242,892	3,268	0	243,268	3,541	0	243,541
35	5	1440	PAC	3,538	0	243,538	4,123	0	244,123	4,562	0	244,562

36	6	1440	PAC	4,150	0	244,150	4,989	338	244,989	5,640	988	245,640
37	7	1440	PAC	4,725	117	244,725	5,864	1,256	245,864	6,776	2,168	246,776
38	8	1440	PAC	5,258	698	245,258	6,740	2,180	246,740	7,967	3,407	247,967
39	9	1440	PAC	5,748	1,238	245,748	7,615	3,106	247,615	9,216	4,706	249,216
40	10	1440	PAC	6,192	1,733	246,192	8,488	4,028	248,488	10,523	6,064	250,523
		--------
		14,400

41	11	1440	PAC	6,585	2,913	246,585	9,349	5,677	249,349	11,886	8,214	251,886
42	12	1440	PAC	6,926	4,025	246,926	10,196	7,295	250,196	13,306	10,405	253,306
43	13	1440	PAC	7,214	5,066	247,214	11,027	8,880	251,027	14,786	12,638	254,786
44	14	1440	PAC	7,445	6,031	247,445	11,836	10,423	251,836	16,324	14,910	256,324
45	15	1440	PAC	7,615	6,919	247,615	12,618	11,922	252,618	17,920	17,224	257,920

46	16	1440	PAC	7,720	7,720	247,720	13,363	13,363	253,363	19,571	19,571	259,571
47	17	1440	PAC	7,756	7,756	247,756	14,065	14,065	254,065	21,276	21,276	261,276
48	18	1440	PAC	7,719	7,719	247,719	14,719	14,719	254,719	23,034	23,034	263,034
49	19	1440	PAC	7,605	7,605	247,605	15,315	15,315	255,315	24,841	24,841	264,841
50	20	1440	PAC	7,407	7,407	247,407	15,844	15,844	255,844	26,693	26,693	266,693
		--------
		28,800

51	21	1440	PAC	7,117	7,117	247,117	16,290	16,290	256,290	28,582	28,582	268,582
52	22	1440	PAC	6,722	6,722	246,722	16,637	16,637	256,637	30,495	30,495	270,495
53	23	1440	PAC	6,208	6,208	246,208	16,863	16,863	256,863	32,415	32,415	272,415
54	24	1440	PAC	5,558	5,558	245,558	16,944	16,944	256,944	34,325	34,325	274,325
55	25	1440	PAC	4,760	4,760	244,760	16,859	16,859	256,859	36,204	36,204	276,204

56	26	1440	PAC	3,796	3,796	243,796	16,580	16,580	256,580	38,030	38,030	278,030
57	27	1440	PAC	2,655	2,655	242,655	16,084	16,084	256,084	39,782	39,782	279,782
58	28	1440	PAC	1,329	1,329	241,329	15,350	15,350	255,350	41,441	41,441	281,441
59	29	1440	PAC	0	0	239,797	14,346	14,346	254,346	42,975	42,975	282,975
60	30	1440	PAC	0	0	238,008	13,031	13,031	253,031	44,344	44,344	284,344
		--------
		43,200

61	31	1440	PAC	0	0	235,917	11,362	11,362	251,362	45,501	45,501	285,501
62	32	1440	PAC	0	0	233,490	9,291	9,291	249,291	46,396	46,396	286,396
63	33	1440	PAC	0	0	230,675	6,751	6,751	246,751	46,954	46,954	286,954
64	34	1440	PAC	0	0	227,420	3,673	3,673	243,673	47,096	47,096	287,096
65	35	1440	PAC	0	0	223,674	0	0	239,986	46,739	46,739	286,739

66	36	1440	PAC	0	0	219,391	0	0	235,703	45,795	45,795	285,795
67	37	1440	PAC	0	0	214,524	0	0	230,836	44,174	44,174	284,174
68	38	1440	PAC	0	0	209,030	0	0	225,342	41,778	41,778	281,778
69	39	1440	PAC	0	0	202,852	0	0	219,164	38,492	38,492	278,492
70	40	1440	PAC	0	0	195,914	0	0	212,226	34,167	34,167	274,167
		--------
		57,600

51

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)
Guaranteed Charges and Average Expenses
GUARANTEED-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	1440	PAC	0	0	188,114	0	0	204,425	28,620	28,620	268,620
72	42	1440	PAC	0	0	179,324	0	0	195,636	21,627	21,627	261,627
73	43	1440	PAC	0	0	169,387	0	0	185,698	12,915	12,915	252,915
74	44	1440	PAC	0	0	158,144	0	0	174,456	2,190	2,190	242,190
75	45	1440	PAC	0	0	145,458	0	0	161,770	0	0	229,512

76	46	1440	PAC	0	0	131,219	0	0	147,531	0	0	215,273
77	47	1440	PAC	0	0	115,327	0	0	131,639	0	0	199,381
78	48	1440	PAC	0	0	97,696	0	0	114,008	0	0	181,750
79	49	1440	PAC	0	0	78,224	0	0	94,536	0	0	162,278
80	50	1440	PAC	0	0	56,750	0	0	73,062	0	0	140,804
		--------
		72,000

81	51	1440	PAC	0	0	33,044	0	0	49,355	0	0	117,097
82	52	1440	PAC	0	0	6,809	0	0	23,120	0	0	90,863
83	53	1440	PAC	0	0	0	0	0	0	0	0	61,741
84	54	1440	PAC	0	0	0	0	0	0	0	0	29,373
85	55	1440	PAC	0	0	0	0	0	0	0	0	0

86	56	1440	PAC	0	0	0	0	0	0	0	0	0
87	57	1440	PAC	0	0	0	0	0	0	0	0	0
88	58	1440	PAC	0	0	0	0	0	0	0	0	0
89	59	1440	PAC	0	0	0	0	0	0	0	0	0
90	60	1440	PAC	0	0	0	0	0	0	0	0	0
		--------
		86,400

91	61	1440	PAC	0	0	0	0	0	0	0	0	0
92	62	1440	PAC	0	0	0	0	0	0	0	0	0
93	63	1440	PAC	0	0	0	0	0	0	0	0	0
94	64	1440	PAC	0	0	0	0	0	0	0	0	0
95	65	1440	PAC	0	0	0	0	0	0	0	0	0

96	66	1440	PAC	0	0	0	0	0	0	0	0	0
97	67	1440	PAC	0	0	0	0	0	0	0	0	0
98	68	1440	PAC	0	0	0	0	0	0	0	0	0
99	69	1440	PAC	0	0	0	0	0	0	0	0	0
100	70	1440	PAC	0	0	0	0	0	0	0	0	0
		--------
		100,800

52

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium:	$27,838.62
Guideline Level Annual Premium:	$8,031.17
TAMRA Initial 7 Pay Premium:	$7,339.90

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 ½ would incur a 10% federal tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse.  Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.73% Net)	6% Gross Annual Return (4.27% Net)	10% Gross Annual Return (8.27% Net)
Guaranteed Charges	Attained Age	82	82	84
	Contract Year	52	52	54
Current Charges	Attained Age	92	95	100
	Contract Year	62	65	70

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges.  The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen.  Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium.  If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits.  Actual year of lapse may be more or less favorable than shown in the chart.  Investment returns are hypothetical only.  Actual rates of return will vary.

53

STATEMENT OF ADDITIONAL INFORMATION

 A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and consolidated financial statements of American National Insurance Company, is available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269 or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the American National Variable Life Separate Account are available on the Commission’s Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number: 333-53122

54

Form 9130                                         Rev. 05-11

55

Prospectus for
WealthQuest® III Variable Universal Life
Individual Flexible Premium
Variable Universal Life Insurance Contract
Contract Form Number WQVUL08
Issued by American National Insurance Company
American National Variable Life Separate Account
May 1, 2011

This Prospectus contains information about the Contract that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

This Prospectus describes a flexible premium variable life insurance contract (the “Contract”) offered by American National Insurance Company. The purpose of this Contract is to provide life insurance protection for the Beneficiary(ies) named on the Contract. We will provide a Death Benefit upon the death of the Insured.

Your Accumulation Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments (premium payments less applicable charges) in the Subaccounts of American National Variable Life Separate Account (the “Separate Account”) that you select. Each Subaccount invests in shares of a corresponding Portfolio. You bear the investment risk of investing in the Subaccounts. The value of your Contract will vary with the investment performance of the investment options you choose. If you choose our fixed option, your payments will be invested in our Fixed Account and will earn interest monthly at an annual effective rate of at least three percent (3%). We take the investment risk for payments allocated to the Fixed Account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Contract.

The Contract is not available in some states. You should rely only on the information contained or incorporated by reference in this Prospectus. We have not authorized anyone to provide you with information that is different.

Form 9130 5-11

Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

Fidelity® Variable Insurance Products –	Federated Insurance Series
Service Class 2	Capital Income Fund II Portfolio
VIP Money Market Portfolio	High Income Bond Fund II Portfolio – Primary Shares
VIP Contrafund® Portfolio	Federated Fund for U.S. Government Securities II
VIP Growth Strategies Portfolio	Federated Kaufmann Fund II – Primary Shares
VIP Mid Cap Portfolio	Federated Quality Bond Fund II – Primary Shares
VIP Index 500 Portfolio	The Alger Portfolios –Class I-2 Shares
VIP Equity-Income Portfolio	Alger Small Cap Growth Portfolio2
VIP Investment Grade Bond Portfolio	Alger Large Cap Growth Portfolio
VIP Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
VIP Value Portfolio	Alger Capital Appreciation Portfolio
VIP Value Leaders Portfolio	Alger Balanced Portfolio
VIP Value Strategies Portfolio	Alger Growth & Income Portfolio
VIP Growth Opportunities Portfolio	AIM Variable Insurance Funds (Invesco
T. Rowe Price	Variable Insurance Funds) – Series I Shares
Equity Income Portfolio	Invesco V.I. Capital Development Fund3
Mid-Cap Growth Portfolio1	Invesco V.I. Small Cap Equity Fund
International Stock Portfolio	Invesco V.I. Global Health Care Fund
Limited-Term Bond Portfolio	Invesco V.I. Utilities Fund
MFS® Variable Insurance Trust – Initial	Invesco V.I. Dividend Growth Fund4
Class Shares	Invesco V.I. Global Real Estate Fund
MFS Core Equity Series	Invesco V.I. Technology Fund
MFS Growth Series
MFS Research Series
MFS Investors Trust Series

1Not available for investment in Contracts issued on or after May 1, 2004
2Not available for investment for Contracts issued on or after July 1, 2007.
3Effective May 2, 2011, the Invesco V.I. Dynamics Fund will be acquired by the Invesco V.I. Capital Development Fund.  The Invesco V.I. Dynamics Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

4Effective May 2, 2011, the Invesco V.I. Financial Services Fund will be acquired by the Invesco V.I.  Dividend Growth Fund.  The Invesco V.I. Financial Services Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

For a full description of the Portfolios referenced in this Prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. If mail is addressed differently, there may be delays in the processing of requested transactions.

RISK/BENEFIT SUMMARY
(A Glossary containing terms used in this Prospectus immediately follows this Risk/Benefit Summary.)

Contract Benefits

The Contract

The Contract is a flexible premium variable universal life insurance contract. In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See the “Premium Flexibility” provision in the “Payment and Allocation of Premiums” section of this Prospectus.)

The Death Benefit under the Contract may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See the “Death Benefit Proceeds” and the “Accumulation Value” provisions of this Prospectus.) You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Contract is not guaranteed, except under the Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. The Contract offers only one option for the death benefit qualification test - the guideline premium test.

Issuance of a Contract

In order to purchase a Contract, you must submit an application to us. We review the application to determine whether the Contract can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Contract to have an Effective Date and insurance coverage. Accordingly, the Date of Issue may be before the Effective Date.

Allocation of Premiums

You can allocate premiums to one or more of the Subaccounts and to the Fixed Account. (See the “Separate Account” and the “Fixed Account” provisions of this Prospectus.) The assets of the various Subaccounts are invested in corresponding Portfolios. Premium payments received before the Date of Issue are held in our General Account without interest. On the Date of Issue, premiums received on or before that date are allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio.

Premium payments received within fifteen (15) days after the Date of Issue are also allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio. After the fifteen (15) day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in the application. For a Contract issued to a person age 60 or over in California, premium payments received within thirty-five (35) days after the Date of Issue are also allocated to the Subaccount that invests in the Fidelity VIP Money market Portfolio. For a Contract issued to a person age 60 or over in California, after the thirty-five (35) day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in the application. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of one percent (1%) of the premium payment or $20.

1

Contract Benefits and Rights

Death Benefit. The Death Benefit is available in two options. (See the “Death Benefit Options” provision in the “Contract Benefits” section of this Prospectus.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See the “Payment of Contract Benefits” provision in the “Duration of the Contract” section of this Prospectus.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See the “Death Benefit Options” and the “Change in Specified Amount” provisions of this Prospectus.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen Subaccounts, the rate of interest paid on the Fixed Account, premium paid, partial surrenders, and charges deducted from the Contract. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the Accumulation Value and the Death Benefit payable under the Contract. A surrender charge will be deducted from the amount paid upon surrender or partial surrender. (See the “Surrenders” provision of this Prospectus and the “Charges and Deductions” section of this Prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Loans. You can borrow money from us using the Contract as security for the loan. (See the “Loan Benefits” provision in the “Contract Rights” section of this Prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Free Look Period. You have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after you receive your Contract. The date you receive your Contract will not necessarily be the date you submit your premium. (See the “Refund Privilege” provision in the “Contract Rights” section of this Prospectus.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid and other Contract provisions are met. After the Guaranteed Coverage Benefit period, the Contract will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires sixty-one (61) days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if the Planned Periodic Premiums are paid. (See the “Payment and Allocation of Premiums” section of this Prospectus.)

Additional Benefits

There are a number of additional benefits you may add to your Contract by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits, which will be provided by “riders” to the Contract, will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Level Term Rider. This rider provides level term insurance on the person insured by the rider until that person is age 75.

Automatic Increase Rider. This rider has prescheduled Death Benefit increases every second year for ten (10) years. It gives the right to buy additional insurance on the Insured on certain specified dates without proof of insurability.

2

Disability Waiver of Premium Rider. This rider waives certain premium if the Insured becomes totally disabled during the first ten (10) Contract Years. The amount of premium is selected on the application. The waiver of premium will continue throughout disability through the first ten (10) Contract Years.

Risks of the Contract

Investment Performance

The value of your Contract will fluctuate with the performance of the Portfolios corresponding to the Subaccounts and Fixed Account you select. The Subaccounts you choose may decline in value or they may not perform to your expectations. You bear the investment risk of any Accumulation Value invested in the Subaccounts you choose.

Suitability

Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the Accumulation Value in a short period of time.

Lapse Risk

Your Contract could terminate if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments or by poor investment performance of the investment options you have chosen. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay an additional premium. If the Contract terminates and is not reinstated, the Contract will have no Accumulation Value, Surrender Value or Death Benefits.

Limitations on Access to Cash Value

We may not allow a withdrawal if it would reduce the Specified Amount to less than $100,000. The minimum withdrawal is $100. A $25 partial surrender (withdrawal) fee will be imposed for each partial surrender. The withdrawal fee may not be the only applicable surrender fee.

Limitations on Transfers

Transfers from the Fixed Account are generally limited to one (1) per Contract Year, and only during the thirty (30) day period beginning on the Contract anniversary date, and may not exceed the greater of twenty-five percent (25%) of the amount in the Fixed Account or $1000.00. Any transfer between Subaccounts after the first twelve (12) transfers in a Contract Year, will be subject to a $10.00 transfer fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

Impact of Loans

Taking a loan from your Contract may increase the risk that your Contract will terminate. It will have a permanent effect on the Contract’s Surrender Value and will reduce the Death Benefit Proceeds. Also, Contract termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences

Under certain circumstances [usually if your premium payments in the first seven (7) years or less exceed specified limits] your Contract may become a modified endowment contract (“MEC”). Under federal tax law, loans, withdrawals, and other pre-death distributions received from an MEC Contract are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a ten percent (10%) penalty tax. Existing tax laws that affect this Contract may change at any time.

3

Additional Risks
The type of investments that a Portfolio makes will also create risk.  A comprehensive discussion of the risks of each of the Portfolios may be found in that Portfolio’s prospectus,  You should read the Portfolio’s prospectus carefully before investing.

Risk/Benefit Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The Transaction Fees table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

TRANSACTION FEES FOR THE CONTRACT
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	As each payment is made	6% of each payment
Premium Taxes	Not applicable	None currently, but unlimited maximum
Maximum Deferred Sales Charge (Load)	Upon Surrender, partial surrender if Option A or decrease in Specified Amount under either Option A or B.	$57.90 per $1000 surrendered or decrease in Specified Amount
Other Surrender Fees	Upon partial surrender	$25 per partial surrender
Transfer Fees1	Upon transfer	$10 per transfer

1The first twelve (12) transfers of Accumulation Value among Subaccounts in a Contract Year are free. Thereafter, a transfer charge of $10 will be deducted from the amount transferred. (See “Transfer Charge” in the “Charges From Accumulation Value” provision in the “Charges and Deductions” section of this Prospectus.)

4

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATION EXPENSES FOR THE CONTRACT
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance1 (“COI”)	Monthly	See footnote
Minimum	Monthly	$0.015 per $1,000 of Net Amount At Risk
Maximum	Monthly	$40.91 per $1,000 of Net Amount At Risk
Charge for a Standard Male Non Smoker, Issue Age 30	Monthly	$.09 per $1,000 of Net Amount At Risk
Annual Maintenance Fee Monthly Expense Fee	Monthly Monthly	$7.50 per month Minimum $0.03 per month per $1,000 of Specified Amount Maximum $0.42 per month per $1,000 of Specified Amount
Mortality and Expense Risk Fees (Daily Asset Charge)	Daily	0.70% Annually of Accumulation Value in Separate Account (.002 daily)
Administrative Fees	Not applicable	None
Loan Interest	Policy Anniversary	3% for Preferred Loans 4% for all others

RIDERS COST OF INSURANCE RATES THE FOR CONTRACT
Rider	When Charge is Deducted	Amount Deducted
Overloan Protection Benefit	Upon Election of Benefit	Maximum 4.5% of Accumulation Value at the Date the benefit is elected
Automatic Increase Rider	Monthly	Minimum COI $.003 per $1,000 of Specified Amount Maximum COI $0.06 per $1,000 of Specified Amount
(Charge for a Standard Male1 Non-Smoker, Issue age 30)	Monthly	$0.006 per $1,000 of Specified Amount
Waiver of Stipulated Premium Rider	Monthly	Minimum COI .79% of premium Maximum COI 14.05% of premium
(Charge for a Standard Male1 Non Smoker, Issue age 30)	Monthly	1.49% of premium
Term Rider	Monthly	Minimum COI $0.015 per $1,000 of rider Death Benefit Maximum COI $40.91 per $1,000 of rider Death Benefit
(Charge for a Standard Male1 Non Smoker, Issue age 30)	Monthly	$0.09 per $1,000 of rider Death Benefit

1The COI varies based on individual characteristics, including the insured’s sex, attained age and risk class, and the specified amount of insurance. The COI charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular COI and any other charges that may apply to you by asking your sales representative or by contacting us at 1-800-306-2959.

5

The next table describes the Portfolio’s fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

	Minimum	Maximum
Total Expenses1	0.35%	2.27%
	(before fee waivers or
	reimbursements)
1Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2010. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35%and 1.59%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

6

GLOSSARY

This Glossary contains definitions of terms used in this Prospectus.

Accumulation Value - the total value of your Contract at any time during the Insured’s lifetime.

Age at Issue - the Insured’s age on Insured’s last birthday before the Date of Issue.

Attained Age - Age at Issue plus the number of complete Contract Years.

Beneficiary - the Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company - (“American National,” “we,” “our” or “us”) - American National Insurance Company.

Contract - the variable universal life insurance Contract described in this Prospectus.

Contract Debt - the sum of all unpaid loans and accrued interest thereon.

Contract Owner (“you” or “your”) - the owner of the Contract, as designated in the application or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not the Contract Owner.

Contract Year - the period from one Contract anniversary date until the next Contract anniversary date.

Daily Asset Charge - a charge equal to an annual rate of 0.70% of the average daily net assets of each Subaccount during the first fifteen (15) Contract Years. Currently after the first fifteen (15) Contract Years, there is no charge. This charge covers mortality and expense risk fees.

Data Page - the pages of the Contract so titled.

Date of Issue - the Date of Issue of the Contract and any riders to the Contract.

Death Benefit - the amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds - the proceeds payable upon the Insured’s death.

Declared Rate - the interest rate that is credited in the Fixed Account.

Effective Date - the later of the Date of Issue or the date on which:

•	the first premium, as shown on the Data Page, has been paid; and

•	the Contract has been delivered during the Insured’s lifetime and good health.

Any increase in Specified Amount, addition of a rider, or reinstatement of coverage will take effect on the Monthly Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Contract.

Fixed Account - a part of our General Account that accumulates interest at a fixed rate.

Fund - A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account - includes all of our assets except assets segregated into Separate Accounts.

Guaranteed Coverage Benefit - our agreement to keep the Contract in force if the Guaranteed Coverage Premium is paid and other Contract provisions are met.

Guaranteed Coverage Premium - a required specified premium paid in advance that will keep the Contract in force so long as other Contract provisions are met.

Home Office - American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7947.

7

Insured - the person upon whose life the Contract is issued.

Monthly Deduction - the sum of (1) the cost of insurance charge, (2) the charge for any riders, and (3) the monthly expense fee and monthly fee as shown on the Data Page.

Monthly Deduction Date - the same date in each succeeding month as the Date of Issue, except that whenever the Monthly Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk - your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums - scheduled premiums selected by you.

Portfolio – A series of a registered investment company designed to meet specified investment objectives.

Processing Center - American National Insurance Company Processing Center, Variable Contracts, is located at 4500 Lockhill-Selma Road, San Antonio, Texas 78249.

Satisfactory Proof of Death - submission of the following:

•	a certified copy of the death certificate;

•	a claimant statement;

•	the Contract; and

•	any other information that we may reasonably require to establish the validity of the claim.

Specified Amount - the minimum Death Benefit under the Contract. The Specified Amount is an amount you select in accordance with Contract requirements.

Subaccount - A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Surrender Value - the Accumulation Value less Contract Debt and surrender charges.

Valuation Date - each day the New York Stock Exchange (“NYSE”) is open for regular trading. Accumulation Values are calculated on Valuation Dates.

Valuation Period – The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of regular trading of the New York Stock Exchange on the next valuation date.

8

CONTRACT BENEFITS

Purposes of the Contract

The Contract is designed to provide you:

•	life insurance protection;

•	Death Benefits which may, and Accumulation Value that will, vary with performance of your chosen investment options;

•	flexibility in the amount and frequency of premium payments;

•	flexibility in the level of life insurance protection, subject to certain limitations; and

•	a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Contract requirements.

Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Contract. We will, upon Satisfactory Proof of Death, pay the Death Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

•	the Death Benefit; plus

•	additional life insurance proceeds provided by riders; minus

•	Contract Debt; minus

•	unpaid Monthly Deductions.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

•	the Beneficiary or Beneficiaries; or

•	if no Beneficiary survives the Insured, the Insured’s estate.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Contract. (See the “Payment of Contract Benefits” provision in the “Duration of the Contract” section of this Prospectus.)

Death Benefit Options

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit tax qualification test provided by federal tax law. The Contract offers only one (1) choice for the death benefit tax qualification test: the guideline premium test.

For the tax qualification test, there are two Death Benefit options available under the Contract. The two options are Option A (generally provides a level Death Benefit) or Option B (generally provides an increasing Death Benefit). You choose one of the two Death Benefit options in the application. If the Death Benefit option is not elected at time of application, we will deliver the Contract as Option A. Until Attained Age 100, the Death Benefit under either option will equal or exceed the current Specified Amount of the Contract. After Attained Age 100, the Death Benefit will be 110% of the Accumulation Value.

Until Attained Age 100, the Death Benefit under the tax qualification test is calculated with reference to a corridor percentage table. The corridor percentage table for the guideline premium qualification test is as follows:

9

CORRIDOR PERCENTAGE TABLE FOR THE GUIDELINE PREMIUM DEATH BENEFIT QUALIFICATION TEST
Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Percentage Corridor
40 or less	250	54	157	68	117
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75 to 90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95 and thereafter	101
53	164	67	118

Option A. Under Option A with the Guideline Premium death benefit tax qualification test, the Death Benefit is the Specified Amount or, if greater, the corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

OPTION A EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured’s Attained Age is between 0 and 40. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 250% of Accumulation Value. Anytime the Accumulation Value exceeds $40,000 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to the Accumulation Value above $40,000 would increase the Death Benefit by $2.50. If the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as the Accumulation Value exceeds $40,000, each dollar decrease in Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000.

Option B. Under Option B the Death Benefit with the guideline premium test is the Specified Amount plus the Accumulation Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

10

OPTION B EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured is age 40 or less. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with an Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 + $10,000). The Death Benefit, however, must be at least 250% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $66,668, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,668 will increase the Death Benefit by $2.50. If the Accumulation Value exceeds $66,668 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Contract with an Accumulation Value of $40,000, the Death Benefit will be $140,000 (Specified Amount $100,000 plus $40,000 Accumulation Value); for an Accumulation Value of $50,000, the Death Benefit will be $150,000 ($100,000 Specified Amount plus $50,000 Accumulation Value); and for an Accumulation Value of $70,000, the Death Benefit will be $175,000 ($70,000 x 250% is greater than $100,000 Specified Amount plus $70,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $66,668, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

Choosing Option A or Option B.

If you want favorable investment performance to:

1.	increase your Death Benefit you should choose Option B.
2.	keep your cost of insurance charges to a minimum you should choose Option A.
The guideline premium test restricts the amount and timing of premium payments. Any premium payment that increases the Net Amount at Risk will require additional underwriting at our discretion.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The Effective Date of a change will be the Monthly Deduction Date on or following the date we receive the written request. A change may have Federal Tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the Effective Date of the change. If you change from Option B to Option A, the Specified Amount after the change will equal the Death Benefit under Option B on the Effective Date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum Specified Amount of $100,000.

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See the “Surrender Charge” provision in the “Charges and Deductions” section of this Prospectus.) A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at Risk. In addition, a change may affect subsequent monthly fees.

Change in Specified Amount. Subject to certain limitations, you may increase or decrease the Specified Amount at any time. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See the “Cost of Insurance” provision in the “Charges and Deductions” section of this Prospectus and the “Federal Income Tax Considerations” section of this Prospectus.)

11

The Specified Amount after a decrease may not be less than the minimum Specified Amount of $100,000. (See the “Change in Death Benefit Option” provision in this section of the Prospectus.)

If following the decrease in Specified Amount, the Contract would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet federal tax law requirements. If you have elected the cash value accumulation test, the premium limitations do not apply. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first and finally against the initial Specified Amount.

If your Specified Amount decreases under either Option A or Option B, we will deduct a surrender charge from the Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of Specified Amount reduced in the above order. The surrender charge, for each reduction is a pro-rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount after the Insured’s Attained Age 100. A decrease in Specified Amount will take effect on the Monthly Deduction Date, which coincides with or next follows the date we receive your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See the “Charges from Accumulation Value” provision in the “Charges and Deduction” section of this Prospectus.) An additional premium may be required. (See the “Premiums Upon Increase in Specified Amount” provision in the “Payment and Allocations of Premiums” section of this Prospectus.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured’s Attained Age is over 85. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirement.

You have a “free look period” for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See the “Refund Privilege” provision in the “Contract Rights” section of this Prospectus.)

Methods of Affecting Insurance Protection. Your “pure insurance protection” will be the difference between your Death Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by the Contract, as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the Specified Amount, changing the level of premium payments, or making a partial surrender of the Contract. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

•	A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection, and cost of insurance charges.

•
An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation Value and the corridor percentage limitation. If insurance protection is increased, the Contract charges generally increase as well.

•
If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the Accumulation Value available to keep the Contract in force.

•
If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Contract will lapse.

12

A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the Death Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

Guaranteed Coverage Benefit

We will keep the Contract in effect under the Guaranteed Coverage Benefit so long as the premiums paid in advance during the Guaranteed Coverage Benefit period chosen are at least:

•	the sum of Guaranteed Coverage Premium for each month from the start of the Guaranteed Coverage Benefit period chosen, including the current month; plus

•	partial surrenders and Contract Debt.

The Guaranteed Coverage Benefit period is ten (10) Contract Years. You may, for an additional monthly fee, choose a Guaranteed Coverage Benefit period of twenty-five (25) Contract Years. An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium you must pay.

When the required Guaranteed Coverage Premium is not paid the Guaranteed Coverage Benefit provision will terminate. Your Contract may then terminate if the Surrender Value is insufficient to pay the Monthly Deduction. (See the “Grace Period and Reinstatement” provision of this Prospectus.)

To better understand how this benefit works and the impact that a partial withdrawal or a loan may have on this benefit, please see the example below.

EXAMPLE OF THE AFFECT OF A DISTRIBUTION
ON THE GUARANTEED COVERAGE BENEFIT

This example demonstrates the affect of a partial surrender or loan on the Guaranteed Coverage Benefit. This example assumes You pay monthly premiums of $100.00 into the contract for eight years and assumes that the Guaranteed Coverage Premium is $80.00 per month. At the end of the 8th Contract Year, the total premiums paid would equal $9,600.00 and the total Guaranteed Coverage Premium required to keep the Guaranteed Coverage Benefit active would be $7,680.00. Under these assumptions, if You take a partial surrender or loan greater than $1,920, the Guaranteed Coverage Benefit will terminate. The graph below assumes You take a distribution of $3,000 at the end of the 8th Contract Year and shows that based upon these assumptions the Guaranteed Coverage Benefit would terminate at the end of the 8th Contract Year.

Once Your Guaranteed Coverage Benefit terminates, Your Contract is more susceptible to lapsing if Your Surrender Value is insufficient to pay the Contract’s monthly charges. An insufficient Surrender Value may be caused by reducing, stopping or changing the timing of Your premium payments, taking loans or withdrawals

13

against the Contract, or by poor investment performance of the investment options You have chosen. If Your Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefit.

DURATION OF THE CONTRACT

The Contract will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Contract beyond age 100 are unclear and a tax adviser should be consulted. If the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Contract will lapse and terminate without value. (See the “Grace Period and Reinstatement” provision in the “Payment and Allocation of Premiums” section of this Prospectus.)

Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

•	the aggregate of the value in each Subaccount, determined by multiplying a Subaccount’s unit value by the number of units you own in the Subaccount; plus

•	the value in the Fixed Account; plus

•	premiums (less premium taxes) received on that Valuation Date; plus

•	Accumulation Value securing Contract Debt; less

•	partial surrenders, and related charges, processed on that Valuation Date; less

•	any Monthly Deduction processed on that Valuation Date; less

•	any federal or state income taxes.

The number of Subaccount units allocated to the Contract is determined after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions on the Valuation Date.

Determination of Unit Value. The unit value of each Subaccount is equal to:

•	the per share net asset value of the corresponding Portfolio on the Valuation Date; multiplied by

•	the number of shares owned by the Separate Account, after the purchase or redemption of any shares on that date; minus

•	the Daily Asset Charge; and divided by

•
the total number of Subaccount units outstanding on the Valuation Date, after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions.

Payment of Contract Benefits

Death Benefit Proceeds will usually be paid within seven (7) days after we receive Satisfactory Proof of Death. Loans and surrenders will ordinarily be paid within seven (7) days after receipt of your written request. We may defer payment of any surrender, refund or loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

You can decide how benefits will be paid. During the Insured’s lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Contract is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

14

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election. Further, if the Contract is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Contract, any proceeds to be paid under the Contract may be paid in any of the following four (4) methods:

•	Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 1.5% per year or at a higher rate, at our option.

•	Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period certain may be ten (10) or twenty (20) years.

•
Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-annually, Quarterly, or Monthly. The sum of the installments paid in one (1) year must be at least $40 for each $1,000 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 1.5% per year plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.

•
Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 1.5% per year or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100 from the amount held.

Any amount left with us for payment under a payment option will be transferred to our General Account and will not be affected by the investment performance associated with the Separate Account. We may make other payment options available in the future.

When proceeds become payable in accordance with a payment option, the Contract will be exchanged for a supplementary Contract specifying all rights and benefits. The Effective Date for a supplementary Contract will be the date of the Insured’s death or other termination of the Contract.

Amounts held under a supplementary Contract that remain payable after the Beneficiary’s death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary Contract or as otherwise provided under applicable law.

General Provisions for Payment Options. If the amount held falls below $2,000, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten (10) years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 1.5% per year.

To avoid paying installments of less than $20 each, we will:

•	change the installments to a quarterly, semi-annual or annual basis; and/or
•	reduce the number of installments.
If you elect an option, you may restrict the Beneficiary’s right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary’s creditors.

At our discretion, a Beneficiary may be permitted to receive the discounted present value of installments, except under Option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee’s estate, except Option 2 when lifetime payments have been elected.

Under Option 3 or 4, we will pay any balance to the payee’s estate. The discounted present value of any remaining payments is calculated using a discount rate equal to the effective interest rate used to compute the benefit plus one percent (1%). With our consent, the option elected may provide for payment in another manner.

15

Limitations. You must obtain our consent to have an option under which proceeds are payable to:

•	joint or successive payees; or

•	other than a natural person.

CONTRACT RIGHTS

Contract Transactions

Surrenders, transfers, and loans requested by you and premium payments made by you are processed only on Valuation Dates that American National Insurance Company is open for business. We are closed for business on Friday, November 25, 2011, Friday and Monday, December 23 and 26, 2011 and Monday, January 2, 2012, in observation of the Thanksgiving, Christmas and New Year holidays. On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. Monthly Deductions, periodic charges, Dollar Cost Averaging program, Portfolio Rebalancing program, systematic withdrawal program) will be processed. All other transactions will be processed on the next Valuation Date that We are open for business.

Loan Benefits

Loan Privileges. You can borrow money from us using your Contract as security for the loan. The minimum loan amount is $100. Except as otherwise required by applicable state law or regulation:

•
during the first three (3) Contract Years, you cannot borrow more than seventy-five percent (75%) of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

•	after the first three (3) Contract Years, you can borrow up to ninety percent (90%) of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

Preferred loans accrue interest at a lower rate. We determine whether a loan is preferred at the time the loan is made. A loan is a Preferred loan if the loan amount is equal to or less than the Surrender Value less premiums paid on the Contract.

The amount available for a preferred loan is equal to the lesser of:

•	the above-mentioned loan limits, or

•	the Surrender Value less premiums paid (adjusted by partial surrenders).

The loan may be paid in whole or in part during the Insured’s lifetime. Each loan payment must be at least $10 or the full amount of Contract Debt, if less. Loans generally are funded within seven (7) days after receipt of a written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Interest. Loans will accrue interest on a daily basis at a rate of 4.0% per year, 3.0% on preferred loans. Interest is due and payable on each Contract anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and accrue interest at the same rate.

Amounts held to secure loans earn interest at the annual rate of 3.0% credited on the Contract anniversary. The amount of interest earned on the collateral held in our General Account will be allocated to the Subaccounts and the Fixed Account on each Contract anniversary in the same proportion that premiums are being allocated to those Subaccounts and the Fixed Account at that time.

Effect of Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the Separate Account and the Fixed Account to our General Account as security for the Contract Debt. The Accumulation Value transferred will be deducted from the Subaccounts and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a Subaccount or the Fixed Account because of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the Subaccounts and the

16

Fixed Account pro rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the Subaccounts, and the Fixed Account pro rata. We will also transfer Accumulation Value from the Subaccounts and the Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the Subaccounts and the Fixed Account as described above. We will not impose a charge for these transfers. A loan may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

A loan may permanently affect the Accumulation Value, even if repaid. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account’s investment performance. Amounts transferred from the Separate Account or the Fixed Account as collateral will affect the Accumulation Value, whether or not the loan is repaid, because we credit the amount of the collateral at an annual interest rate of three percent (3%) rather than a rate of return reflecting the investment performance of the Separate Account or the interest rate paid by the Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a loan may also affect the amount of the Death Benefit, even if repaid.

Contract Debt. Contract Debt reduces Death Benefit Proceeds and Surrender Value. If the Contract Debt exceeds the Accumulation Value less any surrender charge, you must pay the excess or your Contract will lapse. We will notify you of the amount that must be paid. (See the “Grace Period and Reinstatement” provision of this Prospectus.)

Repayment of Contract Debt. If we receive payments while a loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Contract Debt is paid, we will transfer Accumulation Value equal to the amount of the loan payment from the General Account to the Subaccounts and the Fixed Account. We will allocate the transfers among the Subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of the loan payment. We will make the allocation at the end of the Valuation Period during which the loan payment is received. If you do not pay the Contract Debt, we will deduct the amount of the Contract Debt from any amount payable under the Contract.

Overloan Protection Benefit

If you elect the Overloan Protection Benefit, your policy will not lapse due to excessive loans; however, you may elect to receive this benefit only if:

•	the Insured is age 75 or older;

•	the Contract is in its 16th Contract year or later;

•	the Contract Debt is less than 99.9% of the Accumulation Value after the Overloan Protection Benefit charge has been deducted from the Accumulation Value;

•	the Contract Debt is greater than the Specified Amount; and

•	the Contract is not a Modified Endowment Contract (See the “Tax Treatment of Contract Proceeds” provision in the “Federal Income Tax Considerations” section of this Prospectus.);

•	the Death Benefit Qualification Test is the Guideline Premium Test.

You can elect the Overloan Protection Benefit if you have not received a notice of pending lapse on your Contract. (See the “Grace Period and Reinstatement” provision of this Prospectus.) If you elect the Overloan Protection Benefit, a one-time charge will be deducted from your Accumulation Value. This charge is equal to your Accumulation Value on the date you make an election to invoke the benefit times the Overloan Protection Benefit Rate. The Overloan Protection Benefit Rate varies with the age of the Insured on the date of the election, but the maximum is 4.5%.

If you elect the Overloan Protection Benefit, the new Specified Amount under the Contract will equal the Table of Accumulation Value Corridor Percentage at the Insured’s attained age multiplied by the Accumulation Value on the date the benefit is elected, less the benefit charge. If you elect the Overloan Protection Benefit, the Death Benefit Proceeds under the Contract will never be less than the Death Benefit Proceeds immediately after the Overloan Protection Benefit is elected. (See the “Death Benefit Proceeds” section of this Prospectus.)

17

When you elect the Overloan Protection Benefit, the following changes will apply to your Contract:

•	Your Death Benefit will be Death Benefit Option A;

•	You may not change the Specified Amount or the Death Benefit Option;

•	You may not make additional premium payments, though you may make loan repayments;

•	You may not make or take partial withdrawals or request additional loans;

•	No Monthly Deductions will be made;

•	Any additional riders with a separate charge will terminate;

•	Contract Debt will remain outstanding but the Loan Interest Rate will be set equal to the Fixed Account crediting rate; and

•	All Accumulation Value will be transferred to the Fixed Account.

When you elect this benefit, the Internal Revenue Service may consider the Contract Debt taxable. The tax consequences of the Overloan Protection Benefit have not been addressed by the IRS or the courts. If the Death Benefit Proceeds (i.e., the excess of the Death Benefit over the Contract Debt) are nominal after the Overloan Protection Benefit has been elected, it is possible that the Internal Revenue Service could assert that the Contract should be treated as terminated for tax purposes and the outstanding Contract Debt should be treated as a distribution, taxable as ordinary income to the extent of any earnings accumulated in the Contract. You should consult your attorney, accountant or other tax advisor before electing this benefit. The Overloan Protection Benefit may not be available in all states and the conditions for election of the benefit may vary depending on where the Contract is issued.

Surrenders

During the life of the Insured, you can surrender the Contract in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Processing Center. Surrenders will generally be paid within seven (7) days of receipt of the written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See the “Payment of Contracts Benefits” provision in the “Duration of the Contract” section of this Prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations” section of this prospectus.)

Full Surrenders. If the Contract is being fully surrendered, you must return the Contract to us with your request. Insurance coverage under the Contract will terminate as of the date of a full surrender.

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation Period during which the request is received less an amount sufficient to cover Monthly Deductions for three (3) months. The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge. (See the “Partial Surrender Charge” provision in the “Charges and Deductions” section of this Prospectus.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the written request is received. The deduction will be allocated to the Subaccounts and the Fixed Account according to your instructions. If you do not provide allocation instructions we will allocate the partial surrender among the Subaccounts and the Fixed Account pro rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in

Specified Amount occurred, a partial surrender will reduce the increases in order of the more recent increase first and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk. (See “Cost of Insurance” in the “Charges and Deductions” section and “Methods

18

of Affecting Insurance Protection” in the “Contract Benefits” section of this Prospectus.) If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount of $100,000. (See the “Change in Death Benefit Option” in the “Contract Benefits” section of this Prospectus.)

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

Transfers

Transfers from Fixed Account. During the thirty (30) day period following the Contract anniversary and each subsequent Contract anniversary, you may make one (1) transfer from the Fixed Account to the Subaccounts. This transfer is free. The amount you can transfer from the Fixed Account to the Subaccounts is the greater of:

•	twenty-five percent (25%) of the amount in the Fixed Account; or

•	$1,000.

If we receive a request to transfer funds out of the Fixed Account before the Contract anniversary, the transfer will be made at the end of the Valuation Period during which the Contract anniversary occurs. If we receive a proper transfer request within thirty (30) days after the Contract anniversary, the transfer will be made as of the end of the Valuation Period in which we received the transfer request.

Transfers To and From Subaccounts. You can make transfers among the Subaccounts and to the Fixed Account subject to the following restrictions:

•	Requests for transfers must be in writing and must be received by our Processing Center or may be made by telephone if a properly completed telephone authorization form is on file with us.

•	Requests for transfers must be clear and complete to be in good order.

•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•	The minimum amount which may remain in a Subaccount after a transfer is $100.

•	The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer.

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers – Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

When you make a request to transfer Accumulation Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios. These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,”or “Short-term Trading.” We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•	When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage”

19

and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•
When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•
When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

•
When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•
When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices. While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances. When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges. If we reverse a transfer, we will do so within two (2) Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two or more Contracts that we believe are connected, such as two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. The Company retains the discretion to change its Frequent Trading policies and procedures at any time. The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

20

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions. In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio. If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio. Any such restriction or prohibition may remain in place indefinitely. You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of the Contract Owners; or

•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959. We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;

•	changing how your premium payments are allocated; and

•	initiating, changing and stopping a Dollar Cost Averaging program or a Rebalancing program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., Beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

21

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Processing Center.

Refund Privilege

Under state law, you have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after your receipt of the Contract. If the Contract is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, such premiums have been allocated to the Subaccount investing in the Fidelity VIP Money Market Portfolio. (See “Allocation of Premiums” in the “Payment and Allocation of Premiums” section of this Prospectus.) A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount of premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Contract, you should mail or deliver the Contract to our Processing Center or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one Subaccount or Fixed Account, to any Subaccount(s) or Fixed Account. The automatic transfers from the Subaccounts can occur monthly, quarterly, semi-annually, or annually. Transfers from the Fixed Account can only occur semi-annually or annually and must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value. Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less than an effective annual rate of three percent (3%). The program is available only for the initial premium payment received on or after the Date of Issue. The minimum premium payment to participate in the six (6)

22

month dollar cost averaging option is $2,500. The minimum premium payment to participate in the twelve (12) month dollar cost averaging option is $5,000.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transactions authorization form is on file, notifying us by phone. If you terminate the program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

Rebalancing

Because the Subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your Accumulation Value on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file with us, by calling by telephone.

PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Contract

If you want to purchase a Contract, you must complete an application and submit it to our Home Office. We will only issue a Contract to individuals 85 years of age or less on their last birthday who supply satisfactory evidence of insurability. The maximum age may be less in certain states. Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Contract anniversary dates, Contract Years, and Contract months.

Premiums

You must pay the initial premium for the Contract to be in force. The initial premium must be at least one-twelfth (1/12th) of the first year Guaranteed Coverage Premium. The initial premium is payable at our Home Office. All other premiums are payable at our Processing Center. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Contract is issued, you can determine a Planned Periodic Premium schedule. The amounts and frequency of the Planned Periodic Premiums will be shown on the Data Page. During the Guaranteed Coverage Benefit period, the Planned Periodic Premium must be at least the Guaranteed Coverage Premium. You are not required to pay premiums in accordance with the Planned Periodic Premium schedule.

23

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Processing Center. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Contract will remain in force unless the Guaranteed Coverage Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by the guideline premium tax qualification test. If a premium is paid which would cause total premiums to exceed the maximum premium limitation, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed. No further premiums will be accepted until permitted under the federal tax laws prescribing maximum premium limitations.

We may refuse to accept a premium or require additional evidence of insurability if the premium would increase the Net Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon:

•	the Accumulation Value of the Contract at the time of the increase; and

•	the amount of the increase you request.

Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of one percent (1%) or $20. You can change the allocation without charge by providing proper written notification to our Processing Center. Your notice must include the Contract number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper written notification is received. You may also change how your premium payments are allocated by telephone, if you have a telephone transactions authorization on file with us.

Ways to Make Premium Payments: You may pay premiums by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Premiums made after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. We also accept premium payments by bank draft, wire or exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree.

If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Accumulation Value. The value of Subaccounts will vary with the investment performance of these Subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Accumulation Value and may affect the Death Benefit as well.

Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one (61) days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the

24

additional premium during the grace period, the Contract will terminate. If the Contract terminates and is not reinstated as described below, the Contract will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue Monthly Deductions and Contract Debt will be deducted from the Death Benefit Proceeds. No loans, partial surrenders or transfers are permitted during the Grace Period.

Reinstatement. A Contract may be reinstated any time within five (5) years after termination. A Contract cannot be reinstated if it was surrendered. At reinstatement the Insured must be insurable for the Contract, at the same underwriting classification as on the Date of Issue of the Contract.
Reinstatement is subject to the following:

•	evidence of insurability satisfactory to us;

•	reinstatement or repayment of Contract Debt;
•	repayment of any amount of Contract Debt greater than the Surrender Value of reinstated Contract;

•	payment of Monthly Deductions not collected during the grace period; and

•
payment of the premium sufficient to pay the Monthly Deduction for three (3) months after the date of reinstatement. You must also make a premium payment in an amount that will provide a Surrender Value sufficient to pay the next Monthly Deduction after the date of reinstatement. This is necessary in order to avoid the Contract immediately going into another Grace Period.

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Contract Debt was reinstated, an amount equal to the debt will be held in our General Account. During the lapse period, Contract Debt will accrue interest at a rate of six percent (6%). The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date we approve the application for reinstatement. The surrender charge schedule for the Contract will be restored as of the Date of Issue. The Accumulation Value as of the date the Contract entered into the grace period will be credited to the reinstated Contract. If Contract Debt is restored, interest earned on the loaned portion of the Accumulation Value during the period of lapse will be credited to the reinstated Contract.

CHARGES AND DEDUCTIONS

Premium Charges

A premium charge of six percent (6%) will be deducted from any premium payment before allocating such premiums among the Subaccounts and the Fixed Account. After the first ten (10) Contract Years, the premium charge is four percent (4%), and will be deducted from any premium received. We reserve the right to change the premium charge. We can change the premium charge only once each Contract Year. The premium charge will never exceed six percent (6%).

Charges from Accumulation Value

Monthly Deductions and Daily Asset Charges (Mortality and Expense Fees) will reduce the Accumulation Value.

Monthly Deduction. On each Monthly Deduction Date the Accumulation Value is reduced by:

•
Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Contract month.

25

•	Charge for the Cost of any Riders.

o
Automatic Increase Rider. The monthly fee is charged per $1,000 of the Specified Amount based upon the Insured’s sex, Attained Age, Specified Amount and underwriting class. The Minimum cost of insurance rate for this rider is $.003 per $1,000 of Specified Amount. The Maximum cost of insurance rate for this rider is $.06 per $1,000 of Specified Amount.

o
Waiver of Stipulated Premium Rider. The monthly fee is charged per $1,000 of the Specified Amount based upon the Insured’s sex, Attained Age, Specified Amount and underwriting class. The Minimum cost of insurance rate for this rider is .79% of the premium. The Maximum cost of insurance rate for this rider is 14.05% of the premium.

o
Term Rider. The monthly fee is charged per $1,000 of the death benefit rider based on the Insured’s sex, Attained Age, Specified Amount and underwriting class. The Minimum cost of insurance rate for this rider is $0.015 per $1,000 of rider Death Benefit. The Maximum cost of insurance rate for this rider is $40.91 per $1,000 of rider Death Benefit.

•	Monthly Maintenance Fee. The monthly maintenance fee is $7.50.

•
Monthly Expense Fee. The monthly fee is charged per $1,000 of Specified Amount based upon the issue age, risk class, Guarantee Coverage Benefit period, and number of Contract Years the Contact has been in force. The monthly fee is determined when the Contract is issued. We do not assess a monthly expense fee after fifteen (15) Contract Years.

The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, the monthly maintenance fee, and the monthly expense fee. The Monthly Deduction compensates us for providing the insurance benefits and administering the Contract. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction Date thereafter. We will allocate the deduction among the Subaccounts and the Fixed Account pro rata. The cost of insurance, monthly expense fee, and the monthly maintenance fee are further described below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

Cost of Insurance. The monthly cost of insurance rate is based on the Insured’s sex, Attained Age, Specified Amount, and underwriting risk class. The rate may vary if the Insured is a nicotine user or nicotine non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the schedule of monthly guaranteed maximum cost of insurance rates shown on the Data Page. These guaranteed rates are based on the Insured’s age on his or her last birthday. The current rates range between twelve percent (12%) and ninety-three percent (93%) of the guaranteed rates. Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Under this contract, guaranteed maximum cost of insurance rates are calculated based on the 2001 Commissioners Standard Ordinary (CSO) Male or Female Smoker or Nonsmoker Mortality Tables (Age Last Birthday), for issue or increase ages 16 and above. For ages 0-15, the 2001 CSO Male or Female Mortality Table (Age Last Birthday) was used through Attained Age 15 and the 2001 CSO Male or Female Nonsmoker Mortality Table (Age Last Birthday) for Attained Ages 16 and above.

26

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different. Consequently, the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See the “Change in Specified Amount” provision in the “Contract Benefits” section of this Prospectus.)

The actual charges made during the Contract Year will be shown in the annual report delivered to you.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical Contract, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Contract, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard rate class. If a Contract is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will increase the total Monthly Deduction.

Daily Asset Charge (Mortality and Expense Risk Fees). On each Valuation Date, each unit value is reduced by a Daily Asset Charge not to exceed 0.70% annually of the average daily net assets in each Subaccount. Currently, the Daily Asset Charge is 0.70% for the first fifteen (15) Contract Years. Thereafter, there is no Daily Asset Charge, but we reserve the right to impose a Daily Asset Charge, not to exceed 0.70% annually.

This charge is to compensate us for mortality and expense risks (“M&E”). The mortality risk is that Insureds may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we estimated. The expense risk is that expenses incurred in issuing and administering the Contracts will exceed our estimates. We reserve the right to change the Daily Asset Charge once each Contract Year. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If you surrender all or a part of your Contract, we may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Contract.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See the “Change in Specified Amount” provision in the “Contact Benefits” section of this Prospectus.)

The surrender charge is more substantial in early Contract Years. Accordingly, the Contract is more suitable for long-term purposes.

The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 16th Contract anniversary. For an elective increase in Specified Amount, the surrender charge is applicable for fifteen (15) years after the Effective Date of such increase. Thereafter, there is no surrender charge.

Under the Contract, the surrender charge varies by Age at Issue and risk class. In the first Contract Year, the surrender charge shall range from $12.95 per $1,000 of Specified Amount to $57.90 per $1,000 of Specified Amount. The surrender charge reduces to zero after fifteen (15) years.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender of any amount. In addition, if Death Benefit Option A is in effect, a partial surrender charge will be charged for the related decrease in Specified Amount. The partial surrender charge is in proportion to the surrender charge that would apply to a full surrender. (See the “Change in Specified Amount” provision in the “Contracts Benefits” section of this Prospectus.)

Transfer Charge. We will make the first twelve (12) transfers of Accumulation Value in any Contract Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional

27

transfer among the Subaccounts or from the Subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

Expense Recoupment. We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs, commissions, taxes and other sales expenses primarily, but not exclusively, through:

•	the monthly expense fee;

•	the monthly maintenance fee;

•	the sales charge;

•	the deferred sales charge;

•	the Daily Asset Charge (mortality and expense risk charge);

•	the cost of insurance charge;

•	revenues, including 12b-1 fees or a portion thereof, if any, received from the Portfolios or their managers; and

•	investment earning on amounts allocated under Contracts to the Fixed Account.

Commissions paid on the Contract, including other incentives or payments, are not directly charged to the Contract Owners or the Separate Account.

Fees and Expenses Incurred by Portfolios. In addition, the managers of the Portfolios will charge certain fees and expenses against the Portfolios. (See the “Annual Portfolio Company Operating Expenses” table in the “Risk/Benefit Summary: Fee Tables” section of this Prospectus. Also, see the Funds’ prospectuses.) No Portfolio fees or expenses will be charged from the Fixed Account.

Taxes. Currently, we will not make a charge against the Separate Account for federal, state, or local income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal tax, or any significant state or local tax treatment of the Company changes. We would deduct such charges, if any, from the Separate Account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the Contracts.

28

Exceptions to Charges

We may reduce the premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance and Daily Asset Charge for, or credit additional amounts on, sales of the Contract to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National Insurance Company and any of its subsidiaries may be permitted to purchase the Contract with substantial reductions of premium charge, surrender charge, monthly expense fee, monthly maintenance fee, cost of insurance or Daily Asset Charge.

The Contract may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of American National Insurance Company and its subsidiaries, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

29

AMERICAN NATIONAL INSURANCE COMPANY,
THE SEPARATE ACCOUNT, THE FUNDS
AND THE FIXED ACCOUNT

American National Insurance Company

Our Home Office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. For service and transaction requests write to: American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The Separate Account

The assets of the Separate Account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Contracts we issue. Incomes, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of American National’s other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Contract. We are obligated to pay all amounts promised to the Contract Owners under the Contract. We are the legal holders of the Separate Account’s assets. The assets are held separate and apart from the General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other Contract liabilities of the Separate Account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, are credited to or charged against the Separate Account without regard to income, gains or losses arising out of other aspects of our business. If, however, the Separate Account’s assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

We will redeem shares in the Portfolios as needed to:

•	collect charges;

•	pay the Surrender Value;

•	secure loans;

•	provide benefits; or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include other Subaccounts that are not available under the Contract. We may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, we may redeem any shares in the corresponding Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. We would establish the terms upon which existing Contract Owners could purchase units in the Subaccounts corresponding to such Portfolios.

If any of these substitutions or changes is made, we may change the Contract by sending an endorsement. We may:

•	operate the Separate Account as a management company;

30

•	de-register the Separate Account if registration is no longer required;

•	combine the Separate Account with other separate accounts;

•	restrict or eliminate any voting rights associated with the Separate Account; or

•	transfer the assets of the Separate Account relating to the Contracts to another separate account.

We will not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Portfolio shares held by the Separate Account, we can vote on any matter that may be voted upon at a shareholder’s meeting. To the extent required by law, we will vote all shares of the Portfolios held in the Separate Account at shareholders’ meetings in accordance with instructions we receive from you and other Contract Owners. The number of votes for which each Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund’s Board of Directors. We will furnish Contract Owners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Portfolio shares held in each Subaccount for which no timely instructions from Contract Owners are received and shares held in each Subaccount which do not support Contract Owner interests in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro-rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable life insurance Contracts, variable annuity Contracts, other insurance company variable Contracts and retirement plans, invest in certain of the Portfolios. We do not currently see any disadvantages to you resulting from the Portfolios selling shares to fund products other than the Contract. However, there is a possibility that a material conflict of interest may arise between the Contract Owners and the owners of variable life insurance policies and the owners of variable annuity contracts whose values are allocated to another separate account investing in the Portfolios. In addition, there is a possibility that a material conflict may arise between the interests of Contract Owners or owners of other contracts and the retirement plans, which invest in the Portfolios or those plans’ participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

31

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND: ADVISER:	THE ALGER PORTFOLIOS CLASS I-2 SHARES FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger Small Cap Growth Portfolio*	seeks long-term capital appreciation
Alger Large Cap Growth Portfolio	seeks long-term capital appreciation
Alger Mid Cap Growth Portfolio	seeks long-term capital appreciation
Alger Capital Appreciation Portfolio	seeks long-term capital appreciation
Alger Growth & Income Portfolio	primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger Balanced Portfolio	seeks current income and long-term capital appreciation
* Not available for investment for Contracts issued on or after July 1, 2007.

FUND:	FEDERATED INSURANCE SERIES
ADVISER:	FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISOR FOR
FEDERATED CAPITAL INCOME FUND II, FEDERATED MID CAP GROWTH STRATEGIES FUNDII,
FEDERATED EQUITY INCOME FUND II AND FEDERATED KAUFMANN FUND II
Subaccount investing in:	Investment objective:
Federated Capital Income Fund II	seeks to achieve high current
Subadvised by: Federated Investment	income and moderate
Management Company	capital appreciation
Federated Kaufmann Fund II – Primary Shares	seeks capital appreciation
Subadvised by: Federated Global Investment
Management Corp.

ADVISER:	FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
Subaccount investing in:	Investment objective:
Federated High Income Bond Fund II – Primary Shares	seek high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II – Primary Shares	seeks to provide current income

32

FUND:	FIDELITY® VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
ADVISER:	FEDELITY MANAGEMENT & RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Money Market Portfolio	seeks as high a level of current income as is consistent with
subadvised by:	preservation of capital and liquidity.
Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
VIP Mid Cap Portfolio	seeks long-term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
VIP Index 500 Portfolio	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500SM Index (S&P 500®)
Subadvised by:
Geode Capital Management
FMR Co., Inc.
VIP Contrafund® Portfolio	seeks long-term capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Opportunities Portfolio	seeks to provide capital growth
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

33

Subaccount investing in:	Investment objective:
VIP Equity-Income Portfolio	seeks reasonable income and will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
subadvised by:
FMR Co., Inc.
VIP Investment Grade Bond Portfolio	seeks as high level of current income as is consistent with the preservation of capital subadvised by:
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth & Income Portfolio	seeks high total return through a combination of current income and capital appreciation subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Leaders Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

34

FUND:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - SERIES I SHARES
ADVISER:	INVESCO AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:
Invesco V.I. Global Health Care Fund	seeks capital growth
Invesco V.I. Small Cap Equity Fund	seeks long-term growth of capital
Invesco V.I. Utilities Fund	seeks capital growth and also seeks current income
Invesco V.I. Capital Development Fund*	seeks long-term growth of capital
Invesco V.I. Dividend Growth Fund**	seeks reasonable current income and long-term growth of income and capital
Invesco V.I. Technology Fund	seeks capital growth
Invesco V.I. Global Real Estate Fund	seeks to achieve high total return through growth of capital and current income
Subadviser(s): Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.: Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

*Effective May 2, 2011, the Invesco V.I. Dynamics Fund will be acquired by the Invesco V.I. Capital Development Fund.  The Invesco V.I. Dynamics Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

**Effective May 2, 2011, the Invesco V.I. Financial Services Fund will be acquired by the Invesco V.I.  Dividend Growth Fund.  The Invesco V.I. Financial Services Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

FUND:	MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS SHARES
ADVISER:	MASSACHUSETTS FINANCIAL SERVICE COMPANY
Subaccount investing in:	Investment objective:
MFS Core Equity Series	seeks capital appreciation
MFS Growth Series	seeks capital appreciation
MFS Research Series	seeks capital appreciation
MFS Investors Trust Series	seeks capital appreciation

T. ROWE PRICE
ADVISER:	T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

ADVISER:	T. Rowe Price International, Inc. is responsible for selection and management of the Portfolio investments of T. Rowe Price International Series, Inc.

FUND:	T. ROWE PRICE EQUITY SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND:	T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

35

FUND:	T. ROWE PRICE INTERNATIONAL SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies

* Not available for investment in Contracts issued on or after May 1, 2004.

Each Portfolio’s total operating expenses may include fees for management, shareholder services, 12b-1 fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the Funds contain more detailed information about the Portfolios, including a description of investment objectives, restrictions, expenses and risks. You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses we incur. These payments may be derived, in whole or in part, from administrative service agreements or from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

During 2010, we received the following amounts with respect to the following Funds:

Fund	Amount we recieved
AIM Variable Insurance Funds	$70,193.26
(Invesco Variable Insurance Funds)
The Alger American Fund	$114,110.65
Fidelity Variable Insurance Products	$716,969.98
Federated Insurance Series	$75,646.34
MFS Variable Insurance Trust	$18,208.72
T. Rowe Price Funds	$155,368.77

During 2011, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds	.25%
(Invesco Variable Insurance Funds)
The Alger American Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.25%
MFS Variable Insurance Trust	.15%
T. Rowe Price Funds	.10%

36

The Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the Separate Account to the Fixed Account or from the Fixed Account to the Separate Account. (See the “Transfers,” provision in the “Contract Rights” section of this Prospectus.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in our General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our Separate Accounts. We have discretion over the investment of assets of the General Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in Prospectuses.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general and is not tax advice.

Introduction

The following summary provides a general description of the federal income tax considerations relating to the Contract. This summary is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Contract involved tax advice from a qualified tax adviser may be needed by a person contemplating the purchase of a Contract or the exercise of certain elections under the Contract. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Contract. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Contract or the exercise of certain elections under the Contract. For complete information on such federal and state tax considerations, a qualified tax adviser should be consulted. We do not make any guarantee regarding the tax status of any Contract, and the following summary is not tax advice.

Tax Status of the Contract

In order to qualify as a life insurance Contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements apply is limited. Nevertheless, we believe that Contracts issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a substandard basis and it is not clear whether such Contracts will in all cases satisfy the applicable requirements. We reserve

37

the right to restrict Contract transactions and to make other modifications in order to bring the Contract into compliance with such requirements.

In certain circumstances, owners of variable life insurance Contracts may be considered for federal income tax purposes to be the owners of the assets of the insurance company Separate Account supporting their Contracts due to their ability to exercise investment control over those assets. Where this is the case, the Contract Owners would be taxed on income and gains attributable to Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the Contracts to be treated as life insurance Contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance Contract for federal income tax purposes.

Tax Treatment of Contract Proceeds

In general, we believe that the Death Benefit Proceeds under a Contract will be excludible from the gross income of the Beneficiary.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a “Modified Endowment Contract.”

Depending on the circumstances, the exchange of a Contract, a change in the Contract’s Death Benefit option, a loan, a partial or full surrender, the continuation of the Contract beyond the Insured’s 100th birthday, a change in ownership, or an assignment of the Contract may have federal income tax consequences.

Modified Endowment Contracts. Whether a Contract is treated as a Modified Endowment Contract depends upon the amount of premiums paid in relation to the Death Benefit provided under the Contract. The rules for determining whether a Contract is a Modified Endowment Contract are extremely complex. In general, however, a Contract will be considered to be a Modified Endowment Contract if the accumulated premium payments made at any time during the first seven (7) Contract Years exceed the sum of the net level premiums which would have been paid on or before such time if the Contract provided for paid-up future benefits after the payment of seven (7) level annual premium payments.

In addition, if a Contract is “materially changed,” it may cause such Contract to be treated as a Modified Endowment Contract. The material change rules for determining whether a Contract is a Modified Endowment Contract are also extremely complex. In general, however, the determination of whether a Contract will be a Modified Endowment Contract after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation Value at the time of such change, and (ii) the additional premiums paid in the seven (7) Contract Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the Contract and its riders is unclear. If we determine that a Contract Owner has made excessive premium payments that will cause a Contract to be considered a Modified Endowment Contract, we will notify the Contract Owner of the tax consequences and give the Contract Owner the option of having the excessive premiums refunded. If the Contract Owner requests a refund within thirty (30) days after receipt of such notice,

38

we will refund the excessive premium payments to prevent the Contract from becoming a Modified Endowment Contract.

Due to the Contract’s flexibility, classification of a Contract as a Modified Endowment Contract will depend upon the individual circumstances of each Contract. Accordingly, a prospective Contract Owner should contact a qualified tax adviser before purchasing a Contract to determine the circumstances under which the Contract would be a Modified Endowment Contract. In addition, a Contract Owner should contact a tax adviser before making any change to a Contract, exchanging a Contract, or reducing Contract benefits, to determine whether such change would cause the Contract (or the new Contract in the case of an exchange) to be treated as a Modified Endowment Contract.

If a Contract becomes a Modified Endowment Contract, distributions such as partial surrenders and loans that occur during the Contract Year it becomes a Modified Endowment Contract and any subsequent Contract Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two (2) years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Contract that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Whether a Contract is or is not a Modified Endowment Contract, upon a complete surrender or a lapse or termination of a Contract if the amount received plus the amount of any indebtedness exceeds the total investment in the Contract (described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts will be subject to the following tax rules:

1)
All distributions from such a Contract (including distributions upon partial or full surrender) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at such time.

2)	Loans taken from (or secured by) such a Contract are treated as distributions from such a Contract and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.
3)
A ten percent (10%) penalty tax is imposed on the portion of any distribution from such a Contract that is included in income. This includes any loan taken from or secured by such a Contract. This penalty tax does not apply if the distribution or loan:

	a)	is made on or after the Contract Owner reaches actual age 59½;
	b)	is attributable to the Contract Owner’s becoming disabled; or
c)
is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the Contract Owner, or (ii) the joint lives (or joint life expectancies) of the Contract Owner and the Beneficiary.

Distributions Other Than Death Benefit Proceeds from Contracts that are not Modified Endowment Contracts. Distributions other than Death Benefit Proceeds from a Contract that is not classified as a Modified Endowment Contract generally are treated first as a recovery of the Contract Owner’s investment in the Contract. After the recovery of all investment in the Contract, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance

39

Contract for federal income tax purposes if Contract benefits are reduced during the first fifteen (15) Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans. Loans from a Contract (or secured by a Contract) that is not a Modified Endowment Contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Contract Owner. However, the tax consequences associated with loans that are outstanding after the first fifteen (15) Contract Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a loan generally is not tax-deductible. The Contract Owner should consult a tax adviser regarding the deductibility of interest paid on a loan.

Finally, neither distributions from nor loans from (or secured by) a Contract that is not a Modified Endowment Contract are subject to the ten percent (10%) additional income tax.

Investment in the Contract. “Investment in the Contract” means:

a)	the aggregate amount of any premium payments or other consideration paid for a Contract; minus
b)
the aggregate amount of distributions received under the Contract which is excluded from the gross income of the Contract Owner (except that the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded); plus

c)	the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Contract Owner.
Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one Modified Endowment Contract. This applies to determining the amount includible in the Contract Owner’s income when a taxable distribution occurs.

Other Contract Owner Tax Matters. The tax consequences of continuing the Contract beyond the Insured’s 100th year are unclear. You should consult a tax adviser if you intend to keep the Contract in force beyond the Insured’s 100th year.

Businesses can use the Contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.

If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Federal, state and local estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary. A tax adviser should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.

American National’s Income Taxes

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American National is not taxed on the Separate Account’s operations. Thus, we currently do not deduct a charge

40

from the Separate Account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the Separate Account or to the Contracts.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

OTHER POLICY PROVISIONS

Control of Contract. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Contract Owner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Contract Owner to die. If the Contract Owner is a minor, first the applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured’s lifetime. We may require that the Contract be returned to our Processing Center for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at our Processing Center. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of Beneficiary changes that may be made.

Change in Contract Owner or Assignment. In order to change the Contract Owner or assign Contract rights, an assignment of the Contract must be made in writing and filed at our Processing Center. The change will take effect as of the date the change is recorded at our Processing Center, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Contract will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, loans, benefits payable at death, and transfers, which require valuation of a Subaccount, may be postponed whenever:

•	the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
•	the SEC by order permits postponement for the protection of Contract Owners; or
•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to six (6) months from the date of written request.
LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been obtained and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicated with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

41

FINANCIAL STATEMENTS

We have included the consolidated financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

42

HYPOTHETICAL ILLUSTRATIONS

(Female)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868, Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios are assumed to be 1.03%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2010.

The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

43

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $175,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $76.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

44

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)
Current Charges and Average Expenses
CURRENT-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	912	PAC	598	0	175,598	618	0	175,618	631	0	175,631
32	2	912	PAC	1,178	0	176,178	1,253	0	176,253	1,304	0	176,304
33	3	912	PAC	1,739	0	176,739	1,906	0	176,906	2,024	0	177,024
34	4	912	PAC	2,281	0	177,281	2,577	0	177,577	2,791	0	177,791
35	5	912	PAC	2,803	0	177,803	3,264	95	178,264	3,609	440	178,609

36	6	912	PAC	3,303	160	178,303	3,967	824	178,967	4,480	1,337	179,480
37	7	912	PAC	3,784	667	178,784	4,686	1,569	179,686	5,407	2,290	180,407
38	8	912	PAC	4,246	1,157	179,246	5,423	2,334	180,423	6,396	3,307	181,396
39	9	912	PAC	4,690	1,631	179,690	6,180	3,121	181,180	7,453	4,394	182,453
40	10	912	PAC	5,116	2,085	180,116	6,956	3,925	181,956	8,582	5,551	183,582
		--------
		9,120

41	11	912	PAC	5,541	3,040	180,541	7,768	5,267	182,768	9,805	7,304	184,805
42	12	912	PAC	5,945	3,965	180,945	8,599	6,619	183,599	11,108	9,129	186,108
43	13	912	PAC	6,327	4,859	181,327	9,447	7,978	184,447	12,498	11,030	187,498
44	14	912	PAC	6,685	5,717	181,685	10,309	9,341	185,309	13,975	13,008	188,975
45	15	912	PAC	7,016	6,538	182,016	11,182	10,704	186,182	15,544	15,067	190,544

46	16	912	PAC	7,452	7,452	182,452	12,236	12,236	187,236	17,418	17,418	192,418
47	17	912	PAC	7,856	7,856	182,856	13,308	13,308	188,308	19,420	19,420	194,420
48	18	912	PAC	8,222	8,222	183,222	14,395	14,395	189,395	21,555	21,555	196,555
49	19	912	PAC	8,549	8,549	183,549	15,494	15,494	190,494	23,832	23,832	198,832
50	20	912	PAC	8,832	8,832	183,832	16,600	16,600	191,600	26,257	26,257	201,257
		--------
		18,240

51	21	912	PAC	9,057	9,057	184,057	17,699	17,699	192,699	28,827	28,827	203,827
52	22	912	PAC	9,228	9,228	184,228	18,794	18,794	193,794	31,556	31,556	206,556
53	23	912	PAC	9,332	9,332	184,332	19,869	19,869	194,869	34,445	34,445	209,445
54	24	912	PAC	9,373	9,373	184,373	20,926	20,926	195,926	37,507	37,507	212,507
55	25	912	PAC	9,348	9,348	184,348	21,961	21,961	196,961	40,752	40,752	215,752

56	26	912	PAC	9,246	9,246	184,246	22,961	22,961	197,961	44,186	44,186	219,186
57	27	912	PAC	9,072	9,072	184,072	23,927	23,927	198,927	47,826	47,826	222,826
58	28	912	PAC	8,823	8,823	183,823	24,853	24,853	199,853	51,683	51,683	226,683
59	29	912	PAC	8,496	8,496	183,496	25,734	25,734	200,734	55,774	55,774	230,774
60	30	912	PAC	8,092	8,092	183,092	26,567	26,567	201,567	60,115	60,115	235,115
		--------
		27,360

61	31	912	PAC	7,607	7,607	182,607	27,346	27,346	202,346	64,723	64,723	239,723
62	32	912	PAC	7,035	7,035	182,035	28,058	28,058	203,058	69,611	69,611	244,611
63	33	912	PAC	6,370	6,370	181,370	28,696	28,696	203,696	74,796	74,796	249,796
64	34	912	PAC	5,610	5,610	180,610	29,250	29,250	204,250	80,296	80,296	255,296
65	35	912	PAC	4,744	4,744	179,744	29,705	29,705	204,705	86,127	86,127	261,127

66	36	912	PAC	3,763	3,763	178,763	30,045	30,045	205,045	92,301	92,301	267,301
67	37	912	PAC	2,656	2,656	177,656	30,252	30,252	205,252	98,836	98,836	273,836
68	38	912	PAC	1,433	1,433	176,433	30,328	30,328	205,328	105,769	105,769	280,769
69	39	912	PAC	56	56	175,056	30,227	30,227	205,227	113,091	113,091	288,091
70	40	912	PAC	0	0	173,557	29,984	29,984	204,984	120,878	120,878	295,878
		--------
		36,480

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses
CURRENT-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	912	PAC	0	0	171,785	29,451	29,451	204,451	129,024	129,024	304,024
72	42	912	PAC	0	0	169,765	28,643	28,643	203,643	137,585	137,585	312,585
73	43	912	PAC	0	0	167,476	27,524	27,524	202,524	146,573	146,573	321,573
74	44	912	PAC	0	0	164,891	26,055	26,055	201,055	155,996	155,996	330,996
75	45	912	PAC	0	0	161,980	24,190	24,190	199,190	165,857	165,857	340,857

76	46	912	PAC	0	0	158,711	21,878	21,878	196,878	176,159	176,159	351,159
77	47	912	PAC	0	0	155,047	19,064	19,064	194,064	186,901	186,901	361,901
78	48	912	PAC	0	0	150,948	15,685	15,685	190,685	198,077	198,077	373,077
79	49	912	PAC	0	0	146,244	11,543	11,543	186,543	209,547	209,547	384,547
80	50	912	PAC	0	0	141,078	6,751	6,751	181,751	221,481	221,481	396,481
		--------
		45,600

81	51	912	PAC	0	0	135,256	1,083	1,083	176,083	233,718	233,718	408,718
82	52	912	PAC	0	0	128,628	0	0	169,458	246,125	246,125	421,125
83	53	912	PAC	0	0	121,148	0	0	161,977	258,669	258,669	433,669
84	54	912	PAC	0	0	112,772	0	0	153,602	271,314	271,314	446,314
85	55	912	PAC	0	0	103,399	0	0	144,228	283,964	283,964	458,964

86	56	912	PAC	0	0	93,014	0	0	133,843	296,603	296,603	471,603
87	57	912	PAC	0	0	81,139	0	0	121,968	308,732	308,732	483,732
88	58	912	PAC	0	0	67,753	0	0	108,583	320,286	320,286	495,286
89	59	912	PAC	0	0	52,774	0	0	93,603	331,132	331,132	506,132
90	60	912	PAC	0	0	36,410	0	0	77,240	341,428	341,428	516,428
		--------
		54,720

91	61	912	PAC	0	0	19,107	0	0	59,937	351,596	351,596	526,596
92	62	912	PAC	0	0	942	0	0	41,772	361,704	361,704	536,704
93	63	912	PAC	0	0	0	0	0	21,070	369,999	369,999	544,999
94	64	912	PAC	0	0	0	0	0	0	376,361	376,361	551,361
95	65	912	PAC	0	0	0	0	0	0	380,644	380,644	555,644

96	66	912	PAC	0	0	0	0	0	0	382,185	382,185	557,185
97	67	912	PAC	0	0	0	0	0	0	380,479	380,479	555,479
98	68	912	PAC	0	0	0	0	0	0	376,879	376,879	551,879
99	69	912	PAC	0	0	0	0	0	0	370,450	370,450	545,450
100	70	912	PAC	0	0	0	0	0	0	360,962	360,962	535,962
		--------
		63,840

45

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)
Guaranteed Charges and Average Expenses
GUARANTEED-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	912	PAC	558	0	175,558	577	0	175,577	589	0	175,589
32	2	912	PAC	1,097	0	176,097	1,167	0	176,167	1,214	0	176,214
33	3	912	PAC	1,615	0	176,615	1,771	0	176,771	1,880	0	176,880
34	4	912	PAC	2,112	0	177,112	2,387	0	177,387	2,586	0	177,586
35	5	912	PAC	2,586	0	177,586	3,014	0	178,014	3,334	165	178,334

36	6	912	PAC	3,038	0	178,038	3,651	508	178,651	4,126	983	179,126
37	7	912	PAC	3,466	349	178,466	4,299	1,182	179,299	4,965	1,848	179,965
38	8	912	PAC	3,873	784	178,873	4,958	1,869	179,958	5,856	2,767	180,856
39	9	912	PAC	4,262	1,203	179,262	5,632	2,573	180,632	6,805	3,746	181,805
40	10	912	PAC	4,631	1,600	179,631	6,319	3,288	181,319	7,814	4,783	182,814
		--------
		9,120

41	11	912	PAC	4,979	2,478	179,979	7,018	4,517	182,018	8,886	6,385	183,886
42	12	912	PAC	5,305	3,326	180,305	7,727	5,748	182,727	10,024	8,044	185,024
43	13	912	PAC	5,607	4,139	180,607	8,445	6,977	183,445	11,231	9,762	186,231
44	14	912	PAC	5,884	4,916	180,884	9,169	8,202	184,169	12,508	11,541	187,508
45	15	912	PAC	6,130	5,653	181,130	9,896	9,418	184,896	13,859	13,381	188,859

46	16	912	PAC	6,345	6,345	181,345	10,622	10,622	185,622	15,283	15,283	190,283
47	17	912	PAC	6,524	6,524	181,524	11,341	11,341	186,341	16,781	16,781	191,781
48	18	912	PAC	6,662	6,662	181,662	12,048	12,048	187,048	18,354	18,354	193,354
49	19	912	PAC	6,757	6,757	181,757	12,739	12,739	187,739	20,003	20,003	195,003
50	20	912	PAC	6,805	6,805	181,805	13,408	13,408	188,408	21,728	21,728	196,728
		--------
		18,240

51	21	912	PAC	6,801	6,801	181,801	14,048	14,048	189,048	23,530	23,530	198,530
52	22	912	PAC	6,740	6,740	181,740	14,653	14,653	189,653	25,407	25,407	200,407
53	23	912	PAC	6,616	6,616	181,616	15,212	15,212	190,212	27,358	27,358	202,358
54	24	912	PAC	6,428	6,428	181,428	15,722	15,722	190,722	29,384	29,384	204,384
55	25	912	PAC	6,173	6,173	181,173	16,176	16,176	191,176	31,487	31,487	206,487

56	26	912	PAC	5,843	5,843	180,843	16,562	16,562	191,562	33,662	33,662	208,662
57	27	912	PAC	5,432	5,432	180,432	16,870	16,870	191,870	35,908	35,908	210,908
58	28	912	PAC	4,937	4,937	179,937	17,092	17,092	192,092	38,223	38,223	213,223
59	29	912	PAC	4,357	4,357	179,357	17,222	17,222	192,222	40,609	40,609	215,609
60	30	912	PAC	3,691	3,691	178,691	17,254	17,254	192,254	43,071	43,071	218,071
		--------
		27,360

61	31	912	PAC	2,938	2,938	177,938	17,179	17,179	192,179	45,607	45,607	220,607
62	32	912	PAC	2,087	2,087	177,087	16,982	16,982	191,982	48,212	48,212	223,212
63	33	912	PAC	1,135	1,135	176,135	16,653	16,653	191,653	50,885	50,885	225,885
64	34	912	PAC	77	77	175,077	16,178	16,178	191,178	53,623	53,623	228,623
65	35	912	PAC	0	0	173,889	15,541	15,541	190,541	56,417	56,417	231,417

66	36	912	PAC	0	0	172,542	14,719	14,719	189,719	59,255	59,255	234,255
67	37	912	PAC	0	0	171,021	13,690	13,690	188,690	62,126	62,126	237,126
68	38	912	PAC	0	0	169,307	12,428	12,428	187,428	65,011	65,011	240,011
69	39	912	PAC	0	0	167,377	10,902	10,902	185,902	67,889	67,889	242,889
70	40	912	PAC	0	0	165,213	9,082	9,082	184,082	70,739	70,739	245,739
		--------
		36,480

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	912	PAC	0	0	162,783	6,928	6,928	181,928	73,528	73,528	304,024
72	42	912	PAC	0	0	160,049	4,387	4,387	179,387	76,209	76,209	251,209
73	43	912	PAC	0	0	156,983	1,418	1,418	176,418	78,747	78,747	253,747
74	44	912	PAC	0	0	153,552	0	0	172,996	81,096	81,096	256,096
75	45	912	PAC	0	0	149,717	0	0	169,161	83,201	83,201	258,201

76	46	912	PAC	0	0	145,437	0	0	164,881	85,001	85,001	260,001
77	47	912	PAC	0	0	140,668	0	0	160,111	86,427	86,427	261,427
78	48	912	PAC	0	0	135,354	0	0	154,798	87,395	87,395	262,395
79	49	912	PAC	0	0	129,446	0	0	148,889	87,816	87,816	262,816
80	50	912	PAC	0	0	122,882	0	0	142,325	87,587	87,587	262,587
		--------
		45,600

81	51	912	PAC	0	0	115,499	0	0	134,942	86,489	86,489	261,489
82	52	912	PAC	0	0	107,105	0	0	126,549	84,257	84,257	259,257
83	53	912	PAC	0	0	97,635	0	0	117,078	80,737	80,737	255,737
84	54	912	PAC	0	0	87,025	0	0	106,469	75,768	75,768	250,768
85	55	912	PAC	0	0	75,137	0	0	94,580	69,095	69,095	244,095

86	56	912	PAC	0	0	61,942	0	0	81,385	60,561	60,561	235,561
87	57	912	PAC	0	0	47,190	0	0	66,633	49,767	49,767	224,767
88	58	912	PAC	0	0	30,493	0	0	49,937	36,138	36,138	211,138
89	59	912	PAC	0	0	11,721	0	0	31,165	19,326	19,326	194,326
90	60	912	PAC	0	0	0	0	0	10,300	0	0	174,079
		--------
		54,720

91	61	912	PAC	0	0	0	0	0	0	0	0	151,656
92	62	912	PAC	0	0	0	0	0	0	0	0	127,729
93	63	912	PAC	0	0	0	0	0	0	0	0	101,278
94	64	912	PAC	0	0	0	0	0	0	0	0	71,343
95	65	912	PAC	0	0	0	0	0	0	0	0	36,964

96	66	912	PAC	0	0	0	0	0	0	0	0	0
97	67	912	PAC	0	0	0	0	0	0	0	0	0
98	68	912	PAC	0	0	0	0	0	0	0	0	0
99	69	912	PAC	0	0	0	0	0	0	0	0	0
100	70	912	PAC	0	0	0	0	0	0	0	0	0
		--------
		63,840

47

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium:	$15,385.74
Guideline Level Annual Premium:	$3,627.76
TAMRA Initial 7 Pay Premium:	$4,065.75

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 ½ would incur a 10% tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse. Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.73% Net)	6% Gross Annual Return (4.27% Net)	10% Gross Annual Return (8.27% Net)
Guaranteed Charges	Attained Age	89	90	95
	Contract Year	59	60	65
Current Charges	Attained Age	92	93	100
	Contract Year	62	63	70

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen. Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium. If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits. Actual year of lapse may be more or less favorable than shown in the chart. Investment returns are hypothetical only. Actual rates of return will vary.

48

HYPOTHETICAL ILLUSTRATIONS

(Male)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868, Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios are assumed to be 1.03%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2010.

The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

49

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $240,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $120.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

50

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)
Current Charges and Average Expenses
CURRENT-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	1440	PAC	920	0	240,920	953	0	240,953	973	0	240,973
32	2	1440	PAC	1,818	0	241,818	1,948	0	241,948	2,027	0	242,027
33	3	1440	PAC	2,694	0	242,694	2,984	0	242,984	3,166	0	243,166
34	4	1440	PAC	3,544	0	243,544	4,059	0	244,059	4,394	0	244,394
35	5	1440	PAC	4,371	0	244,371	5,176	529	245,176	5,720	1,073	245,720

36	6	1440	PAC	5,170	564	245,170	6,333	1,727	246,333	7,146	2,541	247,146
37	7	1440	PAC	5,942	1,382	245,942	7,531	2,971	247,531	8,682	4,122	248,682
38	8	1440	PAC	6,685	2,173	246,685	8,769	4,257	248,769	10,333	5,821	250,333
39	9	1440	PAC	7,397	2,933	247,397	10,046	5,582	250,046	12,105	7,641	252,105
40	10	1440	PAC	8,080	3,666	248,080	11,364	6,951	251,364	14,010	9,596	254,010
		--------
		14,400

41	11	1440	PAC	8,758	5,120	248,758	12,751	9,113	252,751	16,084	12,446	256,084
42	12	1440	PAC	9,400	6,528	249,400	14,177	11,304	254,177	18,308	15,435	258,308
43	13	1440	PAC	10,003	7,875	250,003	15,638	13,509	255,638	20,689	18,560	260,689
44	14	1440	PAC	10,559	9,160	250,559	17,127	15,727	257,127	23,231	21,832	263,231
45	15	1440	PAC	11,064	10,372	251,064	18,640	17,949	258,640	25,942	25,251	265,942

46	16	1440	PAC	11,764	11,764	251,764	20,490	20,490	260,490	29,212	29,212	269,212
47	17	1440	PAC	12,403	12,403	252,403	22,382	22,382	262,382	32,723	32,723	272,723
48	18	1440	PAC	12,986	12,986	252,986	24,321	24,321	264,321	36,502	36,502	276,502
49	19	1440	PAC	13,519	13,519	253,519	26,315	26,315	266,315	40,578	40,578	280,578
50	20	1440	PAC	13,995	13,995	253,995	28,358	28,358	268,358	44,969	44,969	284,969
		--------
		28,800

51	21	1440	PAC	14,397	14,397	254,397	30,436	30,436	270,436	49,685	49,685	289,685
52	22	1440	PAC	14,734	14,734	254,734	32,556	32,556	272,556	54,761	54,761	294,761
53	23	1440	PAC	14,992	14,992	254,992	34,706	34,706	274,706	60,216	60,216	300,216
54	24	1440	PAC	15,164	15,164	255,164	36,877	36,877	276,877	66,074	66,074	306,074
55	25	1440	PAC	15,227	15,227	255,227	39,048	39,048	279,048	72,345	72,345	312,345

56	26	1440	PAC	15,220	15,220	255,220	41,254	41,254	281,254	79,106	79,106	319,106
57	27	1440	PAC	15,097	15,097	255,097	43,450	43,450	283,450	86,350	86,350	326,350
58	28	1440	PAC	14,864	14,864	254,864	45,638	45,638	285,638	94,124	94,124	334,124
59	29	1440	PAC	14,521	14,521	254,521	47,818	47,818	287,818	102,477	102,477	342,477
60	30	1440	PAC	13,891	13,891	253,891	49,802	49,802	289,802	111,269	111,269	351,269
		--------
		43,200

61	31	1440	PAC	13,073	13,073	253,073	51,678	51,678	291,678	120,638	120,638	360,638
62	32	1440	PAC	12,049	12,049	252,049	53,419	53,419	293,419	130,615	130,615	370,615
63	33	1440	PAC	10,760	10,760	250,760	54,955	54,955	294,955	141,189	141,189	381,189
64	34	1440	PAC	9,212	9,212	249,212	56,274	56,274	296,274	152,413	152,413	392,413
65	35	1440	PAC	7,397	7,397	247,397	57,356	57,356	297,356	164,333	164,333	404,333

66	36	1440	PAC	5,308	5,308	245,308	58,174	58,174	298,174	176,999	176,999	416,999
67	37	1440	PAC	2,946	2,946	242,946	58,712	58,712	298,712	190,474	190,474	430,474
68	38	1440	PAC	301	301	240,301	58,941	58,941	298,941	204,815	204,815	444,815
69	39	1440	PAC	0	0	237,338	58,828	58,828	298,828	220,081	220,081	460,081
70	40	1440	PAC	0	0	233,987	58,312	58,312	298,312	236,312	236,312	476,312
		--------
		57,600

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	1440	PAC	0	0	230,185	57,306	57,306	297,306	253,524	253,524	493,524
72	42	1440	PAC	0	0	225,835	55,688	55,688	295,688	271,707	271,707	511,707
73	43	1440	PAC	0	0	220,843	53,330	53,330	293,330	290,848	290,848	530,848
74	44	1440	PAC	0	0	215,176	50,163	50,163	290,163	310,998	310,998	550,998
75	45	1440	PAC	0	0	208,784	46,092	46,092	286,092	332,196	332,196	572,196

76	46	1440	PAC	0	0	201,601	41,008	41,008	281,008	354,466	354,466	594,466
77	47	1440	PAC	0	0	193,304	34,528	34,528	274,528	377,567	377,567	617,567
78	48	1440	PAC	0	0	183,946	26,636	26,636	266,636	401,629	401,629	641,629
79	49	1440	PAC	0	0	173,356	17,087	17,087	257,087	426,557	426,557	666,557
80	50	1440	PAC	0	0	161,848	6,120	6,120	246,120	452,759	452,759	692,759
		--------
		72,000

81	51	1440	PAC	0	0	148,854	0	0	233,185	479,754	479,754	719,754
82	52	1440	PAC	0	0	134,244	0	0	218,575	507,478	507,478	747,478
83	53	1440	PAC	0	0	117,923	0	0	202,254	535,895	535,895	775,895
84	54	1440	PAC	0	0	99,734	0	0	184,065	564,903	564,903	804,903
85	55	1440	PAC	0	0	79,467	0	0	163,798	594,336	594,336	834,336

86	56	1440	PAC	0	0	56,889	0	0	141,220	623,988	623,988	863,988
87	57	1440	PAC	0	0	31,769	0	0	116,100	653,636	653,636	893,636
88	58	1440	PAC	0	0	3,903	0	0	88,234	683,064	683,064	923,064
89	59	1440	PAC	0	0	0	0	0	57,447	712,072	712,072	952,072
90	60	1440	PAC	0	0	0	0	0	25,290	742,246	742,246	982,246
		--------
		86,400

91	61	1440	PAC	0	0	0	0	0	0	772,083	772,083	1,012,083
92	62	1440	PAC	0	0	0	0	0	0	802,120	802,120	1,042,120
93	63	1440	PAC	0	0	0	0	0	0	831,752	831,752	1,071,752
94	64	1440	PAC	0	0	0	0	0	0	860,773	860,773	1,100,773
95	65	1440	PAC	0	0	0	0	0	0	888,955	888,955	1,128,955

96	66	1440	PAC	0	0	0	0	0	0	916,255	916,255	1,156,255
97	67	1440	PAC	0	0	0	0	0	0	942,675	942,675	1,182,675
98	68	1440	PAC	0	0	0	0	0	0	967,918	967,918	1,207,918
99	69	1440	PAC	0	0	0	0	0	0	992,469	992,469	1,232,469
100	70	1440	PAC	0	0	0	0	0	0	1,013,483	1,013,483	1,253,483
		--------
		100,800

51

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)
Guaranteed Charges and Average Expenses
GUARANTEED-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	1440	PAC	830	0	240,830	857	0	240,857	875	0	240,875
32	2	1440	PAC	1,642	0	241,642	1,747	0	241,747	1,818	0	241,818
33	3	1440	PAC	2,433	0	242,433	2,666	0	242,666	2,830	0	242,830
34	4	1440	PAC	3,197	0	243,197	3,610	0	243,610	3,910	0	243,910
35	5	1440	PAC	3,938	0	243,938	4,583	0	244,583	5,066	420	245,066

36	6	1440	PAC	4,649	44	244,649	5,578	973	245,578	6,297	1,691	246,297
37	7	1440	PAC	5,331	771	245,331	6,596	2,036	246,596	7,607	3,047	247,607
38	8	1440	PAC	5,980	1,468	245,980	7,633	3,121	247,633	8,999	4,487	248,999
39	9	1440	PAC	6,592	2,128	246,592	8,685	4,221	248,685	10,473	6,009	250,473
40	10	1440	PAC	7,171	2,757	247,171	9,754	5,340	249,754	12,037	7,624	252,037
		--------
		14,400

41	11	1440	PAC	7,709	4,071	247,709	10,834	7,196	250,834	13,692	10,053	253,692
42	12	1440	PAC	8,203	5,331	248,203	11,921	9,048	251,921	15,438	12,565	255,438
43	13	1440	PAC	8,648	6,519	248,648	13,007	10,878	253,007	17,276	15,147	257,276
44	14	1440	PAC	9,036	7,637	249,036	14,085	12,686	254,085	19,204	17,804	259,204
45	15	1440	PAC	9,366	8,675	249,366	15,149	14,458	255,149	21,224	20,533	261,224

46	16	1440	PAC	9,633	9,633	249,633	16,195	16,195	256,195	23,339	23,339	263,339
47	17	1440	PAC	9,838	9,838	249,838	17,222	17,222	257,222	25,555	25,555	265,555
48	18	1440	PAC	9,994	9,994	249,994	18,238	18,238	258,238	27,890	27,890	267,890
49	19	1440	PAC	10,110	10,110	250,110	19,253	19,253	259,253	30,363	30,363	270,363
50	20	1440	PAC	10,179	10,179	250,179	20,258	20,258	260,258	32,974	32,974	272,974
		--------
		28,800

51	21	1440	PAC	10,186	10,186	250,186	21,237	21,237	261,237	35,719	35,719	275,719
52	22	1440	PAC	10,117	10,117	250,117	22,172	22,172	262,172	38,590	38,590	278,590
53	23	1440	PAC	9,957	9,957	249,957	23,045	23,045	263,045	41,578	41,578	281,578
54	24	1440	PAC	9,693	9,693	249,693	23,838	23,838	263,838	44,679	44,679	284,679
55	25	1440	PAC	9,301	9,301	249,301	24,519	24,519	264,519	47,869	47,869	287,869

56	26	1440	PAC	8,765	8,765	248,765	25,066	25,066	265,066	51,139	51,139	291,139
57	27	1440	PAC	8,085	8,085	248,085	25,470	25,470	265,470	54,488	54,488	294,488
58	28	1440	PAC	7,268	7,268	247,268	25,731	25,731	265,731	57,928	57,928	297,928
59	29	1440	PAC	6,319	6,319	246,319	25,843	25,843	265,843	61,465	61,465	301,465
60	30	1440	PAC	5,213	5,213	245,213	25,775	25,775	265,775	65,079	65,079	305,079
		--------
		43,200

61	31	1440	PAC	3,916	3,916	243,916	25,479	25,479	265,479	68,736	68,736	308,736
62	32	1440	PAC	2,385	2,385	242,385	24,898	24,898	264,898	72,387	72,387	312,387
63	33	1440	PAC	581	581	240,581	23,977	23,977	263,977	75,986	75,986	315,986
64	34	1440	PAC	0	0	238,468	22,674	22,674	262,674	79,500	79,500	319,500
65	35	1440	PAC	0	0	235,997	20,960	20,960	260,960	82,904	82,904	322,904

66	36	1440	PAC	0	0	233,154	18,804	18,804	258,804	86,176	86,176	326,176
67	37	1440	PAC	0	0	229,931	16,186	16,186	256,186	89,299	89,299	329,299
68	38	1440	PAC	0	0	226,311	13,071	13,071	253,071	92,245	92,245	332,245
69	39	1440	PAC	0	0	222,272	9,417	9,417	249,417	94,975	94,975	334,975
70	40	1440	PAC	0	0	217,761	5,154	5,154	245,154	97,420	97,420	337,420
		--------
		57,600

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses
GUARANTEED-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC

				0% Gross Rate (-1.73% Net)			6% Gross Rate (4.27% Net)			10% Gross Rate (8.27% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	1440	PAC	0	0	212,697	176	176	240,176	99,474	99,474	339,474
72	42	1440	PAC	0	0	206,962	0	0	234,441	100,982	100,982	340,982
73	43	1440	PAC	0	0	200,438	0	0	227,917	101,785	101,785	341,785
74	44	1440	PAC	0	0	193,080	0	0	220,559	101,780	101,780	341,780
75	45	1440	PAC	0	0	184,824	0	0	212,303	100,839	100,839	340,839

76	46	1440	PAC	0	0	175,583	0	0	203,062	98,805	98,805	338,805
77	47	1440	PAC	0	0	165,229	0	0	192,708	95,459	95,459	335,459
78	48	1440	PAC	0	0	153,572	0	0	181,051	90,506	90,506	330,506
79	49	1440	PAC	0	0	140,392	0	0	167,871	83,598	83,598	323,598
80	50	1440	PAC	0	0	125,494	0	0	152,973	74,382	74,382	314,382
		--------
		72,000

81	51	1440	PAC	0	0	108,663	0	0	136,142	62,463	62,463	302,463
82	52	1440	PAC	0	0	89,712	0	0	117,191	47,444	47,444	287,444
83	53	1440	PAC	0	0	68,494	0	0	95,973	28,937	28,937	268,937
84	54	1440	PAC	0	0	44,773	0	0	72,252	6,436	6,436	246,436
85	55	1440	PAC	0	0	18,236	0	0	45,715	0	0	219,937

86	56	1440	PAC	0	0	0	0	0	16,004	0	0	190,226
87	57	1440	PAC	0	0	0	0	0	0	0	0	156,970
88	58	1440	PAC	0	0	0	0	0	0	0	0	119,820
89	59	1440	PAC	0	0	0	0	0	0	0	0	78,454
90	60	1440	PAC	0	0	0	0	0	0	0	0	32,578
		--------
		86,400

91	61	1440	PAC	0	0	0	0	0	0	0	0	0
92	62	1440	PAC	0	0	0	0	0	0	0	0	0
93	63	1440	PAC	0	0	0	0	0	0	0	0	0
94	64	1440	PAC	0	0	0	0	0	0	0	0	0
95	65	1440	PAC	0	0	0	0	0	0	0	0	0

96	66	1440	PAC	0	0	0	0	0	0	0	0	0
97	67	1440	PAC	0	0	0	0	0	0	0	0	0
98	68	1440	PAC	0	0	0	0	0	0	0	0	0
99	69	1440	PAC	0	0	0	0	0	0	0	0	0
100	70	1440	PAC	0	0	0	0	0	0	0	0	0
		--------
		100,800

52

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium:	$2,4477.02
Guideline Level Annual Premium:	$6,501.97
TAMRA Initial 7 Pay Premium:	$6,383.81
Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 ½ would incur a 10% federal tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse. Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.73% Net)	6% Gross Annual Return (4.27% Net)	10% Gross Annual Return (8.27% Net)
Guaranteed Charges	Attained Age	85	86	90
	Contract Year	55	56	60
Current Charges	Attained Age	88	90	100
	Contract Year	58	60	70

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen. Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium. If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits. Actual year of lapse may be more or less favorable than shown in the chart. Investment returns are hypothetical only. Actual rates of return will vary.

53

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and consolidated financial statements of American National Insurance Company, is available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269 or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the American National Variable Life Separate Account are available on the Commission’s Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number: 333-53122

54

This page left blank intentionally.

55

This page left blank intentionally.

56

Form 9130	Rev. 05-11

57

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2011
WEALTHQUEST III VARIABLE UNIVERSAL LIFE
CONTRACT FORM NUMBERS WQVUL08 AND WQVUL
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
(REGISTRANT)
AMERICAN NATIONAL INSURANCE COMPANY
(DEPOSITOR)

Registrant

American National Variable Life Separate Account
One Moody Plaza
Galveston, Texas 77550-7947

Depositor
American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7947

Principal Underwriter

Securities Management and Research, Inc.
701 Tama Street, Building B
P. O. Box 868
Marion, Iowa 52302-0868

Independent Registered Public Accounting Firm
KPMG LLP
811 Main
Houston, Texas 77002

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the WealthQuest III Variable Universal Life Contract (“the Contract”) Form Number WQVUL and Contract Form Number WQVUL08. You may obtain a copy of the prospectus, dated May 1, 2011, by calling 1-800-306-2959, or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.  Terms used in the current prospectuses for Contract form numbers WQVUIL08 and WQVUL (respectively) are incorporated in this Statement.  All terms not specifically defined in this statement shall have the meaning set forth in the current prospectuses.

Form 9130-SAI	5-11

GENERAL INFORMATION AND HISTORY
AMERICAN NATIONAL INSURANCE COMPANY
We are a stock life insurance company chartered under Texas law in 1905.  We write life, health and accident insurance and annuities and are licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa.  The Moody Foundation, a charitable foundation established for charitable and educational purposes, owns approximately 22.96% of our stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.10%.

We are subject to regulation by the Texas Department of Insurance.  In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate.  On or before March 1 of each year we must submit to the Texas Department of Insurance a filing describing our operations and reporting on our financial condition and that of the Separate Account as of December 31 of the preceding year.  Periodically, the Department examines our liabilities, and reserves and those of the Separate Account and certifies their adequacy.

THE SEPARATE ACCOUNT
We established the Separate Account under Texas law on July 30, 1987. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value.  The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

For more information about the Separate Account, see the prospectus.
SALE OF THE CONTRACTS
We have entered into a Distribution and Selling Agreement (the “Distribution Agreement”) with Securities Management and Research, Inc. (“SM&R”), pursuant to which SM&R serves as the distributor and principal underwriter of the Contracts.  SM&R, a Florida corporation organized in 1964, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 (“1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).  SM&R’s main offices are located at 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868.

SM&R offers the Contracts on a continuous basis through: (i) selling agreements with other broker/dealers (“selling brokers”) registered under the 1934 Act to sell the contracts; and (ii) its own registered representatives who are registered with FINRA and with the states in which they do business.  The selling brokers also sell the Contracts through registered representatives.  Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

SM&R is not entitled to any remuneration for its services as principal underwriter.  Commissions are paid to SM&R and to the selling brokers under their respective agreements with SM&R. SM&R passes through commissions it receives to the selling broker for their respective sales.  We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.  The amount of commissions we pay may vary based on a number of factors.

Commission paid during the first 5 Contract Years is determined as a percentage of premium paid not to exceed the amount of premium that can be paid without the Contract becoming a modified endowment contract under the Internal Revenue Code.  The maximum commission, however, will not exceed 16% of actual premium paid during the first 5 Contract Years.  Trail commissions are paid in Contract Year 6 and thereafter at an annual rate of 0.25% of the Accumulation Value.  At the end of the 25th Contract Month, a persistency commission of 10% of the target premium amount will be paid.  Target premium for purposes of the 10% persistency commission is determined by using a number of factors including actual premium paid, Specified Amount and each Insured's age, gender and underwriting class.

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts.  When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative who sold the Contract and to other registered representatives in the form of override commissions for their service in providing sales support and training.  Since registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through another selling broker, we pay the entire sales commission directly to the selling broker; that broker may retain a portion of the commission before it pays the registered representative who sold the Contract.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives.  The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker.  The selling broker typically requests that we pay a fee ranging from $500 to $110,000 for our participation, but the amount actually paid is usually negotiated.  In calendar year 2010, the actual fees paid ranged from $500 to $55,000, depending upon our level of participation in the conference.  Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales.  Currently, we do not have selling brokers qualifying for such contingent incentives.

We paid aggregate underwriting commissions of $2,476,510, $2,907,757 and $4,159,512, in 2010, 2009 and 2008, respectively, to SM&R for the sale of variable life insurance contracts and variable annuity contracts by its registered representatives and by the selling brokers.  SM&R did not retain any of these commissions.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts.  Commissions paid on the Contracts, including other sales incentives and marketing payments, are not charged directly to you or to your Accumulation Value.

THE CONTRACT
The Contract, the application, any supplemental applications, statements to medical examiner, and any riders, amendments, or endorsements make up the entire Contract.  Only statements in the application attached to the Contract and any supplemental applications made a part of the Contract can be used to contest a claim or the validity of the Contract.  Any changes must be approved in writing by the President, Vice President, or Secretary of American National.  No agent has the authority to alter or modify any of the terms, conditions or agreements of the Contract or to waive any of its provisions.  Pending regulatory approvals, we intend to distribute the Contracts in all states, except New York, and in certain possession and territories.  Differences in state laws may require us to offer a Contract in a state that has suicide, incontestability, refund provisions, surrender charges or other provisions more favorable than provisions in other states.  In addition, certain state laws may prohibit us from offering certain features described in this prospectus, such as extended guaranteed coverage periods.

Beneficiary. You can name primary and contingent beneficiaries. Initial Beneficiary(ies) is specified in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated.  If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise, to any Beneficiary(ies) of the next class; otherwise, to the estate of the Insured.

Incontestability. The Contract is incontestable after it has been in force for two years from the Date of Issue during the lifetime of the Insured.  An increase in the Specified Amount or addition of a rider after the Date of Issue shall be incontestable after such increase or addition has been in force for two years from its Effective Date during the lifetime of the Insured or an additional insured.  However, this two-year provision shall not apply to riders that provide disability or accidental death benefits.  Any reinstatement of a Contract shall be incontestable during the lifetime of the Insured, only after having been in force for two years after the Effective Date of the reinstatement.

Misstatement of Age or Sex. If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit will be adjusted as provided for in the Contract.
Suicide. Suicide within two years after Date of Issue is not covered by the Contract unless otherwise provided by a state’s insurance law.  If the Insured, while sane or insane, commits suicide within two years after the Date of Issue, we will pay only the premiums received, less any partial surrenders and Contract Debt.  If the Insured, while sane or insane, commits suicide within two years after the Effective Date of any increase in the Specified Amount, our liability with respect to such increase will only be the total cost of insurance applied to the increase.  If the Insured, while sane or insane, commits suicide within two years from the Effective Date of reinstatement, our liability with respect to such reinstatement will only be for the return of cost of insurance and expenses, if any, paid on or after the reinstatement.

DIVIDENDS
The Contract is non-participating and therefore is not eligible for dividends and does not participate in any distribution of our surplus.
PERFORMANCE DATA
From time to time, we may quote performance information for the Subaccounts of the Separate Account in advertisements, sales literature, or reports to Contract Owners or prospective investors.
We may quote performance information in any manner permitted under applicable law.  We may, for example, present such information as a change in a hypothetical Contract Owner's Accumulation Value or death benefit.  We also may present the yield or total return of the Subaccounts based on a hypothetical investment of $1,000 in a Contract.  The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Separate Account, the Subaccount or the Portfolio in which it invests.  The performance information shown may reflect the deduction of only some of the applicable charges to the Contract.  We may, for example, exclude the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.  The performance information would be lower if these charges were included.

The "yield" of a Subaccount refers to the income generated by an investment in the Subaccount over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Portfolio’s investments.  This income is then "annualized" and shown as a percentage of the investment. We also may advertise the "effective yield" of the Subaccount investing in the Fidelity VIP Money Market Portfolio, which is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount investing in the Fidelity VIP Money Market Portfolio is assumed to be reinvested.  The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.  The "total return" of a Subaccount is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement."  Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually.  "Cumulative total return" is the total return over the entire specified period expressed as a percentage.

Neither yield nor total return figures reflect deductions for Contract charges such as the premium charge, surrender charges, administrative and maintenance fees, and cost of insurance charges.  Yield and total return figures would be lower if Contract charges were included.

We may compare a Subaccount's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services.  In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of American National Insurance Company’s financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.
Performance information for any Subaccount reflects the performance of a hypothetical investment of $1,000 in a Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

ILLUSTRATIONS
We will provide you with illustrations based on different sets of assumptions upon your request.  You can request such illustrations at any time.  Illustrations may help you understand how your Accumulation Values would vary over time based on different assumptions.

If you ask us, we'll provide you with different kinds of illustrations.
• Illustrations based on information you give us about the person to be insured by the Contract, his or her risk class, the face amount, the death benefit and premium payments.
• Illustrations that show the allocation of premium payments to specified Subaccounts. These will reflect the expenses of the specific corresponding Portfolios.
LEGAL MATTERS
Greer, Herz and Adams, LLP, General Counsel, has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS
The consolidated financial statements and supplementary schedules of American National Insurance Company and subsidiaries as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010, and management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2010; and the financial statements and financial highlights of the segregated subaccounts of American National Variable Life Separate Account as of December 31, 2010 and for each of the periods indicated herein, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report covering the December 31, 2010 consolidated financial statements and schedules of American National Insurance Company and subsidiaries refers to a change in the method of accounting for other-than-temporary impairments of debt securities as of April 1, 2009 due to the adoption of new FASB guidance.

FINANCIAL STATEMENTS
The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors of American National Insurance Company and
Policy Owners of American National Variable Life Separate Account:

We have audited the accompanying statement of net assets of Alger Small Cap Growth Portfolio – Class I-2, Alger Large Cap Growth Portfolio – Class I-2, Alger Growth & Income Portfolio – Class I-2, Alger Balanced Portfolio – Class I-2, Alger Mid Cap Growth Portfolio – Class I-2, Alger Capital Appreciation Portfolio – Class I-2, Federated Capital Income Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II – Primary Shares, Federated Quality Bond Fund II – Primary Shares, Federated Kaufmann Fund II – Primary Shares, Federated Mid Cap Growth Strategies Fund II, Federated Equity Income Fund II, Fidelity Variable Insurance Products (VIP) Growth & Income Portfolio– Initial Class, Fidelity VIP Equity-Income Portfolio – Initial Class, Fidelity VIP Growth Portfolio – Initial Class, Fidelity VIP High Income Portfolio – Initial Class, Fidelity VIP Money Market Portfolio – Initial Class, Fidelity VIP Overseas Portfolio – Initial Class, Fidelity VIP Investment Grade Bond Portfolio – Initial Class, Fidelity VIP Asset Manager Portfolio – Initial Class, Fidelity VIP Index 500 Portfolio – Initial Class, Fidelity VIP Contrafund Portfolio – Initial Class, Fidelity VIP Asset Manager: Growth Portfolio – Initial Class, Fidelity VIP Balanced Portfolio – Initial Class, Fidelity VIP Growth Opportunities Portfolio – Initial Class, Fidelity VIP Mid Cap Portfolio – Initial Class, Fidelity VIP Growth Strategies Portfolio – Service Class 2, Fidelity VIP Equity-Income Portfolio – Service Class 2, Fidelity VIP Contrafund Portfolio – Service Class 2, Fidelity VIP Index 500 Portfolio – Service Class 2, Fidelity VIP Investment Grade Bond Portfolio – Service Class 2, Fidelity VIP Growth & Income Portfolio – Service Class 2, Fidelity VIP Growth Opportunities Portfolio – Service Class 2, Fidelity VIP Mid Cap Portfolio – Service Class 2, Fidelity VIP Money Market Portfolio – Service Class 2, Fidelity VIP Value Portfolio – Service Class 2, Fidelity VIP Value Strategies Portfolio – Service Class 2, Fidelity VIP Value Leaders Portfolio – Service Class 2, Invesco Variable Insurance Funds (V.I.) Dynamics Fund – Series I, Invesco V.I. Global Healthcare Fund – Series I, Invesco V.I. Technology Fund – Series I, Invesco V.I. Global Real Estate Fund – Series I, Invesco V.I. Utilities Fund – Series I, Invesco V.I. Financial Services Fund – Series I, Invesco V.I. Small Cap Equity Fund – Series I, MFS Growth Series – Initial Class, MFS Core Equity Series – Initial Class, MFS Research Series – Initial Class, MFS Investors Trust Series – Initial Class, T. Rowe Price (TRP) Equity Income Portfolio – Equity Income Class, TRP International Stock Portfolio, TRP Limited-Term Bond Portfolio – Limited-Term Bond Class, TRP Mid-Cap Growth Portfolio – Mid-Cap Growth Class, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market and AN Small/Mid Cap segregated subaccounts of American National Variable Life Separate Account (the Account) as of December 31, 2010, and the related statement of Operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National Variable Life Separate Account as of December 31, 2010 and the results of their operations for the year, or lesser period, then ended, changes in net assets for each of the years, or lesser periods, in the two-year period then ended, and their financial highlights for each of the years, or lesser period, in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Houston, Texas
April 29, 2011

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Assets	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
56,349 shares at net asset value of $32.05	1,806	—	—
(cost $1,524)
35,346 shares at net asset value of $43.68	—	1,544	—
(cost $1,327)
65,425 shares at net asset value of $10.25	—	—	671
(cost $645)
Total Assets	1,806	1,544	671

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,806	1,544	671

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	1,806	1,544	671
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	965,850	1,302,285	646,490
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	1.87	1.19	1.04

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Assets	Alger Balanced	Alger Mid Cap Growth	Alger Capital Appreciation
110,404 shares at net asset value of $11.61	1,282	—	—
(cost $1,347)
180,308 shares at net asset value of $12.75	—	2,299	—
(cost $2,613)
49,174 shares at net asset value of $52.16	—	—	2,565
(cost $2,138)
Total Assets	1,282	2,299	2,565

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,282	2,299	2,565

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	1,282	2,299	2,565
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	984,829	1,654,446	1,586,486
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	1.30	1.39	1.62

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series - Fund II
Assets	Federated Capital Income	Federated Fund for U.S. Government Securities	Federated High Income Bond – Primary Shares	Federated Mid Cap Growth Strategies
32,486 shares at net asset value of $9.15	297	—	—	—
(cost $271)
10,982 shares at net asset value of $11.50	—	126	—	—
(cost $124)
103,352 shares at net asset value of $7.03	—	—	727	—
(cost $633)
0 shares at net asset value of $0.00	—	—	—	—
(cost $0)
Total Assets	297	126	727	—

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	297	126	727	—

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	297	126	727	—
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	227,533	101,718	379,778	—
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	1.31	1.24	1.91	—

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series - Fund II
Assets	Federated Equity Income	Federated Quality Bond Primary Shares	Federated Kaufmann – Primary Shares
0 shares at net asset value of $0.00 (cost $0)	—	—	—
27,935 shares at net asset value of $11.55	—	323	—
(cost $312)
28,595 shares at net asset value of $14.96	—	—	428
(cost $367)
Total Assets	—	323	428

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	—	323	428

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	—	323	428
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	—	248,880	297,968
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	—	1.30	1.44

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Growth & Income	Fidelity Equity- Income	Fidelity Growth	Fidelity High Income
66,831 shares at net asset value of $12.63	844	—	—	—
(cost $880)
249,716 shares at net asset value of $19.02	—	4,750	—	—
(cost $5,571)
334,684 shares at net asset value of $37.09	—	—	12,413	—
(cost $11,199)
157,871 shares at net asset value of $5.57	—	—	—	879
(cost $846)
Total Assets	844	4,750	12,413	879

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	844	4,750	12,413	879

Policyholders' Equity
Investrac Gold Variable Universal Life	68	2,645	5,170	356
Investrac Advantage Variable Universal Life	776	1,990	7,213	522
Survivor Variable Universal Life	—	115	30	1
WealthQuest III Variable Universal Life	—	—	—	—
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	64,824	907,486	1,976,091	182,584
Investrac Advantage Variable Universal Life	636,948	1,336,840	5,430,288	393,471
Survivor Variable Universal Life	—	3,564	722	68
WealthQuest III Variable Universal Life	—	—	—	—
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	1.04	2.91	2.62	1.95
Investrac Advantage Variable Universal Life	1.22	1.49	1.33	1.33
Survivor Variable Universal Life	—	32.16	42.26	14.59
WealthQuest III Variable Universal Life	—	—	—	—

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
14,691,254 shares at net asset value of $1.00	14,691	—	—	—
(cost $14,691)
139,404 shares at net asset value of $16.77	—	2,338	—	—
(cost $2,807)
91,197 shares at net asset value of $12.83	—	—	1,170	—
(cost $1,130)
98,206 shares at net asset value of $14.54	—	—	—	1,428
(cost $1,387)
Total Assets	14,691	2,338	1,170	1,428

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	14,691	2,338	1,170	1,428

Policyholders' Equity
Investrac Gold Variable Universal Life	6,515	955	412	920
Investrac Advantage Variable Universal Life	8,038	1,303	707	508
Survivor Variable Universal Life	138	80	51	—
WealthQuest III Variable Universal Life	—	—	—	—
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	4,079,056	469,629	177,227	394,825
Investrac Advantage Variable Universal Life	6,459,525	866,349	412,161	339,602
Survivor Variable Universal Life	115,913	2,912	2,354	—
WealthQuest III Variable Universal Life	—	—	—	—
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	1.60	2.03	2.33	2.33
Investrac Advantage Variable Universal Life	1.24	1.50	1.72	1.50
Survivor Variable Universal Life	1.19	27.28	21.62	—
WealthQuest III Variable Universal Life	—	—	—	—

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Manager: Growth
124,971 shares at net asset value of $132.39	16,545	—	—
(cost $15,885)
488,610 shares at net asset value of $23.88	—	11,668	—
(cost $12,654)
72,843 shares at net asset value of $14.52	—	—-	1,058
(cost $909)
Total Assets	16,545	11,668	1,058

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	16,545	11,668	1,058

Policyholders' Equity
Investrac Gold Variable Universal Life	6,520	3,676	349
Investrac Advantage Variable Universal Life	9,671	7,709	707
Survivor Variable Universal Life	354	283	2
WealthQuest III Variable Universal Life	—	—	—
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	2,133,760	962,705	155,656
Investrac Advantage Variable Universal Life	7,232,343	3,549,105	500,040
Survivor Variable Universal Life	2,043	6,919	113
WealthQuest III Variable Universal Life	—	—	—
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	3.06	3.82	2.24
Investrac Advantage Variable Universal Life	1.34	2.17	1.41
Survivor Variable Universal Life	173.08	40.84	19.54
WealthQuest III Variable Universal Life	—	—	—

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
65,999 shares at net asset value of $15.50	1,023	—	—
(cost $927)
132,779 shares at net asset value of $17.92	—	2,379	—
(cost $2,140)
481,080 shares at net asset value of $32.69	—	—	15,727
(cost $14,037)
Total Assets	1,023	2,379	15,727

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,023	2,379	15,727

Policyholders' Equity
Investrac Gold Variable Universal Life	188	107	2,460
Investrac Advantage Variable Universal Life	787	2,197	12,862
Survivor Variable Universal Life	48	75	405
WealthQuest III Variable Universal Life	—	—	—
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	139,505	135,197	576,169
Investrac Advantage Variable Universal Life	554,035	2,225,695	3,267,233
Survivor Variable Universal Life	2,224	4,023	8,649
WealthQuest III Variable Universal Life	—	—	—
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	1.35	0.79	4.27
Investrac Advantage Variable Universal Life	1.42	0.99	3.94
Survivor Variable Universal Life	21.53	18.58	46.82
WealthQuest III Variable Universal Life	—	—	—

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Assets	Fidelity Growth Strategies	Fidelity Equity-Income	Fidelity Contrafund	Fidelity Index 500
139,290 shares at net asset value of $8.79	1,224	—	—	—
(cost $1,139)
33,457 shares at net asset value of $18.75	—	627	—	—
(cost $605)
375,267 shares at net asset value of $23.49	—	—	8,815	—
(cost $9,551)
46,015 shares at net asset value of $131.31	—	—	—	6,042
(cost $6,050)
Total Assets	1,224	627	8,815	6,042

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	1,224	627	8,815	6,042

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	1,224	627	8,815	6,042
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	994,562	570,589	5,048,939	5,010,639
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	1.23	1.10	1.75	1.21

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Assets	Fidelity Investment Grade Bond	Fidelity Growth & Income	Fidelity Growth Opportunities
31,225 shares at net asset value of $12.60	393	—	—
(cost $391)
22,646 shares at net asset value of $12.43	—	281	—
(cost $288)
52,701 shares at net asset value of $17.78	—	—	937
(cost $848)
Total Assets	393	281	937

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	393	281	937

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	393	281	937
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	310,778	244,810	803,226
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	1.27	1.15	1.17

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Assets	Fidelity Mid Cap	Fidelity Money Market	Fidelity Value
529,236 shares at net asset value of $32.13	17,004	—	—
(cost $15,242)
5,040,718 shares at net asset value of $1.00	—	5,041	—
(cost $5,041)
9,006 shares at net asset value of $10.90	—	—	98
(cost $74)
Total Assets	17,004	5,041	98

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	17,004	5,041	98

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	17,004	5,041	98
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	6,750,813	5,065,951	88,834
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	2.52	0.99	1.11

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Assets	Fidelity Value Strategies	Fidelity Value Leaders
60,486 shares at net asset value of $9.79	592	—
(cost $493)
14,519 shares at net asset value of $10.20	—	148
(cost $157)
Total Assets	592	148

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—
Total Liabilities	—	—
Net assets applicable to policyholders’	592	148

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—
Investrac Advantage Variable Universal Life	—	—
Survivor Variable Universal Life	—	—
WealthQuest III Variable Universal Life	592	148
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—
Investrac Advantage Variable Universal Life	—	—
Survivor Variable Universal Life	—	—
WealthQuest III Variable Universal Life	440,942	146,540
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—
Investrac Advantage Variable Universal Life	—	—
Survivor Variable Universal Life	—	—
WealthQuest III Variable Universal Life	1.34	1.01

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) V.I. – Series I
Assets	Invesco Dynamics	Invesco Global Health Care	Invesco Technology
10,248 shares at net asset value of $17.62	181	—	—
(cost $157)
33,436 shares at net asset value of $16.71	—	559	—
(cost $542)
46,266 shares at net asset value of $16.00	—	—	740
(cost $571)
Total Assets	181	559	740

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	181	559	740

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	181	559	740
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	134,670	460,427	743,370
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	1.34	1.21	1.00

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) V.I. – Series I
Assets	Invesco Global Real Estate	Invesco Utilities	Invesco Financial Services	Invesco Small Cap Equity
148,840 shares at net asset value of $13.58	2,021	—	—	—
(cost $2,577)
131,859 shares at net asset value of $14.87	—	1,961	—	—
(cost $2,398)
13,848 shares at net asset value of $5.62	—	—	78	—
(cost $75)
22,168 shares at net asset value of $16.53	—	—	—	366
(cost $310)
Total Assets	2,021	1,961	78	366

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	2,021	1,961	78	366

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	2,021	1,961	78	366
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	798,752	1,352,981	124,618	260,388
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	2.53	1.45	0.62	1.41

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Assets	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
26,795 shares at net asset value of $24.69	662	—	—	—
(cost $565)
9,716 shares at net asset value of $15.65	—	152	—	—
(cost $133)
3,112 shares at net asset value of $19.04	—	—	59	—
(cost $51)
10,358 shares at net asset value of $20.04	—	—	—	208
(cost $193)
Total Assets	662	152	59	208

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	662	152	59	208

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	662	152	59	208
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	494,449	131,084	43,852	161,723
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	1.34	1.16	1.35	1.28

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Assets	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Limited - Term Bond	T. Rowe Price Mid-Cap Growth
439,535 shares at net asset value of $19.92	8,756	—	—	—
(cost $9,266)
341,500 shares at net asset value of $13.88	—	4,740	—	—
(cost $4,810)
116,939 shares at net asset value of $5.05	—	—	591	—
(cost $578)
255,257 shares at net asset value of $24.59	—	—	—	6,277
(cost $5,595)
Total Assets	8,756	4,740	591	6,277

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	8,756	4,740	591	6,277

Policyholders' Equity
Investrac Gold Variable Universal Life	301	238	—	302
Investrac Advantage Variable Universal Life	1,768	1,507	—	4,053
Survivor Variable Universal Life	81	65	—	326
WealthQuest III Variable Universal Life	6,606	2,930	591	1,596
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	215,117	192,033	—	131,663
Investrac Advantage Variable Universal Life	1,059,707	1,119,762	—	1,220,329
Survivor Variable Universal Life	3,027	3,663	—	9,450
WealthQuest III Variable Universal Life	4,767,898	1,886,448	440,715	766,157
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	1.40	1.24	—	2.29
Investrac Advantage Variable Universal Life	1.67	1.35	—	3.32
Survivor Variable Universal Life	26.91	17.99	—	34.45
WealthQuest III Variable Universal Life	1.39	1.55	1.34	2.08

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Assets	AN Growth	AN Equity Income	AN Balanced	AN Money Market
0 shares at net asset value of $0.0	—	—	—	—
(cost $0)
0 shares at net asset value of $0.0	—	—	—	—
(cost $0)
0 shares at net asset value of $0.0	—	—	—	—
(cost $0)
0 shares at net asset value of $0.0	—	—	—	—
(cost $0)
Total Assets	—	—	—	—

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	—	—	—	—

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	—	—	—	—
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	—	—	—	—
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	—	—	—	—

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Operations	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
Investment income (loss)
Investment income distributions from underlying mutual fund		10	9
Mortality and expense charges
Investrac Gold Variable Universal Life
Investrac Advantage Variable Universal Life
Survivor Variable Universal Life
WealthQuest III Variable Universal Life	(11)	(10)	(5)

Investment income (loss) - net	(11)	0	4

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	2	29	(5)

Net realized gains (losses) on investments	2	29	(5)

Net change in unrealized appreciation or depreciation of investments	364	144	70

Net gains (losses) on investments	366	173	65

Net increase (decrease) in net assets resulting from operations	355	173	69

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Operations	Alger Balanced	Alger Mid Cap Growth	Alger Capital Appreciation
Investment income (loss)
Investment income distributions from underlying mutual fund	28	—	9
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(8)	(14)	(16)

Investment income (loss) - net	20	(14)	(7)

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	(16)	(162)	50

Net realized gains (losses) on investments	(16)	(162)	50

Net change in unrealized appreciation or depreciation of investments	109	534	256

Net gains (losses) on investments	93	372	306

Net increase (decrease) in net assets resulting from operations	113	358	299

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series - Fund II
Operations	Federated Capital Income	Federated Fund for U.S. Government Securities	Federated High Income Bond –Primary Shares	Federated Mid Cap Growth Strategies
Investment income (loss)
Investment income distributions from underlying mutual fund	5	9	42	—
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(2)	(1)	(4)	(—)

Investment income (loss) - net	3	8	38	(—)

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—

Realized gains (losses) on sales of investments	2	3	(6)	(68)

Net realized gains (losses) on investments	2	3	(6)	(68)

Net change in unrealized appreciation or depreciation of investments	22	(2)	45	77

Net gains (losses) on investments	24	1	39	9

Net increase (decrease) in net assets resulting from operations	27	9	77	9

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series - Fund II
Operations	Federated Equity Income	Federated Quality Bond – Primary Shares	Federated Kaufmann – Primary Shares
Investment income (loss)
Investment income distributions from underlying mutual fund	6	6	—
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	—	(1)	(2)

Investment income (loss) - net	6	5	(2)

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	(20)	7	(6)

Net realized gains (losses) on investments	(20)	7	(6)

Net change in unrealized appreciation or depreciation of investments	18	(2)	62

Net gains (losses) on investments	(2)	5	56

Net increase (decrease) in net assets resulting from operations	4	10	54

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Growth & Income	Fidelity Equity-Income	Fidelity Growth	Fidelity High Income
Investment income (loss)
Investment income distributions from underlying mutual fund	6	81	31	68
Mortality and expense charges
Investrac Gold Variable Universal Life	—	(22)	(41)	(4)
Investrac Advantage Variable Universal Life	(9)	(22)	(78)	(6)
Survivor Variable Universal Life	—	(1)	—	—
WealthQuest III Variable Universal Life	—	—	—	—

Investment income (loss) - net	(3)	36	(88)	58

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	37	—

Realized gains (losses) on sales of investments	(17)	(171)	(251)	(31)

Net realized gains (losses) on investments	(17)	(171)	(214)	(31)

Net change in unrealized appreciation or depreciation of investments	120	702	2,617	79

Net gains (losses) on investments	103	531	2,403	48

Net increase (decrease) in net assets resulting from operations	100	567	2,315	106

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Investment income (loss)
Investment income distributions from underlying mutual fund	20	30	41	23
Mortality and expense charges
Investrac Gold Variable Universal Life	(42)	(8)	(4)	(8)
Investrac Advantage Variable Universal Life	(73)	(15)	(8)	(6)
Survivor Variable Universal Life	(1)	(1)	—	—
WealthQuest III Variable Universal Life	—	—	—	—

Investment income (loss) - net	(96)	6	29	9

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	9	4	13	7

Realized gains (losses) on sales of investments	—	(34)	11	(39)

Net realized gains (losses) on investments	9	(30)	24	(32)

Net change in unrealized appreciation or depreciation of investments	—	271	15	190

Net gains (losses) on investments	9	241	39	158

Net increase (decrease) in net assets resulting from operations	(87)	247	68	167

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Manager: Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	300	133	12
Mortality and expense charges
Investrac Gold Variable Universal Life	(56)	(30)	(3)
Investrac Advantage Variable Universal Life	(112)	(89)	(8)
Survivor Variable Universal Life	(3)	(2)	—
WealthQuest III Variable Universal Life	—	—	—

Investment income (loss) - net	129	12	1

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	295	5	3

Realized gains (losses) on sales of investments	(135)	(18)	15

Net realized gains (losses) on investments	160	(13)	18

Net change in unrealized appreciation or depreciation of investments	1,743	1,614	120

Net gains (losses) on investments	1,903	1,601	138

Net increase (decrease) in net assets resulting from operations	2,032	1,613	139

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Investment income (loss)
Investment income distributions from underlying mutual fund	16	4	52
Mortality and expense charges
Investrac Gold Variable Universal Life	(1)	(1)	(21)
Investrac Advantage Variable Universal Life	(9)	(24)	(143)
Survivor Variable Universal Life	—	(1)	(3)
WealthQuest III Variable Universal Life	—	—	—

Investment income (loss) - net	6	(22)	(115)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	5	—	45

Realized gains (losses) on sales of investments	6	(39)	541

Net realized gains (losses) on investments	11	(39)	586

Net change in unrealized appreciation or depreciation of investments	118	486	2,979

Net gains (losses) on investments	129	447	3,565

Net increase (decrease) in net assets resulting from operations	135	425	3,450

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Operations	Fidelity Growth Strategies	Fidelity Equity-Income	Fidelity Contrafund	Fidelity Index 500
Investment income (loss)
Investment income distributions from underlying mutual fund	—	9	81	96
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(8)	(4)	(53)	(37)

Investment income (loss) - net	(8)	5	28	59

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	4	97

Realized gains (losses) on sales of investments	(11)	(35)	(71)	6

Net realized gains (losses) on investments	(11)	(35)	(67)	103

Net change in unrealized appreciation or depreciation of investments	258	106	1,251	565

Net gains (losses) on investments	247	71	1,184	668

Net increase (decrease) in net assets resulting from operations	239	76	1,212	727

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Operations	Fidelity Investment Grade Bond	Fidelity Growth & Income	Fidelity Growth Opportunties
Investment income (loss)
Investment income distributions from underlying mutual fund	12	1	—
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(2)	(2)	(6)

Investment income (loss) - net	10	(1)	(6)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	4	—	—

Realized gains (losses) on sales of investments	3	(8)	1

Net realized gains (losses) on investments	7	(8)	1

Net change in unrealized appreciation or depreciation of investments	(1)	42	177

Net gains (losses) on investments	6	34	178

Net increase (decrease) in net assets resulting from operations	16	33	172

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Operations	Fidelity Mid Cap	Fidelity Money Market	Fidelity Value
Investment income (loss)
Investment income distributions from underlying mutual fund	18	—	1
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(102)	(24)	(1)

Investment income (loss) - net	(84)	(24)	—

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	47	3	—

Realized gains (losses) on sales of investments	84	—	(11)

Net realized gains (losses) on investments	131	3	(11)

Net change in unrealized appreciation or depreciation of investments	3,604	—	26

Net gains (losses) on investments	3,735	3	15

Net increase (decrease) in net assets resulting from operations	3,651	(21)	15

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Operations	Fidelity Value Strategies	Fidelity Value Leaders
Investment income (loss)
Investment income distributions from underlying mutual fund	2	2
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—
Investrac Advantage Variable Universal Life	—	—
Survivor Variable Universal Life	—	—
WealthQuest III Variable Universal Life	(3)	(1)

Investment income (loss) - net	(1)	1

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—

Realized gains (losses) on sales of investments	(40)	(9)

Net realized gains (losses) on investments	(40)	(9)

Net change in unrealized appreciation or depreciation of investments	156	20

Net gains (losses) on investments	116	11

Net increase (decrease) in net assets resulting from operations	115	12

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) V.I. – Series I
Operations	Invesco Dynamics	Invesco Global Health Care	Invesco Technology
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—	—
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(1)	(4)	(4)

Investment income (loss) - net	(1)	(4)	(4)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	2	(4)	12

Net realized gains (losses) on investments	2	(4)	12

Net change in unrealized appreciation or depreciation of investments	32	32	120

Net gains (losses) on investments	34	28	132

Net increase (decrease) in net assets resulting from operations	33	24	128

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) V.I. – Series I
Operations	Invesco Global Real Estate	Invesco Utilities	Invesco Financial Services	Invesco Small Cap Equity
Investment income (loss)
Investment income distributions from underlying mutual fund	91	71	—	—
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(12)	(13)	(1)	(2)

Investment income (loss) - net	79	58	(1)	(2)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	—

Realized gains (losses) on sales of investments	(136)	(132)	(26)	(3)

Net realized gains (losses) on investments	(136)	(132)	(26)	(3)

Net change in unrealized appreciation or depreciation of investments	342	182	32	80

Net gains (losses) on investments	206	50	6	77

Net increase (decrease) in net assets resulting from operations	285	108	5	75

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Operations	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Investment income (loss)
Investment income distributions from underlying mutual fund	1	2	—	2
Mortality and expense charges
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(4)	(1)	—	(1)

Investment income (loss) - net	(3)	1	—	1

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	—

Realized gains (losses) on sales of investments	14	2	—	1

Net realized gains (losses) on investments	14	2	—	1

Net change in unrealized appreciation or depreciation of investments	76	18	7	17

Net gains (losses) on investments	90	20	7	18

Net increase (decrease) in net assets resulting from operations	87	21	7	19

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Operations	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Limited-Term Bond	T. Rowe Price Mid-Cap Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	151	41	16	—
Mortality and expense charges
Investrac Gold Variable Universal Life	(3)	(2)	—	(2)
Investrac Advantage Variable Universal Life	(20)	(17)	—	(44)
Survivor Variable Universal Life	—	(1)	—	(3)
WealthQuest III Variable Universal Life	(41)	(18)	(4)	(10)

Investment income (loss) - net	87	3	12	(59)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	14	—	315

Realized gains (losses) on sales of investments	(119)	(79)	1	73

Net realized gains (losses) on investments	(119)	(65)	1	388

Net change in unrealized appreciation or depreciation of investments	1,092	622	—	1,001

Net gains (losses) on investments	973	557	1	1,389

Net increase (decrease) in net assets resulting from operations	1,060	560	13	1,330

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Operations	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Investment income (loss)
Investment income distributions from underlying mutual fund	26	65	25	—
Mortality and expense charges
Investrac Gold Variable Universal Life	(12)	(7)	(3)	(1)
Investrac Advantage Variable Universal Life	(20)	(8)	(5)	(3)
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(2)	(4)	(2)	(5)

Investment income (loss) - net	(8)	46	15	(9)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	69	—

Realized gains (losses) on sales of investments	(471)	(959)	(106)	—

Net realized gains (losses) on investments	(471)	(959)	(37)	—

Net change in unrealized appreciation or depreciation of investments	1,129	1,312	183	—

Net gains (losses) on investments	658	353	146	—

Net increase (decrease) in net assets resulting from operations	650	399	161	(9)

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATEACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Net Changes	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
Operations
Investment income (loss) – net	(11)	—	4
Net realized gains (losses) on investments	2	29	(5)
Net change in unrealized appreciation or depreciation of investments	364	144	70

Net increase (decrease) in net assets resulting from operations	355	173	69

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	119	137	103

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(134)	(149)	(86)

Increase (decrease) in net assets from policy transactions	(15)	(12)	17

Increase (decrease) in net assets	340	161	86

Net assets at the beginning of year	1,466	1,383	585

Net assets at the end of year	1,806	1,544	671

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Net Changes	Alger Balanced	Alger Mid Cap Growth	Alger Capital Appreciation
Operations
Investment income (loss) – net	20	(14)	(7)
Net realized gains (losses) on investments	(16)	(162)	50
Net change in unrealized appreciation or depreciation of investments	109	534	256

Net increase (decrease) in net assets resulting from operations	113	358	299

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	237	193	268

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(103)	(189)	(212)

Increase (decrease) in net assets from policy transactions	134	4	56

Increase (decrease) in net assets	247	362	355

Net assets at the beginning of year	1,035	1,937	2,210

Net assets at the end of year	1,282	2,299	2,565

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series - Fund II
Net Changes	Federated Capital Income	Federated Fund for U.S. Government Securities	Federated High Income Bond – Primary Shares	Federated Mid Cap Growth Strategies
Operations
Investment income (loss) – net	3	8	38	—
Net realized gains (losses) on investments	2	3	(6)	(68)
Net change in unrealized appreciation or depreciation of investments	22	(2)	45	77

Net increase (decrease) in net assets resulting from operations	27	9	77	9

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	246	23	196	7

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(48)	(103)	(35)	(272)

Increase (decrease) in net assets from policy transactions	198	(80)	161	(265)

Increase (decrease) in net assets	225	(71)	238	(256)

Net assets at the beginning of year	72	197	489	256

Net assets at the end of year	297	126	727	—

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series - Fund II
Net Changes	Federated Equity Income	Federated Quality Bond – Primary Shares	Federated Kaufmann –Primary Shares
Operations
Investment income (loss) – net	6	5	(2)
Net realized gains (losses) on investments	(20)	7	(6)
Net change in unrealized appreciation or depreciation of investments	18	(2)	62

Net increase (decrease) in net assets resulting from operations	4	10	54

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	2	221	318

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(168)	(41)	(23)

Increase (decrease) in net assets from policy transactions	(166)	180	295

Increase (decrease) in net assets	(162)	190	349

Net assets at the beginning of year	162	133	79

Net assets at the end of year	—	323	428

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Growth & Income	Fidelity Equity-Income	Fidelity Growth	Fidelity High Income
Operations
Investment income (loss) – net	(3)	36	(88)	58
Net realized gains (losses) on investments	(17)	(171)	(214)	(31)
Net change in unrealized appreciation or depreciation of investments	120	702	2,617	79

Net increase (decrease) in net assets resulting from operations	100	567	2,315	106

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	24	184	309	17
Investrac Advantage Variable Universal Life	61	328	370	137
Survivor Variable Universal Life	—	8	1	—
WealthQuest III Variable Universal Life	—	—	—	—

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(17)	(342)	(517)	(117)
Investrac Advantage Variable Universal Life	(89)	(192)	(505)	(97)
Survivor Variable Universal Life	(2)	(3)	(1)	(6)
WealthQuest III Variable Universal Life	—	—	—	—

Increase (decrease) in net assets from policy transactions	(23)	(17)	(343)	(66)

Increase (decrease) in net assets	77	550	1,972	40

Net assets at the beginning of year	767	4,200	10,441	839

Net assets at the end of year	844	4,750	12,413	879

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Operations
Investment income (loss) – net	(96)	6	29	9
Net realized gains (losses) on investments	9	(30)	24	(32)
Net change in unrealized appreciation or depreciation of investments	—	271	15	190

Net increase (decrease) in net assets resulting from operations	(87)	247	68	167

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	7,468	62	186	21
Investrac Advantage Variable Universal Life	8,840	58	260	37
Survivor Variable Universal Life	90	3	—	—
WealthQuest III Variable Universal Life	—	—	—	—

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(1,182)	(92)	(78)	(149)
Investrac Advantage Variable Universal Life	(1,425)	(171)	(70)	(62)
Survivor Variable Universal Life	(9)	(1)	(1)	—
WealthQuest III Variable Universal Life	—	—	—	—

Increase (decrease) in net assets from policy transactions	13,782	(141)	297	(153)

Increase (decrease) in net assets	13,695	106	365	14

Net assets at the beginning of year	996	2,232	805	1,414

Net assets at the end of year	14,691	2,338	1,170	1,428

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Manager: Growth
Operations
Investment income (loss) – net	129	12	1
Net realized gains (losses) on investments	160	(13)	18
Net change in unrealized appreciation or depreciation of investments	1,743	1,614	120

Net increase (decrease) in net assets resulting from operations	2,032	1,613	139

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	199	204	32
Investrac Advantage Variable Universal Life	298	303	34
Survivor Variable Universal Life	22	7	1
WealthQuest III Variable Universal Life	—	—	—

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(912)	(452)	(70)
Investrac Advantage Variable Universal Life	(747)	(849)	(41)
Survivor Variable Universal Life	(24)	(16)	(6)
WealthQuest III Variable Universal Life	—	—	—

Increase (decrease) in net assets from policy transactions	(1,164)	(803)	(50)

Increase (decrease) in net assets	868	810	89

Net assets at the beginning of year	15,677	10,858	969

Net assets at the end of year	16,545	11,668	1,058

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid-Cap
Operations
Investment income (loss) – net	6	(22)	(115)
Net realized gains (losses) on investments	11	(39)	586
Net change in unrealized appreciation or depreciation of investments	118	486	2,979

Net increase (decrease) in net assets resulting from operations	135	425	3,450

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	133	33	246
Investrac Advantage Variable Universal Life	126	165	661
Survivor Variable Universal Life	4	3	13
WealthQuest III Variable Universal Life	—	—	—

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(19)	(33)	(580)
Investrac Advantage Variable Universal Life	(54)	(168)	(1,469)
Survivor Variable Universal Life	(2)	(6)	(15)
WealthQuest III Variable Universal Life	—	—	—

Increase (decrease) in net assets from policy transactions	188	(6)	(1,144)

Increase (decrease) in net assets	323	419	2,306

Net assets at the beginning of year	700	1,960	13,421

Net assets at the end of year	1,023	2,379	15,727

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Net Changes	Fidelity Growth Strategies	Fidelity Equity-Income	Fidelity Contrafund	Fidelity Index 500
Operations
Investment income (loss) – net	(8)	5	28	59
Net realized gains (losses) on investments	(11)	(35)	(67)	103
Net change in unrealized appreciation or depreciation of investments	258	106	1,251	565

Net increase (decrease) in net assets resulting from operations	239	76	1,212	727

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	105	204	812	486

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(159)	(58)	(413)	(225)

Increase (decrease) in net assets from policy transactions	(54)	146	399	261

Increase (decrease) in net assets	185	222	1,611	988

Net assets at the beginning of year	1,039	405	7,204	5,054

Net assets at the end of year	1,224	627	8,815	6,042

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Net Changes	Fidelity Investment Grade Bond	Fidelity Growth & Income	Fidelity Growth Opportunities
Operations
Investment income (loss) – net	10	(1)	(6)
Net realized gains (losses) on investments	7	(8)	1
Net change in unrealized appreciation or depreciation of investments	(1)	42	177

Net increase (decrease) in net assets resulting from operations	16	33	172

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	191	51	116

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(75)	(24)	(75)

Increase (decrease) in net assets from policy transactions	116	27	41

Increase (decrease) in net assets	132	60	213

Net assets at the beginning of year	261	221	724

Net assets at the end of year	393	281	937

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Net Changes	Fidelity Mid Cap	Fidelity Money Market	Fidelity Value
Operations
Investment income (loss) – net	(84)	(24)	—
Net realized gains (losses) on investments	131	3	(11)
Net change in unrealized appreciation or depreciation of investments	3,604	—	26

Net increase (decrease) in net assets resulting from operations	3,651	(21)	15

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	1,210	6,081	32

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(687)	(1,019)	(36)

Increase (decrease) in net assets from policy transactions	523	5,062	(4)

Increase (decrease) in net assets	4,174	5,041	11

Net assets at the beginning of year	12,830	—	87

Net assets at the end of year	17,004	5,041	98

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Net Changes	Fidelity Value Strategies	Fidelity Value Leaders
Operations
Investment income (loss) – net	(1)	1
Net realized gains (losses) on investments	(40)	(9)
Net change in unrealized appreciation or depreciation of investments	156	20

Net increase (decrease) in net assets resulting from operations	115	12

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—
Investrac Advantage Variable Universal Life	—	—
Survivor Variable Universal Life	—	—
WealthQuest III Variable Universal Life	122	29

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—
Investrac Advantage Variable Universal Life	—	—
Survivor Variable Universal Life	—	—
WealthQuest III Variable Universal Life	(66)	(17)

Increase (decrease) in net assets from policy transactions	56	12

Increase (decrease) in net assets	171	24

Net assets at the beginning of year	421	124

Net assets at the end of year	592	148

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) V.I. – Series I
Net Changes	Invesco Dynamics	Invesco Global Health Care	Invesco Technology
Operations
Investment income (loss) – net	(1)	(4)	(4)
Net realized gains (losses) on investments	2	(4)	12
Net change in unrealized appreciation or depreciation of investments	32	32	120

Net increase (decrease) in net assets resulting from operations	33	24	128

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	17	75	96

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(11)	(21)	(64)

Increase (decrease) in net assets from policy transactions	6	54	32

Increase (decrease) in net assets	39	78	160

Net assets at the beginning of year	142	481	580

Net assets at the end of year	181	559	740

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) V.I. – Series I
Net Changes	Invesco Global Real Estate	Invesco Utilities	Invesco Financial Services	Invesco Small Cap Equity
Operations
Investment income (loss) – net	79	58	(1)	(2)
Net realized gains (losses) on investments	(136)	(132)	(26)	(3)
Net change in unrealized appreciation or depreciation of investments	342	182	32	80

Net increase (decrease) in net assets resulting from operations	285	108	5	75

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	214	179	32	75

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(118)	(278)	(22)	(21)

Increase (decrease) in net assets from policy transactions	96	(99)	10	54

Increase (decrease) in net assets	381	9	15	129

Net assets at the beginning of year	1,640	1,952	63	237

Net assets at the end of year	2,021	1,961	78	366

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Net Changes	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Operations
Investment income (loss) – net	(3)	1	—	1
Net realized gains (losses) on investments	14	2	—	1
Net change in unrealized appreciation or depreciation of investments	76	18	7	17

Net increase (decrease) in net assets resulting from operations	87	21	7	19

Policy transactions
Policy purchase payments:	—	—	—	—
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	43	14	9	18

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(49)	(29)	(1)	(6)

Increase (decrease) in net assets from policy transactions	(6)	(15)	8	12

Increase (decrease) in net assets	81	6	15	31

Net assets at the beginning of year	581	146	44	177

Net assets at the end of year	662	152	59	208

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Net Changes	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Limited-Term Bond	T. Rowe Price Mid-Cap Growth
Operations
Investment income (loss) – net	87	3	12	(59)
Net realized gains (losses) on investments	(119)	(65)	1	388
Net change in unrealized appreciation or depreciation of investments	1,092	622	—	1,001

Net increase (decrease) in net assets resulting from operations	1,060	560	13	1,330

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	68	35	—	55
Investrac Advantage Variable Universal Life	224	212	—	328
Survivor Variable Universal Life	4	9	—	26
WealthQuest III Variable Universal Life	570	337	73	125

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(92)	(42)	—	(46)
Investrac Advantage Variable Universal Life	(183)	(98)	—	(301)
Survivor Variable Universal Life	(1)	(7)	—	(25)
WealthQuest III Variable Universal Life	(309)	(132)	(38)	(115)

Increase (decrease) in net assets from policy transactions	281	314	35	47

Increase (decrease) in net assets	1,341	874	48	1,377

Net assets at the beginning of year	7,415	3,866	543	4,900

Net assets at the end of year	8,756	4,740	591	6,277

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2010
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Operations
Investment income (loss) – net	(8)	46	15	(9)
Net realized gains (losses) on investments	(471)	(959)	(37)	—
Net change in unrealized appreciation or depreciation of investments	1,129	1,312	183	—

Net increase (decrease) in net assets resulting from operations	650	399	161	(9)

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	22	10	8	43
Investrac Advantage Variable Universal Life	73	37	23	11
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	34	45	31	210

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(4,190)	(2,408)	(1,021)	(303)
Investrac Advantage Variable Universal Life	(5,310)	(2,033)	(1,214)	(791)
Survivor Variable Universal Life	(20)	(16)	(47)	(10)
WealthQuest III Variable Universal Life	(923)	(1,704)	(1,024)	(2,533)

Increase (decrease) in net assets from policy transactions	(10,314)	(6,069)	(3,244)	(3,373)

Increase (decrease) in net assets	(9,664)	(5,670)	(3,083)	3,382

Net assets at the beginning of year	9,664	5,670	3,083	3,382

Net assets at the end of year	—	—	—	—

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATEACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Net Changes	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
Operations
Investment income (loss) – net	(8)	(1)	8
Net realized gains (losses) on investments	(3)	(9)	(7)
Net change in unrealized appreciation or depreciation of investments	462	444	135

Net increase (decrease) in net assets resulting from operations	451	434	136

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	267	247	114

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(196)	(190)	(82)

Increase (decrease) in net assets from policy transactions	71	57	32

Increase (decrease) in net assets	522	491	168

Net assets at the beginning of year	944	892	417

Net assets at the end of year	1,466	1,383	585

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Net Changes	Alger Balanced	Alger Mid Cap Growth	Alger Capital Appreciation
Operations
Investment income (loss) – net	22	(10)	(12)
Net realized gains (losses) on investments	(26)	(88)	36
Net change in unrealized appreciation or depreciation of investments	227	730	694

Net increase (decrease) in net assets resulting from operations	223	632	718

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	197	388	431

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(151)	(198)	(313)

Increase (decrease) in net assets from policy transactions	46	190	118

Increase (decrease) in net assets	269	822	836

Net assets at the beginning of year	766	1,115	1,374

Net assets at the end of year	1,035	1,937	2,210

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series - Fund II
Net Changes	Federated Capital Income	Federated Fund for U.S. Government Securities	Federated High Income Bond – Primary Shares	Federated Mid Cap Growth Strategies
Operations
Investment income (loss) – net	3	12	33	(1)
Net realized gains (losses) on investments	(3)	3	(25)	(8)
Net change in unrealized appreciation or depreciation of investments	15	(3)	134	66

Net increase (decrease) in net assets resulting from operations	15	12	142	57

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	19	53	78	54

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(5)	(136)	73	(29)

Increase (decrease) in net assets from policy transactions	14	(83)	151	25

Increase (decrease) in net assets	29	(71)	293	82

Net assets at the beginning of year	43	268	196	174

Net assets at the end of year	72	197	489	256

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series - Funds II
Net Changes	Federated Equity Income	Federated Quality Bond-Primary Shares	Federated Kaufmann –Primary Shares
Operations
Investment income (loss) – net	6	4	—
Net realized gains (losses) on investments	(6)	4	(10)
Net change in unrealized appreciation or depreciation of investments	19	14	28

Net increase (decrease) in net assets resulting from operations	19	22	18

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	27	21	28

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(29)	56	(23)

Increase (decrease) in net assets from policy transactions	(2)	77	5

Increase (decrease) in net assets	17	99	23

Net assets at the beginning of year	145	34	56

Net assets at the end of year	162	133	79

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Growth & Income	Fidelity Equity-Income	Fidelity Growth	Fidelity High Income
Operations
Investment income (loss) – net	(2)	47	(58)	53
Net realized gains (losses) on investments	(48)	(181)	(386)	(43)
Net change in unrealized appreciation or depreciation of investments	210	1,078	2,681	231

Net increase (decrease) in net assets resulting from operations	160	944	2,237	241

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	10	271	580	37
Investrac Advantage Variable Universal Life	86	187	790	28
Survivor Variable Universal Life	1	5	1	1
WealthQuest III Variable Universal Life	—	—	—	—

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(37)	(363)	(680)	(41)
Investrac Advantage Variable Universal Life	(100)	(234)	(956)	39
Survivor Variable Universal Life	—	(3)	(1)	4
WealthQuest III Variable Universal Life	—	—	—	—

Increase (decrease) in net assets from policy transactions	(40)	(137)	(266)	68

Increase (decrease) in net assets	120	807	1,971	309

Net assets at the beginning of year	647	3,393	8,470	530

Net assets at the end of year	767	4,200	10,441	839

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Operations
Investment income (loss) – net	(5)	20	60	16
Net realized gains (losses) on investments	—	(40)	(1)	(44)
Net change in unrealized appreciation or depreciation of investments	—	490	55	345

Net increase (decrease) in net assets resulting from operations	(5)	470	114	317

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	8	102	25	83
Investrac Advantage Variable Universal Life	68	132	41	35
Survivor Variable Universal Life	5	11	—	—
WealthQuest III Variable Universal Life	—	—	—	—

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(16)	(236)	(21)	(147)
Investrac Advantage Variable Universal Life	(241)	(217)	70	(52)
Survivor Variable Universal Life	(10)	(6)	(159)	—
WealthQuest III Variable Universal Life	—	—	—	—

Increase (decrease) in net assets from policy transactions	(186)	(214)	(44)	(81)

Increase (decrease) in net assets	(191)	256	70	236

Net assets at the beginning of year	1,187	1,976	735	1,178

Net assets at the end of year	996	2,232	805	1,414

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Manager: Growth
Operations
Investment income (loss) – net	202	26	3
Net realized gains (losses) on investments	(32)	(374)	(15)
Net change in unrealized appreciation or depreciation of investments	3,048	3,175	245

Net increase (decrease) in net assets resulting from operations	3,218	2,827	233

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	793	372	71
Investrac Advantage Variable Universal Life	1,049	690	61
Survivor Variable Universal Life	37	21	1
WealthQuest III Variable Universal Life	—	—	—

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(959)	(654)	(96)
Investrac Advantage Variable Universal Life	(1,508)	(846)	(69)
Survivor Variable Universal Life	(26)	(108)	—
WealthQuest III Variable Universal Life	—	—	—

Increase (decrease) in net assets from policy transactions	(614)	(525)	(32)

Increase (decrease) in net assets	2,604	2,302	201

Net assets at the beginning of year	13,073	8,556	768

Net assets at the end of year	15,677	10,858	969

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Operations
Investment income (loss) – net	5	(12)	(56)
Net realized gains (losses) on investments	(11)	(93)	218
Net change in unrealized appreciation or depreciation of investments	191	704	3,661

Net increase (decrease) in net assets resulting from operations	185	599	3,823

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	4	20	196
Investrac Advantage Variable Universal Life	55	206	905
Survivor Variable Universal Life	5	3	21
WealthQuest III Variable Universal Life	—	—	—

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(4)	(54)	(425)
Investrac Advantage Variable Universal Life	(47)	(175)	(1,371)
Survivor Variable Universal Life	(3)	(1)	(38)
WealthQuest III Variable Universal Life	—	—	—

Increase (decrease) in net assets from policy transactions	10	(1)	(712)

Increase (decrease) in net assets	195	598	3,111

Net assets at the beginning of year	505	1,362	10,310

Net assets at the end of year	700	1,960	13,421

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Net Changes	Fidelity Growth Strategies	Fidelity Equity-Income	Fidelity Contrafund	Fidelity Index 500
Operations
Investment income (loss) – net	(6)	5	32	73
Net realized gains (losses) on investments	(21)	(4)	(61)	81
Net change in unrealized appreciation or depreciation of investments	306	85	1,848	870

Net increase (decrease) in net assets resulting from operations	279	86	1,819	1,024

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	247	112	1,676	1,097

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(149)	(4)	(1,045)	(739)

Increase (decrease) in net assets from policy transactions	98	108	631	358

Increase (decrease) in net assets	377	194	2,450	1,382

Net assets at the beginning of year	662	211	4,754	3,672

Net assets at the end of year	1,039	405	7,204	5,054

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Net Changes	Fidelity Investment Grade Bond	Fidelity Growth & Income	Fidelity Growth Opportunities
Operations
Investment income (loss) – net	15	—	(3)
Net realized gains (losses) on investments	1	(7)	(15)
Net change in unrealized appreciation or depreciation of investments	10	51	234

Net increase (decrease) in net assets resulting from operations	26	44	216

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	75	66	166

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	15	(36)	(102)

Increase (decrease) in net assets from policy transactions	90	30	64

Increase (decrease) in net assets	116	74	280

Net assets at the beginning of year	145	147	444

Net assets at the end of year	261	221	724

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class 2
Net Changes	Fidelity Mid Cap	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
Operations
Investment income (loss) – net	(23)	—	(1)	1
Net realized gains (losses) on investments	45	(17)	(40)	(9)
Net change in unrealized appreciation or depreciation of investments	3,512	41	178	33

Net increase (decrease) in net assets resulting from operations	3,534	24	137	25

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	2,965	31	109	29

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(2,133)	(23)	(38)	(11)

Increase (decrease) in net assets from policy transactions	832	8	71	18

Increase (decrease) in net assets	4,366	32	208	43

Net assets at the beginning of year	8,464	55	213	81

Net assets at the end of year	12,830	87	421	124

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) V.I. – Series I
Net Changes	Invesco Dynamics	Invesco Global Health Care	Invesco Technology
Operations
Investment income (loss) – net	(1)	(1)	(2)
Net realized gains (losses) on investments	—	(29)	—
Net change in unrealized appreciation or depreciation of investments	42	131	156

Net increase (decrease) in net assets resulting from operations	41	101	154

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	20	95	76

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—
Investrac Advantage Variable Universal Life	—	—	—
Survivor Variable Universal Life	—	—	—
WealthQuest III Variable Universal Life	(10)	(100)	132

Increase (decrease) in net assets from policy transactions	10	(5)	208

Increase (decrease) in net assets	51	96	362

Net assets at the beginning of year	91	385	218

Net assets at the end of year	142	481	580

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) V.I. – Series I
Net Changes	Invesco Global Real Estate	Invesco Utilities	Invesco Financial Services	Invesco Small Cap Equity
Operations
Investment income (loss) – net	(9)	76	2	(1)
Net realized gains (losses) on investments	(189)	(94)	(26)	(11)
Net change in unrealized appreciation or depreciation of investments	594	258	38	50

Net increase (decrease) in net assets resulting from operations	396	240	14	38

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	398	427	18	62

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(318)	(495)	(13)	(30)

Increase (decrease) in net assets from policy transactions	80	(68)	5	32

Increase (decrease) in net assets	476	172	19	70

Net assets at the beginning of year	1,164	1,780	44	167

Net assets at the end of year	1,640	1,952	63	237

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Net Changes	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Operations
Investment income (loss) – net	(2)	1	—	1
Net realized gains (losses) on investments	4	(1)	—	—
Net change in unrealized appreciation or depreciation of investments	155	33	10	35

Net increase (decrease) in net assets resulting from operations	157	33	10	36

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	80	27	10	24

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	(94)	(14)	(9)	(7)

Increase (decrease) in net assets from policy transactions	(14)	13	1	17

Increase (decrease) in net assets	143	46	11	53

Net assets at the beginning of year	438	100	33	124

Net assets at the end of year	581	146	44	177

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Net Changes	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Limited-Term Bond	T. Rowe Price Mid-Cap Growth
Operations
Investment income (loss) – net	74	62	14	(44)
Net realized gains (losses) on investments	(189)	(125)	(1)	(81)
Net change in unrealized appreciation or depreciation of investments	1,592	1,255	24	1,655

Net increase (decrease) in net assets resulting from operations	1,477	1,192	37	1,530

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	31	19	—	26
Investrac Advantage Variable Universal Life	192	98	—	270
Survivor Variable Universal Life	7	6	—	34
WealthQuest III Variable Universal Life	1,197	492	97	158

Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(47)	(43)	—	(77)
Investrac Advantage Variable Universal Life	(412)	115	—	(373)
Survivor Variable Universal Life	(1)	8	—	(14)
WealthQuest III Variable Universal Life	(756)	(168)	(85)	(211)

Increase (decrease) in net assets from policy transactions	211	527	12	(187)

Increase (decrease) in net assets	1,688	1,719	49	1,343

Net assets at the beginning of year	5,727	2,147	494	3,557

Net assets at the end of year	7,415	3,866	543	4,900

See accompanying notes to Separate Account financial statements.			(continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Growth	AN Equity Income	AN Balanced	AN Money Market	AN Small-Cap/Mid-Cap
Operations
Investment income (loss) – net	(6)	99	38	(31)	—
Net realized gains (losses) on investments	(266)	(246)	(57)	—	—
Net change in unrealized appreciation or depreciation of investments	2,031	910	471	—	—

Net increase (decrease) in net assets resulting from operations	1,759	763	452	(31)	—

Policy transactions
Policy purchase payments:
Investrac Gold Variable Universal Life	575	265	93	55	1
Investrac Advantage Variable Universal Life	678	224	116	63	—
Survivor Variable Universal Life	—	—	1	3	—
WealthQuest III Variable Universal Life	187	321	220	667	—
					—
Policy terminations, withdrawal payments and charges:
Investrac Gold Variable Universal Life	(684)	(417)	(123)	(65)	(1)
Investrac Advantage Variable Universal Life	(616)	(299)	(161)	(178)	—
Survivor Variable Universal Life	—	(1)	(2)	(75)	—
WealthQuest III Variable Universal Life	(147)	(242)	(187)	(730)	—
					—
Increase (decrease) in net assets from policy transactions	(7)	(149)	(43)	(260)	—

Increase (decrease) in net assets	1,752	614	409	(291)	—

Net assets at the beginning of year	7,912	5,056	2,674	3,673	—

Net assets at the end of year	9,664	5,670	3,083	3,382	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
GENERAL ... American National Variable Universal Life Separate Account (“Separate Account”) was established on July 30, 1987 under texas law as a separate investment account of American National Insurance Company (“Sponsor”).  The Separate Account began operations on February 20, 1991.  The assets of the Separate Account are segregated from the Sponsor’s general assets and are used only to support variable life products issued by the Sponsor.  The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable life products. As of December 31, 2010, there are 52 active subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: the Alger Portfolios, Federated Insurance Series, Fidelity Variable Insurance Products, Aim Variable Insurance Funds (Invesco Variable Insurance Funds), MFS Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and American National Investment Accounts, Inc.  The American National Investment Accounts, Inc. Funds were organized and managed for a fee by Securities Management & Research, Inc. (SM&R) which was a wholly-owned subsidiary of the Sponsor.  As of december 31, 2010, SM&R was sold and is no longer affiliated with the Sponsor.

On March 12, 2010, The Federated Mid Cap Growth Strategies Fund II and Federated Equity Income Fund II were merged into The Federated Kaufmann Fund II and Federated Capital Income Fund II, respectively.  All amounts in these financial statements for the Federated Mid Cap Growth Strategies II and Federated Equity Income Fund II Funds reflect the activity through the date of the merger. All activities after the merger are presented as part of the Federated Kaufmann Fund II and Federated Capital Income Fund II.  On April 30, 2010, the American National Investments Accounts, Inc. mutual funds were no longer offered to policyholders.

Effective May 2, 2011, the Invesco V.I. Dynamics Fund and the Invesco V.I. Financial Services Fund will be acquired by the Invesco V.I. Capital Development Fund and the Invesco V.I. Dividend Growth Fund, respectively.  The Invesco V.I. Dynamics Fund and the Invesco V.I. Financial Services Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

Basis of Presentation ... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (“GAAP”).
Investments ... Investments in shares of the separate investment portfolios are stated at fair value. In accordance with the definitions provided under U.S. GAAP, the determination of fair value is based on a three-tier hierarchy as follows:

Level 1	Fair values are determined through unadjusted quoted prices from active markets for identical assets.

Level 2	Fair values are determined through quoted prices for similar assets that are observable from market data or can be corroborated through observed market data.
Level 3	Fair values are determined through valuation techniques that use inputs that are both unobservable and significant to the overall market price.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates ... The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

(2)	SECURITY PURCHASES AND SALES
For the period ended December 31, 2010, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

Fund	Purchases	Sales
Alger Small Cap Growth	$111	$137
Alger Large Cap Growth	139	151
Alger Growth & Income	107	87
Alger Balanced	259	106
Alger Mid Cap Growth	182	193
Alger Capital Appreciation	265	216
Federated Capital Income II	250	49
Federated Fund for U.S. Government Securities II	33	104
Federated High Income Bond II	234	36
Federated Mid Cap Growth Strategies II	7	273
Federated Equity Income II	9	168
Federated Quality Bond II	225	41
Federated Kaufmann II	317	24
Fidelity Growth & Income	82	109
Fidelity Equity-Income	576	558
Fidelity Growth	689	1,083
Fidelity High Income	218	225
Fidelity Money Market	16,387	2,692
Fidelity Overseas	143	274
Fidelity Investment Grade Bond	496	155
Fidelity Asset Manager	81	219
Fidelity Index 500	1,044	1,784
Fidelity Contrafund	589	1,376
Fidelity Asset Manager: Growth	76	122
Fidelity Balanced	280	79
Fidelity Growth Opportunities	187	214

Fund	Purchases	Sales
Fidelity Mid Cap	$937	$2,151
Fidelity Growth Strategies II	100	161
Fidelity Equity Income II	209	59
Fidelity Contrafund II	860	429
Fidelity Index 500 II	651	234
Fidelity Investment Grade Bond II	206	76
Fidelity Growth & Income II	50	24
Fidelity Growth Opportunities II	111	76
Fidelity Mid Cap II	1,203	716
Fidelity Value II	33	36
Fidelity Value Strategies II	122	67
Fidelity Value Leaders II	30	18
Fidelity Money Market II	6,072	1,031
Invesco Dynamics	16	11
Invesco Global Health Care	71	21
Invesco Technology	95	65
Invesco Global Real Estate	296	121
Invesco Utilities	242	283
Invesco Financial Services	32	22
Invesco Small Cap Equity	73	21
MFS Growth	41	51
MFS Core Equity	15	29
MFS Research	9	1
MFS Investors Trust	19	7
T. Rowe Price Equity Income	970	603
T. Rowe Price International Stock	620	290
T. Rowe Price Limited–Term Bond	85	39
T. Rowe Price Mid-Cap Growth	810	507
AN Growth	136	10,456
AN Equity Income	148	6,172
AN Balanced	150	3,311
AN Money Market	259	3,641
TOTALS	$37,657	$41,204

(3)	POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges... The mortality risk and expense risk charges are applied daily against the net assets representing equity of policyholders held in each subaccount. The annual effective rates for these charges have a maximum rate of:

Investrac Gold Variable Universal Life 0.90%
Investrac Advantage Variable Universal Life 1.25%
Survivorship Advantage Variable Universal Life 0.90%
Wealthquest III Variable Universal Life 0.70%

Monthly Administrative Charges… A monthly charge to the accumulated value will be deducted equal to a monthly cost of insurance, including additional charges for riders if applicable. Also, a monthly maintenance fee varying by product is assessed as follows:

Investrac Gold Variable Universal Life $2.50
Investrac Advantage Variable Universal Life $7.50
Survivorship Advantage Variable Universal Life $5.00
Wealthquest III Variable Universal Life $7.50

Surrender Charge... A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. In addition, partial surrenders will be assessed a $25 fee. No surrender charge will be imposed on death benefits.

Transfer Charge... After the first twelve transfers in any one policy year for transfers made among the subaccounts (after four for the Investrac Gold Variable Universal Life product), a $10 transfer charge is imposed.

Premium Charge... Premium loads vary by product as follows:

Investrac Gold Variable Universal Life - a 4% sales charge and a $2.00 transaction charge plus applicable premium tax up to 4%.
       Investrac Advantage Variable Universal Life - no sales charges or loads.
Survivorship Advantage Variable Universal Life - up to a 3% sales charge.
Wealthquest III Variable Universal Life - up to a 6% sales charge.

(4)	FINANCIAL HIGHLIGHTS

The Sponsor sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder’s account balance (see Note 3). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Separate Account have the lowest and highest total return (all ratios are percentages):

		At December 31,		For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Alger Small Cap Growth:
2010	966	1.87	1,806	—	0.70	24.42
2009	975	1.50	1,466	—	0.70	44.49
2008	907	1.04	944	1.48	0.70	-46.98
2007	842	1.96	1,652	—	0.70	16.42
2006	619	1.68	1,043	—	0.70	19.18
Alger Large Cap Growth:
2010	1,302	1.19	1,544	0.70	0.70	12.60
2009	1,313	1.05	1,383	0.63	0.70	46.54
2008	1,242	0.72	892	0.23	0.70	-46.53
2007	1,100	1.34	1,478	0.34	0.70	19.10
2006	1,010	1.13	1,140	0.12	0.70	4.42
Alger Growth & Income:
2010	646	1.04	671	1.36	0.70	11.49
2009	629	0.93	585	2.32	0.70	31.25
2008	588	0.71	417	2.09	0.70	-39.89
2007	548	1.18	647	0.78	0.70	9.36
2006	490	1.08	529	1.23	0.70	8.55
Alger Balanced:
2010	985	1.30	1,282	2.38	0.70	9.57
2009	871	1.19	1,035	3.08	0.70	28.35
2008	827	0.93	766	15.22	0.70	-32.24
2007	786	1.37	1,074	7.79	0.70	11.58
2006	738	1.22	904	6.14	0.70	4.00
Alger Mid Cap Growth:
2010	1,654	1.39	2,299	—	0.70	18.55
2009	1,652	1.17	1,937	—	0.70	50.65
2008	1,433	0.78	1,115	34.30	0.70	-58.65
2007	1,164	1.88	2,190	12.49	0.70	30.64
2006	1,001	1.44	1,442	13.28	0.70	9.38
Alger Capital Appreciation:
2010	1,586	1.62	2,565	0.37	0.70	13.23
2009	1,548	1.43	2,210	—	0.70	50.05
2008	1,444	0.95	1,374	—	0.70	-45.52
2007	1,204	1.75	2,102	—	0.70	32.60
2006	746	1.32	982	—	0.70	18.44
Federated Capital Income II:
2010	228	1.31	297	2.62	0.70	11.30
2009	61	1.18	72	5.21	0.70	27.38
2008	47	0.92	43	5.85	0.70	-20.94
2007	44	1.17	51	5.13	0.70	3.31
2006	45	1.13	50	5.12	0.70	14.84

		At December 31,		For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Federated Fund for U.S. Government Securities II:
2010	102	1.24	126	5.41	0.70	4.43
2009	166	1.19	197	5.82	0.70	4.48
2008	236	1.14	268	1.66	0.70	3.55
2007	34	1.10	38	2.17	0.70	5.54
2006	11	1.04	12	0.17	0.70	3.42
Federated High Income Bond II:
2010	380	1.91	727	6.97	0.70	13.93
2009	291	1.68	489	10.26	0.70	51.78
2008	177	1.11	196	10.79	0.70	-26.51
2007	172	1.51	259	6.47	0.70	2.70
2006	127	1.47	186	7.83	0.70	10.04
Federated Mid Cap Growth Strategies II:
2010	—	—	—	—	0.70	3.64
2009	214	1.20	256	—	0.70	29.70
2008	188	0.92	174	27.93	0.70	-43.89
2007	171	1.64	281	—	0.70	17.19
2006	145	1.40	203	—	0.70	7.48
Federated Equity Income II:
2010	—	—	—	3.52	0.70	1.81
2009	143	1.13	162	4.28	0.70	14.45
2008	147	0.99	145	3.77	0.70	-30.94
2007	140	1.43	200	2.72	0.70	1.34
2006	128	1.42	181	2.03	0.70	22.28
Federated Quality Bond II:
2010	249	1.30	323	2.79	0.70	7.75
2009	111	1.20	133	5.75	0.70	19.60
2008	33	1.01	34	12.35	0.70	-7.94
2007	9	1.09	10	4.31	0.70	4.65
2006	8	1.04	8	1.57	0.70	3.43
Federated Kaufmann II:
2010	298	1.44	428	0.03	0.70	17.17
2009	64	1.23	79	—	0.70	28.59
2008	59	0.95	56	13.54	0.70	-42.20
2007	47	1.65	77	4.56	0.70	20.19
2006	36	1.37	49	0.04	0.70	14.08
Fidelity Growth & Income:
2010	702	1.04 to 1.22	844	0.69	0.90 to 1.25	13.44 to 13.84
2009	721	0.92 to 15.37	767	1.06	0.90 to 1.25	25.62 to 26.07
2008	768	0.73 to 12.19	647	12.62	0.90 to 1.25	-42.43 to -42.23
2007	778	1.26 to 21.10	1,137	5.75	0.90 to 1.25	10.72 to 11.12
2006	757	1.13 to 1.34	1,007	3.41	0.90 to 1.25	11.81 to 12.17
Fidelity Equity-Income:
2010	2,248	1.49 to 32.16	4,750	1.80	0.90 to 1.25	13.72 to 14.12
2009	2,216	1.31 to 28.18	4,200	2.20	0.90 to 1.25	28.59 to 29.04
2008	2,311	1.02 to 21.84	3,393	2.61	0.90 to 1.25	-43.37 to -43.17
2007	2,580	1.80 to 38.43	6,661	10.37	0.90 to 1.25	0.26 to 0.63
2006	2,573	1.79 to 38.19	6,551	15.11	0.90 to 1.25	18.71 to 19.12
Fidelity Growth:
2010	7,407	1.33 to 42.26	12,413	0.59	0.90 to 1.25	22.63 to 23.06
2009	7,624	1.08 to 34.36	10,441	0.52	0.90 to 1.25	26.69 to 27.14
2008	7,855	0.85 to 27.01	8,470	0.85	0.90 to 1.25	-47.83 to -47.64
2007	8,306	1.64 to 51.59	17,187	0.91	0.90 to 1.25	25.39 to 25.82
2006	8,742	1.31 to 41.00	14,413	0.38	0.90 to 1.25	5.52 to 5.90

		At December 31,		For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Fidelity High Income:
2010	576	1.33 to 14.59	879	7.90	0.90 to 1.25	12.41 to 12.80
2009	596	1.18 to 12.94	839	8.74	0.90 to 1.25	42.17 to 42.67
2008	527	0.83 to 9.06	530	9.36	0.90 to 1.25	-25.92 to -25.66
2007	548	1.12 to 12.19	748	8.28	0.90 to 1.25	1.50 to 1.86
2006	561	1.10 to 1.60	762	7.79	0.90 to 1.25	9.86 to 10.33
Fidelity Money Market:
2010	10,654	1.19 to 1.60	14,691	0.38	0.90 to 1.25	-1.00 to -0.65
2009	750	1.20 to 1.60	996	0.81	0.90 to 1.25	-0.53 to -0.18
2008	896	1.20 to 1.60	1,187	2.92	0.90 to 1.25	1.74 to 2.10
2007	490	1.18 to 1.58	659	5.03	0.90 to 1.25	3.90 to 4.26
2006	593	1.13 to 1.51	739	5.21	0.90 to 1.25	3.55 to 3.91
Fidelity Overseas:
2010	1,339	1.50 to 27.28	2,338	1.50	0.90 to 1.25	-17.10 to 51.06
2009	1,440	1.35 to 24.34	2,232	2.32	0.90 to 1.25	24.96 to 25.40
2008	1,595	1.08 to 19.41	1,976	15.68	0.90 to 1.25	-44.51 to -44.31
2007	1,638	1.94 to 34.85	3,627	9.47	0.90 to 1.25	15.85 to 16.28
2006	1,448	1.68 to 29.98	2,820	1.39	0.90 to 1.25	16.64 to 17.03
Fidelity Investment Grade Bond:
2010	592	1.72 to 21.62	1,170	5.47	0.90 to 1.25	6.47 to 6.84
2009	427	1.61 to 20.23	805	9.32	0.90 to 1.25	14.29 to 14.69
2008	358	1.41 to 17.65	735	3.70	0.90 to 1.25	-4.45 to -4.12
2007	281	1.48 to 18.41	560	3.98	0.90 to 1.25	3.04 to 3.41
2006	288	1.43 to 17.80	485	4.36	0.90 to 1.25	3.06 to 3.42
Fidelity Asset Manager:
2010	734	1.50 to 2.33	1,428	2.11	0.90 to 1.25	12.85 to 13.24
2009	815	1.33 to 2.06	1,414	2.51	0.90 to 1.25	27.51 to 27.96
2008	865	1.04 to 1.61	1,178	13.37	0.90 to 1.25	-29.61 to -29.36
2007	889	1.48 to 2.28	1,745	8.80	0.90 to 1.25	14.06 to 14.46
2006	918	1.29 to 1.99	1,568	2.64	0.90 to 1.25	5.99 to 6.36
Fidelity Index 500:
2010	9,368	1.34 to 173.08	16,545	3.69	0.90 to 1.25	13.59 to 13.99
2009	9,997	1.18 to 151.82	15,677	4.51	0.90 to 1.25	25.03 to 25.47
2008	10,514	0.94 to 121.01	13,073	3.35	0.90 to 1.25	-37.78 to -37.56
2007	11,175	1.51 to 193.82	22,322	3.66	0.90 to 1.25	4.12 to 4.49
2006	11,543	1.45 to 185.49	22,277	1.64	0.90 to 1.25	14.31 to 14.70
Fidelity Contrafund:
2010	4,519	2.17 to 40.84	11,668	1.22	0.90 to 1.25	15.76 to 16.17
2009	4,880	1.88 to 35.16	10,858	1.38	0.90 to 1.25	34.02 to 34.49
2008	5,087	1.40 to 26.14	8,556	4.03	0.90 to 1.25	-43.23 to -43.03
2007	5,296	2.47 to 45.89	15,678	26.39	0.90 to 1.25	16.12 to 16.53
2006	5,473	2.12 to 39.38	13,866	9.66	0.90 to 1.25	10.34 to 10.72
Fidelity Asset Manager: Growth:
2010	656	1.41 to 19.54	1,058	1.47	0.90 to 1.25	14.90 to 15.30
2009	681	1.22 to 16.94	969	1.73	0.90 to 1.25	31.26 to 31.72
2008	706	0.94 to 12.87	768	2.00	0.90 to 1.25	-36.61 to -36.39
2007	808	1.48 to 20.23	1,377	4.21	0.90 to 1.25	17.48 to 17.90
2006	870	1.26 to 17.16	1,270	2.13	0.90 to 1.25	5.67 to 6.03
Fidelity Balanced:
2010	696	1.35 to 21.53	1,023	2.42	0.90 to 1.25	16.61 to 17.01
2009	548	1.17 to 18.40	700	2.20	0.90 to 1.25	36.88 to 37.36
2008	541	0.84 to 13.39	505	5.71	0.90 to 1.25	-34.78 to -34.55
2007	597	1.28 to 20.46	841	6.99	0.90 to 1.25	7.68 to 8.06
2006	553	1.18 to 18.94	718	5.10	0.90 to 1.25	10.33 to 10.71

		At December 31,		For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Fidelity Growth Opportunities:
2010	2,365	0.79 to 18.58	2,379	0.21	0.90 to 1.25	22.20 to 22.63
2009	2,379	0.64 to 15.15	1,960	0.48	0.90 to 1.25	44.04 to 44.55
2008	2,396	0.45 to 10.48	1,362	0.46	0.90 to 1.25	-55.58 to -55.42
2007	2,270	1.01 to 23.51	2,887	—	0.90 to 1.25	21.64 to 22.07
2006	2,080	0.82 to 19.26	2,174	0.68	0.90 to 1.25	4.15 to 4.52
Fidelity Mid Cap:
2010	3,852	3.94 to 46.82	15,727	0.67	0.90 to 1.25	27.24 to 27.68
2009	4,189	3.09 to 36.67	13,421	1.18	0.90 to 1.25	38.35 to 38.83
2008	4,454	2.24 to 26.41	10,310	18.18	0.90 to 1.25	-40.20 to -39.99
2007	4,723	3.74 to 44.02	18,212	10.09	0.90 to 1.25	14.18 to 14.59
2006	5,160	3.27 to 38.41	17,439	12.12	0.90 to 1.25	11.30 to 11.70
Fidelity Growth Strategies II:
2010	995	1.23	1,224	—	0.70	23.81
2009	1,045	0.99	1,039	—	0.70	38.36
2008	921	0.72	662	0.20	0.70	-49.26
2007	867	1.42	1,228	10.18	0.70	16.50
2006	764	1.22	929	5.05	0.70	7.54
Fidelity Equity Income II:
2010	571	1.10	627	1.79	0.70	14.12
2009	420	0.96	405	2.32	0.70	28.98
2008	283	0.75	211	3.07	0.70	-43.21
2007	197	1.32	259	13.18	0.70	0.56
2006	98	1.31	128	15.59	0.70	19.10
Fidelity Contrafund II:
2010	5,049	1.75	8,815	1.06	0.70	16.11
2009	4,791	1.50	7,204	1.23	0.70	34.52
2008	4,253	1.12	4,754	3.80	0.70	-43.09
2007	3,520	1.96	6,915	28.59	0.70	16.48
2006	2,965	1.69	5,001	10.50	0.70	10.66
Fidelity Index 500 II:
2010	5,011	1.21	6,042	3.48	0.70	13.93
2009	4,775	1.06	5,054	4.29	0.70	25.42
2008	4,351	0.84	3,672	3.26	0.70	-37.60
2007	4,054	1.35	5,482	3.29	0.70	4.44
2006	3,572	1.29	4,625	1.36	0.70	14.64
Fidelity Investment Grade Bond II:
2010	311	1.27	393	5.05	0.70	6.80
2009	221	1.18	261	8.38	0.70	14.66
2008	140	1.03	145	2.76	0.70	-4.14
2007	66	1.08	71	3.38	0.70	3.35
2006	47	1.04	49	2.43	0.70	3.41
Fidelity Growth & Income II:
2010	245	1.15	281	0.48	0.70	13.75
2009	219	1.01	221	0.90	0.70	26.13
2008	184	0.80	147	12.86	0.70	-42.30
2007	134	1.39	187	4.40	0.70	11.07
2006	79	1.25	99	—	0.70	12.07
Fidelity Growth Opportunities II:
2010	803	1.17	937	—	0.70	22.61
2009	761	0.95	724	0.25	0.70	44.45
2008	674	0.66	444	0.15	0.70	-55.45
2007	600	1.48	887	—	0.70	22.04
2006	518	1.21	627	0.40	0.70	4.39

		At December 31,		For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Fidelity Mid Cap II:
2010	6,751	2.52	17,004	0.44	0.70	27.68
2009	6,503	1.97	12,830	1.02	0.70	38.78
2008	5,954	1.41	8,464	17.05	0.70	-40.03
2007	5,134	2.37	12,171	8.81	0.70	14.53
2006	4,305	2.07	8,911	10.45	0.70	11.62
Fidelity Money Market II:
20105	5,066	0.99	5,041	0.14	0.70	-0.40
Fidelity Value II:
2010	89	1.11	98	1.17	0.70	16.70
2009	91	0.96	87	0.69	0.70	41.12
2008	82	0.67	55	4.18	0.70	-46.98
2007	65	1.27	82	10.20	0.70	1.15
2006	52	1.25	65	0.75	0.70	13.61
Fidelity Value Strategies II:
2010	441	1.34	592	0.31	0.70	25.46
2009	393	1.07	421	0.39	0.70	56.06
2008	310	0.69	213	23.62	0.70	-51.63
2007	343	1.42	487	2.03	0.70	4.70
2006	25	1.35	33	10.37	0.70	15.20
Fidelity Value Leaders II:
2010	147	1.01	148	1.12	0.70	9.04
2009	134	0.93	124	1.62	0.70	26.81
2008	110	0.73	81	1.84	0.70	-45.16
2007	75	1.33	99	11.79	0.70	3.49
2006	51	1.29	66	3.16	0.70	14.07
Invesco Dynamics:
2010	135	1.34	181	—	0.70	22.96
2009	131	1.09	142	—	0.70	41.45
2008	118	0.77	91	—	0.70	-48.44
2007	103	1.50	155	—	0.70	11.40
2006	85	1.34	114	—	0.70	15.31
Invesco Global Health Care:
2010	460	1.21	559	—	0.70	4.56
2009	414	1.16	481	0.35	0.70	26.78
2008	420	0.92	385	25.65	0.70	-29.12
2007	303	1.29	391	—	0.70	11.07
2006	289	1.16	337	—	0.70	4.50
Invesco Technology:
2010	743	1.00	740	—	0.70	20.46
2009	701	0.83	580	—	0.70	56.30
2008	412	0.53	218	—	0.70	-45.03
2007	332	0.96	318	—	0.70	6.95
2006	292	0.90	262	—	0.70	9.71
Invesco Global Real Estate:
2010	799	2.53	2,021	4.96	0.70	16.69
2009	756	2.17	1,640	—	0.70	30.61
2008	701	1.66	1,164	17.23	0.70	-44.89
2007	618	3.02	1,865	20.82	0.70	-6.20
2006	590	3.22	1,901	5.73	0.70	41.61
Invesco Utilities:
2010	1,353	1.45	1,961	3.61	0.70	5.56
2009	1,422	1.37	1,952	5.90	0.70	14.13
2008	1,479	1.20	1,780	15.31	0.70	-32.83
2007	1,200	1.79	2,150	8.23	0.70	19.80
2006	808	1.49	1,208	6.35	0.70	24.59

		At December 31,		For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Invesco Financial Services:
2010	125	0.62	78	0.11	0.70	9.55
2009	111	0.57	63	3.30	0.70	26.54
2008	98	0.45	44	12.30	0.70	-59.73
2007	83	1.12	93	9.60	0.70	-22.76
2006	71	1.45	103	1.84	0.70	15.63
Invesco Small Cap Equity:
2010	260	1.41	366	—	0.70	27.64
2009	215	1.10	237	0.18	0.70	20.44
2008	182	0.92	167	0.39	0.70	-31.79
20074	140	1.34	187	5.75	0.70	34.21
MFS Growth:
2010	494	1.34	662	0.11	0.70	14.53
2009	498	1.17	581	0.30	0.70	36.72
2008	512	0.85	438	0.28	0.70	-37.86
2007	302	1.37	415	—	0.70	20.32
2006	280	1.14	320	—	0.70	7.14
MFS Core Equity:
2010	131	1.16	152	1.12	0.70	16.40
2009	147	0.99	146	1.51	0.70	31.51
2008	132	0.76	100	0.76	0.70	-39.58
2007	141	1.25	177	0.34	0.70	10.37
2006	126	1.14	143	0.73	0.70	13.01
MFS Research:
2010	44	1.35	59	0.85	0.70	15.09
2009	38	1.16	44	1.32	0.70	29.63
2008	36	0.91	33	0.54	0.70	-36.53
2007	36	1.43	51	0.63	0.70	12.41
2006	28	1.27	36	0.48	0.70	9.71
MFS Investors Trust:
2010	162	1.28	208	1.13	0.70	10.32
2009	152	1.16	177	1.42	0.70	26.01
2008	135	0.92	124	8.33	0.70	-33.55
2007	145	1.39	201	1.42	0.70	9.53
2006	139	1.27	176	0.47	0.70	12.21
T. Rowe Price Equity Income:
2010	6,046	1.39 to 26.91	8,756	1.86	0.70 to 1.25	13.59 to14.22
2009	5,839	1.21 to 23.61	7,415	1.89	0.70 to 1.25	24.04 to 24.73
2008	5,571	0.97 to 18.97	5,727	5.66	0.70 to 1.25	-36.91 to -36.56
2007	5,171	1.53 to 29.96	8,400	8.28	0.70 to 1.25	1.97 to 2.54
2006	4,309	1.49 to 29.27	6,937	4.53	0.70 to 1.25	17.50 to 18.14
T. Rowe Price International Stock:
2010	3,202	1.24 to 17.99	4,740	1.26	0.70 to 1.25	13.04 to 13.66
2009	2,965	1.09 to 15.86	3,866	2.85	0.70 to 1.25	50.50 to 51.33
2008	2,498	0.72 to 10.50	2,147	7.11	0.70 to 1.25	-49.34 to -49.06
2007	2,060	1.42 to 20.66	3,479	15.10	0.70 to 1.25	11.62 to 12.24
2006	1,465	1.27 to 18.44	2,230	1.94	0.70 to 1.25	17.62 to 18.27
T. Rowe Price Limited-Term Bond:
2010	441	1.34	591	2.86	0.70	2.37
2009	415	1.31	543	3.53	0.70	7.59
2008	406	1.22	494	4.06	0.70	0.84
2007	389	1.21	469	4.30	0.70	4.74
2006	389	1.15	448	4.02	0.70	3.36

		At December 31,		For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

T. Rowe Price Mid-Cap Growth:
2010	2,128	2.08 to 34.45	6,277	5.63	0.70 to 1.25	26.53 to 27.22
2009	2,104	1.64 to 27.14	4,900	0.12	0.70 to 1.25	43.84 to 44.63
2008	2,222	1.13 to 18.80	3,557	5.69	0.70 to 1.25	-40.51 to -40.18
2007	2,293	1.89 to 31.49	6,172	11.78	0.70 to 1.25	16.05 to 16.69
2006	2,216	1.62 to 27.04	5,151	12.70	0.70 to 1.25	5.29 to 5.90
AN Growth:
2010	—	—	—	0.26	0.70 to 1.25	6.71 to 6.90
2009	8,018	0.92 to 2.06	9,664	0.94	0.70 to 1.25	21.94 to 22.62
2008	7,952	0.75 to 1.67	7,912	1.30	0.70 to 1.25	-37.93 to -37.59
2007	6,651	1.20 to 2.71	11,125	2.82	0.70 to 1.25	4.05 to 4.63
2006	6,935	1.15 to 2.59	11,154	5.05	0.70 to 1.25	11.69 to 12.31
AN Equity Income:
2010	—	—	—	1.15	0.70 to 1.25	7.04 to 7.24
2009	3,548	1.06 to 2.95	5,670	2.74	0.70 to 1.25	14.82 to 15.46
2008	3,567	0.92 to 2.56	5,056	4.57	0.70 to 1.25	-30.71 to -30.32
2007	3,672	1.32 to 3.68	7,615	5.52	0.70 to 1.25	-0.61 to -0.06
2006	3,640	1.32 to 3.69	7,817	10.83	0.70 to 1.25	16.84 to 17.48
AN Balanced:
2010	—	—	—	3.12	0.70 to 1.25	5.09 to 5.28
2009	2,018	1.19 to 2.66	3,083	2.27	0.70 to 1.25	16.81 to 17.45
2008	2,038	1.01 to 2.27	2,674	2.77	0.70 to 1.25	-23.97 to -23.55
2007	2,020	1.33 to 2.98	3,519	2.77	0.70 to 1.25	3.51 to 4.08
2006	1,955	1.27 to 2.87	3,323	3.98	0.70 to 1.25	9.99 to 10.60
AN Money Market:
2010	—	—	—	—	0.70 to 1.25	-0.41 to -0.23
2009	2,969	1.10 to 1.50	3,382	—	0.70 to 1.25	-1.24 to -0.69
2008	3,197	1.11 to 1.52	3,673	0.95	0.70 to 1.25	0.24 to 0.80
2007	1,352	1.10 to 1.51	1,561	4.79	0.70 to 1.25	3.24 to 3.86
2006	993	1.06 to 1.46	1,109	4.44	0.70 to 1.25	3.13 to 3.64
AN Small-Cap/Mid-Cap:
2007	5,193	0.37 to 1.28	2,326	—	0.70 to 1.25	27.42 to 28.13
2006	6,204	0.29 to 1.00	2,142	—	0.70 to 1.25	13.24 to 14.02
2005	4,036	0.26 to 0.87	1,254	—	0.70 to 1.25	2.71 to 3.12
2004	3,753	0.25 to 0.85	1,112	—	0.70 to 1.25	6.97 to 7.58

1
These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

2
These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

3
These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

4			Period from April 30, 2007 (fund commencement) to December 31, 2007.
5			Period from April 30, 2010 (fund commencement) to December 31, 2010.

(5) UNIT CHANGES
The changes in units outstanding for the period ended December 31, 2010 were as follows:

(5) Unit Changes
	Alger	Alger	Alger Growth
	Small Cap Growth	Large Cap Growth	& Income
Number of units, December 31, 2008	907,273	1,241,816	587,802
Units purchased	130,081	176,421	83,049
Units redeemed	62,040	105,113	41,688
Number of units, December 31, 2009	975,314	1,313,124	629,163
Units purchased	74,262	126,978	108,362
Units redeemed	83,726	137,817	91,035
Number of units, December 31, 2010	965,850	1,302,285	646,490

		Alger	Alger Capital
	Alger Balanced	Mid Cap Growth	Appreciation
Number of units, December 31, 2008	827,118	1,432,593	1,444,373
Units purchased	109,514	303,285	262,420
Units redeemed	65,361	83,490	159,271
Number of units, December 31, 2009	871,271	1,652,388	1,547,522
Units purchased	196,897	158,803	188,778
Units redeemed	83,339	156,745	149,814
Number of units, December 31, 2010	984,829	1,654,446	1,586,486

	Federated	Federated Fund for	Federated High
	Capital Income II	U.S. Gov't Securities II	Income Bond II
Number of units, December 31, 2008	46,872	235,584	176,814
Units purchased	30,697	71,937	170,186
Units redeemed	16,243	141,899	56,051
Number of units, December 31, 2009	61,326	165,622	290,949
Units purchased	205,216	19,893	108,245
Units redeemed	39,009	83,797	19,416
Number of units, December 31, 2010	227,533	101,718	379,778

	Federated Mid Cap	Federated	Federated Quality
	Growth Strategies II	Equity Income II	Bond II
Number of units, December 31, 2008	188,456	146,676	33,437
Units purchased	42,225	28,785	137,929
Units redeemed	16,526	32,632	60,790
Number of units, December 31, 2009	214,155	142,829	110,576
Units purchased	6,451	3,036	170,327
Units redeemed	220,606	145,865	32,023
Number of units, December 31, 2010	-	-	248,880

	Federated	Fidelity	Fidelity Equity-
	Kaufmann II	Growth & Income	Income
Number of units, December 31, 2008	59,231	768,185	2,311,402
Units purchased	22,344	61,997	126,639
Units redeemed	17,273	109,172	221,627
Number of units, December 31, 2009	64,302	721,010	2,216,414
Units purchased	252,225	80,811	307,822
Units redeemed	18,559	100,049	276,346
Number of units, December 31, 2010	297,968	701,772	2,247,890

	Fidelity Growth	Fidelity High Income	Fidelity Money Market
Number of units, December 31, 2008	7,854,533	527,251	896,318
Units purchased	402,928	159,938	267,970
Units redeemed	633,547	91,438	414,207
Number of units, December 31, 2009	7,623,914	595,751	750,081
Units purchased	464,893	120,755	11,790,415
Units redeemed	681,706	140,383	1,886,002
Number of units, December 31, 2010	7,407,101	576,123	10,654,494

		Fidelity Investment	Fidelity Asset
	Fidelity Overseas	Grade Bond	Manager
Number of units, December 31, 2008	1,595,331	357,716	864,814
Units purchased	100,091	149,891	28,914
Units redeemed	254,958	80,610	78,767
Number of units, December 31, 2009	1,440,464	426,997	814,961
Units purchased	79,035	239,298	35,715
Units redeemed	180,609	74,553	116,249
Number of units, December 31, 2010	1,338,890	591,742	734,427

			Fidelity Asset
	Fidelity Index 500	Fidelity Contrafund	Manager: Growth
Number of units, December 31, 2008	10,513,640	5,087,362	706,026
Units purchased	422,307	288,959	53,547
Units redeemed	938,883	496,160	78,313
Number of units, December 31, 2009	9,997,064	4,880,161	681,260
Units purchased	319,959	217,651	42,843
Units redeemed	948,877	579,083	68,294
Number of units, December 31, 2010	9,368,146	4,518,729	655,809

		Fidelity
	Fidelity Balanced	Growth Opportunities	Fidelity Mid Cap
Number of units, December 31, 2008	541,365	2,395,840	4,453,586
Units purchased	52,515	258,117	235,590
Units redeemed	46,286	275,396	499,976
Number of units, December 31, 2009	547,594	2,378,561	4,189,200
Units purchased	208,233	236,077	265,479
Units redeemed	60,063	249,723	602,628
Number of units, December 31, 2010	695,764	2,364,915	3,852,051

	Fidelity Growth	Fidelity Equity	Fidelity Contrafund II
	Strategies II	Income II
Number of units, December 31, 2008	921,190	282,913	4,253,210
Units purchased	191,994	143,628	723,971
Units redeemed	68,565	6,066	186,158
Number of units, December 31, 2009	1,044,619	420,475	4,791,023
Units purchased	99,591	208,984	528,649
Units redeemed	149,648	58,870	270,733
Number of units, December 31, 2010	994,562	570,589	5,048,939

		Fidelity Investment	Fidelity Growth &
	Fidelity Index 500 II	Grade Bond II	Income II
Number of units, December 31, 2008	4,351,432	140,110	183,690
Units purchased	636,867	90,619	49,825
Units redeemed	212,997	10,182	14,790
Number of units, December 31, 2009	4,775,302	220,547	218,725
Units purchased	446,551	150,800	49,022
Units redeemed	211,214	60,569	22,937
Number of units, December 31, 2010	5,010,639	310,778	244,810

	Fidelity Growth		Fidelity
	Opportunities II	Fidelity Mid Cap II	Money Market II
Number of units, December 31, 2008	674,269	5,953,943	-
Units purchased	144,582	826,735	-
Units redeemed	57,712	277,670	-
Number of units, December 31, 2009	761,139	6,503,008	-
Units purchased	116,034	559,536	6,087,581
Units redeemed	73,947	311,731	1,021,630
Number of units, December 31, 2010	803,226	6,750,813	5,065,951

		Fidelity Value	Fidelity Value
	Fidelity Value II	Strategies II	Leaders II
Number of units, December 31, 2008	82,012	309,979	110,484
Units purchased	37,735	122,581	37,314
Units redeemed	28,376	39,615	13,790
Number of units, December 31, 2009	91,371	392,945	134,008
Units purchased	33,471	106,293	31,338
Units redeemed	36,008	58,296	18,806
Number of units, December 31, 2010	88,834	440,942	146,540

		Invesco Global
	Invesco Dynamics	Health Care	Invesco Technology
Number of units, December 31, 2008	118,057	420,396	412,478
Units purchased	18,099	75,141	310,772
Units redeemed	5,629	81,172	22,246
Number of units, December 31, 2009	130,527	414,365	701,004
Units purchased	13,991	64,236	117,539
Units redeemed	9,848	18,174	75,173
Number of units, December 31, 2010	134,670	460,427	743,370

	Invesco Global Real Estate	Invesco Utilities	Invesco Financial Services
Number of units, December 31, 2008	700,924	1,479,396	98,134
Units purchased	133,409	192,837	33,035
Units redeemed	78,087	250,112	20,638
Number of units, December 31, 2009	756,246	1,422,121	110,531
Units purchased	94,552	133,908	52,155
Units redeemed	52,046	203,048	38,068
Number of units, December 31, 2010	798,752	1,352,981	124,618

	Invesco Small Cap Equity	MFS Growth	MFS Core Equity
Number of units, December 31, 2008	182,211	512,374	131,516
Units purchased	56,793	52,774	27,774
Units redeemed	23,788	67,435	12,511
Number of units, December 31, 2009	215,216	497,713	146,779
Units purchased	62,315	36,284	13,485
Units redeemed	17,143	39,548	29,180
Number of units, December 31, 2010	260,388	494,449	131,084

			T. Rowe Price
	MFS Research	MFS Investor Trust	Equity Income
Number of units, December 31, 2008	36,290	134,630	5,570,779
Units purchased	8,462	32,336	833,655
Units redeemed	6,983	15,121	565,896
Number of units, December 31, 2009	37,769	151,845	5,838,538
Units purchased	7,051	15,248	654,434
Units redeemed	968	5,370	447,223
Number of units, December 31, 2010	43,852	161,723	6,045,749

	T. Rowe Price	T. Rowe Price	T Rowe Price
	International Stock	Limited-Term Bond	Mid-Cap Growth
Number of units, December 31, 2008	2,498,390	406,000	2,222,396
Units purchased	682,492	97,269	152,454
Units redeemed	216,360	88,305	270,375
Number of units, December 31, 2009	2,964,522	414,964	2,104,475
Units purchased	452,183	54,060	215,654
Units redeemed	214,799	28,309	192,530
Number of units, December 31, 2010	3,201,906	440,715	2,127,599

	AN Growth	AN Equity Income	AN Balanced
Number of units, December 31, 2008	7,952,112	3,566,867	2,038,036
Units purchased	618,902	341,845	194,699
Units redeemed	552,731	360,460	214,269
Number of units, December 31, 2009	8,018,283	3,548,252	2,018,466
Units purchased	122,161	70,686	45,019
Units redeemed	8,140,444	3,618,938	2,063,485
Number of units, December 31, 2010	-	-	-

	AN Money Market
Number of units, December 31, 2008	3,196,721
Units purchased	812,433
Units redeemed	1,039,901
Number of units, December 31, 2009	2,969,253
Units purchased	228,268
Units redeemed	3,197,521
Number of units, December 31, 2010	-

AMERICAN NATIONAL INSURANCE COMPANY

FINANCIAL STATEMENTS

Overview

We are a diversified insurance and financial services company, offering a broad spectrum of life, annuity, health, and property and casualty insurance products. Chartered in 1905, we are headquartered in Galveston, Texas. We operate in all 50 states, the District of Columbia, Guam, American Samoa and Puerto Rico.

Segments

We manage our business through five business segments, which are comprised of four insurance segments: Life, Annuity, Health and Property and Casualty, and our Corporate and Other segment. The life, annuity, and health insurance segments are operated primarily through six domestic life insurance companies. The property and casualty insurance segment is operated through eight domestic property and casualty insurance companies.

Insurance Segments

The insurance segments have revenues consisting primarily of the following:

•	net premiums earned on individual term and whole life insurance, property and casualty insurance, credit insurance, health insurance and single premium immediate annuity products;

•	net investment income; and

•
insurance and investment product fees and other income, including surrender charges, mortality and expense risk charges, primarily from variable life and annuity, deferred annuities, and universal life insurance policies, management fees and commissions from other investment products, and other administrative charges.

The insurance segments’ expenses consisting primarily of the following:

•	benefits provided to policyholders, contract holders and beneficiaries and changes in reserves held for future benefits;

•	interest credited on account balances;

•
acquisition and operating expenses, including commissions, marketing expenses, policy and contract servicing costs, overhead and other general expenses that are not capitalized (shown net of deferrals);

•	amortization of deferred policy acquisition costs and other intangible assets; and

•	income taxes

The insurance segments have liabilities plus an amount of surplus allocated sufficient to support each segment’s business activities. The insurance segments do not directly own assets. Rather assets are allocated to the segments to support the liabilities and surplus of each segment. The mix of assets allocated to each of the insurance segments is modified as necessary to provide for a match of cash flows and earnings to properly support the characteristics of the insurance liabilities. We have utilized this methodology consistently over all periods presented.

Corporate & Other

The Corporate and Other segment acts as the owner of all of the invested assets of the Company. As noted previously, assets and surplus from the Corporate and Other segment are allocated to the insurance segments to match the liabilities of those segments. The investment income from the invested assets is also allocated to the insurance segments from the Corporate and Other segment in accordance with the amount of assets allocated to each segment. Earnings of the Corporate and Other segment are derived from our non-insurance businesses as well as earnings from those invested assets that are not allocated to the insurance segments. All realized investment gains and losses are recorded in this segment.

Outlook

The “Outlook” section contains many forward-looking statements, particularly relating to our future financial performance. These forward-looking statements are estimates based on information currently available to us, are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995, and are subject to the precautionary statements set forth in the introduction to this Annual Report on Form 10-K. Actual results are likely to differ materially from those forecast by us, depending on the outcome of various factors.

In recent years, our business has been and likely will continue to be, influenced by a number of industry-wide and segment or product-specific trends and conditions. In our discussion below, we first outline the broad macro-economic or industry trends (General Trends) that we expect will have an impact on our overall business. Second, we discuss certain segment-specific trends that we believe may impact either individual segments of our business or specific products within these segments.

General Trends

Challenging Financial and Economic Environment: We believe that as expectations for global economic growth remain uncertain, factors such as consumer spending, business investment, the volatility and condition of the capital markets and inflation will affect the business and economic environment and, in turn, impact the demand for the type of financial and insurance products we offer. Adverse changes in the economy could affect earnings negatively and have a material adverse effect on our business, financial condition and results of operations. However, we believe those risks are somewhat mitigated by our financial strength, active risk management and disciplined underwriting for our products. Our diverse product mix across multiple lines of business (life, annuity, health and property and casualty) is a strength that will help us adapt to current economic times and give us the ability to serve the changing needs of our customer base. For example, fluctuations in the stock market during recent years have led investors to search for financial products that are insulated from the volatility of the markets. We are well positioned to serve the demand in this marketplace given our success with fixed annuity products. Additionally, through our conservative business approach, we believe we remain financially strong, and we are committed to providing a steady and reliable source of financial protection for policyholders and investors alike.

Low Interest Rates: Low interest rate environments are typically challenging for life and annuity companies as the spreads on deposit-type funds and contracts narrow and policies approach their minimum crediting rates. Low market interest rates may reduce the spreads between the amounts we credit to fixed deferred annuity and individual life policyholders and the yield we earn on the investments that support these obligations. We have an Asset-Liability Management (“ALM”) Committee that actively manages the profitability of our in-force block of insurance policies. In response to the unusually low interest rates in recent years, we have reduced the guaranteed minimum crediting rates on newly issued fixed annuity contracts and reduced crediting rates on in-force contracts, where permitted to do so. These actions have helped mitigate the adverse impact of low interest rates on our spreads and on the profitability of these products, although sales volume and persistency could diminish as a result. Additionally, we maintain assets with various maturities to support product liabilities and ensure liquidity. A gradual increase in longer-term interest rates relative to short-term rates generally will have a favorable effect on the profitability of these products. Although rapidly rising interest rates could result in reduced persistency in our spread-based retail products, as contract holders shift assets into higher yielding investments, we believe that our ability to react quickly to the changing marketplace will allow us to manage this risk.

Low interest rates are challenging for property and casualty companies. Investment income is generally a substantial element in earning an acceptable profit margin. Lower interest rates resulting in lower investment income require the company to achieve a lower combined loss and expense ratio to premium earned. We have taken pricing actions to help mitigate the adverse impact of low interest rates on our property and casualty business; although we have seen sales volume and persistency diminish as a result.

Focus on Operating Efficiencies: The challenging economic environment and the recent investment-related losses across the industry have created a renewed focus on operating cost reductions and efficiencies. We aggressively manage our cost base while maintaining our commitment to provide superior customer service to agents and policyholders. Investments in technology are aligned with activities and are coordinated through a disciplined project management process. In 2009, we consolidated our data centers and Information Technology (“IT”) operations to realize synergies with our subsidiaries. We also anticipate using technology to enhance our policyholders’ and agents web experience.

Changing Regulatory Environment: The insurance industry is regulated at the state level. In addition, some life and annuity products and services are subject to U.S. federal regulation. The debate over the U.S. federal regulatory role in the insurance industry continues to be a divisive issue within the industry. We proactively monitor this debate to determine its impact on our business.

Life and Annuity

Life insurance continues to be our mainstay product today, as it has been during our long history. We believe that the combination of predictable and decreasing mortality rates, positive cash flow generation for many years after policy issue and favorable persistency characteristics, suggest a viable and profitable future for this line of business. We continue to use a wide variety of marketing channels and plan to expand our traditional distribution models with additional independent agents.

We are committed to maintaining our fixed deferred annuity product lines. We have a conservation program that is intended to retain policyholders through proactive communication and education when a policyholder is considering surrendering his or her policy. We believe this program has resulted in our retaining approximately 5% of policyholders that have submitted surrender requests. Furthermore, recent marketing and product development efforts have led to increased sales in our equity-indexed deferred annuity product line. We expect the equity-indexed deferred annuity product line to continue to make up a significant portion of annuity sales going forward.

Effective management of invested assets and associated liabilities involving credited rates and, where applicable, financial hedging instruments (which are utilized as hedges of equity-indexed annuity sales), is crucial to our success in the annuity segment. Asset “disintermediation”, the risk of large outflows of cash at times when it is disadvantageous to us to dispose of invested assets, is a risk associated with this segment. This risk is monitored and managed by the ALM Committee. The ALM Committee monitors asset disintermediation risk through the use of statistical measures such as duration and projected future cash flows based on large numbers of possible future interest environments and the use of modeling to identify potential risk areas. These techniques are designed to manage asset-liability cash flow and minimize potential losses.

Demographics: We believe that a key driver shaping the actions of the life insurance industry is the rising income protection, wealth accumulation, and insurance needs of retiring Baby Boomers (those born between 1946 and 1964). According to U.S. Census information published in 2008, about 19.3 percent of the total population will be over 65 by 2030, compared to about 13.0 percent now. Also, the most rapidly growing age group is expected to be the 85 and older population. As a result of increasing longevity and uncertainty regarding the Social Security system, retirees will need to accumulate sufficient savings to support retirement income requirements.

We are well positioned to address the Baby Boomers’ increasing need for savings tools and income protection. We believe our overall financial strength and broad distribution channels position us to respond with a variety of products to individuals approaching retirement age who seek information to plan for and manage their retirement needs. We believe our products that offer guaranteed income flows for life, including single premium immediate annuities, are well positioned to serve this market.

Competitive Pressures: The life insurance industry remains highly competitive. Product development and product life cycles have shortened in many products, leading to more intense competition with respect to product features. In addition, several of the industry’s products can be quite homogeneous and subject to intense price competition. We believe we possess sufficient scale, financial strength and flexibility to effectively compete in this market.

The annuity market is also highly competitive. In addition to aggressive annuity rates and new product features such as guaranteed living benefit riders, within the industry there is growing competition from other financial service firms. Insurers continue to evaluate their distribution channels and the way they deliver products to consumers. At this time, we have elected not to provide guaranteed living benefits as a part of our variable annuity products. While this may have impeded our ability to sell variable annuities in the short term, we believe this strategy has given us an advantage in terms of profitability over the long term. We believe these products were not adequately priced relative to the risk profile of the product.

We believe we will continue to be competitive in the life and annuity markets through our broad line of products, our distinct distribution channels, and our consistent high level of customer service. We modify our products to meet customer needs and to expand our reach where we believe we can obtain profitable growth. Some steps we have taken to improve our competitive position in the market include:

•
In 2010, we established a New York life insurance subsidiary. The subsidiary started its operations in the first half of 2010. A variety of annuity products were available for sale in 2010 and will be followed in subsequent years by our life products. Initial sales are anticipated to be through independent and multiple-line agents. Based on competitors’ market experience, we expect annuity deposits from this subsidiary to represent five to ten percent of total deposits received once the market is established.

•
Sales of traditional life insurance products through our Career Sales and Service Division increased in 2010. This, coupled with our focus on policy persistency and expense management, allowed us to continue to maintain a stable and profitable block of in force business.

•	Sales of Universal Life insurance products increased for our Multiple-line and Career Sales and Service Divisions in 2010.

•
We believe there will be a continuing shift in sales emphasis to utilizing the Internet, endorsed direct mail and innovative product/distribution combinations. Our direct sales of life insurance products rebounded in 2010. Selling traditional life insurance products through our Internet and third-party marketing distribution channels will remain a focus.

Health

We experienced a decline in our Medicare Supplement policies in-force in 2010 and 2009. Price pressure from traditional Medicare Supplement carriers seeking the lowest market rates and, to a lesser extent, competition from Medicare Advantage plans continues to impact our production. We remain committed to the traditional Medicare Supplement plans, which we consider viable for the long term.

During March 2010, the Patient Protection and Affordable Care Act, and a reconciliation measure, the Health Care and Education Reconciliation Act of 2010 (collectively, “the Health Acts”), were signed into law. The Health Acts mandate broad changes in the delivery of health care benefits that impact our current business model, including its relationship with current and future customers, producers and health care providers, products, services, processes and technology. As a result of The Health Acts, management decided to discontinue the sale of individual medical expense insurance plans effective June 30, 2010. Such insurance plans included our major medical and hospital surgical products.

We expect our Managing General Underwriter line (“MGU”), which provides a large contribution to health profits, to grow during 2011. It is important to note that most of the income associated with this line is in the form of a fee income included in “Other income” of the Health segment’s operating results; we retain only 10% of the MGU premium. The net earned premium related to this business is presented as part of “All other” lines.

Property and Casualty

Our operating results continue to be significantly impacted by a high level of catastrophe losses in the Midwest and Northeast. We are not currently planning to change our geographic concentrations as we consider these events to be unusual, and we do not expect them to continue at such high levels.

“U.S. Property/Casualty – Review and Preview” published by A.M. Best on February 14, 2011 noted that the U.S. property and casualty insurance industry has continued to experience persistent competition, rate decreases in practically all commercial lines, weak macroeconomic conditions, and above average catastrophe activity. The industry’s underwriting performance deteriorated in 2010, as unusually high catastrophe related losses, driven by increased frequency of low-severity perils, and weaker results in the commercial market took a heavy toll on overall underwriting results. Despite the absence of large hurricane related losses, the U.S. property and casualty industry experienced large catastrophe related losses in 2010, driven by a sharp upswing in the frequency of low-severity perils, including tornadoes, winter storms, hail and floods. While the severity of these events was not significant, the above-normal frequency took a toll on the industry, as a majority of these small-scale, weather related losses fell short of reinsurance triggers. To illustrate the increased frequency of events in the U.S. during 2010, the Federal Emergency Management Agency declared a record number of major disasters of 81 during the year, up from 59 declared in 2009. The historical average is 34.

While U.S. property and casualty insurers, for the most part, continued to recover from the financial crisis and strengthen their capital positions, the overall industry experienced growing pressure from a number of fronts including sustained competitive market conditions in commercial lines of business, lingering but receding effects of the financial crisis, and volatility in the financial markets. These pressures are expected to continue into 2011. In addition, the industry could experience an uptick in smaller weather-related events that are below reinsurance triggers, as was the case in 2010.

Demand for credit-related insurance products has begun to increase. The tightening of credit in recent years significantly affected the products written through the auto dealer market. However, collateral protection sales increased during this period offsetting the aforementioned decreases. We continue to update credit insurance product offerings and pricing to meet changing market needs, as well as adding new agents to expand market share in the credit-related insurance market. We are reviewing and implementing procedures to enhance customer service and, at the same time, looking for efficiencies to reduce administrative costs.

Competition: Property and casualty insurers are facing a continued competitive pricing environment. The condition of the economy in 2010 prevented the rate hardening most industry leaders were expecting following the declines in previous years. The competitive environment is expected to continue into 2011 as excess industry capital, industry loss reserve releases, and an anticipated sluggish economic recovery all undermine any significant improvement in the market.

Despite the challenging pricing environment, we expect to identify profitable opportunities through our strong distribution channels, expanding geographic coverage, target marketing effects and new product development. Through our multiple-line exclusive agents, we will continue to focus on increasing our market share in the home, auto, commercial, and life insurance business. Introduction of new products, such as one targeted toward the young family market in 2008, has been a main driver for increased policy counts in homeowners and auto insurance. The integration of the Farm Family companies has allowed us to expand our geographic coverage into the Northeast and our product portfolio to include agribusiness and commercial insurance. Similarly, Farm Family has expanded its product portfolio to include additional personal line property and casualty products. We expect that our agribusiness product will continue to be a leading provider in the Northeast United States.

Critical Accounting Estimates

The consolidated financial statements have been prepared in conformity with U.S. GAAP. The preparation of the consolidated financial statements requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and their accompanying notes. Actual results could differ from results reported using those estimates.

We have identified the following estimates as critical in that they involve a high degree of judgment and are subject to a significant degree of variability:

•	Deferred policy acquisition costs;

•	Reserves;

•	Reinsurance;

•	Pension and postretirement benefit plans;

•	Other-than-temporary impairment;

•	Litigation contingencies; and

•	Federal income taxes.

Our accounting estimates inherently require the use of judgments relating to a variety of assumptions, in particular, expectations of current and future mortality, morbidity, persistency, losses and loss adjustment expenses, recoverability of receivables, investment returns and interest rates. In developing these estimates, we make subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop. Although variability is inherent in these estimates, we believe that the amounts provided are appropriate, based upon the facts available upon compilation of the consolidated financial statements. Due to the inherent uncertainty when using assumptions and estimates, the effect of certain accounting policies under different conditions or assumptions could be different from those reported in the consolidated financial statements.

A discussion of these critical accounting estimates is presented below.

Deferred Policy Acquisition Costs

We incur significant costs in connection with acquiring insurance business, including commissions and certain other expenses. The deferred costs are recorded and reported as “Deferred Policy Acquisition Costs (“DAC”)” in the asset section of the consolidated statements of financial position. The deferred costs are subsequently amortized over the lives of the underlying contracts in relation to the anticipated emergence of premiums, gross margins, or gross profits, depending on the type of product.

The DAC on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of DAC is reduced by a provision for anticipated inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment-type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the DAC that would result from realization of unrealized gains (losses) is recognized with an offset to “Accumulated Other Comprehensive Income” in consolidated statements of financial position as of the reporting date. It is possible that a change in interest rates could have a significant impact on the DAC calculated for these contracts.

DAC associated with property and casualty insurance business consists principally of commissions, underwriting and issue costs. These deferred costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

We had a total DAC asset of approximately $1.32 billion and $1.33 billion at December 31, 2010 and 2009, respectively.

We believe that the estimates used in our deferred policy acquisition cost calculations provide a representative example of how variations in assumptions and estimates would affect our business. The following table displays the sensitivity of reasonably likely changes in assumptions included in the amortization of the DAC balance of our long-tail business for the year ended December 31, 2010 (in thousands):

Increase/(decrease)
in DAC

Increase in future investment margins of 25 basis points	$29,050
Decrease in future investment margins of 25 basis points	(33,594)

Decrease in future life mortality by 1%	2,462
Increase in future life mortality by 1%	(2,528)

Reserves

Life and Annuity Reserves:

Liability for Future Policy Benefits and Policy Account Balances- For traditional life products, liabilities for future policy benefits have been calculated based on a net level premium method using estimated investment yields, withdrawals, mortality and other assumptions that were appropriate at the time of policy issuance. The estimates used are based on our experience, adjusted with a provision for adverse deviation. Investment yields used for traditional life products range from 3.0% to 8.0% and vary by issue year.

Future policy benefits for universal life and investment-type deferred annuity contracts reflect the current account value before applicable surrender charges. Future policy benefits for group life policies have been calculated using a level interest rate ranging from 3.0% to 5.5%. Mortality and withdrawal assumptions are based on our experience.

Fixed payout annuities included in future policy benefits are calculated using a level interest rate of 5.0%. Mortality assumptions are based on standard industry mortality tables. Liabilities for payout annuities classified as investment contracts (payout annuities without life contingencies) are determined as the present value of future benefits at the “breakeven” interest rate determined at inception.

At least annually, we test the net benefit reserves (policy benefit reserves less DAC) established for life insurance products, including consideration of future expected premium payments, to determine whether they are adequate to provide for future policyholder benefit obligations. This testing process is referred to as “Loss Recognition” for traditional products or “Unlocking” for non-traditional products. The assumptions used to perform the tests are our current best estimate assumptions as to policyholder mortality, persistency, company maintenance expenses and invested asset returns.

For traditional business, a “lock-in” principle applies, whereby the assumptions used to calculate the benefit reserves and DAC are set when a policy is issued and do not change with changes in actual experience. These assumptions include margins for adverse deviation in the event that actual experience differs from the original assumptions.

For non-traditional business, best-estimate assumptions are updated to reflect observed changes based on experience studies and current economic conditions. We reflect the effect of such assumption changes in DAC and reserve balances accordingly. Due to the long-term nature of many of the liabilities, small changes in certain assumptions may cause large changes in the degree of reserve adequacy or DAC recoverability. In particular, changes in estimates of the future invested asset return assumption have a large effect on the degree of reserve adequacy.

Life Reserving Methodology - We establish liabilities for amounts payable under life insurance policies, including participating and non-participating traditional life insurance and interest-sensitive and variable universal life insurance. In general, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums (for traditional life insurance), or as the account value established for the policyholder (for universal and variable universal life insurance). Such liabilities are established based on methods and underlying assumptions in accordance with ASC 940-40, Financial Services –Insurance- Claim Costs and Liabilities for Future Policy Benefits, and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, investment return, inflation, expenses and other contingent events as appropriate to the respective product type.

Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon our experience, with provisions for adverse deviation, when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0% and vary by issue year. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 6.0%, and mortality rates assumed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefits for interest-sensitive and variable universal life insurance policies are equal to the current account value established for the policyholder. Some of our universal life policies contain secondary guarantees, for which an additional liability is established. Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits over the accumulation period based on total expected assessments.

We regularly evaluate estimates used and adjust the liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk. The assumptions used in calculating our liabilities are based on the average benefits payable over a range of scenarios.

Annuity Reserving Methodology – We establish liabilities for amounts payable under annuity contracts, including fixed payout annuities and deferred annuities. An immediate or payout annuity is an annuity contract in the benefit “payout” phase. In a fixed payout annuity contract, the insurance company agrees, for a cash consideration, to make specified benefit payments for a fixed period, or for the duration of a designated life or lives. The cash consideration can be funded with a single payment, as is the case with single premium immediate annuities, or with a schedule of payments, as is the case with “limited pay” products.

Payout annuities with more than an insignificant amount of mortality risk are calculated in accordance with ASC 944-40 for limited pay insurance contracts. Benefit and maintenance expense reserves are established by using assumptions reflecting our expectations, including an appropriate margin for adverse deviation. Payout annuity reserves are calculated using standard industry mortality tables specified for statutory reporting and an interest rate of 5% for life annuities and 3% for shorter duration contracts, such as term certain payouts. If the resulting reserve would otherwise cause profits to be recognized at the issue date, additional reserves are established. The resulting recognition of profits would be gradual over the expected life of the contract.

Liabilities for deferred annuities are established based on methods and underlying assumptions in accordance with ASC 944-40 for investment contracts. Reserves for policyholder account balances are established as the account value held on behalf of the policyholder. The possible need for additional reserves for guaranteed minimum death benefits are determined in accordance with ASC 944-40. The profit recognition on deferred annuity contracts is gradual over the expected life of the contract. No immediate profit is recognized on the sale of the contract.

Health Reserves:

Overview – We establish future policy benefits in order to match income and benefit expenses by accounting period. Claim reserves and liabilities are established in order to associate future benefit payments, both known and unknown, with the period in which they were incurred.

As of year-end 2010 the total Health claim reserve and liability was $107.2 million versus $115.9 million at year-end 2009.

The following methods are employed to establish claim reserves and liabilities and future policy benefits for the Health segment:

Completion Factor Approach: The claim reserves for most health care coverage can be suitably calculated using a completion factor method. This method assumes that the historical lag pattern will be an accurate representation for the payment of claims that have been incurred but not yet completely paid. An estimate of the unpaid claim amount is calculated by subtracting period-to-date paid claims from an estimate of the ultimate ‘complete’ payment for all incurred claims in the time period. Completion factors are calculated which “complete” the current period-to-date payment totals for each incurred month to estimate the ultimate expected payout. This method is best used when the incurred date and subsequent paid date is known for each claim and if fairly consistent patterns can be determined from the progression date of incurral until the date paid in full. The completion factor approach is also best used when the time between date of incurral and final payment is short (i.e., less than 24 months) in duration.

For the individual and association medical block (including Medicare Supplement), we use a completion factor approach to establish claim liability and reserves. Group and managing general underwriter claim reserves are also calculated using these methods. Outstanding claim inventories are monitored monthly to determine if any adjustment to the completion factor approach is needed.

For some larger managing general underwriters we engage external actuarial firms to provide an estimate of the claim reserves for their respective blocks. We independently evaluate the external claim reserve estimates provided for reasonableness as well as for consistency with other completion-factor based reserves. These estimates are incorporated into our reserve analysis to determine the booked reserves for the segment.

Tabular Reserves: Disability income and long-term care blocks of business utilize a tabular calculation to generate the present value of expected future payments. These reserves are called tabular because they rely on the published valuation tables and company experience for disability termination. Tabular reserves are determined by applying termination assumptions related to mortality or recovery, or for long-term care, shifts in the mode of care, to the stream of contractual benefit payments. The present value of these expected benefit payments at the required rate of return establishes the tabular reserve.

Credit health claim reserves and liabilities are also based on a tabular calculation using actuarial tables published by the Society of Actuaries and accepted by the NAIC. The reserve for this business is calculated as a function of open claims using the same actuarial tables discussed above. Periodically, we test the total claim reserve using a completion factor calculation.

Future Policy Benefits - Reserves for future policy benefits have been calculated based on a net level premium method. Future policy benefits are calculated consistent with ASC 944-40 and are equal to the aggregate of the present value of expected future benefit payments, less the present value of expected future premiums. Morbidity and termination assumptions are based on our experience or published valuation tables when available and appropriate. Interest rates for the aggregate future policy benefit liabilities range from 3.5% to 8.0% and vary by issue year.

Premium Deficiency Reserves - Deficiency reserves are established when the expected benefit payments for a classification of policies having homogenous characteristics are in excess of the expected premiums for these policies. The determination of a deficiency reserve takes into consideration the likelihood of premium rate increases, the timing of these increases, and the expected benefit utilization patterns. We have established premium deficiency reserve for segments of the major medical business and the Long Term Care business. These lines of business are in run-off and continue to under-perform relative to the original pricing. The assumptions and methods used to determine the deficiency reserves are reviewed periodically for reasonableness and the reserve amount is monitored against emerging losses.

Property and Casualty Reserves:

Reserves for Loss and Loss Adjustment Expense (“LAE”) - Property and casualty reserves are established to provide for the estimated costs of paying claims under insurance policies written.
These reserves include estimates for both:

•	Case reserves - claims that were reported to us but not yet paid, and

•
IBNR - anticipated cost of claims incurred but not reported. IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, and claims that have been incurred but not yet reported.

These reserves include an estimate of the expense associated with settling claims, including legal and other fees, and the general expenses of administering the claims adjustment process. The two major categories of loss adjustment expense are defense and cost containment expense and adjusting and other expense. The details of property and casualty reserves are shown in the following table (in thousands):

	Year ended December 31, 2010			Year ended December 31, 2009
	Gross	Ceded	Net	Gross	Ceded	Net

Case	$472,794	$13,676	$459,118	$473,908	$11,639	$462,269
IBNR	458,509	30,619	427,890	443,082	48,693	394,389

Total	$931,303	$44,295	$887,008	$916,990	$60,332	$856,658

Case Reserves: Reserves for reported losses are established on either a judgment or formula basis, depending on the timing and type of the loss. They are based on historical paid loss data for similar claims with provisions for trend changes, such as those caused by inflation. The formula reserve is a fixed amount for each claim of a given type.

Judgment reserve amounts generally replace initial formula based reserves and are set on a per case basis based on facts and circumstances of each case, the type of claim and the expectation of damages. We regularly monitor the adequacy of judgment reserves and formula reserves on a case-by-case basis and change the amount of such reserves as necessary.

IBNR: IBNR reserves are estimated based on many variables, including historical statistical information, inflation, legal developments, economic conditions, and general trends in claim severity, frequency and other factors that could affect the adequacy of loss reserves.

Loss and premium data is aggregated by exposure class and by accident year (i.e., the year in which losses were incurred). IBNR reserves are calculated by projecting ultimate losses on each class of business and subtracting paid losses and case reserves. Unlike case reserves, IBNR is generally calculated at an aggregate level and cannot usually be directly identified as reserves for a particular loss or contract. Our overall reserve practice provides for ongoing claims evaluation and adjustment based on the development of related data and other relevant information pertaining to such claims. Adjustments in aggregate reserves, if any, are reflected in the results of operations of the period during which such adjustments are made.

Our actuaries reflect the potential uncertainty generated by volatility in our loss development profiles when selecting loss development factor patterns for each line of business with a conservative mind set. The net and gross reserve calculations have shown redundancies for the last several year-ends as a result of losses emerging favorably compared to what is implied by the selected loss development patterns. See Results of Operations and Related Information by Segment – Property and Casualty, Prior Period Reserve Development section of the MD&A for additional information.

The evaluation process to establish the loss and loss adjustment expense reserves involves the collaboration of underwriting, claims and internal actuarial departments. The process also includes consultation with independent actuarial firms on a regular basis. Work performed by independent actuarial firms is an important part of our process of gaining reassurance that the loss and loss adjustment expense reserves determined by our internal actuarial department sufficiently meet all present and future obligations arising from all claims incurred as of year-end. Additionally, the independent actuarial firms complete the Statements of Actuarial Opinion at each year-end, certifying that the recorded loss and loss adjustment expenses reserves appear reasonable.

Premium Deficiency Reserve: Deficiency reserves are established when the expected benefit payments and a maintenance component for a product line is in excess of the expected premiums for that product line. The determination of a deficiency reserve takes into consideration the current profitability of a product line using anticipated losses, loss expense, and policy maintenance costs. The assumptions and methods used to determine the deficiency reserves are reviewed periodically for reasonableness and the reserve amount is monitored against emerging losses. There were no reserves of this type at December 31, 2010.

Reserving Methodology - The following actuarial methods are utilized in our reserving process during both annual and interim reporting periods:

•
Initial Expected Loss Ratio: This method calculates an estimate of ultimate losses by applying an estimated loss ratio to an estimate of ultimate earned premium for each accident year. This method is appropriate for classes of business where the actual paid or reported loss experience is not yet mature enough to override initial expectations of the ultimate loss ratios.

•
Bornhuetter Ferguson: This method uses as a starting point an assumed initial expected loss ratio method and blends in the loss ratio implied by the claims experience to date by using loss development patterns based on our own historical experience. This method is generally appropriate where there are few reported claims and a relatively less stable pattern of reported losses.

•
Loss or Expense Development (Chain Ladder): This method uses actual loss or defense and cost containment expense data and the historical development profiles on older accident periods to project more recent, less developed periods to their ultimate position. This method is appropriate when there is a relatively stable pattern of loss and expense emergence and a relatively large number of reported claims.

•
Ratio of Paid Defense and Cost Containment Expense to Paid Loss Development: This method uses the ratio of paid defense and cost containment expense to paid loss data and the historical development profiles on older accident periods to project more recent, less developed periods to their ultimate position. In this method, an ultimate ratio of paid defense and cost containment expense to paid loss is selected for each accident period. The selected paid defense and cost containment expense to paid loss ratio is then applied to the selected ultimate loss for each accident period to estimate the ultimate defense and cost containment expense. Paid defense and cost containment expense is then subtracted from the ultimate defense and cost containment expense to calculate the unpaid defense and cost containment expense for that accident period.

•
Calendar Year Paid Adjusting and Other Expense to Paid Loss: This method uses the ratio of prior calendar years’ paid expense to paid loss to project ultimate loss adjustment expenses for adjusting and other expense. The key to this method is the selection of the paid expense to paid loss ratio based on prior calendar years' activity. A percentage of the selected ratio is applied to the case reserves (depending on the line of insurance) and 100% to the indicated IBNR reserves. These ratios assume that a percentage of the expense is incurred when a claim is opened and the remaining percentage is paid throughout the claim's life.

The basis of our selected single point best estimate on a particular line of business is often a blended result from two or more methods (e.g. weighted averages). Our estimate is highly dependent on actuarial and management judgment as to which method(s) is most appropriate for a particular accident year and class of business. Our methodology changes over time, as new information emerges regarding underlying loss activity and other factors.

Key Assumptions:

Implicit in the actuarial methodologies previously discussed are the following critical reserving assumptions which may impact our reserves:

•	The selected loss ratio used in the initial expected loss ratio method and Bornhuetter Ferguson method for each accident year;

•	The expected loss development profiles;

•	A consistent claims handling process;

•	A consistent payout pattern;

•	No unusual growth patterns;

•	No major shift in liability limits distribution on liability policies; and

•	No significant prospective changes in workers’ compensation laws that would significantly affect future payouts.

The loss ratio selections and loss development profiles are developed primarily using our own historical claims and loss experience. These assumptions have not been modified from the preceding periods and are consistent with historical loss reserve development patterns.

Management believes our loss reserves at December 31, 2010 are adequate. New information, legislation, events or circumstances, unknown at the original valuation date, however, may result in future development to our ultimate losses significantly greater or less than the recorded reserves at December 31, 2010.

For non-credit lines of business, our claims handling process is the most likely of those assumptions previously noted to vary from our expectations. This assumption was determined to most likely impact our results of operations, financial position and liquidity, and thus we chose to measure the sensitivity to this assumption. The table below presents estimates of the range of likely scenarios related to a speed-up or slow-down of five days in the claims handling process and its subsequent impact on our estimate of gross loss reserves at year end (amounts in thousands). Without certainty of future reporting patterns, we do not consider any change within the range displayed as more reasonably likely than any other.

	Year ended December 31, 2010
	Cumulative Increase (Decrease)
	5 Day Speed Up	5 Day Slow Down

Personal:
Personal Auto	$(1,421)	$1,236
Homeowner	14	345

Commercial:
Agribusiness	71	377
Commercial auto	(374)	1,409

Other	(1,106)	3,169

The analysis of our credit insurance line of business quantifies the estimated impact on gross loss reserves of a reasonably likely scenario of varying the ratio applied to the unearned premium to determine the IBNR reserves at December 31, 2010. IBNR reserving methodology for this line of business focuses primarily on the use of a ratio applied to the unearned premium for each credit insurance product. The selected ratios are based on historical loss and claim data. In our analysis, we varied this ratio by +/- 5% across all credit insurance products combined. The results of our analysis show an increase or decrease in gross reserves across all accident years combined of approximately $7.2 million.

It is not appropriate to aggregate the impacts shown in our sensitivity analysis, as our lines of business are not directly correlated. The variations set forth are not meant to be a “best-case” or “worst-case” scenario, and therefore, it is possible that future variations may be more or less than the amounts in our sensitivity analysis. While we believe these are possible scenarios based on the information available to us at this time, we do not believe the reader should consider our sensitivity analysis an actual reserve range.

Reserving by class of business:

The weight given to a particular actuarial method depends on the characteristics specific to each class of business, including the types of coverage and the expected claim-tail.

Short-tail business - Lines of business for which loss data emerge more quickly are referred to as short-tail lines of business. For these lines, emergence of paid losses and case reserves is credible and likely indicative of ultimate losses; therefore, more reliance is placed on the Loss or Expense Development methods.

Large catastrophe and weather-related events are analyzed separately using information available to our claims staff, loss development profiles from similar events and our own historical experience.

Long-tail business - For long-tail lines of business, emergence of paid losses and case reserves is less credible in early periods and, accordingly, may not be indicative of ultimate losses. For these lines of business, more reliance is placed on the Bornhuetter Ferguson and Initial Expected Loss Ratio methods.

Credit business - For credit lines of business, the IBNR is estimated either by applying a selected ratio to the unearned premium reserve or by using the loss development methods previously discussed.

Loss adjustment expenses – We estimate adjusting and other expense separately from loss reserves using the Calendar Year Paid-to-Paid method. Reserves for defense and cost containment expense are estimated separately from loss reserves, using either the Loss or Expense Development method or Ratio of Paid Defense and Cost Containment Expense to Paid Loss method.

Reinsurance

Reinsurance recoverable balances include amounts owed to us in respect of paid and unpaid ceded losses and loss expenses and are presented net of a reserve for non-recoverability. At December 31, 2010 and 2009, reinsurance recoverable balances were $355.2 million and $371.7 million, respectively.

Recoveries on our gross ultimate losses are determined using distributions of gross ultimate loss by layer of loss retention to estimate ceded IBNR as well as through the review of individual large claims. The most significant assumption we use is the average size of the individual losses for claims that have occurred but have not yet been recorded by us. The reinsurance recoverable is based on what we believe are reasonable estimates and is disclosed separately in the consolidated financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all losses are settled.

We manage counterparty risk by entering into agreements with reinsurers we generally consider to be highly rated. However, we do not require a specified minimum rating. We monitor the concentrations of the reinsurers and reduce the participation percentage of lower-rated companies when appropriate. We believe we currently have no reinsurance amounts with any significant risk of becoming unrecoverable due to reinsurer insolvency.

Our reinsurance contracts contain clauses that allow us to terminate the participation with reinsurers who are downgraded. Our risk assessment is comprised of industry ratings, recent news and reports, and a limited review of financial statements, for any new reinsurer under consideration. We also may require letters of credit, trust agreements, or cash advances from unauthorized reinsurers (reinsurers not licensed in our state of domicile) to fund their share of outstanding losses and LAE. Final assessment is based on the judgment of senior management.

Pension and Postretirement Benefit Plans

We maintain qualified and nonqualified defined benefit pension plan and one qualified defined benefit pension plan. We also provide certain health and life insurance benefits to qualified current and former employees. We recognize the funded status of defined benefit pension and other postretirement plans on our consolidated statements of financial position.

The pension benefit and postretirement benefit obligations and related costs for all plans are calculated using actuarial concepts in accordance with the relevant accounting guidance. The discount rate and the expected return on plan assets are important elements of expense and/or liability measurement. We evaluate these key assumptions annually. Other assumptions involve demographic factors such as retirement age, mortality, turnover and rate of compensation increases.

We use a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. To determine the expected long-term rate of return on plan assets, a building-block method is used. The expected rate of return on each asset is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). Using this approach, the precise expected return derived will fluctuate somewhat from year to year; however, it is our policy to hold this long-term assumption relatively constant.

The assumptions used in the measurement of our pension benefit obligations for 2010 and 2009 are as follows:

	Used for Net		Used for Net
	Benefit Cost	Used for Benefit	Benefit Cost	Used for Benefit
	for year ended	Obligations as of	for year ended	Obligations as of
	December 31, 2010	December 31, 2010	December 31, 2009	December 31, 2009

Discount rate	6.17%	5.34%	6.17%	5.73%
Rate of compensation increase	4.20	3.78%	4.20	4.20
Long-term rate of return	7.65	7.65%	7.65	7.65

Other-Than-Temporary Impairment

Our accounting policy requires that a decline in the fair value of investment securities below their cost basis be evaluated on an ongoing basis to determine if the decline is other-than-temporary. There are a number of assumptions and estimates inherent in evaluating impairments to determine if they are other-than-temporary which include 1) our ability and intent to hold the investment securities for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities or less than cost basis; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions, which could affect liquidity.

Litigation Contingencies

We review existing litigation and potential litigation with counsel quarterly to determine if an accrual of a liability for possible losses is necessary. Liabilities for losses are established whenever they are probable and estimable based on our best estimate of the probable loss. If no one number within the range of possible losses is more probable than any other, we record a liability at the low end of the estimated range.

Based on information currently available, we believe that amounts ultimately paid, if any, arising from existing and currently potential litigation would not have a material effect on our results of operations and financial condition. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than we anticipate, the resulting liability could have a material impact on the consolidated financial statements.

Federal Income Taxes

Our effective tax rate is based on income, non-taxable and non-deductible items, statutory tax rates and tax planning opportunities available. Inherent in determining our annual tax rate are judgments regarding business plans, planning opportunities and expectations about future outcomes.

Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which we have already recorded the tax benefit in our income statement. Deferred tax liabilities generally represent tax expense recognized in our consolidated financial statements for which tax payment has been deferred, or expenditures for which we have already taken a deduction in our tax return but have not yet recognized in our consolidated financial statements.

U.S. GAAP requires us to evaluate the recoverability of our deferred tax assets and establish a valuation allowance, if necessary, to reduce our deferred tax asset to an amount that is more-likely-than-not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. Although realization is not assured, management believes it is more-likely-than-not that the deferred tax assets, net of valuation allowances, will be realized.

Our accounting represents management’s best estimate of future events that can be appropriately reflected in the accounting estimates. Certain changes or future events, such as changes in tax legislation, geographic mix of earnings and completion of tax audits could have an impact on our estimates and effective tax rate. For example, the dividends received deduction (“DRD”) reduces the amount of dividend income subject to tax and is a significant component of the difference between our actual tax expense and the expected amount determined using the U.S. federal statutory tax rate of 35%. The U.S. Department of the Treasury and the Internal Revenue Service (“IRS”) intend to address through regulations the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through regulations or legislation, could increase our actual tax expense and reduce our consolidated net income.

Our liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties, that relate to tax years still subject to review by the IRS or other taxing authorities. Audit periods remain open for review until the statute of limitations has passed. The statute of limitations for the examination of federal income tax returns by the IRS for years 2006 to 2009 has either been extended or has not expired. In the opinion of management, all prior year taxes have been paid or adequate provisions have been made for any uncertain tax positions taken in prior year returns.

Consolidated Results of Operations

The following is a discussion of our consolidated results of operations, which should be read in conjunction with the Outlook section. For discussions of our segments’ results, see the “Results of Operations and Related Information by Segment” section. The following table sets forth the consolidated results of operations (in thousands):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Premiums and other revenues:
Premiums	$1,877,908	$1,974,024	$1,888,495	$(96,116)	$85,529
Other policy revenues	185,805	179,504	174,899	6,301	4,605
Net investment income	911,915	839,777	795,442	72,138	44,335
Realized investments gains (losses), net	74,062	(73,855)	(379,034)	147,917	305,179
Other income	17,398	19,000	22,777	(1,602)	(3,777)

Total revenues	3,067,088	2,938,450	2,502,579	128,638	435,871

Benefits, losses and expenses:
Policy benefits	1,608,415	1,709,899	1,601,854	(101,484)	108,045
Interest credited to policy account balances	393,119	370,563	299,833	22,556	70,730
Commissions	448,880	459,943	475,345	(11,063)	(15,402)
Other operating costs and expenses	454,146	471,920	493,907	(17,774)	(21,987)
Change in deferred policy acquisition costs (1)	(40,095)	(63,611)	(67,439)	23,516	3,828

Total benefits and expenses	2,864,465	2,948,714	2,803,500	(84,249)	145,214

Income (loss) before other items and federal income taxes	$202,623	$(10,264)	$(300,921)	$212,887	$290,657

(1)	A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Consolidated income before other items and federal income taxes increased during 2010 compared to 2009. The increase was primarily driven by the following:
•	an increase in our Corporate and Other segment’s realized investment gains and net investment income as a result of improved market conditions,
•	a decrease in policy benefits across all segments,
•	a decrease in other operating costs and expenses in our Life and Health segments,
•	partially offset by a decrease in Life and Health segment premiums and an increase in Annuity segment interest credited to policy account balances.

Consolidated income before other items and federal income taxes increased during 2009 compared to 2008. The increase was primarily driven by the following:
•	a decrease in our Corporate and other segment’s realized investment losses partially offset by increased investment income,
•	an increase in annuity premiums,
•	partially offset by increased policy benefits in annuities due to strong single premium immediate annuity sales and increased interest credited to policy account balances.

Results of Operations and Related Information by Segment

Life

The Life segment markets traditional life insurance products such as whole life and term life, and interest sensitive life insurance products such as universal life, variable universal life as well as indexed universal life. These products are marketed on a nationwide basis through employee agents, multiple-line agents, independent agents, brokers and direct marketing channels.

Life segment financial results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Revenues:
Premiums	$282,160	$284,530	$299,338	$(2,370)	$(14,808)
Other policy revenues	170,729	164,748	154,984	5,981	9,764
Net investment income	223,753	222,611	226,643	1,142	(4,032)
Other income	3,547	2,720	3,767	827	(1,047)

Total revenues	680,189	674,609	684,732	5,580	(10,123)

Benefits, losses and expenses:
Policy benefits	294,177	297,719	296,078	(3,542)	1,641
Interest credited to policy account balances	59,149	58,983	62,221	166	(3,238)
Commissions	91,165	91,968	126,813	(803)	(34,845)
Other operating costs and expenses	178,619	185,048	222,908	(6,429)	(37,860)
Change in deferred policy acquisition costs	(1,963)	1,536	(42,103)	(3,499)	43,639

Total benefits, losses and expenses	621,147	635,254	665,917	(14,107)	(30,663)

Income before other items and federal income taxes	$59,042	$39,355	$18,815	$19,687	$20,540

Earnings for the year ended December 31, 2010 increased significantly compared to 2009 primarily due to an increase in other policy revenues, decreases in policy benefits and operating expenses, and an increase in deferred policy acquisition costs. Operating expenses in 2010 were lower due to the absence of nonrecurring costs associated with the Company’s SEC registration and lower direct marketing expenses. The increase in other policy revenues was due to higher policy service fees on a growing block of interest-sensitive life policies.

For the year ended December 31, 2009, earnings increased compared to 2008. The overall increase was primarily attributed to lower operating expenses in 2009 due to the absence of two lawsuit settlements recorded in 2008. In addition, expenses related to preparing for our initial SEC registration decreased compared to 2008.

During the second quarter of 2009, we paid $12.9 million in connection with the settlement of a class action lawsuit that was finalized in 2007. Such settlement was comprised of credit life premium refunds and other related damages and fees to certain previously insured persons. The Life segment was fully reserved for this settlement and did not incur any related impact to its results of operations for the year ended December 31, 2009. For additional information on this settlement, refer to the discussion of the Perkins litigation in Note 16 of the Notes to the Consolidated Financial Statements in our amended Form 10 Registration Statement, filed with the SEC on July 1, 2009.

Premiums

Revenues from traditional life insurance products include scheduled premium payments from policyholders on whole life and term life products. These premiums are in exchange for financial protection for the policyholder from a specific insurable event, such as death or disability. The change in these premiums is impacted by new sales during the period and the persistency of in-force policies.

Premiums have decreased during the past two years. The decrease in premiums for both periods was attributable to increasing Yearly Renewable Term renewal ceded reinsurance premiums on the higher face amounts issued in 2007, 2008 and 2009.

Other Policy Revenues

Other policy revenues include mortality charges, earned policy service fees, and surrender charges on interest-sensitive life insurance policies. These charges increased for the year ended December 31, 2010 compared to 2009 primarily due to higher policy service fees on a growing block of life policies. This increase reflects growth in interest-sensitive life business.

Other policy revenues also increased for the year ended December 31, 2009 compared to 2008. The increase was primarily due to higher mortality charges and fees, which are a result of the large volume of sales of lifetime secondary guarantee universal life products in previous years.

Commissions

Commissions remained relatively flat for the year ended December 31, 2010 compared to 2009.

Commissions decreased for the year ended December 31, 2009 compared to 2008. The decrease was primarily attributable to lower first year universal life premiums. Partially offsetting the decrease in first year commissions was the increase in renewal commissions at a lower rate on a large portion of business sold in 2008. In addition, credit life business experienced a decrease in sales for 2009 as a result of the downturn in the economy and the constraints of the credit markets.

Other Operating Costs and Expenses

Other operating costs and expenses decreased for the year ended December 31, 2010 compared to 2009. The decrease was primarily due to reductions in consulting fees attributed to Sarbanes-Oxley and SEC registration, as well as marketing and legal expenses.

For the year ended December 31, 2009, other operating costs and expenses decreased compared to 2008. The decrease was primarily due to a decrease in production bonuses, which is directly a result of lower sales in 2009. Additionally, there was a reduction in marketing expenses for our Direct Marketing channel.

Change in Deferred Policy Acquisition Costs

The following table presents the components of the change in DAC (in thousands):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Acquisition cost capitalized	$80,789	$77,161	$129,031	$3,628	$(51,870)
Amortization of DAC	(78,826)	(78,697)	(86,928)	(129)	8,231

Change in deferred policy acquisition costs (1)	$1,963	$(1,536)	$42,103	$3,499	$(43,639)

(1)	A positive amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Acquisition costs capitalized increased for the year ended December 31, 2010 compared to 2009.
The increase primarily resulted from non-commission related compensation. The amortization of DAC as a percentage of gross profit for the year ended December 31, 2010 and 2009 was 39.2% and 43.3%, respectively. The decrease in DAC amortization rate was primarily due to lower lapse rates in 2010. The average annualized lapse/surrender rates for the Life segment were 10.1% and 10.7% for the years ended December 31, 2010 and 2009, respectively. In general, stable or lower lapse rates are important toward maintaining profitability of the Life segment, as higher lapse rates will reduce the average term of the in-force block of business and could result in acceleration of DAC amortization.

Acquisition costs capitalized decreased for the year ended December 31, 2009 compared to 2008.
This decrease resulted from the decline in production related compensation in first year commissions to our independent agents. The amortization of DAC as a percentage of gross profits for the years ended December 31, 2009, and 2008 was 43.3%, and 44.5%, respectively. The change in the ratio for 2009 was primarily attributable to the premium refund lawsuit as previously described. Profitability was down due to decreased investment yields and increased surrenders.

The average annualized lapse/surrender rates in the Life segment were 10.7%, and 10.5% for the years ended December 31, 2009, and 2008, respectively. These combined rates reflected both first year and renewal business. Over the course of 2008 through 2010, we experienced normal fluctuations in lapse rates.

Reinsurance

The table below summarizes reinsurance reserve and premium amounts assumed and ceded (in thousands):

	Reserves			Premiums
	Years Ended December 31,			Years Ended December 31,
	2010	2009	2008	2010	2009	2008

Reinsurance assumed	$9,827	$19,514	$25,553	$(1,130)	$4,512	$8,460
Reinsurance ceded	(173,097)	(160,934)	(147,523)	(86,241)	(74,577)	(80,826)

Total	$(163,270)	$(141,420)	$(121,970)	$(87,371)	$(70,065)	$(72,366)

We use reinsurance to mitigate excessive risk to the Life segment. As of December 31, 2010, our current consolidated retention limit was $1,550,000 for traditional and universal life. Accidental death benefits and premium waiver benefits are mostly retained on new business issued beginning in 2008. Increases in reserves and premium amounts ceded primarily reflect increased use of reinsurance in conjunction with treaties related to universal life products. Decreases in assumed reserves and premium were primarily due to the cancellation of the our reinsurance agreement with two credit life reinsurers. Those blocks of business are now in run-off, and the new business retained is currently written by us on a direct basis.

We periodically adjust our reinsurance program and retention limits as market conditions warrant, consistent with our corporate risk management strategy. While we have, in the past, reinsured up to 90% of new business, we are currently reinsuring newly developed permanent products on a modified excess retention basis, in which we reinsure mortality risk on a yearly renewable term basis, ceding a 75% quota share of policies with a face value of at least $500,000 up to our retention and then a 100% quota share in excess of retention. Term products are coinsured between 60% and 100% on a first-dollar quota share basis. Current traditionally marketed term products are coinsured on a 90% quota share basis, while current direct marketed products are coinsured on a 60% basis, up to our retention, and then a 100% quota share in excess of retention.

In the case of credit life business, we use reinsurance primarily to provide producers of credit-related insurance products the opportunity to participate in the underwriting risk through offshore producer-owned reinsurance companies. A majority of the treaties entered into by our Credit Insurance Division are normally written on a 100% coinsurance basis with benefit limits of $100,000 on credit life. We have entered into funds withheld reinsurance treaties which are ceded to the reinsurer on a written basis.

Our individual life reinsurance is primarily placed with highly rated companies, and we monitor the financial condition of those companies. For 2010, the companies where we have placed material amounts of reinsurance for the Life segment are shown in the table below (in thousands, except percentages):

	A.M. Best	Ceded	Percentage of
Reinsurer	Rating(1)	Premium	Gross Premium

Swiss Re Life and Health America Inc.	A	$23,332	6.5%
Munich American Reassurance Company	A+	12,065	3.4%
Transamerica Life Insurance Company	A+	9,882	2.8%
General Re Life Corporation	A++	8,410	2.3%
SCOR Global Life Re Insurance Company of Texas	A-	7,173	2.0%
Other Reinsurers with no single company greater than 2% of the total		3,473	83.0%

Total life reinsurance ceded		$75,735	100.0%

(1)	A.M. Best rating as of the most current information available February 22, 2011.

Policy in-force information

The following table summarizes the Life segment’s in-force amounts (in thousands):

	Years Ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Life insurance in-force:
Traditional life	$45,919,000	$45,229,000	$45,008,000	$690,000	$221,000
Interest sensitive life	23,879,000	24,219,000	24,863,000	(340,000)	(644,000)

Total life insurance in-force	$69,798,000	$69,448,000	$69,871,000	$350,000	$(423,000)

The following table summarizes the Life segment’s policy counts (in thousands):

	Years Ended December 31,			Change Over Prior Year
	2010	2009	2008	2010	2009

Number of policies:
Traditional life	2,274	2,347	2,452	(73)	(105)
Interest sensitive life	176	175	176	1	(1)

Total number of policies	2,450	2,522	2,628	(72)	(106)

There was a slight increase in total life insurance in-force as of December 31, 2010 when compared to 2009, as new policies issued exceeded the aggregate face amount of older policies terminated by death, lapse, or surrender.

The total life insurance in-force experienced a minimal decrease as of December 31, 2009 when compared to 2008. The decrease was mainly attributed to a reduction in the average face amount of our interest sensitive life policies, partially offset by an increase in the average face amount of the traditional life policies.

The decreasing policy count, from 2008 through 2010, is attributable primarily to the natural attrition of a larger number of older policies, partially offset by newer policies that are fewer in number but larger in face amount.

Annuity

We develop, sell and support a variety of immediate and deferred annuities, including fixed, equity-indexed and variable products. We sell these products through independent agents, brokers, financial institutions, and multiple-line and employee agents.

Annuity segment financial results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Revenues:
Premiums	$174,193	$220,284	$116,248	$(46,091)	$104,036
Other policy revenues	15,076	14,756	19,915	320	(5,159)
Net investment income	510,106	449,035	374,023	61,071	75,012
Other income (expense)	(7,900)	(3,870)	(5,718)	(4,030)	1,848

Total revenues	691,475	680,205	504,468	11,270	175,737

Benefits, losses and expenses:
Policy benefits	205,948	249,709	142,867	(43,761)	106,842
Interest credited to policy account balances	333,970	311,580	237,612	22,390	73,968
Commissions	95,701	107,053	79,213	(11,352)	27,840
Other operating costs and expenses	62,791	59,254	45,491	3,537	13,763
Change in deferred policy acquisition costs	(44,569)	(62,013)	(20,690)	17,444	(41,323)

Total benefits, losses and expenses	653,841	665,583	484,493	(11,742)	181,090

Income before other items and federal income taxes	$37,634	$14,622	$19,975	$23,012	$(5,353)

Earnings for the year ended December 31, 2010 improved significantly when compared to 2009 primarily due to an increase in our net investment income offset by an increase in interest credited to policy account balances. These changes are explained further in the “Interest Credited to Policy Account Balances” section.

Earnings decreased for the year ended December 31, 2009 compared to 2008. A number of factors contributed to the lower earnings, including compressed earned investment spreads, decreased annuity surrender charge revenue and certain non-recurring expenses. The expense increases are primarily due to our initial SEC registration. Interest spreads in 2009 were below 2008 levels as a result of lower yields on our larger cash and cash equivalents position from those in 2008.

Surrender charge revenue decreased in 2009 compared to 2008 as a result of fewer surrenders. Additionally, some policies surrendered in 2009 with positive market value adjustments which increased the cash surrender value paid and consequently decreased surrender charges collected.

Premiums

Amounts received on SPIA are classified as premiums and are earned immediately as income. Amounts received from fixed deferred annuity policyholders and equity-indexed deferred annuity policyholders are classified as policy deposits and are not part of earned premiums. Annuity premium and deposit amounts received are shown in the table below (in thousands):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Fixed deferred annuity	$1,045,429	$1,715,871	$1,573,237	$(670,442)	$142,634
Equity-indexed deferred annuity	340,920	239,664	85,334	101,256	154,330
Single premium immediate annuity	177,688	227,937	121,952	(50,249)	105,985
Variable deferred annuity	90,188	99,429	103,233	(9,241)	(3,804)

Total	1,654,225	2,282,901	1,883,756	(628,676)	399,145

Less: policy deposits	1,480,032	2,062,617	1,767,508	(582,585)	295,109

Total earned premiums	$174,193	$220,284	$116,248	$(46,091)	$104,036

Fixed deferred annuity receipts decreased for the year ended December 31, 2010 compared to 2009, which had abnormally high sales in the first quarter of 2009 due to a “flight to safety” related to the credit crisis of late 2008. Equity-indexed deferred annuity premiums and deposits increased for the year ended December 31, 2010 compared to 2009 as certain annuitants accepted some exposure to volatility in the pursuit of potentially higher returns. Equity-indexed deferred annuities allow policyholders to participate in equity returns while also having certain downside protection resulting from the guaranteed minimum returns defined in the products.

Fixed deferred annuity receipts for the year ended December 31, 2009 increased compared to 2008. The increase in sales of our fixed deferred annuity products was a result of lower yields on competing products such as CD’s and money market funds and policyholders looking for an alternative to the volatile stock market. Equity-indexed deferred annuity sales also increased for the year ended December 31, 2009 compared to 2008 as investors accepted some risk in the pursuit of potentially higher returns while receiving some guaranteed minimum return.

SPIA premiums decreased for the year ended December 31, 2010 compared to 2009. The competitiveness of rates in the SPIA line change very quickly and premium income reflects changes in our position relative to the financial marketplace. We believe that the current low interest rate environment has led some prospective SPIA buyers to defer their purchase of a payout annuity and temporarily invest in cash and cash equivalents, in the hope that rates will be higher at a later date, affording a higher annuity payment per premium dollar.

SPIA premiums increased in 2009 compared to 2008 as a direct result of consumers’ search for a more stable retirement income.

Variable deferred annuity products are a relatively small portion of our annuity portfolio. Variable deferred annuity premiums decreased for the past two years. This decrease is primarily attributable to our competitive position, as we do not offer income guarantees on our variable deferred annuity products.

Net Investment Income

Net investment income, a key component of the profitability of the Annuity segment, increased for the year ended December 31, 2010 compared to 2009 and 2009 compared to 2008. The increase is mainly attributed to growth in the assets backing the in-force fixed deferred annuity account balances of 10.5% and 17.8% for 2010 and 2009, respectively.

In 2009, our fixed deferred annuity account values rose by $1.2 billion to $8.2 billion compared to an increase of $707.9 million in 2008. Also contributing to the increases in net investment income was the positive change in realized and unrealized gains on equity options. Equity option gains increased $29.8 million to $5.4 million during 2009.

For a number of years, earnings in the Annuity segment have been pressured by lower average yield rates on the bonds and mortgage loans supporting the reserves. Offsetting the effect of lower yield rates, crediting rates on interest-sensitive products have decreased accordingly where permitted by policy terms. Since approximately 90% of the Annuity segment is interest-sensitive, offsetting credited rate adjustments are usually possible subject to minimum interest rate guarantees that may apply. We have reconfigured the product portfolio to lower those guarantees in response to the current low interest rate environment.

We utilize equity calls as a means to hedge equity-indexed deferred annuity benefits. The realized and unrealized gains or losses on the equity options causes fluctuations in net investment income. Accordingly, we analyze net investment income with and without equity option returns. Refer to the analysis of net investment income with and without equity options in the table shown below (in thousands):

	With Options			Without Options
	Years ended December 31,			Years ended December 31,
	2010	2009	2008	2010	2009	2008
Net investment income	$510,106	$449,035	$374,023	$500,163	$443,655	$398,423

The fluctuations in net investment income due to equity option returns is offset in part by changes in equity-indexed deferred annuity interest credited (which has an implied embedded derivative gain/(loss) component). See the discussion in the Interest Credited to Policy Account Balances section for presentation of interest credited with and without equity-indexed deferred annuity interest credited.

Account Values

We monitor account values and changes in those values as a key indicator of the performance of our Annuity segment. Changes in account values are mainly the result of net inflows, surrenders, policy fees, interest credited and market value changes (in thousands):

	Years Ended December 31,
	2010	2009	2008

Fixed deferred annuity:
Account value, beginning of period	$8,151,365	$6,918,365	$6,210,456
Net inflows	528,338	930,417	487,410
Fees	(10,080)	(10,592)	(15,363)
Interest credited	337,069	313,175	235,862

Account value, end of period	$9,006,692	$8,151,365	$6,918,365

Variable deferred annuity:
Account value, beginning of period	$400,624	$309,011	$429,505
Net inflows/(outflows)	(27,792)	20,452	24,364
Fees	(4,795)	(4,096)	(4,582)
Change in market value and other	47,720	75,257	(140,276)

Account value, end of period	$415,757	$400,624	$309,011

Single premium immediate annuity:
Reserve, beginning of period	$820,295	$701,141	$693,137
Net inflows/(outflows)	42,476	84,785	(26,330)
Interest and mortality	40,355	34,369	34,334

Reserve, end of period	$903,126	$820,295	$701,141

Fixed Deferred Annuity: For the year ended December 31, 2010, fixed deferred annuity account values increased $855.3 million compared to an increase of $1.2 billion in 2009. The reduced growth in 2010 was primarily the result of the abnormally high levels of growth in 2009. Slower growth in 2010 was partially offset by a decrease in surrenders when compared to 2009.

Account values associated with fixed deferred annuities increased $1.2 billion for the year ended December 31, 2009 as a result of an increase in sales of fixed deferred annuity products.

Fees charged against account values decreased $4.8 million for the year ended December 31, 2009 compared to 2008 due to a decline in surrender charges.

Variable Deferred Annuity: For the year ended December 31, 2010, variable deferred annuity account values increased $15.1 million compared to an increase of $91.6 million in 2009. This lower increase was attributed mainly to an increase in surrenders and a decrease in market appreciation in 2010 compared to 2009.

Variable deferred annuity account values increased $91.6 million for the year ended December 31, 2009 primarily due to fluctuations in market value.

A portion of the variable deferred annuity policies include guaranteed minimum death benefits. The total account value related to variable deferred annuity policies with guaranteed minimum death benefit features was $67.0 million, $66.8 million and $60.4 million as of December 31, 2010, 2009 and 2008, respectively.

We are subject to equity market volatility related to these guaranteed minimum death benefits. We use reinsurance to mitigate the mortality exposure associated with such benefits. Our maximum guaranteed minimum death benefit exposure, before reinsurance, in the event that all annuitants die, was $3.0 million, $6.6 million and $17.9 million as of December 31, 2010, 2009 and 2008, respectively. The decreases in the amounts at risk was due to an improved equity investment market.

SPIA: For the year ended December 31, 2010, SPIA reserves increased $82.8 million compared to an increase of $119.2 million in 2009. The decrease in growth was primarily due to lower sales in a lower interest rate environment.

SPIA reserves increased $119.2 million for the year ended December 31, 2009 primarily due to reserves established on inflows from new sales and accretion of reserves on existing policies due to interest and survivorship.

PolicyBenefits

Benefits consist of annuity payments and reserve increases on SPIA contracts. Benefits decreased for the year ended December 31, 2010 compared to 2009. The decrease was mainly attributed to a reduced amount of new-issue reserve additions due to lower SPIA premium receipts in 2010. Benefits increased for the year ended December 31, 2009 compared to the year ended December 31, 2008 due to higher SPIA in-force policies resulting from increased SPIA sales.

Interest Credited to Policy Account Balances

Interest credited to policy account balances is generally comprised of interest accruals to fixed deferred annuity account balances. Equity-indexed deferred annuities include a fixed host annuity contract and an embedded equity derivative. In addition to the accrual of interest on the host contract, the gain or loss on the embedded equity derivative is also recognized as interest credited to policy account balances. Equity-indexed deferred annuity interest credited can fluctuate from one period to the next as a result of this embedded equity derivative. For this reason, we analyze interest credited to policy account balances with and without equity-indexed deferred annuities. A comparison of interest credited to policy account balances with and without equity-indexed deferred annuities are shown in the table below (in thousands):

	With Equity-Indexed Deferred Annuities			Without Equity-Indexed Deferred Annuities
	Years ended December 31,			Years ended December 31,
	2010	2009	2008	2010	2009	2008

Interest credited to policy account balances	$333,970	$311,580	$237,612	$309,031	$293,857	$254,313

The fluctuations in interest credited due to the embedded equity derivative returns is offset in part by changes in equity option investment income (loss), since the equity options are held to hedge the equity-indexed deferred annuity benefits. See the discussion in the Net Investment Income section for presentation of investment income with and without investment income (loss) from equity options.

The equity-indexed deferred annuities portion of the interest credited to account balances amounted to increases of $24.9 million, $17.7 million and a decrease of $16.7 million for the years ended December 31, 2010, 2009 and 2008, respectively. The increase in the interest credited amounts each year was primarily attributable to the growth of in-force account balances due to sales. The negative amount in 2008 was primarily a result of the volatile financial market conditions during 2008, and the resulting fall of financial indexes during the year.

Interest credited to policy account balances without equity-indexed deferred annuities increased for the past two years. The increase was primarily attributed to increases in in-force fixed deferred annuity account balances due to new premiums.

The profits on fixed deferred annuity contracts are driven by interest spreads and, to a lesser extent, other policy fees. When determining crediting rates for fixed deferred annuities, management considers current investment yields in setting new money crediting rates and looks at average portfolio yields when setting renewal rates. In setting rates, management takes into account target spreads established by pricing models while also factoring in price levels needed to maintain a competitive position. Target interest spreads vary by product depending on specific attributes.

Commissions

Commissions decreased for the year ended December 31, 2010 compared to 2009, and increased for the year ended December 31, 2009 compared to 2008 primarily due to fluctuations in sales each year.

Other Operating Costs and Expenses

Other operating costs and expenses increased slightly during 2010 compared to 2009 primarily the result of increases to our allocated overhead expenses during the year.

Other operating costs and expenses increased during 2009 compared to 2008. This was primarily the result of increases to our allocated overhead expenses and our initial SEC registration. Also, there were expense increases that were attributable to agent production bonus payments resulting from the increased level of new business written.

Change in Deferred Policy Acquisition Costs

The change in DAC represents acquisition costs capitalized, net of amortization of existing DAC. The amortization of DAC is calculated in proportion to gross profits. The following table presents the components of change in DAC (in thousands):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Acquisition cost capitalized	$117,090	$126,769	$96,544	$(9,679)	$30,225
Amortization of DAC	(72,521)	(64,756)	(75,854)	(7,765)	11,098

Change in deferred policy acquisition costs (1)	$44,569	$62,013	$20,690	$(17,444)	$41,323

(1)	A positive amount of net change indicates more expense was deferred than amortized and is a decrease to expense in the periods indicated.

An important measure of the Annuity segment is amortization of DAC as a percentage of gross profits. The amortization of DAC as a percentage of gross profits for the years ended December 31, 2010, 2009, and 2008 was 57.3%, 63.7%, and 68.9%, respectively. The reduction in the ratio was due to improved persistency. We believe low interest rates on competing guaranteed interest products, such as certificates of deposit and money market funds, was a contributing factor to our improved persistency.

Acquisition costs capitalized increased in 2009 compared to 2008 due to higher sales of fixed deferred annuities, which resulted in increases to commissions and other operating costs and expenses.

Reinsurance

We employ reinsurance for guaranteed minimum death benefit risks on certain variable annuity contracts. Our maximum guaranteed minimum death benefit exposure, before reinsurance, which represents the total exposure in the event that all annuity policyholders die, was $3.0 million and $6.6 million as of December 31, 2010 and 2009, respectively. After reinsurance, the net amounts at risk were $1.1 million and $3.3 million, as of December 31, 2010 and 2009, respectively. All such guaranteed minimum death benefit reinsurance is with reinsurers rated “A” or higher by A.M. Best.

Health

The Health segment has been primarily focused on supplemental and limited benefit coverage products including Medicare Supplement insurance for the aged population as well as hospital surgical and cancer policies for the general population. In 2010, premium volume for health insurance-related products was concentrated in our Medicare Supplement (44.5%) and medical expense (25.5%) lines. Our other health products include credit accident and health policies, employer-based stop loss, and dental coverage. Our health insurance products are distributed through our network of independent agents and MGUs.

Health Segment results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Revenues:
Premiums	$263,294	$309,701	$290,883	$(46,407)	$18,818
Net investment income	14,855	15,992	16,566	(1,137)	(574)
Other income	10,384	10,382	13,252	2	(2,870)

Total premiums and other revenues	288,533	336,075	320,701	(47,542)	15,374

Benefits and expenses:
Policy benefits	184,554	239,407	223,055	(54,853)	16,352
Commissions	35,263	51,717	43,219	(16,454)	8,498
Other operating costs and expenses	49,634	62,134	69,961	(12,500)	(7,827)
Change in deferred policy acquisition costs	4,886	5,017	5,023	(131)	(6)

Total benefits and expenses	274,337	358,275	341,258	(83,938)	17,017

Income (loss) before other items and federal income taxes	$14,196	$(22,200)	$(20,557)	$36,396	$(1,643)

Earnings for the Health segment improved for the year ended December 31, 2010 compared to 2009, primarily as a result of reductions in policy benefits and a decrease in commissions. Lower operating costs and expenses also contributed to the improvement in earnings resulting from lower personnel costs. A decrease in premiums resulting from a reduction of in-force policies partially offset the improvement in earnings.

Earnings for the Health segment experienced a slight decline in 2009 relative to 2008. During 2009, earnings were negatively impacted by one-time charges of $5.9 million, which included a $2.8 million marketing expense, as well as several large claims incurred on our medical expense line.

During 2009, as a matter of standard practice, a review of the records of one of our MGUs resulted in the following adjustments, which were recorded in 2009 (the “review adjustments”): $23.6 million increase in premiums, $12.9 million increase in policy benefits and $10.7 million increase in commissions. These review adjustments had no material net impact to the consolidated statements of operations for 2009.

Premiums

Premiums for the periods indicated are as follows (in thousands, except percentages):

	Years ended December 31,
	2010		2009		2008
	Premiums		Premiums		Premiums
	dollars	percentage	dollars	percentage	dollars	percentage

Medicare Supplement	$117,132	44.5%	$123,102	39.8%	$120,757	41.5%
Medical expense	67,050	25.5	80,716	26.1	78,291	26.9
Group	29,343	11.1	33,484	10.8	33,758	11.6
Credit accident and health	21,553	8.2	19,627	6.3	24,676	8.5
All other	28,216	10.7	52,772	17.0	33,401	11.5

Total	$263,294	100.0%	$309,701	100.0%	$290,883	100.0%

The Health segment’s earned premiums decreased during the year ended December 31, 2010 compared to 2009, which was mainly attributable to the discontinuation of sales of our medical expense insurance plans effective June 30, 2010. Additionally, the decrease was driven by the non-renewal of two MGUs (included in the “All other” line), decreased sales of our Medicare Supplement product in 2010, and the recording in 2009 of a one-time premium associated with the unwinding of an MGU.

The Health segment’s earned premiums increased for the year ended December 31, 2009 compared to 2008. The increase was primarily driven by premium rate increases on our Medicare Supplement line and the review adjustments previously described.

Our in-force certificates or policies as of the dates indicated are as follows:

	Years ended December 31,
	2010		2009		2008
	number	percentage	number	percentage	number	percentage

Medicare Supplement	48,584	8.0%	58,627	8.9%	60,264	8.2%
Medical expense	11,057	1.8	18,368	2.8	20,352	2.8
Group	17,038	2.8	23,890	3.7	21,409	2.9
Credit accident and health	294,702	48.2	309,695	47.2	323,158	44.0
All other	239,624	39.2	245,689	37.4	309,938	42.1

Total	611,005	100.0%	656,269	100.0%	735,121	100.0%

Our total in-force policies had a net decrease during the year ended December 31, 2010 compared to 2009. The net decrease was mainly attributed to a decrease in the credit accident and health line due to a decrease in short-term furniture and finance company credit product. Management expects a decreasing trend on this product to continue in the future. Also contributing to the decrease in the in-force policies were the decrease in Medicare Supplement line production resulting from current market conditions and a decrease in medical expense line as a result of discontinuance of sales.

Policy Benefits

A reduction in the medical expense benefit ratio, the loss of two MGUs, and the discontinuance of medical expense sales produced a decrease in benefits. The medical expense benefit ratio, measured as the ratio of claims and other benefits to premiums, decreased to 70.1% for the year ended December 31, 2010, from 77.3% for the same period in 2009. Unexpected high claim payments on medical expense products in 2009, with a subsequent return to lower levels during 2010, contributed to the decrease in the benefit ratio.

The benefit ratio increased slightly to 77.3% for 2009 from 76.7% for 2008. The medical expense line was the largest driver of the increase in benefit ratio. The increase in benefit ratio on the medical expense line was primarily attributable to aggressive rates and underwriting practices in prior periods as well as several large claims incurred in 2009. The MGU line (included in the “All other” line) had a decrease in benefit ratio which helped offset the increase from the medical expense line. The 2009 benefit ratio was positively impacted by the review adjustments previously described. The 2008 benefit ratio was negatively impacted by expenses associated with litigation involving one MGU that resulted in $8.9 million of reinsurance write-offs in the first quarter of 2008. We have terminated our relationship with this particular MGU.
As of December 31, 2010, Health claim reserves decreased $8.7 million to $107.2 million from $115.9 million as of December 31, 2009. The decrease was primarily due to the decrease in medical expense and MGU reserves. As of

December 31, 2009, the Health claim reserve had increased $3.1 million from $112.8 million as of December 31, 2008. The increase was primarily due to an increase in the benefit ratio in 2009.

Commissions

Commissions decreased during the year ended December 31, 2010 compared to 2009 as a result of lower sales and a large ceded commission in the MGU line in 2009 that did not occur in 2010.

Commissions increased for the year ended December 31, 2009 as compared to the same period in 2008. The majority of the increase was attributed to the review adjustments previously discussed. The increase was partially offset by lower commissions incurred on our credit accident and health product, which resulted from a decline in the related earned premiums.

Other Operating Costs and Expenses

Other operating costs and expenses decreased for the year ended December 31, 2010 compared to 2009, which was mainly attributable to lower payroll costs and a one-time write-off of agent balances in 2009.

In 2009, other operating costs and expenses decreased when compared to the same period in 2008. The decrease was primarily attributed to the absence of a $10.9 million legal reserve for the previously noted settlement, which was established in September 2008. The above decrease was partially offset by increases in an excise tax on reinsured foreign premiums, employee benefits, information technology consulting fees and a one-time marketing expense of $2.8 million for the write-off of agents’ balances as part of reconciliations performed during 2009.

Change in Deferred Policy Acquisition Costs

Health premiums are recognized as revenue when due, but certain expenses associated with the acquisition of new business, such as commissions, are incurred before premiums can be earned. In order to recognize profits over the life of the policy, the expenses are deferred and amortized over the life of the policy. Generally, we expect the change in DAC to continue to follow the changes in the in-force block by policy duration.

The following table presents the components of the change in DAC (in thousands):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Acquisition cost capitalized	$18,087	$16,729	$22,762	$1,358	$(6,033)
Amortization of DAC	(22,973)	(21,746)	(27,785)	(1,227)	6,039

Change in deferred policy acquisition costs (1)	$(4,886)	$(5,017)	$(5,023)	$131	$6

As of December 31, 2010, the Health related DAC balance was $65.1 million compared to $69.9 million in 2009. The decrease in DAC was caused by the overall decrease in the sales of health products, particularly the medical expense, Medicare Supplement, and credit accident and health products.

As of December 31, 2009, the Health related DAC balance was $69.9 million compared to $74.9 million in 2008. The $5.0 million decrease in DAC reflects a reversal of acquisition costs previously capitalized and related amortization expense associated with the previously noted settlement as well as a reduction in the acquisition costs capitalized due to the decline in new sales of our Medicare Supplement and credit accident and health products.

Reinsurance

For the major medical business, we use reinsurance on an excess of loss basis. Our retention limit is $500,000 per claim on these types of policies. Certain amounts of stop-loss and other types of catastrophe health reinsurance programs are also reinsured. We manage these risks by reinsuring a majority of the risk to highly rated reinsurance companies. We also maintain reinsurance on a quota share basis for our long-term care and disability income business.

Reinsurance is also used in the credit accident and health business. In certain cases, particularly in the auto retail market, we may also reinsure the policy written through offshore producer-owned captive reinsurer to allow the dealer to participate in the performance of these credit accident and health contracts. A majority of the treaties entered into by our Credit Insurance Division are written on a 100% coinsurance basis with benefit limits of $1,000 per month.

The companies where we have placed material amounts of reinsurance for the Health segment are shown in the table below (in thousands, except percentages):

	A.M. Best	Ceded	Percentage of
Reinsurer	Rating(1)	Premium	Gross Premium

Maiden Re Insurance Company	A-	$21,916	18.8%
Harbour Life and Reinsurance Co. Ltd.	NR(2)	15,102	13.0
Munich Reinsurance America	A+	13,800	11.8
AmFirst Insurance Company	B+	11,045	9.5
United States Fire Insurance Company	A	8,768	7.5
Madison National Life Insurance Company	A-	7,433	6.4
Other reinsurers with no single company greater than 5% of the total		38,593	33.0

Total health reinsurance ceded		$116,657	100.0%

(1)	A.M. Best as of the most current information available February 22, 2011.
(2)	Not Rated.

Property and Casualty

Property and Casualty business is written through our multiple-line and Credit Insurance Division agents. Evaluation of our property and casualty insurance operations is based on the total underwriting results (net premiums earned less incurred losses and loss expenses, policy acquisition costs and other underwriting expenses) and the ratios noted in the table below. Property and Casualty segment results for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009
				amount	amount

Revenues:
Net premiums written	$1,185,366	$1,164,136	$1,184,686	$21,230	$(20,550)

Net premiums earned	$1,158,261	$1,159,509	$1,182,026	$(1,248)	$(22,517)
Net investment income	67,545	66,175	69,348	1,370	(3,173)
Other income	8,192	7,064	8,973	1,128	(1,909)

Total premiums and other revenues	1,233,998	1,232,748	1,260,347	1,250	(27,599)

Benefits and expenses:
Policy benefits	923,736	923,064	939,854	672	(16,790)
Commissions	226,748	209,203	226,100	17,545	(16,897)
Other operating costs and expenses	124,410	124,266	132,601	144	(8,335)
Change in deferred policy acquisition costs	1,551	(8,151)	(9,669)	9,702	1,518

Total benefits and expenses	1,276,445	1,248,382	1,288,886	28,063	(40,504)

Income before other items and federal income taxes	$(42,447)	$(15,634)	$(28,539)	$(26,813)	$12,905

Loss ratio	79.8%	79.6%	79.5%	0.2	0.1
Underwriting expense ratio	30.5	28.1	29.5	2.4	(1.4)

Combined ratio	110.3%	107.7%	109.0%	2.6	(1.3)

Effect of net catastrophe losses on combined ratio	10.6%	7.8%	11.1%	2.8	(3.3)

The Property and Casualty segment net loss worsened significantly during the year ended December 31, 2010 compared to 2009. The change was primarily driven by increases in commissions, the change in deferred policy acquisition costs, and a $33.0 million increase in catastrophe losses. This deterioration was offset by a $32.3 million improvement in non-catastrophe loss results.

The Property and Casualty segment net loss improved in 2009 compared to 2008 due to a $40.5 million decrease in net catastrophe losses from those in 2008, partially offset by a $17.1 million increase in non-catastrophe related policy benefits and by a decrease in net premiums earned.

Net Premiums Written and Earned

Net premiums written are the premiums charged for policies issued during a fiscal period. Property and casualty premiums are recognized as earned premiums proportionately over the contract period. The majority of our automobile policies have terms of six months to one year while our credit related property policies have terms of six months to seven years, depending on the related loan term. All other policies, such as homeowners’ policies and the agribusiness policies, have terms of twelve months. The portion of the premiums written applicable to the unexpired terms of the policies are recorded as “other policyholder funds” in our consolidated statements of financial position.

Net premiums written increased for the year ended December 31, 2010 compared to 2009, due primarily to increases in our credit-related property insurance and personal auto products partially offset by decreases in our commercial lines.

Net premiums earned remained relatively flat during 2010 primarily due to increases in our personal lines, partially offset by decreases in our commercial lines.

Net premiums written and earned decreased in 2009 compared to 2008 as a result of decreases in our personal auto and workers’ compensation insurance products.

Reinsurance costs increased 7.1% during 2010 compared to the 6.9% increase for 2009, due primarily to a $2.3 million reinstatement premium and the cost of additional catastrophe reinsurance coverage purchased as part of our management of our catastrophe exposure. Refer to the discussion of our reinsurance program and the effect on the consolidated financial statements, under Part I, Item 1, Business.

Policy Benefits

Policy benefits include losses and loss adjustment expenses incurred on property and casualty policies. Policy benefits remained flat during the year ended December 31, 2010 compared to 2009 as a result of the net catastrophe experience increase over the prior year, offset by the decreases in our credit-related property products and non-catastrophe loss experience. Policy benefits decreased for the year ended December 31, 2009 as compared to the same period in 2008 as a result of the decrease in net catastrophe experience. The loss ratios have remained relatively flat for the years ended December 31, 2010, 2009, and 2008.

For the year ended December 31, 2010, gross catastrophe losses increased to $141.7 million compared to $80.9 million in 2009. Net catastrophe losses increased to $123.3 million from $90.3 million as a result of 33 catastrophes experienced in 2010 compared to 27 in 2009. The increase was primarily incurred in the second and fourth quarters of 2010, when we experienced increases of $23.9 million and $17.7 million, respectively, in net catastrophe losses compared to 2009 due to spring and fall storm activity throughout our geographic coverage area.

For the year ended December 31, 2009, gross catastrophe losses decreased to $80.9 million, compared to $191.6 million for the year ended December 31, 2008. Estimated reinsurance recoveries on all catastrophe losses were a negative $9.4 million for the year-end December 31, 2009 and $60.8 million for the year ended December 31, 2008. The negative amount of estimated reinsurance recoverables for 2009 arose mainly from a decrease in the ultimate gross loss estimates for Hurricanes Ike and Gustav at December 31, 2009 compared to December 31, 2008. These 2008 hurricanes produced losses, which are recoverable under our reinsurance program, and a decrease in the ultimate gross loss estimates resulted in a decrease in estimated reinsurance recoverables.

Net catastrophe losses contributed to increases of 10.6%, 7.8%, and 11.1% in the combined ratio during 2010, 2009 and 2008, respectively. The property losses as a result of catastrophes are a part of the variability in this segment and are the result of differences in both the frequency and severity of catastrophic events. We continue to evaluate and manage our aggregate catastrophe risk exposures, and manage our risk with targeted rate activity and purchasing additional reinsurance coverage where we believe it is cost efficient to do so.

Commissions and Change in Deferred Policy Acquisition Costs

Commissions increased significantly during the year ended December 31, 2010 compared to the same period in 2009. This was primarily the result of a $10.0 million expense for post termination compensation for certain agents in addition to increases in our credit-related property products due to a change in our product mix.

Commissions decreased in 2009 compared to 2008 as the result of a $9.6 million decrease in credit-related insurance commissions due to a shift in our credit insurance products towards those with lower commission structures. Commissions on personal and commercial auto policies also decreased compared to the same period in 2008 due to reductions in net premiums earned in these lines as well as an overall decrease in commissions.

The increase in expense as a result of the change in DAC for the year ended December 31, 2010, was primarily driven by the change in our deferral estimates during 2009, deferring less in some policies and more in others in order to improve our consistency among subsidiaries. An increase in commissions of our credit-related property insurance products added to this increase. The decrease in expense as a result of the change in DAC was slightly less in 2009 compared to 2008 due to the decrease in commissions.

We regularly review the recoverability of DAC, and if the actual emergence of future profitability were to be substantially lower than estimated, we would accelerate DAC amortization to account for any recoverability issues or premium deficiency. We have not historically experienced these issues with our DAC balances as catastrophe losses have been a significant contribution to our underwriting losses.

Other Operating Costs and Expenses

Other operating costs and expenses were virtually level for the year ended December 31, 2010, compared to the same period in 2009 due to a focus on expense management. For the year ended December 31, 2009 compared to the same period in 2008, the decrease was primarily due to a one time accrual relating to the Farm Bureau lawsuit during 2008. For additional information, refer to Note 18, Commitments and Contingencies, in the Notes to the Consolidated Financial Statements.

Products

Our Property and Casualty segment consists of three product lines: (i) Personal Lines, which we market primarily to individuals, representing 61.1% of net premiums written, (ii) Commercial Lines, which focus primarily on businesses engaged in agricultural and other targeted markets, representing 26.0% of net premiums written, and (iii) Credit-related property insurance products which are marketed to financial institutions and retailers and represent 12.9% of net premiums written.

Property and Casualty segment results for Personal Products for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Net premiums written
Auto	$468,100	$456,960	$462,545	$11,140	$(5,585)
Homeowner	217,785	217,963	203,516	(178)	14,447
Other Personal	38,875	38,815	34,610	60	4,205

Total net premiums written	724,760	713,738	700,671	11,022	13,067

Net premiums earned
Auto	470,535	452,754	469,425	17,781	(16,671)
Homeowner	216,849	208,558	205,764	8,291	2,794
Other Personal	39,298	37,283	31,990	2,015	5,293

Total net premiums earned	$726,682	$698,595	$707,179	$28,087	$(8,584)

Loss ratio
Auto	78.0%	83.9%	78.0%	(5.9)	5.9
Homeowner	104.1	100.6	111.0	3.5	(10.4)
Other Personal	61.6	44.9	87.7	16.7	(42.8)
Personal line loss ratio	84.9%	86.8%	88.1%	(1.9)	(1.3)
Combined Ratio
Auto	102.3%	104.9%	101.6%	(2.6)	3.3
Homeowner	129.6	122.8	138.0	6.8	(15.2)
Other Personal	68.7	51.3	110.1	17.4	(58.8)
Personal line combined ratio	108.6%	107.4%	112.6%	1.2	(5.2)

Personal Automobile: Net written and earned premiums increased in our personal automobile line during 2010 as a result of premium rate increases implemented during the second half of 2009. The increase in premium per policy is slightly offset by a 3.4% decline in the number of policies.

Net premiums written and earned decreased in 2009 compared to 2008 despite flat policy counts during these periods. A portion of the decrease in net premiums earned during 2009 was due to an internal review of our methodology for establishing reserves for our “Cashback” program, which estimates the potential refund portion of premiums paid on homeowners and auto policies within certain product lines, certain states and specific time frames.

The loss ratio remained relatively flat for the years ending December 31, 2010 and 2008, while the same period in 2009 experienced a slight deterioration as a result of the combination of the decrease in premiums, as well as a significant increase in loss severity. The increase in loss severity was due primarily to increased bodily injury claims, increased litigation costs and increased property damage liabilities.

The combined industry ratios for 2010 (estimated), 2009 and 2008 of 99.0%, 101.3%, and 100.3%, respectively, per A.M. Best’s “U.S. Property/Casualty-Review and Preview” are comparable to our combined ratios for the same periods.

Homeowners: Net premiums written experienced a large increase during the year ended December 31, 2009 compared to the same period in 2008, which resulted in an increase in net premiums earned during the year-end December 31, 2010 as compared to the same period in 2009. These increases were primarily a result of rate increases across this product line, as well as increases in policyholder-insured values as replacement and repair costs were partially offset by a 4.1% decline in the number of policies from our risk management initiatives and the impact of the rate increases.

The loss and combined ratios deteriorated during the year ended December 31, 2010 compared to the same period in 2009 due to an increase in catastrophe and non-catastrophe claims affecting this line, resulting in a total increase of $15.9 million in policy benefits. The additional increase in the combined ratio was primarily a result of the lower amount of expenses being deferred.

The loss ratio improved in 2009 compared to 2008 due to the $40.5 million decrease in catastrophe experience from the prior year and a decline in loss reserves of $17.8 million due to favorable loss reserve development. These decreases were offset by a decrease in reinsurance ceded losses from $35.8 million in 2008 to $0.2 million in 2009. The combined ratio decreased in 2009 compared to 2008 due to the litigation expense described in the “Other Operating Costs and Expenses.”

The combined industry ratios for 2010 (estimated), 2009 and 2008 of 103.5%, 105.6% and 117.0%, respectively per A.M. Best are comparable to our combined ratios. Our combined ratio was negatively impacted during these years due to the concentration of catastrophe events occurring in the Midwest, and was also negatively impacted in 2010 from an unusual $20.0 million catastrophe event in Arizona, resulting in a combined ratio of 26.1%, 17.2% and 21.0% above the industry averages, respectively.

Other Personal: This product line is comprised primarily of watercraft, rental-owner and umbrella coverages for individuals seeking to protect their personal property not covered within their homeowner and auto policies. Net premiums written and earned remained relatively level during the year ended December 31, 2010 as compared to the same period in 2009, which experienced an increase over the same period in 2008 due to an increase in policy counts and an increase in the average premium per policy.

The loss and combined ratios deteriorated during 2010 compared to 2009, which were significantly below 2008 levels, due to the increase in premiums during 2009 and a claim frequency well below those experienced in 2010 and 2008. As this is currently our smallest earned premium in our Personal Products line, minor fluctuations in results can more easily cause volatility in these operating results.

Property and Casualty segment results for Commercial Products for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Net premiums written
Other Commercial	$123,605	$127,291	$139,266	$(3,686)	$(11,975)
Agribusiness	103,937	101,074	101,243	2,863	(169)
Auto	80,109	88,642	95,155	(8,533)	(6,513)

Total net premiums written	307,651	317,007	335,664	(9,356)	(18,657)

Net premiums earned
Other Commercial	120,365	125,855	137,971	(5,490)	(12,116)
Agribusiness	106,678	105,921	105,230	757	691
Auto	80,948	91,074	96,574	(10,126)	(5,500)

Total net premiums earned	$307,991	$322,850	$339,775	$(14,859)	$(16,925)
Loss ratio
Other Commercial	82.9%	76.9%	71.2%	6.0	5.7
Agribusiness	108.3	90.1	87.5	18.2	2.6
Auto	72.9	74.3	76.3	(1.4)	(2.0)
Commercial line loss ratio	89.1%	80.5%	77.7%	8.6	2.8
Combined ratio
Other Commercial	112.1%	106.4%	95.8%	5.7	10.6
Agribusiness	145.2	126.8	117.7	18.4	9.1
Auto	97.2	96.9	99.3	0.3	(2.4)
Commercial line combined ratio	119.6%	110.4%	103.6%	9.2	6.8

Other Commercial: Net written and earned premiums have continued to decrease in 2010 compared to 2009, as well as during 2009 compared to 2008, as a result of the decline in our workers’ compensation product and small business coverages. Premiums for our workers’ compensation product have decreased as a result of a reduction in exposures and overall rate levels, as well as a decrease in the premium assumed from involuntary pools. Our small business premiums are declining primarily as a result of lower receipts for some of our client’s businesses, as well as a lowering premium per policy as businesses reduce coverages and increase deductibles in an effort to reduce their costs.

The loss and combined ratios deteriorated during 2010 compared to 2009, and during 2009 compared to 2008, due to the decreases in premiums in addition to increases in the severity of workers’ compensation claims as payrolls contracted.

Agribusiness Product: Our agribusiness product allows policyholders to customize and combine their coverage for residential and household contents, buildings and building contents, farm personal property and liability. Net premiums written and earned remained relatively flat during 2010, 2009 and 2008. This is primarily the result of rate increases offset by a decrease of policy counts.

The loss ratio increased significantly during 2010 when compared to 2009, and in 2009 when compared to 2008, primarily as a result of an increase in catastrophe losses during those years. We expect variability in this line, which is sensitive to the frequency and severity of storm and weather related losses.

Commercial Automobile: Net premium written and earned decreased in 2010 as compared to 2009, and in 2009 as compared to 2008. The decrease in 2010 is primarily the result of vehicle classification revisions, while the decrease in 2009 was primarily a result of reductions in policy counts, minimally offset by implemented rate increases.

The loss and combined ratios remained relatively flat during 2010 as compared to 2009, and 2009 as compared to 2008. The combined industry ratios for 2010 (estimated), 2009, and 2008 of 102.0%, 99.5% and 96.8%, respectively, per A.M. Best are comparable to our combined ratios for the same periods.

Product Discussion - Credit Products

Credit-related property insurance products are offered on automobiles, furniture, and appliances in connection with the financing of those items. These policies pay an amount if the insured property is lost or damaged and is not directly related to an event affecting the consumer’s ability to pay the debt. The primary distribution channel for credit-related property insurance is general agents who market to auto dealers, furniture stores and financial institutions.

Net premiums written increased to $153.0 million for 2010 compared to $133.4 million for 2009. Net premiums earned decreased to $123.6 million, from $138.1 million for the years ended December 31, 2010 and 2009, respectively. The primary driver for the increase in written premiums, while earned premiums decreased, was a shift in our product mix from shorter duration contracts in our CPI products, which fell 19.3%, to our longer duration GAP products, which increased 74.9%. Shorter duration products generally earn premiums within 12 months of a contract being written, while our longer duration products may take up to 84 months before they are fully earned.

Net premiums earned increased in 2009 after falling slightly in 2008 to $135.1 million due to increasing furniture and appliance business, while automobile products sales remained low due to lower auto sales during 2009 as compared to 2008.

The loss ratios decreased to 26.2% from 41.1% during the years ended December 31, 2010 and 2009, respectively. These decreases were attributable to an overall decrease in benefits of our products as a result of lower frequency and severity of claims. The combined ratios decreased to 96.1% from 105.8% during 2010 compared to 2009. The decrease in the loss ratio drove the decrease in the combined ratio, which was partially offset by higher underwriting expenses from rising commission expenses as a result of the change in our product mix.

The increase in the loss ratio to 41.1% in 2009 compared to 39.3% in 2008 is attributable to an increase in frequency and severity of GAP claims. Slowing auto sales which began in 2008 and worsened during 2009, drove down the replacement values of most vehicles, thus creating a larger difference between a vehicle’s value and its indebtedness. The decrease in the combined ratio of 2009 mainly reflects an accrual for litigation in 2008 when the combined ratio was 104.2% and a decrease in commission expense relative to earned premium. This is attributable to a shift in product mix during 2009 out of the higher commission structured products.

Property and Casualty Reinsurance

We reinsure a portion of the risks that we underwrite to manage our loss exposure and protect capital resources. In return for a premium, reinsurers assume a portion of the losses and loss adjustment expense incurred. Amounts not reinsured are known as retention. We primarily use three types of reinsurance to manage our loss exposures:

•	Treaty reinsurance, in which certain types of policies are automatically reinsured without the need for approval by the reinsurer of the individual risks;

•
Facultative reinsurance, in which an individual insurance policy or a specific risk is reinsured with the prior approval of the reinsurer. Facultative reinsurance is purchased for risks which fall outside the treaty reinsurance; and

•
Excess of loss treaty reinsurance, where the reinsurer indemnifies us against all, or a specified portion, of losses and loss adjustment expense incurred in excess of a specified retention or attachment point, and up to the contract limit.

In addition to treaty and facultative reinsurance, we are partially protected by the Terrorism Risk Insurance Act of 2002, which was modified and extended through December 31, 2014 by the Terrorism Risk Insurance Program Reauthorization Act of 2007.

We retain the first $1.0 million of loss per risk, which will remain the same for 2011. Our corporate catastrophe reinsurance retention has been $40.0 million in recent years and will remain the same in 2011. In order to manage our risk exposure, we purchase the following additional catastrophe reinsurance coverages:

•	For Louisiana and Texas, we have coverage which lowers our retention to $10.0 million in those states.

•	In 2010, the Louisiana and Texas covers were expanded to include additional coastal states as well as Oklahoma and Arkansas. Those covers will remain in place for 2011.

•	Additional catastrophe coverage for the other states outside of the Northeast. The retention for this cover was $20.0 million in 2010, and will be lowered to $10.0 million for 2011.

•	Additional catastrophe coverage for the Northeast for the last several yearsand the retention for Northeast catastrophe events will be reduced from $20.0 million to $10.0 million in 2011.

The property catastrophe reinsurance limit was $500.0 million for 2008, 2009 and 2010, where it will remain for 2011.

A “top and drop” cover was purchased in 2008 and 2009 to provide an additional $20.0 million of coverage above the corporate catastrophe program for a total of $520.0 million per event. This coverage was also used to address frequency of events by providing $20.0 million of coverage above the $20.0 million retention after a $20.0 million annual aggregate deductible had been met. The “top and drop” cover was discontinued in 2010 and replaced with the new covers.

We also purchased $50.0 million of protection for earthquake losses in all states except California, thereby resulting in a total earthquake limit of $550.0 million in 2011, a reduction from the $625.0 million in 2010 and $645.0 million in 2008 and 2009. This reduction in purchased earthquake coverage is primarily a result of a planned reduction in our earthquake business writings.

Our reinsurance programs use multiple reinsurers with each reinsurer absorbing part of the overall risk ceded. The primary reinsurers who participate in the programs and the amount of coverage each provides are shown in the following table:

		Percent of Risk Covered
	AM Best	Non-	Catastrophe
Reinsurer	Rating(1)	catastrophe	Coverage

Hannover Re (Bermuda), Ltd.	A	39.8%	2.4%
Lloyd’s Syndicates	A	26.6	52.3
Platinum Underwriters Bermuda, Ltd	A	12.1	0.2
Swiss Reinsurance America Corporation	A	8.6	0.9
Catlin Insurance Co	A	5.3	4.6
Tokio Millenium Re Ltd	A+	0.0	5.8
Other reinsurers with no single company greater than 5% of the total		7.6	33.8

Total reinsurance coverage		100.0%	100.0%

(1) A.M. Best rating as of the most current information February 22,2011.

Our credit-related property insurance products do not employ reinsurance to manage catastrophe loss exposure, and their reinsurers for risks other than catastrophes are not deemed significant to our business.

Prior Period Reserve Development

The table below shows the development of our loss and loss adjustment expense reserves. The table does not present individual accident or policy year development data.

The top line shows our original reserves, net of reinsurance recoverable, for each of the indicated years. The table then shows the cumulative net paid loss and loss adjustment expense as of successive years. The table also shows the re-estimated amount of previously recorded reserves based on experience as of the end of each succeeding year. The cumulative deficiency or redundancy represents the aggregate change in the estimates over all prior years. Conditions and trends that affected development of liabilities in the past may not necessarily occur in the future. Accordingly, it may be inappropriate to anticipate future redundancies or deficiencies based on historical experience.

While we believe that our loss reserves at December 31, 2010 are adequate, new information, events or circumstances, unknown at the original valuation date, may lead to future developments in our ultimate losses in amounts significantly greater or less than the reserves currently provided. The actual final cost of settling both claims outstanding at December 31, 2010 and claims expected to arise from unexpired periods of risk is uncertain. There are many other factors that would cause our reserves to increase or decrease, which include but are not limited to: changes in claim severity; changes in the expected level of reported claims; judicial action changing the scope or liability of coverage; changes in the regulatory, social and economic environment; and unexpected changes in loss inflation. The deficiency/(redundancy) for different reporting dates is cumulative and should not be added together.

Loss Development Table
Property and Casualty Loss and Loss Adjustment Expense Liability Development-Net of Reinsurance
Years Ended December 31,

	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
Liability for unpaid losses and loss adjustment expenses, net of reinsurance (includes loss reserves, IBNR, allocated and unalloc expense)	$384,191	$425,129	$490,215	$590,365	$678,379	$796,267	$801,953	$809,500	$847,860	$856,658	$887,008

Cumulative paid losses and loss expenses
One year later	192,167	228,699	233,074	256,386	274,810	366,007	296,620	318,944	345,346	308,113
Two years later	280,667	322,112	338,459	377,139	405,748	506,463	453,042	477,958	495,277
Three years later	323,685	370,179	399,651	445,702	479,410	590,643	544,100	569,031
Four years later	345,507	396,758	429,408	479,524	518,972	640,003	593,126
Five years later	356,119	407,212	443,161	498,349	541,627	664,588
Six years later	362,307	412,004	452,256	509,521	552,136
Seven years later	365,331	416,207	457,972	513,968
Eight years later	367,326	420,045	460,785
Nine years later	369,963	423,256
Ten years later	371,230

Liabilites re-estimated
One year later	368,951	432,028	488,595	564,287	638,910	770,238	711,880	766,882	798,587	776,808
Two years later	372,991	435,574	488,455	564,485	617,374	737,341	713,339	733,361	770,900
Three years later	376,776	441,564	490,717	553,163	596,242	739,825	680,900	727,675
Four years later	379,498	441,309	482,799	538,459	596,754	714,995	682,460
Five years later	379,318	435,796	476,615	542,429	585,370	717,474
Six years later	380,050	432,953	478,201	534,287	585,914
Seven years later	379,270	433,990	472,502	534,477
Eight years later	380,082	430,722	473,754
Nine years later	378,611	433,070
Ten years later	379,544

Deficiency(redundancy), net of reinsurance	$(4,647)	$7,941	$(16,461)	$(55,888)	$(92,465)	$(78,793)	$(119,493)	$(81,825)	$(76,960)	$(79,850)

Property and Casualty Loss and Loss Adjustment Expense Liability Development-Gross Years Ended December 31,

	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
Net reserve, as initially estimated	$384,191	$425,129	$490,215	$590,365	$678,379	$796,267	$801,953	$809,500	$847,860	$856,658	$887,008

Reinsurance and other recoverables as initially estimated	47,162	65,327	61,077	61,600	80,526	86,186	86,898	79,071	109,518	62,854	50,972

Gross reserve as initially estimated	431,075	490,103	550,022	646,397	750,454	869,781	875,436	875,963	945,810	909,003	931,303

Net re-estimated reserve	379,544	433,070	473,754	534,477	585,914	717,474	682,460	727,675	770,900	776,808
Re-estimated and other reinsurance recoverables	82,008	78,104	82,466	86,211	86,070	498,247	97,434	79,394	111,176	47,206

Gross re-estimated reserve	461,552	511,174	556,220	620,688	671,984	1,215,721	779,894	807,069	882,076	824,014

Deficiency(redundancy), gross of reinsurance	$30,477	$21,071	$6,198	$(25,709)	$(78,470)	$345,940	$(95,542)	$(68,894)	$(63,734)	$(84,989)

For 2010, the net favorable prior year loss and loss adjustment expense development was $79.9 million, compared to approximately $49.3 million of net favorable prior year loss and loss adjustment expense development for 2009, as a result of better than expected paid and incurred loss emergence across several lines of business.

The current year loss ratio is a blend of the current accident year loss ratio and the impact of favorable or adverse development on prior accident years during the current calendar year. Excluding the 6.9% impact of favorable prior year loss development for accident years 2009 and prior, the 2010 loss ratio would have been 86.7%. Excluding the 4.2% impact of favorable prior year loss development for accident years 2008 and prior, the 2009 loss ratio would have been 83.8%.

Net favorable reserve development during 2010 was primarily driven by commercial auto and commercial liability lines. The net and gross reserve calculations have shown favorable development as a result of loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses. The development during 2010 was primarily generated from the personal auto, commercial auto and commercial multi-peril lines. The favorable development reflects the recognition of better than expected loss emergence rather than explicit changes to our actuarial assumptions.

For additional information regarding losses and loss expenses, refer to Note 10, Liability for Unpaid Claims and Claim Adjustment Expenses, of the Notes to the Consolidated Financial Statements.

For the year ended December 31, 2005, the $345.9 million deficiency gross of reinsurance was primarily the result of our participation in the National Flood Insurance Program as administered by the Federal Emergency Management Agency. As these losses are 100% reimbursed by the Federal government, they do not impact our net reserve calculations or our net loss development patterns. The National Flood Insurance Program had paid losses of $390.0 million for the year ended December 31, 2005 because of the 2005 hurricanes, specifically Hurricane Katrina. Since reserves are not set up for the National Flood Insurance Program, any payments made subsequent to year-end will appear as adverse development on a gross basis. If the flood losses were removed from the gross data, the $345.9 million deficiency would have been a $44.1 million redundancy, gross of reinsurance.

Corporate and Other

Our Corporate and Other segment primarily includes the capital not allocated to support our insurance business segments. Our capital and surplus is invested and managed by internal investment staff. Investments include publicly traded equities, real estate, mortgage loans, high-yield bonds, venture capital partnerships, mineral interests and tax-advantaged instruments. See the “Investments” section of the MD&A for a more detailed discussion of our investments.

Segment financial results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2010	2009	2008	2010	2009

Revenues:
Net investment income	$95,656	$85,964	$108,862	$9,692	$(22,898)
Gain (loss) from investments, net	74,062	(73,855)	(379,034)	147,917	305,179
Other Income	3,175	2,704	2,503	471	201

Total revenues	172,893	14,813	(267,669)	158,080	282,482

Benefits and expenses:
Other operating costs and expenses	38,695	41,220	22,946	(2,525)	18,274

Total benefits and expenses	38,695	41,220	22,946	(2,525)	18,274

Income (loss) before other items and federal income taxes	$134,198	$(26,407)	$(290,615)	$160,605	$264,208

Earnings for the year ended December 31, 2010 improved compared to 2009. This was primarily due to the increase in gains from investments as a result of improved financial markets, which also led to a reduction in other-than-temporary impairments below those recorded during 2009. We recorded other-than-temporary impairments of $5.7 million in 2010, compared to $79.1 million in 2009. These other-than-temporary impairments are included above in the “Gain (loss) from investments, net.”

Income (loss) before other items and federal income taxes increased during 2009 compared to 2008 due to a decrease in other-than-temporary impairments. We recorded $79.1 million of other-than-temporary impairments in 2009, and $365.6 million in 2008.

In accordance with our segment allocation process, all realized gains and losses, except those on derivatives, are allocated to the Corporate and Other segment. For 2010 and prior periods the Corporate and Other segment is compensated for the risk it assumes for realized losses through a monthly charge to the insurance segments that reduces the amount of investment income allocated to those segments. Since other-than-temporary impairments are recorded as realized losses they are allocated to the Corporate and Other segment. The Company has undertaken an assessment of the allocation process for assets and investment income. Beginning in 2011, we will discontinue the monthly charge to the insurance segments to improve the comparability for measuring business results between segments and between periods.

Discontinued Operations

On December 31, 2010, we sold our wholly-owned broker-dealer subsidiary, Securities, Management & Research, Inc. (“SM&R”), pursuant to a Stock Purchase Agreement we agreed to sell all of the outstanding capital stock of SM&R to a third-party financial services corporation. The sale qualifies for discontinued operations accounting and accordingly, the results of operations for this subsidiary are presented as income (loss) from discontinued operations in our consolidated statements of operations for all periods presented. The sale resulted in a $1 million loss for the year-ended 2010, which is presented in loss on sale in the table below. SM&R had previously been a component of the Corporate and Other reportable segment. Management chose to sell this business based on the belief that similar services could be contracted with a third party at less cost while improving the services to agents and policyholders.

On December 4, 2008, we sold our life insurance business in Mexico, American National de Mexico, Compania de Seguros de Vida, S.A. de C.V., along with non-insurance affiliates Servicios de Administracion American National S.A. de C.V. and American National Promotora de Ventas S.A. de C.V. to a third party for approximately $2.4 million. These operations were established in 1999 and reported losses in all years since inception. Management chose to sell these operations to prevent a continued negative impact on consolidated results of operations.

See further detail regarding the discontinued operations disclosed in Note 19, Discontinued Operations, of the Notes to the Consolidated Financial Statements.

Liquidity

Our liquidity requirements have been and are expected to continue to be met by funds from operations. Current and expected patterns of claim frequency and severity may change from period to period but continue to be within historical norms. Management considers our current liquidity position to be sufficient to meet anticipated demands over the next twelve months.

To ensure we will be able to continue to pay future commitments, the funds received as premium payments and deposits are invested in high quality investments, primarily fixed maturity securities and individual commercial mortgages. Funds are invested with the intent that income from the investments, plus proceeds from the maturities, will meet our ongoing cash flow needs. We historically have not been put in the position of having to liquidate invested assets in order to provide cash flow; however our portfolio of highly liquid marketable debt and equity securities are available to meet our liquidity needs.

During September of 2010, we renewed a 365-day $100 million short-term variable rate borrowing facility containing a $55 million subfeature for the issuance of letters of credit. Borrowings under the facility are at the discretion of the lender and would be used only for funding the Company’s working capital requirements. The combination of borrowings and outstanding letters of credit cannot exceed $100 million at any time. As of December 31, 2010 and 2009, the outstanding letters of credit were $37.5 million and $36.2 million, respectively, and there were no borrowings on this facility to meet liquidity requirements.

Our cash and cash equivalents and short-term investment position at December 31, 2010 was $587.7 million compared to $798.3 million at December 31, 2009. The $210.6 million decrease in cash and cash equivalents and short-term investments relates primarily to our assessment of better long-term investment opportunities available during the fourth quarter of 2010, versus the same period in 2009. We continue to look towards long-term investment opportunities, and in recent years we allocated more assets to shorter-term investment opportunities due to the limited availability of long-term investment opportunities with what we considered to be appropriate risk-return ratio.

We were committed at December 31, 2010 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets in the amount of $275.0 million, compared to $240.4 million for 2009. The expansion of real estate investments and mortgage loans in 2010 and 2009 is attributable to our ability to originate loans collateralized by quality real estate at appropriate yields.

In the normal course of business, we guarantee bank loans of a third-party marketing operation for the benefit of policyholders. The customers, through the use of a trust, use the bank loans to fund premium payments of life insurance policies. These bank loans enable individuals with substantial illiquid wealth to finance their life insurance premiums using the cash value of the policies as collateral for the loans. In the case of a default on the bank loan, we would be obligated to pay off the loans. The total amounts of guarantees outstanding for 2010 and 2009 was approximately $206.5 million, while the total cash values of the related life insurance policies were $210.7 million for 2010 and $211.8 million for 2009.

Capital Resources

Our capital resources consisted of American National stockholders’ equity, summarized as follows (in thousands):

	Years Ended December 31,
	2010	2009	2008

American National stockholders’ equity, excluding accumulated other comprehensive income (loss), net of tax (“AOCI”)	$3,407,439	$3,342,805	$3,355,004
AOCI	225,212	117,649	(221,148)

Total American National stockholders’ equity	$3,632,651	$3,460,454	$3,133,856

We have notes payable in our consolidated statements of financial position that are not part of our capital resources. These notes payable represent amounts borrowed by real estate joint ventures that we consolidate into our financial statements. The lenders for the notes payable have no recourse against us in the event of default by the joint ventures. Therefore, the only amount of liability we have for these notes payable is limited to our investment in the respective venture, which totaled $21.2 million and $33.3 million at December 31, 2010 and 2009, respectively.

Total American National stockholders’ equity in 2010 increased primarily due to the $144.0 million net income attributable to us during the period and $109.0 million unrealized gains on marketable securities, offset by $82.6 million in dividends paid to stockholders.

Total American National stockholders’ equity in 2009 increased $326.6 million primarily due to the $383.1 million change in net unrealized gains on marketable securities as a result of improving financial markets, combined with $15.6 million in net income, offset by $82.5 million in dividends paid to stockholders.

Statutory Surplus and Risk-based Capital

Statutory surplus represents the capital of our insurance companies reported in accordance with accounting practices prescribed or permitted by the applicable state insurance departments. State laws specify regulatory actions if an insurer’s risk-based capital (“RBC”), a measure of an insurer’s solvency, falls below certain levels. The NAIC has standard formulas for annually assessing RBC. The formulas seek to identify companies that are undercapitalized.

The RBC formula for life companies establishes capital requirements relating to insurance, business, asset and interest rate risks, as well as the equity, interest rate and expense recovery risks associated with variable annuities and group annuities that contain death benefits or certain living benefits.

RBC is calculated for property and casualty companies after adjusting capital for certain underwriting, asset, credit and off-balance sheet risks. The achievement of long-term growth will require growth in the statutory capital of our insurance subsidiaries to consolidate into the consolidated entity. Our subsidiaries may obtain additional statutory capital through various sources, such as retained statutory earnings or equity contributions from us. As of December 31, 2010, the levels of our and our insurance subsidiaries’ surplus and RBC exceeded the NAIC’s minimum RBC requirements.

Contractual Obligations

The following table summarizes our contractual obligations as of December 31, 2010 (in thousands):

	Payments Due by Period
		Less than			More than
	Total	1 year	1-3 years	3-5 years	5 years

Life insurance obligations(1)	$5,441,711	$34,770	$144,175	$328,987	$4,933,779
Annuity obligations(1)	12,070,742	1,635,876	4,337,263	2,415,466	3,682,137
Property and casualty insurance obligations(2)	931,303	498,245	335,177	73,245	24,636
Accident and health insurance obligations(3)	139,127	80,192	18,989	8,861	31,085
Purchase obligations:
Commitments to purchase and fund investments(4)	55,385	48,404	4,310	1,130	1,541
Mortgage loan commitments(4)	227,441	227,441	—	—	—
Operating leases(5)	3,429	626	1,275	1,528	—
Defined benefit pension plans(6)	140,503	9,680	19,138	21,825	89,860
Notes payable(7)	60,140	47,632	—	—	12,508

Total	$19,069,781	$2,582,866	$4,860,327	$2,851,042	$8,775,546

(1)
Life and annuity obligations include estimated claim, benefit, surrender and commission obligations offset by expected future premiums and deposits on in-force insurance policies and contracts. All amounts are gross of reinsurance. Estimated claim, benefit and surrender obligations are based on mortality and lapse assumptions that are comparable with historical experience. Estimated payments on interest-sensitive life and annuity obligations include interest credited to those products. The interest crediting rates are derived by deducting current product spreads from a constant investment yield. The obligations shown in the table have not been discounted. As a result, the estimated obligations for insurance liabilities included in the table exceed the liabilities recorded in reserves for future policy benefits and the liability for policy and contract claims. Due to the significance of the assumptions used, the amounts presented could materially differ from actual payments. Separate account obligations have not been included since those obligations are not part of the general account obligations and will be funded by cash flows from separate account assets. The general account obligations for insurance liabilities will be funded by cash flows from general account assets and future premiums and deposits. Participating policyholder dividends payable consists of liabilities related to dividends payable in the following calendar year on participating policies. As such, the contractual obligation related to participating policyholder dividends payable is presented in the table above in the less than one-year category at the amount of the liability presented in the consolidated statements of financial position. All estimated cash payments in the table above are undiscounted as to interest, net of estimated future premiums on policies currently in-force and gross of any reinsurance recoverable. Estimated future premiums on participating policies currently in-force are net of future policyholder dividends payable. Future policyholder dividends, the participating policyholder share obligation on the consolidated statements of financial position, represents the accumulated net income from participating policies and a pro-rata portion of unrealized investment gains (losses), net of tax, reserved for payment to such policyholders as policyholder dividends. Because of the nature of the participating policyholder obligation, the exact timing and amount of the ultimate participating policyholder obligation is subject to significant uncertainty and the amount of the participating policyholder obligation is based upon a long-term projection of the performance of the participating policy block.

(2)
Expected future gross loss and loss adjustment expense payments from property and casualty policies includes case reserves for reported claims and reserves for IBNR. Timing of future payments is estimated based on our historical payment patterns. The timing of these payments may vary significantly from the pattern shown in the preceding table. The ultimate losses may vary materially from the recorded amounts which are our best estimates.

(3)
Accident and health insurance obligations reflect estimated future claim payment amounts net of reinsurance for claims incurred prior to January 1, 2010. The estimate does not include claim payments for claims incurred after December 31, 2009. Estimated claim payment amounts are based on mortality and morbidity assumptions that are consistent with historical experience and are not discounted with interest so will exceed the liabilities recorded in reserves for future claim payments. Due to the significance of the assumptions used the amounts presented could materially differ from actual payments.

(4)	Expected payments to fund investments based on mortgage loans and capital commitments and other related contractual obligations.

(5)
Represents estimated obligations due to contracts and agreements entered into within the ordinary course of business for items classified as an operating lease by ASC 840-20 Accounting for Operating Leases.

(6)
Represents estimated payments for pension benefit obligations for the non-qualified defined benefit pension plan. As such, these payments are funded through continuing operations. A liability has been established for the full amount of benefits accrued as per ASC 715-40 Compensation-Retirement Benefits, including a provision for the effects on the accrued benefits of assumed future salary increases.

(7)
Notes payable are comprised of obligations to third-party lenders, and are collateralized by real-estate owned by the respective entity. The estimated payments due by period for notes payable reflect the contractual maturities of principal and estimated future interest payments. The payment of principal and estimated future interest for the current portion of long-term notes payable are reflected in estimated payments due in less than one year. These are not corporate obligations and the Company’s liability is limited to its investment in the respective venture. See Note 12, Notes Payable, in the Notes to the Consolidated Financial Statements for further explanation.

Off-Balance Sheet Arrangements

We have off-balance sheet arrangements relating to third-party marketing operation bank loans discussed within Note 18, Commitments and Contingencies, in the Notes to the Consolidated Financial Statements. We could be exposed to a liability for these loans which support the cash value of the underlying insurance contracts. However, since the cash value of the life insurance policies is designed to always equal or exceed the balance of the loans, management does not foresee any loss on the guarantees.

Related-Party Transactions

We have various agency, consulting and investment arrangements with individuals and corporations that are considered to be related parties. Each of these arrangements has been reviewed and approved by our Audit Committee. The total amount involved in these arrangements, both individually and in the aggregate, is not material to any segment or to our overall operations.

Investments

We manage our investment portfolio to optimize the rate of return that is commensurate with sound and prudent underwriting practices and maintain a well-diversified portfolio. Our investment operations are governed by various regulatory authorities, including but not limited to, the Texas Department of Insurance or the insurance departments of the states of domicile of our insurance subsidiaries. Investment activity, including the setting of investment policies and defining acceptable risk levels, is subject to review and approval of our Finance Committee, a committee made up of two members of the Board of Directors, senior executives and investment professionals.

Pursuant to our Corporate Bylaws, the Finance Committee is also charged with the duty of supervising all of our investments and loans. The Finance Committee generally meets weekly to review and approve investment activity. The committee operates pursuant to an established, formal Investment Plans and Guidelines adopted by our Board of Directors. Collectively, these provide issuer and geographic concentration limits, investment size limits and other applicable parameters such as loan to value guidelines. No material changes were made to these documents during 2010 or are expected in 2011.

Our insurance and annuity products are primarily supported by investment grade bonds, collateralized mortgage obligations, and commercial mortgage loans. We purchase fixed maturity securities and designate them as either held-to-maturity or available-for-sale as necessary to match our estimated future cash flow needs. We make use of statistical measures such as duration and the modeling of future cash flows using stochastic interest rate scenarios to balance our investment portfolio to match the pricing objectives of our underlying insurance products. As part of our asset-liability management program, we monitor the composition of our fixed maturity securities between held-to-maturity and available-for-sale securities and adjust the concentrations of various investments within the portfolio as investments mature or with the purchase of new investments.

We invest directly in quality commercial mortgage loans when the yield and quality compare favorably with other fixed maturity securities. Investments in individual residential mortgage loans have not been part of our investment portfolio, and we do not anticipate investing in them in the future.

Our strong historic capitalization has enabled us to invest in equity securities and investment real estate where there are opportunities for enhanced returns. We invest in real estate and equity securities based on a risk and reward analysis.

Composition of Invested Assets

The following summarizes the carrying values of our invested assets by asset class (other than investments in unconsolidated affiliates), (in thousands, except percentages):

	Year ended December 31, 2010		Year ended December 31, 2009
	Amount	Percent	Amount	Percent

Bonds held-to-maturity, at amortized cost	$8,513,550	47.5%	$7,461,711	44.9%
Bonds available-for-sale, at fair value	4,123,613	23.0	4,213,550	25.4
Preferred stock, at fair value	36,867	0.2	35,717	0.2
Common stock, at fair value	1,045,888	5.8	934,754	5.6
Mortgage loans at amortized cost	2,679,909	15.0	2,229,659	13.4
Policy loans, at outstanding balance	380,505	2.1	364,354	2.2
Investment real estate, net of depreciation	521,768	2.9	635,110	3.8
Short-term investments	486,206	2.8	636,823	3.9
Other invested assets	119,251	0.7	94,442	0.6

Total Invested Assets	$17,907,557	100.0%	$16,606,120	100.0%

The increase in our total invested assets was a combined result of net purchases, value recovery attributable to stock market gains and spread narrowing in fixed maturity securities.

The decrease in our short-term investments was the result of an increase in long-term investment purchases during the last quarter of 2010 as long-term investment opportunities with appropriate returns became available.

Each of the components of our invested assets is described further in Note 3, Investments; Note 6, Credit Risk Management; and Note 7, Fair Value of Financial Instruments of the Notes to the Consolidated Financial Statements. In addition, net investment income and realized investments gains (losses), before federal income taxes, for the years ended December 31, 2010, 2009, and 2008, are summarized within Note 3, Investments, in the Notes to the Consolidated Financial Statements. Additionally, Note 2, Summary of Significant Accounting Policies and Practices, of the Notes to the Consolidated Financial Statements contains a detailed description of the Company’s methodology for evaluating other-than-temporary impairment losses on its investments.

Investments to Support Our Insurance Business

Bonds- We allocate most of our fixed maturity securities to support our insurance business.

At December 31, 2010, our fixed maturity securities had an estimated fair market value of $13.1 billion, which was $664.6 million (5.3%) above amortized cost. At December 31, 2009, our fixed maturity securities had an estimated fair market value of $11.9 billion, which was $322.3 million (2.8%) above amortized cost. The increase was the result of new purchases to support annuity sales as well as market value increases.

Fixed maturity securities’ estimated fair value, due in one year or less, increased $326.9 million to $685.3 million as of December 31, 2010 from $358.4 million as of December 31, 2009, primarily as a result of approaching maturity dates of long-term bonds.

The following table identifies the total bonds by credit quality rating, using both S&P and Moody’s ratings (in thousands, except percentages):

	December 31, 2010			December 31, 2009
	Amortized	Estimated	% of Fair	Amortized	Estimated	% of Fair
	Cost	Fair Value	Value	Cost	Fair Value	Value

AAA	$1,258,952	$1,311,152	10.0%	$1,357,021	$1,387,783	11.6%
AA	1,289,870	1,343,653	10.2	927,081	967,274	8.1
A	4,551,294	4,848,986	37.0	4,080,455	4,251,937	35.7
BBB	4,613,315	4,871,583	37.2	4,287,623	4,428,359	37.2
BB and below	725,436	728,073	5.6	945,575	884,673	7.4

Total	$12,438,867	$13,103,447	100.0%	$11,597,755	$11,920,026	100.0%

The shifts in our credit quality diversification, including exposure to below investment grade securities, at December 31, 2010 compared to 2009, was primarily the result of purchase transactions and maturities. At 5.6% of our total bond portfolio, the exposure to below investment grade securities is acceptable to management, and we expect this portion of our bond portfolio to decrease as these bonds approach maturity.

Mortgage Loans- We invest in commercial mortgage loans that are diversified by property type and geography. We do not make individual residential mortgage loans. Therefore, we have no direct exposure to sub-prime or Alt A mortgage loans in the mortgage loan portfolio. Generally, mortgage loans are secured by first liens on income-producing real estate with a loan-to-value ratio of up to 75%. Mortgage loans are used as a component of fixed maturity investments that support our insurance liabilities. Mortgage loans held-for-investment are carried at outstanding principal balances, adjusted for any unamortized premium or discount, deferred fees or expenses, net of allowances.

The weighted average coupon yield on the principal funded for mortgage loans was 6.8% and 7.5% for the years ended December 31, 2010 and 2009, respectively.

Equity Securities- As of December 31, 2010, 96.6% of our equity securities are invested in publicly traded (on a national U.S. stock exchange) common stock. The remaining 3.4% of the equity portfolio is invested in publicly traded preferred stock. As of December 31, 2009, $970.5 million, or 5.8% of our invested assets were equity investments. Of these equity securities, 96.3% were invested in publicly traded common stock, and the remaining 3.7% were invested in publicly traded preferred stock. The increase in the fair value of our equity securities during 2010 reflects purchases and market value increases within the portfolio.

We carry our equity portfolio at market value based on quoted market prices obtained from external pricing services. The cost and estimated market value of the equity portfolio are as follows (in thousands):

	Year ended December 31, 2010
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Common stock	$690,245	$361,048	$(5,405)	$1,045,888
Preferred stock	30,420	6,714	(267)	36,867

Total	$720,665	$367,762	$(5,672)	$1,082,755

	Year ended December 31, 2009
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Common stock	$683,794	$259,256	$(8,296)	$934,754
Preferred stock	35,359	5,269	(4,911)	35,717

Total	$719,153	$264,525	$(13,207)	$970,471

The relative changes in sector weighting between year ended December 31, 2010 and 2009 are the result of market appreciation. The investment philosophy or diversification goals remain unchanged.

Investment in Real Estate- We invest in commercial real estate with positive cash flows or where appreciation in value is expected. Real estate is owned directly by our insurance companies, through non-insurance affiliates, or through joint ventures. The carrying value of real estate is stated at cost, less accumulated depreciation, and valuation allowance. Depreciation is provided over the estimated useful lives of the properties.

Short-Term Investments- Short-term investments are composed primarily of commercial paper rated A2/P2 or better by Standard & Poor’s and Moody’s, respectively. The amount fluctuates depending on the available long-term investment opportunities and our liquidity needs, including investment-funding commitments.

Policy Loans- Certain life insurance products we offer permit policyholders to borrow funds from us using their policy as collateral. The maximum amount of the policy loan depends upon the policy’s surrender value and the number of years since policy origination. As of December 31, 2010, we had $380.5 million in policy loans with a loan to surrender value of 70.4%. Interest rates on policy loans primarily range from 4.5 % to 8.0% per annum. As of December 31, 2010, the average policy loan interest rate was 6.7%.

Policy loans may be repaid at any time by the policyholder and have priority to any claims on the policy. If the policyholder fails to repay the policy loan, funds are withdrawn from the policy’s death benefits.

Net Investment Income and Realized Gains (Losses)

Net investment income from bonds and mortgage loans used to support our insurance products increased consistently over the period as assets increased because of increases in net annuity sales and increases in policyholder benefits each year. Net investment income in other asset classes (equities and real estate) fluctuated in response to investment decisions based on valuations and financial markets movement.

Mortgage loan interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan’s contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 90 days past due or when the collection of interest is not considered probable. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Unrealized Gains and Losses:

The net change in unrealized gains (losses) on marketable securities, as presented in the stockholders’ equity section of the consolidated statements of financial position, was an unrealized gain of $109.0 million in 2010 and an unrealized gain of $383.1 million in 2009.

Fair Value Disclosures

The fair value of individual invested assets is determined by the use of third party pricing services, independent broker quotes and internal valuation methodologies. Below is a summary of the valuation techniques we utilize to measure fair value of the major investment types. There have been no material changes to our fair value methodologies during the year ending December 31, 2010.

As of December 31, 2010, 100% of our common stock investments are considered Level 1 securities with fair values determinable from observable market prices.

We obtained publicly available prices from third-party pricing services for our bond investments. The typical inputs from pricing services include, but are not limited to, reported trades, bids, offers, issuer spreads, cash flow and performance data. These inputs are usually market observable; however, when trading volumes are low or non-existent, the pricing services may adjust these values. The adjustments made to the quoted prices are based on recently reported trades for comparable securities. We perform a periodic analysis of the prices received from the third parties to verify that the price represents a reasonable estimate of fair value. When prices are obtained from third-party services, they are classified as Level 2.

Certain private placement debt securities are priced via independent broker quotes and internal valuation methodologies. The quotations received from the broker may use inputs that are difficult to corroborate with observable market data. Additionally, we only obtain non-binding quotations from the independent brokers. Internal pricing methodologies include inputs such as externally provided credit spreads and internally determined credit ratings. Due to the significant non-observable inputs, these prices determined by the use of independent broker pricing and internal valuation methodologies are classified as Level 3.

The discount rate for the fair value of mortgage loans is determined by the weighted average adjustment of the “spread factor” against the U.S. treasury rates. The spread factor includes an adjustment for quality rating, property type, geographic distribution and payment status (current, delinquent, in process of foreclosure) of each loan. Management performs periodic reviews and weighs each adjustment to calculate the spread factor based on the current economic environment and lending practices.

All mortgage loan investments are classified as Level 2. Mortgage loan pricing is evaluated for consistency with our knowledge of the current market environment to ensure amounts are reflective of fair value.

ITEM 7A.	QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

We hold a diversified portfolio of investments that includes cash and cash equivalents, bonds, preferred stocks, common stocks, mortgage loans, policy loans, and real estate. Our investments are subject to various market risks including interest rate risk, credit risk and risk of changes in equity prices. Adverse changes to these rates and prices may occur due to changes in the liquidity of a market or market segment, or to changes in market perceptions of credit worthiness or risk tolerance.

Our management and culture is generally risk averse and emphasizes risk management throughout all our operations. The active management of market risk is integral to our results of operations. A key component of our risk management program is our ALM Committee. The ALM committee, under the direction of the Chief Corporate Risk Management Officer, monitors the level of risk to which we are exposed in managing our assets and liabilities in order to attain the desired risk-return profile. A significant aspect of this risk management involves our managing the link between the characteristics of our investments and the anticipated policy obligations and liabilities, a process commonly referred to as asset-liability management. Among other things, this includes maintaining adequate reserves, monitoring claims experience, managing interest rate spreads and protecting against disintermediation risk for life insurance and annuity products. As part of our risk management procedures, we also manage exposure concentrations, deductibles and reinsurance for property and casualty products.

As a part of the ALM process, we establish target asset portfolios for each major insurance product, which represent the investment strategies used to profitably fund our liabilities within acceptable levels of risk. We monitor these strategies through regular review of portfolio metrics, such as effective duration, yield curve sensitivity, convexity, liquidity, asset sector concentration and credit quality. In executing these asset-liability management strategies, we regularly reevaluate the estimates used in determining the approximate amounts and timing of payments to or on behalf of policyholders for insurance liabilities. Many of these estimates are inherently subjective and could impact our ability to achieve our asset-liability management goals and objectives.

In addition to our ALM Committee, we have expanded enterprise risk management to help identify, prioritize and manage various risks including market risk. Under the leadership of our Chief Corporate Risk Management Officer and with the support of our Board of Directors, we have developed an approach and focused our efforts on the principles of enterprise risk management, including:

•	Designing an approach to identify potential risks and events that may affect the entity;

•	Managing risks within our risk profile; and

•	Providing reasonable assurance regarding the achievement of our strategic objectives.

We expect these ongoing enterprise risk management efforts will expand the management tools used to ensure the efficient allocation of capital and will enhance the measurement of possible diversification benefits across business segments and risk classes.

Interest Rate Risk

The primary market risk to the investment portfolio is the interest rate risk associated with investments in fixed maturity securities. Interest rate risk is the risk that the value of our interest-sensitive assets or liabilities will change with changes in market interest rates. Fixed maturity securities represent a significant portion (70.5% as of December 31, 2010) of our investment portfolio. Our exposure to interest rate risk relates to the market price or cash flow variability associated with the changes in market interest rates. Our exposure to cash flow changes is discussed further in the Liquidity and Capital Resources sections of the MD&A. The fair market value of these fixed maturity securities are inversely related to changes in market interest rates. As interest rates fall, the coupon and dividend streams of existing fixed rate investments become more valuable as market values of the fixed maturity security rises. As interest rates rise the inverse occurs and the market value of fixed maturity securities fall. We utilize our ALM Committee as the primary tool to monitor interest rate risk. The carrying value of our investment portfolio as of December 31, 2010, 2009 and 2008 was $17.9 billion, $16.6 billion and $14.5 billion, respectively; of which 47.5% at year-end 2010 was invested in held-to-maturity bonds, 23.0% was invested in available for-sale bonds, and the remaining amounts were invested primarily in equity securities, mortgage loans, policy loans, real estate and short term investments. Detailed information regarding the carrying values of our investment portfolio can be found in the Investments section of the MD&A.

The interest rate exposure for our investments in mortgage loans is a component of our interest rate risk. As of December 31, 2010, these mortgage loans have fixed rates from 5.2% to 12.0%. Most of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of three years to thirty years.

Market interest rate changes have a direct impact on the value of our available-for-sale bonds. At December 31, 2010, we had a net unrealized gain of $198.3 million compared to a net unrealized investment gain of $77.5 and a net unrealized loss of $438.8 million at December 31, 2009 and 2008, respectively. These changes were primarily the result of significant improvement in the credit markets during those years. Information regarding our unrealized gains or losses is disclosed in Part II Item 8 Financial Statements and Supplementary Data – Note 3 – Investments.

Interest Rate sensitivity analysis: The table below shows the estimated sensitivity of our fixed maturity investments to increases and decreases in interest rates and the pre-tax change in market value resulting from such changes (in thousands):

	Increase/(Decrease) in Market Value Given an Interest rate
	Increase/(Decrease) of X Basis Points
	(100)	(50)	50	100

Year ended December 31, 2010
Investment portfolio	$529,510	$263,245	$(261,875)	$(520,447)

Year ended December 31, 2009
Investment portfolio	$489,843	$245,091	$(245,733)	$(489,148)

Actual results could differ materially from the amounts noted above due to the assumptions and estimates used in calculating the analysis above. Our interest rate sensitivity analysis was calculated assuming instantaneous, one time parallel shifts in the corresponding year-end U.S. Treasury yield curves of +/-100bps, and +/-50bps. All other variables were assumed to remain constant. Therefore, these calculations may not fully reflect any prepayment to the portfolio, changes in corporate spreads or non-parallel changes in interest rates.

In addition to our fixed maturity securities being subject to interest-rate risk, we also have liabilities that are sensitive to interest-rate risk. These liabilities include annuities and interest-sensitive insurance contracts, which have the same type of interest rate exposure as our fixed maturity securities.

We employ a combination of product design, pricing and ALM strategies to reduce the adverse effects of interest rate movements on these liabilities. Product design and pricing strategies include the use of surrender charges or restrictions on withdrawals in some products. ALM strategies include the use of derivatives to hedge equity-indexed annuity value changes, the purchase of securities structured to protect against prepayments, prepayment restrictions or fees on mortgage loans, and consistent monitoring of the pricing of our products in order to better match the duration of the assets and liabilities.

In addition to interest rate fluctuations impacting our assets and liabilities, we are also exposed to disintermediation risk. Disintermediation risk refers to the risk that interest rates will rise and policy loans and surrenders will increase, or that maturing policies will not renew at anticipated rates of renewal. This risk manifests itself when, due to rapid changes in interest rates, policyholders move their assets into new products offering higher rates. We may then have to sell assets earlier than anticipated to pay for these withdrawals. Our life insurance and annuity product designs, underwriting standards and risk management techniques are utilized to minimize or mitigate disintermediation risk and greater than expected mortality and morbidity risks. We strive to mitigate disintermediation risk through the use of surrender charges, certain provisions prohibiting the surrender of a policy, and market value adjustment features. Investment guidelines, including duration targets, asset allocation tolerances and return objectives, help to ensure that disintermediation risk is managed within the constraints of profitability criteria. Prudent underwriting is applied to select and price insurance risks, and we regularly monitor claims experience relative to our product pricing assumptions. Implementation of disciplined claims management serves to further protect against fraudulent and unjustified claims activity.

Credit Risk

We are exposed to credit risk. Credit risk is the level of certainty that an issuer or borrower will honor its obligation under the terms of a security or loan. Our insurance and annuity products are primarily supported by investments in fixed maturity securities, which primarily include investment grade bonds and collateralized mortgage loans. Information regarding the credit quality of our fixed maturity securities can be found in the Bonds discussion in the Investments section of the MD&A.

To manage credit risk, we have an established, formal Investment Plan approved by our Board of Directors. Collectively, these documents provide issuer and geographic concentration limits, investment size limits and other applicable parameters such as loan to value guidelines. Investment activity, including the setting of investment policies and defining acceptable risk levels, is subject to review and approval of our Finance Committee.

We are also exposed to credit risk because of our purchases of reinsurance. We manage our underwriting risk exposures by following the industry practice of reinsuring portions of our insurance risks. We purchase reinsurance from several providers and are not dependent on any single reinsurer. While we believe these reinsurance providers are reputable and have the financial strength to meet their obligations, our reinsurance program does result in us being subject to credit risk of default of the reinsurer. Reinsurance does not eliminate our liability to pay our policyholders, and we remain primarily liable to our policyholders for the risks we insure.

Equity Risk

Equity risk is the risk that we will incur losses due to adverse changes in the general levels of the equity investment markets or in the levels of specific investments within the investment portfolio. At December 31, 2010, we held approximately $1.1 billion of equity investments, which had equity risk. Our exposure to the equity markets is managed by sector and is intended to track the Standard & Poor’s 500 Index (“S&P 500”) with minor variations. We continue to mitigate our equity risk by diversification of the overall investment portfolio and through prudent investing activities in the equity markets.

Changes in Accounting Principles

Refer to Part II Item 8, Financial Statements and Supplementary Data - Note 2, Summary of Significant Accounting Policies and Practices, for a discussion on recently issued accounting pronouncements not yet adopted.

Item 8.                      FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders
American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I to V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of debt securities as of April 1, 2009 due to the adoption of new FASB guidance.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), American National Insurance Company’s internal control over financial reporting as of December 31, 2010, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated March 2, 2011, expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

/s/ KPMG LLP

Houston, Texas
March 2, 2011

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders
American National Insurance Company:

We have audited American National Insurance Company’s (the Company) internal control over financial reporting as of December 31, 2010, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for maintaining effective internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Management’s Annual Report on Internal Control over Financial Reporting. Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects. Our audit included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk. Our audit also included performing such other procedures as we considered necessary in the circumstances. We believe that our audit provides a reasonable basis for our opinion.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, American National Insurance Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2010, based on criteria established in Internal Control – Integrated Framework issued by COSO.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2010, and our report dated March 2, 2011 expressed an unqualified opinion on those consolidated financial statements.

/s/ KPMG LLP

Houston, Texas
March 2, 2011

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands, except for per share data)

	Years ended December 31,
	2010	2009	2008
PREMIUMS AND OTHER REVENUE
Premiums
Life	$282,160	$284,530	$299,338
Annuity	174,193	220,284	116,248
Accident and health	263,294	309,701	290,883
Property and casualty	1,158,261	1,159,509	1,182,026
Other policy revenues	185,805	179,504	174,899
Net investment income	911,915	839,777	795,442
Realized investments gains (losses)	79,728	5,248	(13,483)
Other-than-temporary impairments	(5,666)	(79,103)	(365,551)
Other income	17,398	19,000	22,777

Total revenues	3,067,088	2,938,450	2,502,579

BENEFITS, LOSSES AND EXPENSES
Policy Benefits
Life	294,177	297,719	296,078
Annuity	205,948	249,709	142,867
Accident and health	184,554	239,407	223,055
Property and casualty	923,736	923,064	939,854
Interest credited to policy account balances	393,119	370,563	299,833
Commissions for acquiring and servicing policies	448,880	459,943	475,345
Other operating costs and expenses	454,146	471,920	493,907
Change in deferred policy acquisition costs	(40,095)	(63,611)	(67,439)

Total benefits, losses and expenses	2,864,465	2,948,714	2,803,500

Income (loss) from continuing operations before federal income tax, and equity in earnings of unconsolidated affiliates	202,623	(10,264)	(300,921)
Provision (benefit) for federal income taxes
Current	58,946	(14,203)	(35,016)
Deferred	(3,738)	(16,825)	(87,378)

Total provision (benefit) for federal income taxes	55,208	(31,028)	(122,394)

Equity in earnings (losses) of unconsolidated affiliates, net of tax	(3,169)	(4,216)	4,965

Income (loss) from continuing operations	144,246	16,548	(173,562)
Income (loss) from discontinued operations, net of tax (See Note 19)	(1,275)	(1,381)	19,533

Net income (loss)	142,971	15,167	(154,029)

Less: Net loss attributable to noncontrolling interest	(1,055)	(458)	(31)

Net income (loss) attributable to American National Insurance Company and Subsidiaries	$144,026	$15,625	$(153,998)

Amounts available to American National Insurance Company common stockholders
Earnings (loss) per share:
Basic	$5.42	$0.59	$(5.82)
Diluted	5.40	0.59	(5.82)

Weighted average common shares outstanding	26,559,035	26,528,832	26,479,832
Weighted average common shares outstanding and dilutive potential common shares	26,687,158	26,597,476	26,479,832
See accompanying notes to the financial statements
AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(in thousands, except for share and per share data)

	December 31,
	2010	2009
ASSETS
Investments, other than investments in unconsolidated affiliates
Fixed maturity securities:
Bonds held-to-maturity	$8,513,550	$7,461,711
Bonds available-for-sale	4,123,613	4,213,550
Equity securities:
Preferred stocks	36,867	35,717
Common stocks	1,045,888	934,754
Mortgage loans on real estate, net of allowance	2,679,909	2,229,659
Policy loans	380,505	364,354
Investment real estate, net of accumulated depreciation of $202,111 and $209,115	521,768	635,110
Short-term investments	486,206	636,823
Other invested assets	119,251	94,442

Total investments	17,907,557	16,606,120

Cash and cash equivalents	101,449	161,483
Investments in unconsolidated affiliates	195,472	156,809
Accrued investment income	201,286	191,737
Reinsurance ceded receivables	355,188	371,654
Prepaid reinsurance premiums	41,198	53,545
Premiums due and other receivables	287,184	282,865
Deferred policy acquisition costs	1,318,426	1,330,981
Property and equipment, net	77,974	88,705
Current federal income taxes	7,764	29,474
Deferred federal income taxes	—	5,034
Other assets	138,978	152,722
Separate account assets	780,563	718,378

Total assets	$21,413,039	$20,149,507

LIABILITIES
Policyholder funds
Future policy benefits:
Life	$2,539,334	$2,485,886
Annuity	865,480	783,065
Accident and health	81,266	88,545
Policy account balances	10,475,159	9,567,860
Policy and contract claims	1,298,457	1,302,653
Participating policyholder share	177,794	162,794
Other policyholder funds	889,446	919,864

Total policyholder liabilities	16,326,936	15,310,667

Liability for retirement benefits	187,453	180,909
Current portion of long-term notes payable	47,632	34,297
Long-term notes payable	12,508	39,545
Deferred federal income taxes	53,737	—
Other liabilities	368,332	393,302
Separate account liabilities	780,563	718,378

Total liabilities	17,777,161	16,677,098

STOCKHOLDERS’ EQUITY
Common stock, $1.00 par value, — Authorized 50,000,000 Issued 30,832,449, Outstanding 26,820,977 shares	30,832	30,832
Additional paid-in capital	15,190	11,986
Accumulated other comprehensive income	225,212	117,649
Retained earnings	3,459,911	3,398,492
Treasury stock, at cost	(98,494)	(98,505)

Total American National stockholders’ equity	3,632,651	3,460,454
Noncontrolling interest	3,227	11,955

Total stockholders’ equity	3,635,878	3,472,409

Total liabilities and stockholders’ equity	$21,413,039	$20,149,507

See accompanying notes to the consolidated financial statements

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
(in thousands, except for per share data)

	Years ended December 31,
	2010	2009	2008

Common Stock
Balance at beginning and end of the year	$30,832	$30,832	$30,832

Additional Paid-In Capital
Balance as of January 1,	11,986	7,552	6,080
Issuance of treasury shares as restricted stock	(11)	179	(1,139)
Tax benefit on excess restricted stock	—	439	—
Amortization of restricted stock	3,215	3,816	2,611

Balance as of December 31,	15,190	11,986	7,552

Accumulated Other Comprehensive Income
Balance as of January 1,	117,649	(221,148)	145,972
Change in unrealized gain (loss) on available-for-sale securities, net	109,006	383,098	(331,828)
Cumulative adjustment for accounting change on other-than-temporary impairments on debt securities	—	(50,411)	—
Foreign exchange adjustments	276	664	(247)
Defined benefit plans adjustment	(1,719)	5,446	(35,045)

Balance as of December 31,	225,212	117,649	(221,148)

Retained Earnings
Balance as of January 1,	3,398,492	3,414,946	3,653,365
Net income (loss) attributable to American National Insurance Company and Subsidiaries	144,026	15,625	(153,998)
Cash dividends to common stockholders ($3.08 per share)	(82,607)	(82,490)	(82,651)
Effect of ASC 715 change in measurement date	—	—	(1,770)
Cumulative adjustment for accounting change on other-than-temporary impairments on fixed maturity securities	—	50,411	—

Balance as of December 31,	3,459,911	3,398,492	3,414,946

Treasury Stock
Balance as of January 1,	(98,505)	(98,326)	(99,465)
Net issuance of restricted stock	11	(179)	1,139

Balance as of December 31,	(98,494)	(98,505)	(98,326)

Noncontrolling Interest
Balance as of January 1,	11,955	8,377	4,539
Contributions	466	4,392	4,279
Distributions	(278)	(109)	(427)
Loss attributable to noncontrolling interest	(1,623)	(705)	(14)
Effect of ASU 2009-17 implementation	(7,293)	—	—

Balance as of December 31,	3,227	11,955	8,377

Total Equity
Balance as of December 31,	$3,635,878	$3,472,409	$3,142,233

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In thousands)

	Years ended December 31,
	2010	2009	2008

Net income (loss) attributable to American National Insurance Company and Subsidiaries	$144,026	$15,625	$(153,998)

Other comprehensive income (loss), net of tax
Change in unrealized gain (loss) on available-for-sale securities, net	109,006	383,098	(331,828)
Foreign exchange adjustments	276	664	(247)
Defined benefit plans adjustment	(1,719)	5,446	(35,045)

Total other comprehensive income (loss)	107,563	389,208	(367,120)

Total comprehensive income (loss) attributable to American National Insurance Company and Subsidiaries	$251,589	$404,833	$(521,118)

See accompanying notes to the consolidated financial statements

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	Years Ended December 31,
	2010	2009	2008
OPERATING ACTIVITIES
Net income (loss) attributable to American National Insurance Company and Subsidiaries	$144,026	$15,625	$(153,998)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized (gains) losses on investments	(79,575)	(3,406)	14,158
Other-than-temporary impairments	5,666	79,103	365,551
Amortization of discounts and premiums on bonds	19,463	16,215	16,654
Net capitalized interest on policy loans and mortgage loans	(30,310)	(27,881)	3,511
Depreciation	40,017	44,744	26,496
Interest credited to policy account balances	393,119	370,563	299,833
Charges to policy account balances	(185,805)	(173,360)	(191,238)
Deferred federal income tax benefit	(3,738)	(16,825)	(87,378)
Deferral of policy acquisition costs	(481,600)	(477,417)	(491,342)
Amortization of deferred policy acquisition costs	441,505	413,806	424,005
Equity in (earnings) losses of unconsolidated affiliates	4,875	6,488	(7,639)
Changes in:
Policyholder funds liabilities	101,615	32,629	88,908
Reinsurance ceded receivables	16,466	111,192	(44,780)
Premiums due and other receivables	(4,319)	42,154	(38,419)
Accrued investment income	(9,549)	(6,936)	(1,952)
Current federal income tax liability/recoverable	21,710	38,853	(65,182)
Liability for retirement benefits	6,544	(3,215)	6,018
Prepaid reinsurance premiums	12,347	7,888	5,339
Other, net	(11,486)	21,170	3,136

Net cash provided by operating activities	400,971	491,390	171,681

INVESTING ACTIVITIES
Proceeds from sales of:
Bonds	283,124	82,861	6,353
Equity securities	166,923	182,871	129,270
Real estate	30,412	4,837	4,500
Mortgage loans	—	—	2,294
Other invested assets	22,550	1,806	9,896
Disposals of property and equipment	1,602	1,608	1,380
Distributions from unconsolidated affiliates	10,920	11,310	12,332
Proceeds from maturities/redemption of:
Bonds	1,051,197	835,722	850,081
Equity securities	1,556	—	—
Principal payments received on:
Mortgage loans	151,828	116,365	144,497
Policy loans	49,599	45,591	9,459
Purchases of investments:
Bonds	(2,160,997)	(1,538,440)	(1,270,774)
Equity securities	(146,488)	(53,758)	(290,979)
Real estate	(26,842)	(127,281)	(78,119)
Mortgage loans	(536,830)	(477,275)	(520,426)
Policy loans	(41,749)	(32,129)	(20,447)
Other invested assets	(44,867)	(31,572)	(21,795)
Additions to property and equipment	(9,359)	(13,178)	(25,024)
Contributions to unconsolidated affiliates	(36,083)	(20,042)	(38,514)
Change in short-term investments	150,617	(341,653)	403,092
Other, net	2,075	(256)	2,483

Net cash used in investing activities	(1,080,812)	(1,352,613)	(690,441)

FINANCING ACTIVITIES
Policyholders’ deposits to policy account balances	1,722,505	2,268,201	1,996,836
Policyholders’ withdrawals from policy account balances	(1,022,520)	(1,191,021)	(1,446,521)
Change in notes payable	2,429	(38,080)	(16,877)
Dividends to stockholders	(82,607)	(82,490)	(82,651)

Net cash provided by financing activities	619,807	956,610	450,787

NET INCREASE (DECREASE) IN CASH	(60,034)	95,387	(67,973)
Cash:
Beginning of the year	161,483	66,096	134,069

End of year	$101,449	$161,483	$66,096

See accompanying notes to the consolidated financial statements

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively “American National”) operate primarily in the insurance industry. Operating on a multiple product line basis, American National offers a broad line of insurance coverage, including individual and group life insurance, health insurance, annuities, and property and casualty insurance. In addition, through non-insurance subsidiaries, American National invests in stocks and real estate. The majority of revenues are generated by the insurance business. Business is conducted in all states and the District of Columbia, as well as Puerto Rico, Guam and American Samoa. Various distribution systems are utilized, including multiple-line exclusive agents, independent agents, third-party marketing organizations, career agents, and direct sales to the public.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding financial reporting.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are reported in U.S. currency. All material intercompany transactions with consolidated entities have been eliminated.

American National consolidates all entities that are wholly-owned and those in which they own less than 100% but control, as well as any variable interest entities in which they are the primary beneficiary.

Certain amounts in prior years have been reclassified to conform to current year presentation.

USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported consolidated financial statement balances. Actual results could differ from those estimates. The following estimates have been identified as critical in that they involve a high degree of judgment and are subject to a significant degree of variability:

•	Other-than-temporary impairment (“OTTI”);

•	Deferred policy acquisition costs;

•	Reserves;

•	Reinsurance;

•	Pension and postretirement benefit plans;

•	Litigation contingencies; and

•	Federal income taxes.

Accounting estimates inherently require the use of judgments relating to a variety of assumptions; in particular, expectations of current and future mortality, morbidity, persistency, losses and loss adjustment expenses, recoverability of receivables, investment returns and interest rates. In developing these estimates, we make subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop. Although variability is inherent in these estimates, management believes that the amounts provided are appropriate, based upon the facts available upon compilation of the consolidated financial statements. Due to the inherent uncertainty when using assumptions and estimates, the effect of certain accounting policies under different conditions or assumptions could be different from those reported in the consolidated financial statements.

INVESTMENTS

Fixed maturity securities

Bonds that are classified as held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National’s ability and intent to hold these securities until maturity or market recovery. Bonds classified as available-for-sale are carried at fair value.

Equity Securities

All common and preferred stocks are classified as available-for-sale and are carried at fair value.

Unrealized gains and losses

For all investments carried at fair value (excluding derivative instruments), the unrealized gains or losses (differences between cost and fair value), net of applicable federal income taxes, are reflected in stockholders’ equity as a component of accumulated other comprehensive income (loss).

Mortgage loans

Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, American National will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, or (ii) the estimated fair value of the loan’s underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent. American National also establishes allowances for loan losses for groups of loans with similar characteristics, such as mortgage loans based on similar property types, when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan’s contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 90 days past due and/or when the collection of interest is not considered probable.  Income on past due loans is reported on cash basis.  Cash receipts on such impaired loans are recorded as a reduction of principal, interest income, expense reimbursement or other manner in accordance with the loan agreement. Gains and losses from the sale of loans and changes in valuation allowances are reported in “Realized investment gains (losses)” in the consolidated statements of operations.

Policy loans

Policy loans are carried at cost, which approximates fair value.

Investment real estate

Real estate investments, including related improvements, are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years). Rental income is recognized on a straight-line basis over the term of the respective leases. American National classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. American National periodically reviews its real estate investments for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in “Realized investment gains (losses)” in the consolidated statements of operations. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks as well as other appraisal methods. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

Real Estate Joint Ventures and Other Limited Partnership Interests

American National uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of private equity funds in which it has more than a minor interest or more than a minor influence over the joint ventures or partnership’s operations, but it does not have a controlling interest and is not the primary beneficiary. For certain joint ventures American National records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. In addition to the investees performing regular evaluations for the impairment of underlying investments, American National routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. American National considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether impairment has occurred. When an OTTI is deemed to have occurred, American National records a realized capital loss within “Equity in earnings (losses) of unconsolidated affiliates” to record the investment at its estimated fair value.

Short-term investments

Short-term investments, comprised of commercial paper, are carried at amortized cost, which approximates fair value.

Other invested assets

Other invested assets, comprised primarily of tax credit partnerships, CAPCO investments and mineral rights, are carried at cost, less allowance for depletion, where applicable. Other invested assets also includes derivative investments (equity-indexed options) which are carried at fair value. Impairments for other invested assets are considered on an individual basis.

Impairments

An OTTI has occurred for a fixed maturity security in an unrealized loss position when American National either (a) has the intent to sell the fixed maturity security or (b) it is more-likely-than-not that it will be required to sell the fixed maturity security before its anticipated recovery of its amortized costs basis. If either criterion is met, an OTTI is recognized in earnings in the amount of the amortized cost basis of the fixed maturity security in excess of its fair value, as of the impairment measurement date.

For all fixed maturity securities in unrealized loss positions which American National does not intend to sell and for which it is not more-likely-than-not that it will be required to sell before its anticipated recovery, American National assesses whether the amortized cost basis of the fixed maturity security will be recovered by comparing the net present value of cash flows expected to be collected from the fixed maturity security with its amortized cost basis. Management estimates cash flows expected to be collected from the fixed maturity security using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security. The net present value of cash flows expected to be collected from the fixed maturity security is calculated by discounting management’s best estimate of cash flows expected to be collected on the fixed maturity security at the effective interest rate implicit in the fixed maturity security when acquired. If the net present value of the cash flows expected to be collected from the fixed maturity security is less than the amortized cost basis of the fixed maturity security, an OTTI has occurred in the form of a credit loss. The credit loss is recognized in earnings in the amount of excess amortized cost over the net present value of the cash flows expected to be collected from the fixed maturity security. If the fair value of the fixed maturity security is less than its net present value of the cash flows expected to be collected from the fixed maturity security at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) in the amount of the fair value of the fixed maturity security that is less than the net present value of the cash flows expected to be collected from the fixed maturity security.

After the recognition of an OTTI, the fixed maturity security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to its previous amortized cost basis less the related OTTI recognized in earnings. The new amortized cost basis of an other-than-temporary impaired security is not adjusted for subsequent increases in estimated fair value. Should there be a significant increase in the estimate of cash flows expected to be collected from a previously impaired fixed maturity security, the increase would be accounted for prospectively by accreting it as interest income over the remaining life of the fixed maturity security.

All equity securities, real estate and other invested assets are regularly reviewed for other-than-temporary impairment based on criteria that include the extent to which cost exceeds fair value, the duration of the market decline, and the financial health of and specific prospects for the issuer, borrower, or tenants. Unrealized losses that are determined to be other-than-temporary are recognized in current period income as a realized loss.

Derivative instruments and hedging activities

American National purchases derivative instruments as hedges of a recognized asset or liability, which are recorded on the consolidated statements of financial position at fair value. The change in fair value of derivative assets is reported as “Net investment income” in the consolidated statements of operations. The change in fair value of embedded derivative liabilities is reported through “Interest credited to policy account balances” in the consolidated statements of operations. Derivative instruments held at December 31, 2010 and 2009 had an immaterial impact on the consolidated statements of operations and consolidated statements of cash flows.

American National does not apply hedge accounting treatment to its hedging activities.

Investments in unconsolidated affiliates

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

CASH AND CASH EQUIVALENTS

American National considers cash on-hand and in banks plus amounts invested in money market funds as cash and cash equivalents for purposes of the consolidated statements of financial position and consolidated statements of cash flows.

PROPERTY AND EQUIPMENT

These assets consist of buildings occupied by American National, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods that are allowed under GAAP over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the report date. Revenues and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to “Accumulated other comprehensive income (loss)” in the consolidated statements of financial position.

INSURANCE SPECIFIC ASSETS AND LIABILITIES

Deferred policy acquisition costs

Deferred policy acquisition costs (“DAC”) represent the costs that vary with and are related primarily to the acquisition of new and renewal insurance and annuity contracts. Significant costs are incurred in connection with acquiring insurance business, including commissions and certain other expenses.  The deferred costs are recorded and reported as “deferred policy acquisition costs” in the asset section of the consolidated statements of financial position. The deferred costs are subsequently amortized over the lives of the underlying contracts in relation to the anticipated emergence of premiums, gross margins, or gross profits, depending on the type of product.

The DAC on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of DAC is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment-type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the DAC that would result from realization of unrealized gains (losses) is recognized with an offset to “Accumulated other comprehensive income (loss)” in the consolidated statements of financial position as of the reporting date. It is possible that a change in interest rates could have a significant impact on the DAC calculated for these contracts.

DAC associated with property and casualty insurance business consists principally of commissions, underwriting and issue costs. These deferred costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

For short-duration and long-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is not anticipated in assessing the recoverability of DAC for short-duration contract.

Future policy benefits

For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the American National’s experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Reinsurance

In the normal course of business, American National participates in reinsurance to limit its exposure to loss on any single insured and to provide additional capacity for future growth. Reinsurance ceded receivable includes amounts owed to American National in respect of paid and unpaid ceded losses and loss expenses, and presented net of a reserve for non-recoverability.

Recoveries on our gross ultimate losses are generally determined by review of individual large claims as well as by estimating the ceded portion of incurred but not reported (“IBNR”) using assumed distribution of claim loss by percentage retained. The most significant assumption used is the average size of the individual losses for those claims that have occurred but have not yet been recorded. The reinsurance ceded receivable is based on what American National believes are reasonable estimates. However, the ultimate amount of the reinsurance ceded receivable is not known until all losses are settled. Refer to Note 11 further information.

Reserves for losses and loss expenses

American National establishes property and casualty reserves to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and reserves for IBNR claims. Case reserves include the liability for claims that were reported to American National, but not yet paid. IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future as well as claims which have been incurred but not yet reported to American National. These reserves also include an estimate of the expense associated with settling claims, including legal and other fees and the general expenses of administering the claims adjustment process.

PREMIUM REVENUE AND POLICY BENEFITS

Traditional ordinary life and health

Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC.

Annuities

Single premium immediate annuity premiums are recognized as revenue when due. Deferred annuity premiums are not recognized as revenue.  Instead, revenues from deferred annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for deferred annuities represent the deposits received plus accumulated interest less withdrawals and applicable accumulated administrative fees.

Universal life and single premium whole life

Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received and credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty

Property and casualty premiums are recognized as revenue proportionately over the contract period, net of reinsurance ceded. Policy benefits consist of actual claims paid and the change in reserves for losses and loss adjustment expenses, net of reinsurance received and recoverable.

PARTICIPATING INSURANCE POLICIES

A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 9.3% of the life insurance in-force at December 31, 2010 and 12.6% of life premiums in 2010. Of the total participating business, 74.8% was written by Farm Family Life Insurance Company (“Farm Family Life”). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force. Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES

American National and its eligible subsidiaries will file a consolidated life and non-life federal income tax return for 2010. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

American National recognizes tax benefits on uncertain tax positions only if it is “more-likely-than-not” that the tax position will be sustained by taxing authorities, based on the technical merits of the position. Tax benefits recognized in the consolidated financial statements are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Tax benefits not meeting the “more-likely-than-not” threshold, if applicable, are included with “Other liabilities” in the consolidated statements of financial position.

Interest expense and penalties, if applicable, are classified as “Other operating costs and expenses” in the consolidated statements of operations.

PENSION AND POSTRETIREMENT BENEFIT PLANS

American National maintains one open qualified defined benefit pension plan and one qualified defined benefit pension plan that is closed to new participants. In addition, they also sponsor three non-qualified defined benefit pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits for certain key executives. American National also provides certain health and life insurance benefits to qualified current and former employees. American National recognizes the funded status of defined benefit pension and other postretirement benefit plans, on the consolidated statements of financial position.

The pension benefit and postretirement benefit obligations and related costs for all plans are calculated using actuarial concepts in accordance with the relevant GAAP pronouncements. Two key assumptions, the discount rate and the expected return on plan assets, are important elements of expense and/or liability measurement. American National evaluates these key assumptions annually. Other assumptions involve demographic factors such as retirement age, mortality, turnover and rate of compensation increases.

American National uses a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. A higher discount rate decreases the present value of benefit obligations and decreases pension expense. To determine the expected long-term rate of return on plan assets, a building-block method is used. The expected rate of return on each asset is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). Using this approach, the precise expected return derived will fluctuate somewhat from year to year; however, it is American National’s policy to hold this long-term assumption relatively constant.

The assumptions used in the measurement of the pension benefit obligations for 2010 and 2009 include: the discount rate, long-term rate of return, and rate of compensation increase. For further information, refer to Note 17.

STOCK-BASED COMPENSATION

Stock Appreciation Rights

American National awards stock appreciation rights (“SARs”) to certain executive officers. Upon the exercise of a vested SAR, a holder would be entitled to receive cash payment in an amount equal to the excess of the market value of a share of stock on the exercise date over the market value of a share of stock on the grant date, multiplied times the number of SARs exercised. The compensation cost accrued related to the SAR award is included in “Other liabilities” in the consolidated statements of financial position. SARs vest over five years and will expire five years from the date of vesting.

The measurement of the liability and compensation cost is based on the fair value of the awards and is remeasured each reporting period through the date of settlement. American National estimates the SAR’s fair value using the Black-Scholes-Merton option-pricing model. The key assumptions used in the model include: the stock price on the date of grant, the stock price on the date of remeasurement, expected life of the SARs and the risk-free rate of return. The compensation cost is amortized over the vesting period of the award based on the proportionate amount of the period vested.

Restricted Stock Units

American National grants restricted stock units (“RSU”) awards to certain executive officers. RSUs generally vest over two years from the date of grant and are then converted to American National’s common stock on a one for one basis. The compensation cost accrued related to the RSU award is included in “Additional paid-in capital” in the consolidated statements of financial position.

The measurement of the equity and compensation cost is based on the fair value of the RSU awards. Fair value of the RSU award is estimated as the value of the underlying stock at the date of grant. The compensation cost is amortized over the vesting period of the award based on the proportionate amount of the period vested. The compensation cost is not subsequently adjusted for changes in the value of the underlying stock until the settlement date.

Restricted Stock Awards

American National grants restricted stock (“RS”) awards to certain executive officers and directors. The RS award entitles the grantee to full dividend and voting rights. Each RS award has the value of one share of restricted stock upon vesting. The RS award vest over ten years from the date of grant and are then released from forfeiture restrictions. The compensation cost accrued related to the RS award is included in “Additional paid-in capital” in the consolidated statements of financial position.

The measurement of the equity and compensation cost is based on the fair value of the RS awards. Fair value of the RS award is estimated as the value of the underlying common stock at the date of grant. The compensation cost is amortized over the vesting period of the award based on the proportionate amount of the period vested. The compensation cost is not subsequently adjusted for changes in the value of the underlying stock.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of American National. American National reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from American National’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated financial statements.

LITIGATION CONTINGENCIES

American National reviews existing litigation matters and potential litigation items with counsel quarterly to determine if any adjustments to reserves for possible losses are necessary. Reserves for losses are established whenever they are probable and estimable. American National establishes reserves based on the best estimate of the probable loss. If no one number within the range of possible losses is more probable than any other, a reserve is recorded based on the low end of the estimated range.

ADOPTION OF NEW ACCOUNTING STANDARDS

On April 1, 2009, American National adopted accounting guidance contained within ASC 320, “Investments – Debt and Equity Securities” (formerly FSP FAS No.115-2/124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”), (“ASC 320”). This guidance required entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which management asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors (the “non-credit loss”) is recorded in other comprehensive income (loss). ASC 320 was effective for interim and annual periods ending after June 15, 2009. As of the beginning of the interim period of adoption, ASC 320 required a cumulative-effect adjustment to reclassify the non-credit component of previously recognized OTTI losses from retained earnings to other comprehensive loss. Upon adoption of ASC 320, a cumulative effect adjustment of $50,411,000, net of taxes, was recorded as an adjustment to retained earnings with a corresponding adjustment to accumulated other comprehensive income.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance which changes the analysis required to determine whether or not an entity is a variable interest entity (“VIE”). In addition, the guidance changes the determination of the primary beneficiary of a VIE from a quantitative to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. This guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company’s involvement with a VIE on its financial statements. This guidance is effective for interim and annual reporting periods beginning after November 15, 2009. The disclosures required by this revised guidance are provided in Note 4.

As a result of the adoption of this guidance, American National deconsolidated certain partnerships for which American National does not have the power to direct the activities of the partnership that most significantly impact its economic activities, and for which it has concluded it is not the primary beneficiary. Additionally, American National is now consolidating certain partnerships that were not previously consolidated. See Note 4 for disclosure of the net impact of the consolidation and deconsolidation on American National’s consolidated financial statements.

In January 2010, the FASB issued an Accounting Standards Update (“ASU”) No. 2010-02, Accounting and Reporting for Decreases in Ownership of a Subsidiary — A Scope Clarification (“ASU 2010-02”), which amended ASC Topic 810, Consolidations (“ASC 810”). ASU 2010-02 changed ASC 810 by excluding some dispositions of not-for-profit activities and assets sales such as in-substance real estate from its scope. This guidance also required expanded disclosures about changes in ownership of subsidiaries. ASU 2010-02 is effective for interim and annual periods commencing after December 15, 2009. Accordingly, this guidance was adopted on January 1, 2010 and did not have a material effect on American National’s consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”), which amended ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). ASU 2010-06 was issued to improve and expand fair value disclosures. Newly required disclosures are as follows: 1) provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy established by ASC 820; 2) provide a reconciliation of purchases, sales, issuance, and settlements of anything valued with a Level 3 method; and 3) provide fair value disclosures for each class of assets and liabilities. This guidance is effective for interim and annual periods commencing after December 15, 2009, except for the disclosure of the reconciliation of the Level 3 activities, which is effective for annual periods commencing after December 15, 2010. Accordingly, American National adopted this guidance on January 1, 2010, except for the disclosure of the reconciliation of the Level 3 activities, which will be adopted effective January 1, 2011. Other than requiring additional disclosures, adoption of this guidance on January 1, 2010 did not have a material impact on American National’s consolidated financial statements. The residual portion of the guidance to be adopted on January 1, 2011 is not expected to have a material impact on American National’s consolidated financial statements.

In February 2010, the FASB issued ASU No. 2010-09, Subsequent Events (“ASU 2010-09”), which amended ASC Topic 855, Subsequent Events (“ASC 855”). ASU 2010-09 amended ASC 855 by removing the requirement for an entity that files or furnishes financial statements with the SEC to disclose a date through which subsequent events have been evaluated in both originally issued and restated financial statements. This ASU removed potential conflicts with the SEC’s guidance. ASU 2010-09 was effective upon its issuance. Accordingly, this guidance was adopted on February 28, 2010 and did not have a material effect on American National’s consolidated financial statements.

In July 2010, the FASB issued ASU No. 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (ASU 2010-20). This ASU amended ASC Topic 310, Receivables (“ASC 310”), related to financing receivables’ credit quality and credit loss disclosures. Additional disclosures are now required that enable readers of the financial statements to understand the nature of the credit risk inherent in the financing receivable portfolio, how the portfolio’s credit risk is analyzed and assessed in order to arrive at the allowance for credit losses for each portfolio, and the changes and underlying reason for the changes in the allowance for credit losses for each portfolio. Disclosures previously required for financing receivables are now required to be disclosed on a disaggregated basis. In addition, new disclosures under ASU 2010-20 are required for each financing receivable class including credit quality indicators of financing receivables at the end of the reporting period, aging of past due financing receivables, the nature and extent of troubled debt restructurings that occurred during the reporting period, the nature and extent of financing receivables modified as troubled debt restructurings within the previous 12 months that defaulted during the reporting period, and significant purchases and sales of financing receivables during the reporting period. The ASU 2010-20 disclosures required as of the end of a reporting period are effective for interim and annual periods ending on or after December 15, 2010. Disclosures concerning the activity that occurs during a reporting period are effective for interim and annual periods beginning on or after December 15, 2010. Refer below to ASU No. 2011-01 for a discussion on the deferral of the effective date for certain disclosure requirements in ASU 2010-20. Accordingly, American National partially adopted ASU 2010-20’s disclosure requirements effective January 1, 2010. ASU 2010-20 did not materially impact American National’s consolidated financial statements but has expanded its disclosures related to mortgage loans. The residual portion of the guidance to be adopted on January 1, 2011 is not expected to have a material impact on American National’s consolidated financial statements.

In January 2011, the FASB issued ASU No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (“ASU 2011-01”), which amended ASC 310. This update temporarily delays the effective date of the disclosures about troubled debt restructuring required within ASU 2010-20. The delay is intended to allow the FASB time to complete its deliberations on what constitutes a troubled debt restructuring. FASB expects the revised guidance to be effective for interim and annual periods that end after June 15, 2011. ASU 2011-01 is effective upon issuance. Accordingly, this update was retrospectively adopted on December 31, 2010 and did not have a material effect on American National’s consolidated financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ASU 2010-06 guidance was bifurcated between two effective dates. The disclosure requirement for a reconciliation of Level 3 activities is effective for annual periods commencing after December 15, 2010. American National’s adoption of this guidance effective January 1, 2011 is not expected to have a material effect on American National’s consolidated financial statements. Refer to the above discussion on ASU 2010-06 for further information.

In April 2010, the FASB issued ASU No. 2010-15, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments (“ASU 2010-15”), which amended ASC Subtopic 944-80, Financial Services — Insurance – Separate Accounts. ASU 2010-15 clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policyholder. This guidance also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary. The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the stand-alone financial statements of the separate account. ASU 2010-15 is effective for interim and annual periods commencing after December 15, 2010. Early adoption is permitted and guidance is to be applied retrospectively to all prior periods upon adoption. American National’s adoption of this guidance effective January 1, 2011 is not expected to have a material effect on American National’s consolidated financial statements.

ASU 2010-20 was bifurcated between two effective dates. The disclosure requirements for activities that occur during a reporting period are effective for interim and annual periods commencing after December 15, 2010. American National’s adoption of this guidance effective January 1, 2011 is not expected to have a material effect on American National’s consolidated financial statements. Refer to the above discussion on ASU 2010-20 for further information.

ASU 2011-01 temporarily delays the effective date of the disclosures requirements about troubled debt restructuring in ASU 2010-20. FASB will be issuing revised disclosure requirements on troubled debt restructuring which it anticipates to be effective for interim and annual periods ending after June 15, 2011. Refer to the above discussion on ASU 2010-20 and ASU 2011-01 for further information.

In October 2010, the FASB issued ASU No. 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts (ASU 2010-26), which amended ASC Topic 944, Financial Services — Insurance. The new guidance redefines the term “acquisition cost” and added the term “incremental direct cost of contract acquisition” to the master glossary. These changes limit the deferrable cost to those costs that are related directly to the successful acquisition of insurance contracts and those that result directly from and are essential to the contract acquisition and costs that would have not been incurred had the contract acquisition not occurred. The new guidance also specifies that advertising costs should be deferred only if the capitalization criteria for direct-response advertising under ASC Subtopic 340-20, Other Assets and Deferred Costs – Capitalized Advertising Costs are met. ASU 2010-26 is effective for interim and annual periods, commencing after December 15, 2011. Accordingly, this guidance is expected to be adopted by American National on January 1, 2012. American National is currently assessing the effect that ASU 2010-26 will have on its consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations (“ASU 2010-29”), which amended ASC Topic 805, Business Combinations (“ASC 805”). The objective of this guidance is to eliminate diversity in the interpretation of pro forma revenue and earnings disclosure requirements for business combinations. The guidance specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The guidance also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination(s) included in the reported pro forma revenue and earnings. ASU 2010-29 is effective for business combinations for which the acquisition date occurs following the first annual reporting period which commences after December 15, 2010. The guidance is required in interim and annual reporting periods. Early adoption is permitted. American National’s adoption of this guidance effective January 1, 2011 is not expected to have a material effect on American National’s consolidated financial statements.

3. INVESTMENTS

The cost or amortized cost and estimated fair value of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

	Year ended December 31, 2010
		Gross	Gross
	Cost or	Unrealized	Unrealized	Estimated Fair
	Amortized Cost	Gains	Losses	Value
Fixed maturity securities
Bonds held-to-maturity
U.S. treasury and other U.S. government corporations and agencies	$23,117	$288	$—	$23,405
States of the U.S. and political subdivisions of the states	422,249	7,117	(6,920)	422,446
Foreign governments	29,020	4,910	—	33,930
Corporate debt securities	7,293,501	478,353	(33,077)	7,738,777
Residential mortgage-backed securities	661,516	33,702	(3,398)	691,820
Commercial mortgage-backed securities	31,340	—	(17,758)	13,582
Collateralized debt securities	8,562	80	(327)	8,315
Other debt securities	44,245	3,314	—	47,559

Total bonds held-to-maturity	8,513,550	527,764	(61,480)	8,979,834

Bonds available-for-sale
U.S. treasury and other U.S. government corporations and agencies	13,268	643	(4)	13,907
States of the U.S. and political subdivisions of the states	583,163	15,142	(4,193)	594,112
Foreign governments	5,000	1,967	—	6,967
Corporate debt securities	3,030,671	197,485	(26,587)	3,201,569
Residential mortgage-backed securities	259,560	13,250	(1,417)	271,393
Collateralized debt securities	19,468	1,459	(218)	20,709
Other debt securities	14,187	769	—	14,956

Total bonds available-for-sale	3,925,317	230,715	(32,419)	4,123,613

Total fixed maturity securities	12,438,867	758,479	(93,899)	13,103,447

Equity securities
Common stock
Consumer goods	154,106	63,538	(1,052)	216,592
Energy and utilities	121,727	72,471	(933)	193,265
Finance	119,975	55,175	(1,571)	173,579
Healthcare	78,256	31,907	(1,654)	108,509
Industrials	59,856	47,649	—	107,505
Information technology	108,178	62,284	(161)	170,301
Materials	16,469	15,540	—	32,009
Telecommunication services	31,678	12,484	(34)	44,128

Total common stock	690,245	361,048	(5,405)	1,045,888
Preferred stock	30,420	6,714	(267)	36,867

Total equity securities	720,665	367,762	(5,672)	1,082,755

Total investments in securities	$13,159,532	$1,126,241	$(99,571)	$14,186,202

	Year ended December 31, 2009
		Gross	Gross
	Cost or	Unrealized	Unrealized	Estimated Fair
	Amortized Cost	Gains	Losses	Value
Fixed maturity securities
Bonds held-to-maturity
U.S. treasury and other U.S. government corporations and agencies	$21,222	$183	$(58)	$21,347
States of the U.S. and political subdivisions of the states	240,403	8,619	(1,144)	247,878
Foreign governments	28,997	3,606	—	32,603
Corporate debt securities	6,390,377	327,535	(73,856)	6,644,056
Residential mortgage-backed securities	693,178	24,650	(21,856)	695,972
Commercial mortgage-backed securities	33,128	—	(23,941)	9,187
Collateralized debt securities	9,627	85	(1,036)	8,676
Other debt securities	44,779	2,009	(31)	46,757

Total bonds held-to-maturity	7,461,711	366,687	(121,922)	7,706,476

Bonds available-for-sale
U.S. treasury and other U.S. government corporations and agencies	3,438	448	—	3,886
States of the U.S. and political subdivisions of the states	540,210	18,869	(1,044)	558,035
Foreign governments	5,000	1,188	—	6,188
Corporate debt securities	3,196,202	126,742	(69,932)	3,253,012
Residential mortgage-backed securities	353,729	8,507	(6,671)	355,565
Collateralized debt securities	23,064	983	(1,553)	22,494
Other debt securities	14,401	225	(256)	14,370

Total bonds available-for-sale	4,136,044	156,962	(79,456)	4,213,550

Total fixed maturity securities	11,597,755	523,649	(201,378)	11,920,026

Equity securities
Common stock
Consumer goods	129,363	47,093	(2,336)	174,120
Energy and utilities	83,284	42,939	(1,453)	124,770
Finance	118,622	40,296	(2,174)	156,744
Healthcare	81,454	29,767	(1,100)	110,121
Industrials	58,900	28,887	(357)	87,430
Information technology	102,171	48,413	(422)	150,162
Materials	17,875	7,317	(22)	25,170
Mutual funds	59,853	6,426	(77)	66,202
Telecommunication services	32,272	8,118	(355)	40,035

Total common stock	683,794	259,256	(8,296)	934,754
Preferred stock	35,359	5,269	(4,911)	35,717

Total equity securities	719,153	264,525	(13,207)	970,471

Total investments in securities	$12,316,908	$788,174	$(214,585)	$12,890,497

Investment securities

Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities, which are not due at a single maturity, have been allocated to their respective categories based on the year of final contractual maturity. The amortized cost and estimated fair value, by contractual maturity of fixed maturity securities are shown below (in thousands):

	December 31, 2010
	Bonds Held-to-Maturity		Bonds Available-for-Sale
	Amortized	Estimated Fair	Amortized	Estimated Fair
	Cost	Value	Cost	Value

Due in one year or less	$444,961	$455,798	$226,340	$229,529
Due after one year through five years	3,995,818	4,273,860	1,873,992	1,990,183
Due after five years through ten years	2,992,353	3,155,544	1,248,564	1,309,798
Due after ten years	1,074,567	1,089,707	571,421	589,491

	8,507,699	8,974,909	3,920,317	4,119,001

Without single maturity date	5,851	4,925	5,000	4,612

Total	$8,513,550	$8,979,834	$3,925,317	$4,123,613

Available-for-sale securities are sold throughout the year for various reasons. All gains and losses were determined using specific identification of the securities sold. Proceeds from the sales of these securities, with the realized gains and losses, are shown below (in thousands):

	Years ended December 31,
	2010	2009	2008

Proceeds from sales of available-for-sale securities	$435,293	$265,732	$135,623
Gross realized gains	51,248	42,101	22,496
Gross realized losses	(3,590)	(11,351)	(31,304)

In 2010, securities with amortized costs of $27,811,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized gain of $71,000 was established at the time of the transfer. Additionally, during the fourth quarter of 2010, a security with a carrying value of $14,451,000 was sold from held-to-maturity due to evidence of a significant deterioration of the issuers’ creditworthiness. A realized gain of $303,000 was realized on this sale.

In 2009, securities with amortized costs of $4,222,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $407,000 was established at the time of the transfer.

In accordance with various government and state regulations, American National and its wholly-owned insurance subsidiaries had bonds with amortized costs of $36,432,000 at December 31, 2010, on deposit with appropriate regulatory authorities.

Derivative Instruments

American National purchases derivative contracts (equity-indexed options) that serve as economic hedges against fluctuations in the equity markets to which equity-indexed annuity products are exposed. Equity-indexed annuities include a fixed host annuity contract and an embedded equity derivative. These derivative instruments are not designated as hedges. The following tables detail the estimated fair value and the gain or loss on derivatives related to equity-indexed annuities (in thousands):

	Location of Asset (Liability)	Estimated Fair Value
Derivatives Not Designated	Reported in the Consolidated	December 31,
as Hedging Instruments	Statements of Financial Position	2010	2009

Equity-indexed options	Other invested assets	$66,716	$32,801
Equity-indexed annuity embedded derivative	Future policy benefits — Annuity	(59,644)	(22,487)

		Gains (Losses)
	Location of Gains (Losses)	Recognized in Income on Derivatives
Derivatives Not Designated	Recognized in the	Years Ended December 31,
as Hedging Instruments	Consolidated Statements of Operations	2010	2009	2008

Equity-indexed options	Net investment income	$9,942	$5,381	$(24,400)
Equity-indexed annuity embedded derivative	Interest credited to policy account balances	(6,604)	(8,138)	23,184

Unrealized gains (losses) on securities

Unrealized gains (losses) on available-for-sale securities, presented in the stockholders’ equity section of the consolidated statements of financial position, are net of deferred tax expense of $164,108,000 and $101,408,000 for 2010 and 2009, respectively, and a tax benefit of $84,029,000, for 2008.

The change in the net unrealized gains (losses) on available-for-sale securities are shown below (in thousands):

	Years ended December 31,
	2010	2009	2008

Bonds available-for-sale	$120,790	$516,229	$(393,429)
Preferred stocks	6,089	12,254	(3,359)
Common stocks	104,683	218,338	(295,988)
Adjustment to deferred policy acquisition costs	(52,650)	(215,294)	164,937

	178,912	531,527	(527,839)
Less: Provision (benefit) for federal income taxes	62,551	185,700	(185,273)

	116,361	345,827	(342,566)
Change in unrealized (gains) losses of investments attributable to participating policyholders’ interest	(7,355)	(13,140)	10,738

Cumulative adjustment for accounting change on OTTI on fixed maturity securities	—	50,411	—

Total	$109,006	$383,098	$(331,828)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are shown below (in thousands):

	Year ended December 31, 2010
	Less than 12 months		12 Months or more		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value	Losses	Value
Fixed maturity securities
Bonds held-to-maturity
States of the U.S. and political subdivisions of the states	$6,898	$195,634	$22	$878	$6,920	$196,512
Corporate debt securities	22,493	912,554	10,584	128,721	33,077	1,041,275
Residential mortgage-backed securities	579	57,160	2,819	64,798	3,398	121,958
Commercial mortgage-backed securities	—	—	17,758	13,583	17,758	13,583
Collateralized debt securities	—	—	327	5,465	327	5,465

Total bonds held-to-maturity	29,970	1,165,348	31,510	213,445	61,480	1,378,793

Bonds available-for-sale
U.S. treasury and other U.S. government corporations and agencies	4	7,040	—	—	4	7,040
States of the U.S. and political subdivisions of the states	4,193	151,860	—	—	4,193	151,860
Corporate debt securities	8,378	249,240	18,209	159,227	26,587	408,467
Residential mortgage-backed securities	81	26,909	1,336	29,393	1,417	56,302
Collateralized debt securities	—	—	218	4,664	218	4,664

Total bonds available-for-sale	12,656	435,049	19,763	193,284	32,419	628,333

Total fixed maturity securities	42,626	1,600,397	51,273	406,729	93,899	2,007,126

Equity securities
Common stock
Consumer goods	440	25,333	612	19,419	1,052	44,752
Energy and utilities	642	7,093	291	1,289	933	8,382
Finance	1,217	7,954	354	11,204	1,571	19,158
Healthcare	813	14,927	841	5,523	1,654	20,450
Industrials	—	7	—	—	—	7
Information technology	156	2,013	5	44	161	2,057
Materials	—	61	—	—	—	61
Telecommunications services	34	393	—	—	34	393

Total common stock	3,302	57,781	2,103	37,479	5,405	95,260
Preferred stock	231	6,133	36	4,464	267	10,597

Total Equity securities	3,533	63,914	2,139	41,943	5,672	105,857

Total investments in securities	$46,159	$1,664,311	$53,412	$448,672	$99,571	$2,112,983

	Year ended December 31, 2009
	Less than 12 months		12 Months or more		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value	Losses	Value
Fixed maturity securities
Bonds held-to-maturity
U.S. Treasury and other U.S. government corporations and agencies	$58	$6,387	$—	$—	$58	$6,387
States of the U.S. and political subdivisions of the states	666	24,819	478	5,849	1,144	30,668
Corporate debt securities	12,602	543,459	61,254	700,718	73,856	1,244,177
Residential mortgage-backed securities	445	23,750	21,411	182,315	21,856	206,065
Commercial mortgage-backed securities	—	—	23,941	9,187	23,941	9,187
Collateralized debt securities	53	2,844	983	2,310	1,036	5,154
Other debt securities	31	3,428	—	—	31	3,428

Total bonds held-to-maturity	13,855	604,687	108,067	900,379	121,922	1,505,066

Bonds available-for-sale
States of the U.S. and political subdivisions of the states	520	58,622	524	18,941	1,044	77,563
Corporate debt securities	13,340	318,569	56,592	506,881	69,932	825,450
Residential mortgage-backed securities	2,273	49,066	4,398	36,649	6,671	85,715
Collateralized debt securities	269	1,313	1,284	9,077	1,553	10,390
Other debt securities	256	9,947	—	—	256	9,947

Total bonds available-for-sale	16,658	437,517	62,798	571,548	79,456	1,009,065

Total fixed maturity securities	30,513	1,042,204	170,865	1,471,927	201,378	2,514,131

Equity securities
Common stock
Consumer goods	837	5,838	1,499	14,900	2,336	20,738
Energy and utilities	296	7,949	1,157	7,006	1,453	14,955
Finance	1,712	29,515	462	3,881	2,174	33,396
Healthcare	464	6,124	636	5,316	1,100	11,440
Industrials	163	2,567	194	1,678	357	4,245
Information technology	358	2,583	64	533	422	3,116
Materials	19	453	3	45	22	498
Mutual funds	77	4,372	—	—	77	4,372
Telecommunications services	232	3,188	123	2,542	355	5,730

Total common stock	4,158	62,589	4,138	35,901	8,296	98,490
Preferred stock	21	4,169	4,890	15,210	4,911	19,379

Total equity securities	4,179	66,758	9,028	51,111	13,207	117,869

Total investments in securities	$34,692	$1,108,962	$179,893	$1,523,038	$214,585	$2,632,000

For all investment securities with an unrealized loss, including those in an unrealized loss position for 12 months or more, American National performs a quarterly analysis to determine if an OTTI loss should be recorded. As of December 31, 2010, the securities with unrealized losses did not meet management’s criteria for OTTI. Even though the duration of the unrealized losses on some of the securities exceeds one year, American National has no intent to sell, and it is not more-likely-than-not that American National will be required to sell these securities prior to recovery. Recovery is expected in the near term for equity securities.

Bonds

American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds have deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an OTTI loss is recorded. At December 31, the unrealized losses on securities that were not other-than-temporarily impaired were the result of credit spread widening and significant liquidity discounts in an illiquid market. There were no delinquent coupon payments attributed to the bond portfolio at December 31, 2010. American National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired. However, it is possible that the investee’s ability to meet future contractual obligations or performance of underlying assets may be different from what American National determined during its analysis, which may lead to a different impairment conclusion in future periods.

Equity securities

American National evaluates all equity securities in unrealized loss positions on a quarterly basis and recognizes an OTTI loss on all of those where a market price recovery is not expected in the near term. All securities, which have an unrealized loss, are also evaluated for credit quality, and OTTI are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these securities until a market price recovery. However, it is possible that the investee’s ability to perform in the future may be different from what American National determined during its analysis, which may lead to a different impairment conclusion in future periods.

Mortgage loans

In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of up to 75% on newly funded mortgage loans. As of December 31, 2010, mortgage loans have fixed rates from 5.2% to 12.0%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 6 months to 30 years.

In July 2010, American National agreed to modify the terms of a 5.80%, $4.7 million mortgage loan receivable due in 2020. Under the modified terms, American National has agreed to reduce the amount of the loan. This modification resulted in a mortgage loan write-off of $1.7 million in 2010. Interest income of $230,000 has been recorded in 2010 on the restructured loan. Had the terms of the loan not been modified, interest income of $248,000 would have been recorded.

During the year ended December 31, 2010, total non-cash transactions were $30.5 million. This amount includes one mortgage loan which was foreclosed upon and transferred to investment real estate totaling $2.0 million and one transfer to investment real estate related to a mortgage loan payoff totaling $28.5 million. Non-cash transactions during the twelve months ended December 31, 2009 totaled $24.6 million in foreclosed mortgage loans which were transferred to investment real estate.

Policy loans

All of American National’s policy loans carried interest rates ranging from 4.5% to 8.0% at December 31, 2010.

Net investment income and realized investments gains (losses)

Net investment income and realized investments gains (losses), before federal income taxes are shown below (in thousands):

	Net Investment Income			Realized Investments Gains (Losses)
	Years ended December 31,			Years ended December 31,
	2010	2009	2008	2010	2009	2008

Bonds	$652,564	$627,236	$623,356	$34,330	$(9,954)	$8,531
Preferred stocks	2,750	3,419	5,687	(2,262)	(1,590)	(5,307)
Common stocks	22,561	22,996	28,242	29,865	38,634	(7,849)
Mortgage loans	179,332	141,124	118,067	—	—	—
Real estate	107,929	122,603	114,198	10,101	1,523	1,750
Options	11,933	5,380	—	—	—	—
Other invested assets	41,333	41,165	12,123	(99)	269	(5,977)

	1,018,402	963,923	901,673	71,935	28,882	(8,852)
Investment expenses	(106,487)	(124,146)	(106,231)	—	—	—
Decrease (increase) in valuation allowances	—	—	—	7,793	(23,634)	(4,631)

Total	$911,915	$839,777	$795,442	$79,728	$5,248	$(13,483)

Other-than-temporary impairments

The other-than-temporary impairments for the periods indicated are shown below (in thousands):

	Years ended December 31,
	2010	2009	2008

Bonds	$—	$(10,046)	$(165,803)
Stocks	(5,666)	(69,057)	(199,748)

Total	$(5,666)	$(79,103)	$(365,551)

All OTTI recognized on bonds were entirely comprised of credit losses. As discussed in Note 2, certain OTTI losses on bonds are bifurcated into two components: credit losses and non-credit losses. The net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the bond and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the bond prior to impairment. Any remaining difference between the bond’s fair value and amortized cost (“non-credit loss impairments”) is recognized in other comprehensive income.

4. VARIABLE INTEREST ENTITIES

In the normal course of their investment activities, American National and its wholly-owned subsidiary, ANTAC, Inc., enter into various partnership agreements. Generally, American National and ANTAC enter into real estate partnerships presented to them by a sponsor, with the significant activities being conducted on behalf of the sponsor. American National and ANTAC participate in the design of these entities, but in most cases their involvement is limited to financing. Through analysis performed by American National, some of these partnerships have been determined to be variable interest entities (“VIEs”). In certain instances, in addition to an economic interest in the entity, American National holds the power to direct the most significant activities of the entity and, as such is deemed to be the primary beneficiary or consolidator of the entity. The assets of the consolidated VIEs are restricted and must be used first to settle the liabilities of the VIE. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of American National, as American National’s obligation is limited to the amount of its committed investment. The following table presents the total assets and total liabilities relating to VIEs which American National has concluded that it is the primary beneficiary and which are consolidated in American National’s financial statements for the periods indicated (in thousands):

	December 31,
	2010	2009
Investment real estate	$156,441	$146,329
Short-term investments	1,991	3,034
Cash and cash equivalents	1,164	3,875
Accrued investment income	2,035	2,533
Other receivables	16,524	487
Other assets	3,884	5,675

Total assets of consolidated VIEs	182,039	161,933

Notes payable	161,126	157,875
Other liabilities	3,499	6,681

Total liabilities of consolidated VIEs	164,625	164,556

For the other partnerships American National and ANTAC are involved in, the major decisions that most significantly impact the economic activities of the partnership require unanimous consent of all partners and it was therefore determined that power was shared between the partners. As a result, American National is not deemed the primary beneficiary and these entities were not consolidated. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which American National holds significant variable interests but is not the primary beneficiary and which have not been consolidated (in thousands):

	December 31,
	2010		2009
		Maximum		Maximum
	Carrying	Exposure	Carrying	Exposure
	Amount	to Loss	Amount	to Loss

Investment in unconsolidated affiliates	$36,226	$36,226	$6,813	$6,813

As described in Note 18, American National and its subsidiaries make commitments to fund partnership investments in the normal course of business. Excluding these commitments, American National did not provide financial or other support to investees designated as VIEs during the year ended December 31, 2010.

As a result of the adoption of VIE guidance, in 2010 American National consolidated certain partnerships which were previously not consolidated. The new guidance requires a qualitative rather than quantitative analysis of each VIE. The primary factors influencing the decision to consolidate include the company’s ability to direct the activities that most significantly impact the entities’ economic performance, with consideration also given to situations in which the company’s economic interest in the VIE is disproportionately greater than its stated power to direct those activities. In addition, American National also deconsolidated certain partnerships for which American National does not have the power to direct activities and for which they have concluded they are no longer the primary beneficiary. As a result of the consolidations and deconsolidations, American National made the following reclassifications to the consolidated statements of financial position as of January 1, 2010 (in thousands):

Changes to selected financial statement line items	Assets	Liabilities and Equity
Investment real estate, net of accumulated depreciation	$(127,155)	$—
Investments in unconsolidated affiliates	18,227	—
Mortgage loans on real estate, net of allowance	73,519	—
Current and Long-term portions of notes payable	—	(16,139)
Other assets and liabilities, net	9,652	(7,156)
Noncontrolling interest	—	(2,462)

Total impact on financial position	$(25,757)	$(25,757)

5. CREDIT LOSSES

A financing receivable is a contractual right to receive money on demand or on fixed or determinable dates that is recognized as an asset in a company’s statement of financial position. American National’s mortgage loans on real estate are the only financing receivables reported by American National.

Nonaccrual and Past Due Mortgage Loans

Interest ceases to be accrued for loans on which interest is more than 90 days past due and/or when the collection of interest is not considered probable. Loans in foreclosure are also placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Once a loan becomes current, it is placed back into accrual status.

The amount of mortgage loans placed on nonaccrual status is shown in the table below (in thousands):

December 31, 2010

Commercial mortgages
Retail	$3,685

Total	$3,685

The age analysis of past due mortgage loans is shown in the table below (in thousands):

	December 31, 2010
	30-59 Days	60-89 Days	Greater Than	Total Past		Total
	Past Due	Past Due	90 Days	Due	Current	Mortgage Loans

Commerical Mortgages
Office	$—	$—	$—	$—	$798,651	$798,651
Industrial	—	—	—	—	935,540	935,540
Retail	8,579	—	3,685	12,264	530,267	542,531
Other	—	—	—	—	607,693	607,693

Total	$8,579	$—	$3,685	$12,264	$2,872,151	$2,884,415

Allowance for Credit Losses

Each loan is evaluated quarterly and placed on a watchlist if it is determined that events occurred or circumstances exist that could indicate we will be unable to collect all amounts due according to the contractual terms of the loan. If, in evaluating loans for inclusion on the watchlist, sufficient analysis is performed to ensure that a loan has no collectability issue, those loans do not require any allowance. All loans on the watchlist are then analyzed individually for impairment. Fair value is determined based on the present value of future cash flows or by estimating the fair value of the underlying collateral. Estimation techniques vary depending on the quality of available data, the type of collateral, and other factors. When the fair value analysis shows that all of the amounts due are not collectable, the difference between the estimated fair value and the loan balance is recorded as an allowance (a loss), reducing the carrying amount of the loan. The fair value and the amount of the allowance are reviewed quarterly to determine whether further allowance is required, or whether recovery of the asset is assured and the allowance can be reduced.

Loans that are not evaluated individually for collectability are segregated by collateral property type and location and allowance factors are applied. These factors are developed annually, and reviewed quarterly based on our historical loss experience adjusted for the expected trend in the rate of foreclosure losses. Allowance factors are higher for loans of certain types and in certain regions (based on loss experience). When no losses have been experienced in a given region/type, a blended historical loss factor is applied. The blended factor is adjusted up or down based on the anticipated trend in foreclosure loss rates. Additionally, the loss factors are compared to insurance industry foreclosure loss experience by type and region. If industry experience is worse than American National’s experience for a given region/type, a higher factor is applied. Receivables are charged off as uncollectable only when the receivable is forgiven by a legal agreement. Prior to charging off the receivable, an allowance is recorded based on the estimated recoverable amount. Upon forgiveness, the allowance is reduced, and the loan balance is reduced which result in no further gain or loss.

The allowance for credit losses and recorded investment in mortgage loans are shown in the table below (in thousands):

Year Ended
December 31, 2010
Commercial
Mortgage Loans
Allowance for credit losses:
Ending balance	$13,788

Ending balance: individually evaluated for impairment	$2,393

Ending balance: collectively evaluated for impairment	$11,395

Mortgage Loans:
Ending balance	$2,884,415

Ending balance: individually evaluated for impairment	$341,024

Ending balance: collectively evaluated for impairment	$2,543,391

Impaired loans

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement. We closely monitor our commercial mortgage loan portfolio on a loan-by-loan basis. Loans with an estimated collateral value less than the loan balance, as well as loans with other characteristics indicative of higher than normal credit risks are reviewed at least quarterly for purposes of establishing valuation allowances and placing loans on non-accrual status as necessary. The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the reporting date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The detail of impaired loans is shown in the table below (in thousands):

Year Ended December 31, 2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With an allowance recorded:
Office	$—	$—	$—	$—	$—
Industrial	—	—	—	—	—
Retail	6,679	9,072	2,393	7,573	406
Other	—	—	—	—	—

Total	$6,679	$9,072	$2,393	$7,573	$406

Credit Quality Indicators

The credit quality of the mortgage loan portfolio is assessed monthly to determine the credit risk of each borrower. A loan is classified as performing or non-performing based on whether all of the contractual terms of the loan have been met. As of December 31, 2010, there were two retail loans that were classified as non-performing totaling $10,318,000. All other loans were classified as performing.

6. CREDIT RISK MANAGEMENT

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

Bonds

Management believes American National’s bond portfolio is diversified and of investment grade. The bond portfolio distributed by credit quality rating, using both S&P and Moody’s ratings, is shown below:

	December 31,
	2010	2009

AAA	10.0%	11.6%
AA	10.2	8.1
A	37.0	35.7
BBB	37.2	37.2
BB and below	5.6	7.4

Total	100.0%	100.0%

Common stock

American National’s common stock portfolio by market sector distribution is shown below:

	December 31,
	2010	2009

Consumer goods	20.7%	18.6%
Energy and utilities	18.5	13.3
Financials	16.6	16.8
Information technology	16.3	16.1
Healthcare	10.4	11.8
Industrials	10.3	9.3
Communications	4.2	4.3
Materials	3.0	2.7
Mutual funds	0.0	7.1

Total	100.0%	100.0%

Mortgage loans and investment real estate

American National makes mortgage loans and invests in real estate primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate. American National attempts to maintain a diversified portfolio of mortgage loans and real estate properties by considering the property type as well as the geographic distribution of the property which is the underlying mortgage collateral or investment property.

Mortgage loans and investment real estate by property type distribution are as follows:

	Mortgage Loans		Investment Real Estate
	December 31,		December 31,
	2010	2009	2010	2009

Industrial	31.5%	28.1%	24.1%	36.8%
Office buildings	29.3	31.3	20.8	15.1
Shopping centers	17.3	18.6	35.6	18.7
Hotels and motels	12.5	15.0	2.0	1.8
Other	9.4	7.0	17.5	27.6

Total	100.0%	100.0%	100.0%	100.0%

Mortgage loans and investment real estate investments by geographic distribution are as follows:

	Mortgage Loans		Investment Real Estate
	December 31,		December 31,
	2010	2009	2010	2009

West South Central	23.0%	22.4%	61.2%	58.4%
East North Central	20.4	19.8	5.6	7.8
South Atlantic	19.3	20.3	18.4	12.5
Pacific	9.4	9.9	2.2	2.2
Mountain	7.4	6.3	1.3	0.6
East South Central	6.5	5.9	10.1	7.4
Middle Atlantic	6.2	7.8	0.0	10.2
New England	3.1	3.8	0.0	0.0
West North Central	4.1	3.8	1.2	0.9
Other	0.6	—	—	—

Total	100.0%	100.0%	100.0%	100.0%

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount and estimated fair value of financial instruments are shown below (in thousands):

	December 31, 2010		December 31, 2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Fixed maturity securities
Bonds held-to-maturity
U.S. treasury and other U.S. government corporations and agencies	$23,117	$23,405	$21,222	$21,347
States of the U.S. and political subdivisions of the states	422,249	422,446	240,403	247,878
Foreign governments	29,020	33,930	28,997	32,603
Corporate debt securities	7,293,501	7,738,777	6,390,377	6,644,056
Residential mortgage-backed securities	661,516	691,820	693,178	695,972
Commercial mortgage-backed securities	31,340	13,582	33,128	9,187
Collateralized debt securities	8,562	8,315	9,627	8,676
Other debt securities	44,245	47,559	44,779	46,757

Total bonds held-to-maturity	8,513,550	8,979,834	7,461,711	7,706,476

Bonds available-for-sale
U.S. treasury and other U.S. government corporations and agencies	13,907	13,907	3,886	3,886
States of the U.S. and political subdivisions of the states	594,112	594,112	558,035	558,035
Foreign governments	6,967	6,967	6,188	6,188
Corporate debt securities	3,201,569	3,201,569	3,253,012	3,253,012
Residential mortgage-backed securities	271,393	271,393	355,565	355,565
Collateralized debt securities	20,709	20,709	22,494	22,494
Other debt securities	14,956	14,956	14,370	14,370

Total bonds available-for-sale	4,123,613	4,123,613	4,213,550	4,213,550

Total fixed maturity securities	12,637,163	13,103,447	11,675,261	11,920,026

Equity securities
Common stock:
Consumer goods	216,592	216,592	174,120	174,120
Energy and utilities	193,265	193,265	124,770	124,770
Finance	173,579	173,579	156,744	156,744
Healthcare	108,509	108,509	110,121	110,121
Industrials	107,505	107,505	87,430	87,430
Information technology	170,301	170,301	150,162	150,162
Materials	32,009	32,009	25,170	25,170
Mutual funds	—	—	66,202	66,202
Telecommunication services	44,128	44,128	40,035	40,035
Preferred stock	36,867	36,867	35,717	35,717

Total equity securities	1,082,755	1,082,755	970,471	970,471

Options	66,716	66,716	32,801	32,801
Mortgage loans on real estate, net of allowance	2,679,909	2,865,187	2,229,659	2,267,157
Policy loans	380,505	380,505	364,354	364,354
Short-term investments	486,206	486,206	636,823	636,823

Total financial assets	$17,333,254	$17,984,816	$15,909,369	$16,191,632

Financial liabilities:
Investment contracts	$8,586,041	$8,586,041	$7,828,243	$7,828,243
Liability for embedded derivatives of equity-indexed annuities	59,644	59,644	22,487	22,487
Notes payable	60,140	60,140	73,842	73,842

Total financial liabilities	$8,705,825	$8,705,825	$7,924,572	$7,924,572

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. American National defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

American National has evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3.

American National utilizes a pricing service to estimate fair value measurements for approximately 99.0% of fixed maturity securities. The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets. Since fixed maturities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Additionally, the pricing service uses an Option Adjusted Spread model to develop prepayment and interest rate scenarios.

The pricing service evaluates each asset class based on relevant market information, relevant credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on the asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

American National has reviewed the inputs and methodology used by the pricing service and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security. The review of the pricing services methodology confirms the service is utilizing information from organized transactions or a technique that represents a market participant’s assumptions. American National does not adjust quotes received by the pricing service.

The pricing service utilized by American National has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available. If the pricing service discontinues pricing an investment, American National would be required to produce an estimate of fair value using some of the same methodologies as the pricing service, but would have to make assumptions for market-based inputs that are unavailable due to market conditions.

The fair value estimates of most fixed maturity investments including municipal bonds are based on observable market information rather than market quotes. Accordingly, the estimates of fair value for such fixed maturities provided by the pricing service are included in the amount disclosed in Level 2 of the hierarchy.

Additionally, American National holds a small amount of fixed maturities that have characteristics that make them unsuitable for matrix pricing. For these fixed securities, a quote from a broker (typically a market maker) is obtained. Due to the disclaimers on the quotes that indicate that the price is indicative only, American National includes these fair value estimates in Level 3. The pricing of certain private placement debt also includes significant non-observable inputs, the internally determined credit rating of the security and an externally provided credit spread, and are classified in Level 3.

For public common and preferred stocks, American National receives prices from a nationally recognized pricing service that are based on observable market transactions and these securities are disclosed in Level 1. For certain, preferred stock held, current market quotes in active markets are unavailable. In these instances, American National receives an estimate of fair value from the pricing service that provides fair value estimates for the fixed maturity securities. The service utilizes some of the same methodologies to price the preferred stocks as it does for the fixed maturities. These estimates for equity securities are disclosed in Level 2.

Some assets and liabilities do not fit the hierarchical model for determining fair value. For policy loans, the carrying amount approximates their fair value, because the policy loans cannot be separated from the policy contract. The fair value of investment contract liabilities is determined in accordance with GAAP rules on insurance products and is estimated using a discounted cash flow model, assuming the companies’ current interest rates on new products. The carrying value for these contracts approximates their fair value. The carrying amount for notes payable approximates their fair value.

The quantitative disclosures regarding fair value hierarchy measurements of our financial assets and liabilities are shown below (in thousands):

	Fair Value Measurement as of December 31, 2010 Using:
	Estimated Fair	Quoted Prices in		Significant
	Value at	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Fixed maturity securities
Bonds held-to-maturity
U.S. treasury and other U.S. government corporations and agencies	$23,405	$—	$23,405	$—
States of the U.S. and political subdivisions of the states	422,446	—	422,308	138
Foreign governments	33,930	—	33,930	—
Corporate debt securities	7,738,777	—	7,680,834	57,943
Residential mortgage-backed securities	691,820	—	689,487	2,333
Commercial mortgage-backed securities	13,582	—	13,582	—
Collateralized debt securities	8,315	—	—	8,315
Other debt securities	47,559	—	47,559	—

Total bonds held-to-maturity	8,979,834	—	8,911,105	68,729

Bonds available-for-sale
U.S. treasury and other U.S. government corporations and agencies	13,907	—	13,907	—
States of the U.S. and political subdivisions of the states	594,112	—	591,587	2,525
Foreign governments	6,967	—	6,967	—
Corporate debt securities	3,201,569	—	3,182,625	18,944
Residential mortgage-backed securities	271,393	—	271,376	17
Collateralized debt securities	20,709	—	20,447	262
Other debt securities	14,956	—	14,956	—

Total bonds available-for-sale	4,123,613	—	4,101,865	21,748

Total fixed maturity securities	13,103,447	—	13,012,970	90,477

Equity securities
Common stock
Consumer goods	216,592	216,592	—	—
Energy and utilities	193,265	193,265	—	—
Finance	173,579	173,579	—	—
Healthcare	108,509	108,509	—	—
Industrials	107,505	107,505	—	—
Information technology	170,301	170,301	—	—
Materials	32,009	32,009	—	—
Telecommunication services	44,128	44,128	—	—
Preferred stock	36,867	36,867	—

Total equity securities	1,082,755	1,082,755	—	—

Options	66,716	—	—	66,716
Mortgage loans on real estate	2,865,187	—	2,865,187	—
Short-term investments	486,206	—	486,206	—

Total financial assets	$17,604,311	$1,082,755	$16,364,363	$157,193

Financial liabilities:
Liability for embedded derivatives of equity-indexed annuities	$59,644	$—	$—	$59,644

Total financial liabilities	$59,644	$—	$—	$59,644

	Fair Value Measurement as of December 31, 2009 Using:
	Estimated Fair	Quoted Prices in		Significant
	Value at	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2009	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Fixed Maturity securities
Bonds held-to-maturity
U.S. treasury and other U.S. government corporations and agencies	$21,347	$—	$21,347	$—
States of the U.S. and political subdivisions of the states	247,878	—	247,878	—
Foreign governments	32,603	—	32,603	—
Corporate debt securities	6,644,056	—	6,635,387	8,669
Residential mortgage-backed securities	695,972	—	692,702	3,270
Commercial mortgage-backed securities	9,187	—	9,187	—
Collateralized debt securities	8,676	—	624	8,052
Other debt securities	46,757	—	46,757	—

Total bonds held-to-maturity	7,706,476	—	7,686,485	19,991

Bonds available-for-sale
U.S. treasury and other U.S. government corporations and agencies	3,886	—	3,886	—
States of the U.S. and political subdivisions of the states	558,035	—	558,035	—
Foreign governments	6,188	—	6,188	—
Corporate debt securities	3,253,012	—	3,238,004	15,008
Residential mortgage-backed securities	355,565	—	355,548	17
Collateralized debt securities	22,494	—	21,138	1,356
Other debt securities	14,370	—	14,370	—

Total bonds available-for-sale	4,213,550	—	4,197,169	16,381

Total fixed maturity securities	11,920,026	—	11,883,654	36,372

Equity securities
Common stock
Consumer goods	174,120	174,120	—	—
Energy and utilities	124,770	124,770	—	—
Finance	156,744	156,744	—	—
Healthcare	110,121	110,121	—	—
Industrials	87,430	87,430	—	—
Information technology	150,162	150,162	—	—
Materials	25,170	25,170	—	—
Mutual funds	66,202	66,202	—	—
Telecommunication services	40,035	40,035	—	—
Preferred stock	35,717	35,123	—	594

Total equity securities	970,471	969,877	—	594

Options	32,801	—	—	32,801
Mortgage loans on real estate	2,267,157	—	2,267,157	—
Short-term investments	636,823	—	636,823	—

Total financial assets	$15,827,278	$969,877	$14,787,634	$69,767

Financial liabilities:
Liability for embedded derivatives of equity-indexed annuities	$22,487	$—	$—	$22,487

Total financial liabilities	$22,487	$—	$—	$22,487

For assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period, a reconciliation of the beginning and ending balances is shown below at estimated fair value (in thousands):

			Liability for
	Investment		Embedded
	Securities	Options	Derivatives	Total

Balance at December 31, 2008	$84,199	$6,157	$(6,208)	$84,148
Total realized and unrealized investment gains (losses)
Included in other comprehensive income	1,237	—	—	1,237
Net fair value change included in realized gains (losses)	416	—	—	416
Net gain for derivatives included in net investment income	—	5,381	—	5,381
Net fair value change included in interest credited	—	—	(16,279)	(16,279)
Purchases and settlements/maturities
Purchases	1,435	21,263	—	22,698
Sales	(559)	—	—	(559)
Settlements/maturities	(727)	—	—	(727)
Gross transfers into Level 3	—	—	—	—
Gross transfers out of Level 3	(49,035)	—	—	(49,035)

Balance at December 31, 2009	$36,966	$32,801	$(22,487)	$47,280

Total realized and unrealized investment gains (losses)
Included in other comprehensive income	1,461	—	—	1,466
Net fair value change included in realized losses	(289)	—	—	(283)
Net gain for derivatives included in net investment income	—	9,942	—	9,942
Net fair value change included in interest credited	—	—	(37,157)	(37,157)
Purchases and settlements/maturities
Purchases	65,033	34,709	—	99,749
Sales	(10,000)	—	—	(10,000)
Settlements/maturities	(2,362)	(10,736)	—	(13,098)
Gross transfers into Level 3	5,913	—	—	5,913
Gross transfers out of Level 3	(6,245)	—	—	(6,263)

Balance at December 31, 2010	$90,477	$66,716	$(59,644)	$97,549

The transfers into Level 3 were the result of existing securities no longer being priced by the third-party pricing service. In accordance with American National’s pricing methodology, these securities are being valued using similar techniques as the pricing service; however, the service-developed data is used in the process, which results in unobservable inputs and a corresponding transfer into Level 3.

The transfers out of Level 3 were securities now being priced by a third-party service, using inputs that are observable or derived from market data, which resulted in classification of these assets as Level 2.

There were no significant transfers between Level 1 and Level 2 fair value hierarchies.

8. DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums are shown below (in thousands):

			Accident	Property &
	Life	Annuity	& Health	Casualty	Total
Balance at January 1, 2008	$641,902	$400,673	$79,893	$128,817	$1,251,285

Additions	129,031	96,544	22,762	243,005	491,342
Amortization	(87,030)	(75,854)	(27,785)	(233,336)	(424,005)
Effect of change in unrealized gains on available-for-sale securities	29,242	135,695	—	—	164,937

Net change	71,243	156,385	(5,023)	9,669	232,274
Acquisitions	(729)	—	—	—	(729)
Foreign exchange effect	(166)	—	—	—	(166)

Balance at December 31, 2008	$712,250	$557,058	$74,870	$138,486	$1,482,664

Additions	77,161	126,769	16,729	256,758	477,417
Amortization	(78,697)	(64,756)	(21,746)	(248,607)	(413,806)
Effect of change in unrealized gains on available-for-sale securities	(38,651)	(176,643)	—	—	(215,294)

Net change	(40,187)	(114,630)	(5,017)	8,151	(151,683)

Balance at December 31, 2009	$672,063	$442,428	$69,853	$146,637	$1,330,981

Additions	80,789	117,090	18,087	265,634	481,600
Amortization	(78,826)	(72,521)	(22,973)	(267,185)	(441,505)
Effect of change in unrealized gains on available-for-sale securities	(12,649)	(40,001)	—	—	(52,650)

Net change	(10,686)	4,568	(4,886)	(1,551)	(12,555)

Balance at December 31, 2010	$661,377	$446,996	$64,967	$145,086	$1,318,426

Premiums
December 31, 2010	$282,160	$174,193	$263,294	$1,158,261	$1,877,908

December 31, 2009	$284,530	$220,284	$309,701	$1,159,509	$1,974,024

December 31, 2008	$299,338	$116,248	$290,883	$1,182,026	$1,888,495

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.
Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements. All amounts for the present value of future profits resulting from the acquisition of life insurance portfolios have been accounted for in accordance with ASC 944-20-S99-2, Accounting for Intangible Assets Arising from Insurance Contracts Acquired in a Business Combination,” and are immaterial in all periods presented.

Prior to its sale (see Note 19), acquisition costs for American National’s Mexican subsidiary were maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred policy acquisition cost balance was due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference was reported in the shareholders’ equity section of the consolidated statements of financial position.

9. LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

American National establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of expected benefits to be paid reduced by the present value of expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected benefit payments and related expenses less the present value of expected net premiums. Assumptions as to mortality and persistency are based upon American National’s experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0%.

Future policy benefit liabilities for acquired participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 5.5%) and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends. Participating business represented approximately 9.3% of American National’s life insurance in-force at December 31, 2010.

Future policy benefit liabilities for individual fixed deferred annuities after annuitization are equal to the present value of expected future payments. The interest rate used in establishing such liabilities is 5.0% for all policies in-force.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3.5% to 8.0%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3.0% to 7.5%.

Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. American National regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor’s experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

American National periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 2.0% to 5.5% (some annuities also offer a first year bonus ranging from 1.0% to 8.0%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

10. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Liabilities for unpaid claims and claim expenses for property and casualty insurance are included in the liability for policy and contract claims and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon American National’s historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Activities in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses are shown below (in thousands):

	2010	2009	2008

Balance at January 1	$1,219,233	$1,320,272	$1,265,500
Less reinsurance recoverables	266,530	380,520	364,715

Net beginning balance	952,703	939,752	900,785

Incurred related to:
Current	1,188,052	1,149,248	1,166,787
Prior years	(100,726)	(29,811)	(43,258)

Total incurred	1,087,326	1,119,437	1,123,529

Paid related to:
Current	715,422	697,773	716,528
Prior years	346,040	408,713	368,034

Total paid	1,061,462	1,106,486	1,084,562

Net balance	978,567	952,703	939,752
Plus reinsurance recoverables	235,855	266,530	380,520

Balance at December 31	$1,214,422	$1,219,233	$1,320,272

The balances at December 31 are included in Policy and contract claims in the consolidated statements of financial position.

The potential uncertainty generated by volatility in loss development profiles is adjusted for through the selection of loss development factor patterns for each line of insurance. The net and gross reserve calculations have shown favorable development for the last several years as a result of loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses in prior years. Estimates for ultimate incurred claims and claims adjustment expenses attributable to insured events of prior years decreased by approximately $100,726,000 in 2010, $29,811,000 in 2009 and $43,258,000 in 2008.

11. REINSURANCE

American National reinsures portions of certain life insurance policies written, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one life insurance company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,425,000.

For the Property and Casualty segment, American National retains the first $1,000,000 of loss per risk. Reinsurance then covers the next $5,000,000 of property and liability losses per risk. Additional excess property per risk coverage is purchased to cover risks up to $15,000,000, and excess casualty clash coverage is maintained to cover losses up to $50,000,000. Excess casualty clash covers losses incurred as a result of one casualty event involving multiple policies, excess policy limits, and excess contractual obligations. Corporate catastrophe coverage is also in place for up to a $500,000,000 event with an additional $50,000,000 for non-California earthquake events.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

American National had amounts receivable from reinsurers totaling $355,188,000 and $371,654,000 at December 31, 2010 and 2009, respectively. Of this amount, $3,107,000 and $3,527,000, respectively, are the subject of litigation or are in dispute with the reinsurers involved. Management believes that any dispute that may arise would not have a material impact on American National’s consolidated financial statements.

The amounts in the consolidated financial statements include the impact of reinsurance. Information regarding the effect of reinsurance is shown below (in thousands):

	Years ended December 31,
	2010	2009	2008

Direct premiums	$2,049,426	$2,113,109	$2,117,400
Reinsurance premiums assumed from other companies	101,357	182,848	215,189
Reinsurance premiums ceded to other companies	(272,875)	(321,933)	(444,094)

Net premiums	$1,877,908	$1,974,024	$1,888,495

Life insurance in force and related reinsurance amounts are shown below (in thousands):

	December 31,
	2010	2009	2008

Direct life insurance in-force	$69,288,973	$68,584,383	$68,820,212
Reinsurance risks assumed from other companies	479,528	863,867	1,050,645

Total life insurance in-force	69,768,501	69,448,250	69,870,857
Reinsurance risks ceded to other companies	(31,616,049)	(31,347,876)	(31,241,255)

Net life insurance in-force	$38,152,452	$38,100,374	$38,629,602

12.	NOTES PAYABLE

American National’s real estate holding subsidiaries are partners in ventures determined to be a VIE and are consolidated in American National’s consolidated financial statements. The current portion and long-term portion of the notes payable to third-party lenders associated with these consolidated VIEs were $47,632,000 and $12,508,000, respectively at December 31, 2010. The interest rate on the current portion of the notes payable is equivalent to the Wall Street Journal prime rate minus half of one percent. The average interest rate on the current portion of the notes payable in 2010 was 2.75%. The long-term portion of the notes payable have interest rates equivalent to adjusted LIBOR plus 1.00% and 2.50% margins. The average interest rate on the long-term portion of the notes payable in 2010 was 4.63% and will mature in 2016 and 2049. Each of these notes is secured by the real estate owned through the respective venture entity, and American National’s liability for these notes is limited to the amount of its investment in the respective venture, which totaled $21,224,000 at December 31, 2010.

At December 31, 2009, the current portion and long-term portion of the notes payable to third-party lenders associated with the consolidated VIEs were $34,297,000 and $39,545,000, respectively. These notes have interest rates ranging from 5.95% to 8.07% and maturities from 2010 to 2020. Each of these notes is secured by the real estate owned through the respective venture entity, and American National’s liability for these notes is limited to the amount of its investment in the respective venture, which totaled $33,265,000 at December 31, 2009. The outstanding notes payable as of December 31, 2009 were not settled during 2010; however, they were derecognized from American National’s consolidated financial statements as a result of the adoption of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.

13. FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate for American National to the statutory federal income tax rate is shown below (in thousands, except percentages):

	Years ended December 31,
	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate

Income tax expense (benefit) on pre-tax income	$70,918	35.0%	$(3,592)	35.0%	$(105,322)	35.0%
Tax-exempt investment income	(8,852)	(4.4)	(9,336)	91.0	(8,770)	2.9
Dividend exclusion	(5,173)	(2.6)	(8,422)	82.0	(12,002)	4.0
Miscellaneous tax credits, net	(7,715)	(3.8)	(6,963)	67.8	(5,835)	1.9
Other items, net	6,030	3.0	(2,715)	26.5	9,535	(3.1)

Total	$55,208	27.2%	$(31,028)	302.3%	$(122,394)	40.7%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are shown below (in thousands):

	December 31,
	2010	2009
DEFERRED TAX ASSETS:
Investments, principally due to impairment losses	$106,445	$115,012
Investment in real estate and other invested assets principally due to investment valuation allowances	9,237	15,236
Policyholder funds, principally due to policy reserve discount	230,496	211,547
Policyholder funds, principally due to unearned premium reserve	31,840	31,312
Non-qualified pension	29,345	29,109
Participating policyholders’ surplus	31,180	28,505
Pension	37,759	35,765
Commissions and other expenses	13,870	20,978
Tax carryforwards	26,599	8,666
Other assets	—	181

Gross deferred tax assets	516,771	496,311

Valuation allowance	—	(400)

Net deferred tax assets	516,771	495,911

DEFERRED TAX LIABILITIES:
Available-for-sale securities, principally due to net unrealized gains	(195,840)	(114,861)
Investment in bonds, principally due to accrual of discount on bonds	(16,639)	(13,426)
Deferred policy acquisition costs, due to difference between GAAP and tax amortization methods	(350,981)	(356,014)
Property, plant and equipment, principally due to difference between GAAP and tax depreciation methods	(5,668)	(6,576)
Other liabilities	(1,380)	—

Gross deferred tax liabilities	(570,508)	(490,877)

Total net deferred tax asset (liability)	$(53,737)	$5,034

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets of the companies in the consolidated federal tax return. However, if not utilized beforehand, approximately $26,599,000 in ordinary loss tax carryforwards will expire at the end of tax year 2030.

American National maintained a reserve for unrecognized tax benefits in 2008. The reserve was removed during 2009 because the tax was fully settled. The reserve was included in the “Other Liabilities” line in the consolidated statements of financial position. The change in the reserve is shown below (in thousands):

	Years ended December 31,
	2010	2009	2008
Uncertain tax positions
Balance at beginning of year	$—	$1,054	$4,618
Settlements during the year	—	(1,054)	(3,564)

Balance at end of year	$—	$—	$1,054

American National recognizes interest expense and penalties related to uncertain tax positions. Interest expense and penalties are included in the “Other operating costs and expenses” line in the consolidated statements of operations. However, no interest expense was incurred as of December 31, 2010 or December 31, 2009 while approximately $268,000 was recognized as of December 31, 2008. Also, no provision for penalties was established for uncertain tax positions.

Management does not believe that there are any uncertain tax benefits that could be recognized within the next twelve months that would decrease American National’s effective tax rate.

The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service (“IRS”) for years 2006 to 2009 has either been extended or has not expired. In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld.

Federal income taxes totaling approximately $33,894,000 were paid to the Internal Revenue Service in 2010. Federal income taxes netting to approximately $46,818,000 were refunded by the IRS in 2009. Federal income taxes totaling approximately $14,572,000 were paid to the Internal Revenue Service in 2008.

14. COMPONENTS OF COMPREHENSIVE INCOME (LOSS)

The items included in comprehensive income (loss), other than net income (loss), are unrealized gains and losses on available-for-sale securities (net of adjustment to deferred policy acquisition costs), foreign exchange adjustments and pension liability adjustments. The details on the unrealized gains and losses included in comprehensive income (loss), and the related tax effects thereon, are shown below (in thousands):

	Before Federal	Federal Income	Net of Federal
	Income Tax	Tax Expense	Income Tax
December 31, 2010
Total holding gain during the period	$279,566	$97,815	$181,751
Reclassification adjustment for net gain realized in net income (loss)	(48,004)	(16,836)	(31,168)

Unrealized gains on securities	231,562	80,979	150,583
Adjustment to deferred policy acquisition costs	(52,650)	(18,428)	(34,222)
Unrealized gain on investments attributable to participating policyholders’ interest	(11,315)	(3,960)	(7,355)

Net unrealized gain component of comprehensive income	$167,597	$58,591	$109,006

December 31, 2009
Total holding gain during the period	$699,318	$244,558	$454,760
Reclassification adjustment for net loss realized in net income (loss)	47,503	16,494	31,009

Unrealized gains on securities	746,821	261,052	485,769
Adjustment to deferred policy acquisition costs	(215,294)	(75,352)	(139,942)
Unrealized gain on investments attributable to participating policyholders’ interest	(20,215)	(7,075)	(13,140)
Cumulative effect of change in accounting	77,555	27,144	50,411

Net unrealized gain component of comprehensive income	$588,867	$205,769	$383,098

December 31, 2008
Total holding loss during the period	$(1,064,970)	$(372,840)	$(692,130)
Reclassification adjustment for net loss realized in net income (loss)	372,194	130,208	241,986

Unrealized loss on securities	(692,776)	(242,632)	(450,144)
Adjustment to deferred policy acquisition costs	164,937	57,359	107,578
Unrealized losses on investments attributable to participating policyholders’ interest	16,520	5,782	10,738

Net unrealized gain component of comprehensive income	$(511,319)	$(179,491)	$(331,828)

15. STOCKHOLDERS’ EQUITY AND NONCONTROLLING INTERESTS

Common stock

American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at the dates indicated are shown below:

	December 31,
	2010	2009	2008
Common stock
Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	4,011,472	4,012,283	4,013,616
Restricted shares	261,334	261,334	339,001

Unrestricted outstanding shares	26,559,643	26,558,832	26,479,832

Stock-based compensation

American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights (“SAR”), Restricted Stock (“RS”) Awards, Restricted Stock Units (“RSU”), Performance Rewards, Incentive Awards or any combination of these. The number of shares available for grants under the plan cannot exceed 2,900,000 shares, and no more than 200,000 shares may be granted to any one individual in any calendar year.

RS Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Restricted stock has been granted, with a total of 340,334 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $2,695,000 in 2010, $3,733,000 in 2009, and $2,694,000 in 2008.

The SARs give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the Black-Scholes option pricing model to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $16,700 and $1,613,000 at December 31, 2010 and 2009, respectively. Compensation income was recorded totaling $1,388,000 for the year ended December 31, 2010, while an expense of $1,997,000 was recorded for the year ended December 31, 2009, and income of $1,777,000 was recorded for the year ended December 31, 2008.

Beginning in 2010, RSUs are awarded as a result of achieving the objectives of a performance based incentive compensation plan. The RSUs generally vest after two years when they will be converted to American National’s common stock on a one for one basis. These awards result in compensation expense to American National over the vesting period. Compensation expense was recorded totaling $520,000 for the year ended December 31, 2010.

SAR, RS and RSU information for the periods indicated is shown below:

				RS Weighted-		RSU Weighted-
		SAR Weighted-		Average Grant		Average Grant
		Average Grant		Date Fair		Date Fair
	SAR Shares	Date Fair Value	RS Shares	Value	RS Units	Value

Outstanding at January 1, 2008	96,724	$97.84	253,000	$84.48	—	$—

Granted	96,917	115.92	86,001	116.48	—	—
Exercised	(4,109)	81.30	—	—	—	—

Outstanding at December 31, 2008	189,532	107.44	339,001	92.60	—	—

Granted	2,999	66.76	1,333	40.85	—	—
Exercised	(18,184)	92.50	(79,000)	57.39	—	—
Forfeited	(12,898)	105.46	—		—	—

Outstanding at December 31, 2009	161,449	108.53	261,334	102.98	—	—

Granted	2,411	109.62	—	—	10,230	109.29
Exercised	(9,533)	95.08	—	—	(811)	109.29
Forfeited	(7,100)	113.55	—	—	—	—
Expired	(2,500)	90.86	—	—	—	—

Outstanding at December 31, 2010	144,727	109.40	261,334	102.98	9,419	109.29

The weighted-average contractual remaining life for the 144,727 SAR shares outstanding as of December 31, 2010, is 4.4 years. The weighted-average exercise price, which is the same with the weighted-average grant date fair value above, for these shares is $109.40 per share. Of the shares outstanding, 87,553 are exercisable at a weighted-average exercise price of $106.57 per share.

The weighted-average contractual remaining life for the 261,334 RS shares outstanding as of December 31, 2010, is 5.9 years. The weighted-average price at the date of grant for these shares is $102.98 per share. None of the shares outstanding were exercisable.

The weighted-average contractual remaining life for the 9,419 RSUs authorized as of December 31, 2010, is 1.2 years. The weighted-average price at the date of grant for these units is $109.29 per share. None of the authorized units were exercisable.

Earnings (loss) per share

Basic earnings (loss) per share was calculated using a weighted-average number of shares outstanding of 26,559,035 at December 31, 2010, 26,528,832 at December 31, 2009 and 26,479,832 for 2008. The Restricted Stock resulted in diluted earnings per share as follows for 2010 and 2009. Due to the net losses incurred in 2008, diluted earnings per share equaled basic earnings per share.

	Years ended December 31,
	2010	2009	2008

Weighted average shares outstanding	26,559,035	26,528,832	26,479,832
Incremental shares from restricted stock	128,123	68,644	—

Total shares for diluted calculations	26,687,158	26,597,476	26,479,832

Net income (loss) from continuing operations attributable to American National Insurance Company and Subsidiaries	$145,301,000	$17,006,000	$(173,531,000)
Net income (loss) from discontinued operations	(1,275,000)	(1,381,000)	19,533,000

Net income (loss) attributable to American National Insurance Company and Subsidiaries	$144,026,000	$15,625,000	$(153,998,000)

Basic earnings (loss) per share from continued operations	$5.47	$0.64	$(6.55)
Basic earnings (loss) per share from discontinued operations	(0.05)	(0.05)	0.73

Basic earnings (loss) per share	$5.42	$0.59	$(5.82)

Diluted earnings (loss) per share from continued operations	$5.45	$0.64	$(6.55)
Diluted earnings (loss) per share from discontinued operations	(0.05)	(0.05)	0.73

Diluted earnings (loss) per share	$5.40	$0.59	$(5.82)

Dividends

American National’s payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to the greater of statutory net gain from operations on an annual, non-cumulative basis, or 10% of statutory surplus. Additionally, insurance companies are not permitted to distribute the excess of stockholders’ equity, as determined on a GAAP basis over that determined on a statutory basis. At December 31, 2010 and 2009 American National’s statutory capital and surplus was $1,954,149,000 and $1,892,467,000, respectively.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National’s insurance subsidiaries. Dividends received by American National from its non-insurance subsidiaries amounted to $13,803,000 in 2010, $5,000,000 in 2009, and no dividends were received during 2008.

At December 31, 2010, approximately $1,396,736,000 of American National’s consolidated stockholders’ equity represents net assets of its insurance subsidiaries, compared to $1,406,599,000 at December 31, 2009. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

Noncontrolling interests

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, County Mutual has a management agreement, which effectively gives complete control of County Mutual to American National. As a result, County Mutual is included in the consolidated financial statements of American National. The interests that the policyholders of County Mutual have in the financial position of County Mutual is reflected as noncontrolling interest totaling $6,750,000 at December 31, 2010 and 2009.

American National’s wholly-owned subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as noncontrolling interests. Noncontrolling interests were a net asset of $3,523,000 and liability of $5,205,000 in 2010 and 2009, respectively.

16. SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business into five operating segments:

•
The Life segment markets whole, term, universal and variable life insurance on a national basis primarily through employee and multiple-line agents, direct marketing channels and independent third-party marketing organizations.

•
The Annuity segment develops sells and supports fixed, equity-indexed, and variable annuity products. These products are primarily sold through independent agents and brokers, but are also sold through financial institutions, multiple-line agents and employee agents.

•
The Health segment’s primary lines of business are Medicare Supplement, employer medical stop loss, true group, other supplemental health products and credit disability insurance. Health products are typically distributed through independent agents and managing general underwriters.

•	The Property and Casualty segment writes personal, commercial and credit-related property insurance. These products are primarily sold through multiple-line agents and independent agents.

•	The Corporate and Other business segment consists of net investment income on the capital not allocated to the insurance lines and the operations of non-insurance lines of business.

The accounting policies of the segments are the same as those referred to in the summary of significant accounting policies. Many of the principal factors that drive the profitability of each operating segment are separate and distinct. All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate operating segment. Income and expenses not specifically attributable to policy transactions are allocated to each segment as follows:

•
Net investment income from fixed maturity assets (bonds and mortgage loans) is allocated based on the funds generated by each line of business at the average yield available from these fixed maturity assets at the time such funds become available.

•	Net investment income from all other assets is allocated to the operating segments in accordance with the amount of equity invested in each segment, with the remainder going to Corporate and Other.

•	Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

•	Realized gains or losses on investments and equity in earnings of unconsolidated affiliates are allocated to Corporate and Other.

•
Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to Corporate and Other.

Segment operating income provides pertinent and advantageous information to investors, as it represents the basis on which American National’s business performance is internally assessed by its chief operating decision makers. In 2008, the chief operating decision makers redefined the segment reporting structure into five operating segments according to the type of insurance products sold or services rendered.

The following tables summarize American National’s key financial measures used by the chief operating decision makers, including results of operations:

	Year ended December 31, 2010
				Property &	Corporate &
	Life	Annuity	Health	Casualty	Other	TOTAL
Premiums and Other Revenues:
Premiums	$282,160	$174,193	$263,294	$1,158,261	$—	$1,877,908
Other policy revenues	170,729	15,076	—	—	—	185,805
Net investment income	223,753	510,106	14,855	67,545	95,656	911,915
Other income (expenses)	3,547	(7,900)	10,384	8,192	3,175	17,398

Total operating revenues	680,189	691,475	288,533	1,233,998	98,831	2,993,026

Realized gains (losses) on investments	—	—	—	—	74,062	74,062

Total revenues	680,189	691,475	288,533	1,233,998	172,893	3,067,088

Benefits, Losses and Expenses:
Policy benefits	294,177	205,948	184,554	923,736	—	1,608,415
Interest credited to policy account balances	59,149	333,970	—	—	—	393,119
Commissions for acquiring and servicing policies	91,165	95,701	35,263	226,748	3	448,880
Other operating costs and expenses	178,619	62,791	49,634	124,410	38,692	454,146
Change in deferred policy acquisition costs	(1,963)	(44,569)	4,886	1,551	—	(40,095)

Total benefits, losses and expenses	621,147	653,841	274,337	1,276,445	38,695	2,864,465

Income (loss) from continuing operations before federal income taxes, and equity in losses of unconsolidated affiliates	59,042	37,634	14,196	(42,447)	134,198	202,623

Provision (benefit) for federal income taxes	19,484	12,419	4,685	(14,008)	32,628	55,208
Equity in losses of unconsolidated affiliates	—	—	—	—	(3,169)	(3,169)
Net loss attributable to noncontrolling interests	—	—	—	—	(1,055)	(1,055)

Income (loss) from continuing operations attributable to American National Insurance Company and Subsidiaries	39,558	25,215	9,511	(28,439)	99,456	145,301

Income (loss) from discontinued operations, net of income tax expense (benefit)	—	—	—	—	(1,275)	(1,275)

Net Income (loss) attributable to American National Insurance Company and Subsidiaries	$39,558	$25,215	$9,511	$(28,439)	$98,181	$144,026

Selected Data:
Total Assets	$4,968,385	$10,672,524	$558,970	$2,404,190	$2,808,969	$21,413,039

	Year ended December 31, 2009
				Property &	Corporate &
	Life	Annuity	Health	Casualty	Other	TOTAL
Premiums and Other Revenues:
Premiums	$284,530	$220,284	$309,701	$1,159,509	$—	$1,974,024
Other policy revenues	164,748	14,756	—	—	—	179,504
Net investment income	222,611	449,035	15,992	66,175	85,964	839,777
Other income (expenses)	2,720	(3,870)	10,382	7,064	2,704	19,000

Total operating revenues	674,609	680,205	336,075	1,232,748	88,668	3,012,305

Realized gains (losses) on investments	—	—	—	—	(73,855)	(73,855)

Total revenues	674,609	680,205	336,075	1,232,748	14,813	2,938,450

Benefits, Losses and Expenses:
Policy benefits	297,719	249,709	239,407	923,064	—	1,709,899
Interest credited to policy account balances	58,983	311,580	—	—	—	370,563
Commissions for acquiring and servicing policies	91,968	107,053	51,717	209,203	2	459,943
Other operating costs and expenses	185,048	59,254	62,134	124,266	41,218	471,920
Change in deferred policy acquisition costs	1,536	(62,013)	5,017	(8,151)	—	(63,611)

Total benefits, losses and expenses	635,254	665,583	358,275	1,248,382	41,220	2,948,714

Income (loss) from continuing operations before federal income taxes, and equity in losses of unconsolidated affiliates	39,355	14,622	(22,200)	(15,634)	(26,407)	(10,264)

Provision (benefit) for federal income taxes	12,987	4,825	(7,326)	(5,159)	(36,355)	(31,028)
Equity in losses of unconsolidated affiliates	—	—	—	—	(4,216)	(4,216)
Net loss attributable to noncontrolling interests	—	—	—	—	(458)	(458)

Income (loss) from continuing operations attributable to American National Insurance Company and Subsidiaries	26,368	9,797	(14,874)	(10,475)	6,190	17,006

Income (loss) from discontinued operations, net of income tax expense (benefit)	—	—	—	—	(1,381)	(1,381)

Net Income (loss) attributable to American National Insurance Company and Subsidiaries	$26,368	$9,797	$(14,874)	$(10,475)	$4,809	$15,625

Selected Data:
Total Assets	$4,875,165	$9,683,972	$613,539	$2,066,477	$2,910,354	$20,149,507

	Year ended December 31, 2008
				Property &	Corporate &
	Life	Annuity	Health	Casualty	Other	TOTAL
Premiums and Other Revenues:
Premiums	$299,338	$116,248	$290,883	$1,182,026	$—	$1,888,495
Other policy revenues	154,984	19,915	—	—	—	174,899
Net investment income	226,643	374,023	16,566	69,348	108,862	795,442
Other income (expenses)	3,767	(5,718)	13,252	8,973	2,503	22,777

Total operating revenues	684,732	504,468	320,701	1,260,347	111,365	2,881,613

Realized gains (losses) on investments	—	—	—	—	(379,034)	(379,034)

Total revenues	684,732	504,468	320,701	1,260,347	(267,669)	2,502,579

Benefits, Losses and Expenses:
Policy benefits	296,078	142,867	223,055	939,854	—	1,601,854
Interest credited to policy account balances	62,221	237,612	—	—	—	299,833
Commissions for acquiring and servicing policies	126,813	79,213	43,219	226,100	—	475,345
Other operating costs and expenses	222,908	45,491	69,961	132,601	22,946	493,907
Change in deferred policy acquisition costs	(42,103)	(20,690)	5,023	(9,669)	—	(67,439)

Total benefits, losses and expenses	665,917	484,493	341,258	1,288,886	22,946	2,803,500

Income (loss) from continuing operations before federal income taxes, and equity in losses of unconsolidated affiliates	18,815	19,975	(20,557)	(28,539)	(290,615)	(300,921)

Provision (benefit) for federal income taxes	6,209	6,592	(6,784)	(9,418)	(118,993)	(122,394)
Equity in losses of unconsolidated affiliates	—	—	—	—	4,965	4,965
Net loss attributable to noncontrolling interests	—	—	—	—	(31)	(31)

Income (loss) from continuing operations attributable to American National Insurance Company and Subsidiaries	12,606	13,383	(13,773)	(19,121)	(166,626)	(173,531)

Income (loss) from discontinued operations, net of income tax expense (benefit)	18,728	—	—	—	805	19,533

Net Income (loss) attributable to American National Insurance Company and Subsidiaries	$31,334	$13,383	$(13,773)	$(19,121)	$(165,821)	$(153,998)

Selected Data:
Total Assets	$4,823,465	$8,265,270	$759,089	$2,248,514	$2,283,101	$18,379,439

17. PENSION AND POSTRETIREMENT BENEFITS

Pension benefits

American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate noncontributory programs. One of the programs covers Career Sales and Service Division agents and managers. The other two programs cover salaried and management employees and corporate clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee’s compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee’s career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added. American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

Effective 2008, American National changed its measurement date for its defined benefit plans from September 30 to December 31, using the alternative method specified in accounting guidance, for the one qualified plan that was not already using a December 31 date. The effect of this change was an additional periodic benefit cost of $1,770,000 (net of tax) which was charged directly to retained earnings in 2008.

Amounts recognized in the consolidated statements of financial position consist of (in thousands):

	2010	2009
Reconciliation of benefit obligation:
Obligation at January 1,	$360,374	$328,783
Service cost benefits earned during period	12,937	11,163
Interest cost on projected benefit obligation	20,884	20,319
Actuarial gain	17,652	19,141
Benefits paid	(16,674)	(19,032)

Obligation at December 31,	395,173	360,374

Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1,	184,500	149,874
Actual return on plan assets	20,559	28,729
Employer contributions	24,422	24,929
Benefits paid	(16,674)	(19,032)

Fair value of plan assets at December 31,	212,807	184,500

Funded status at December 31,	$(182,366)	$(175,874)

The components of the combined net periodic benefit cost for the defined benefit pension plans are shown below (in thousands):

	Years ended December 31,
	2010	2009	2008

Service cost	$12,937	$11,163	$9,974
Interest cost	20,884	20,319	19,003
Expected return on plan assets	(15,637)	(13,736)	(13,571)
Amortization of prior service cost	2,324	3,469	3,469
Amortization of net gain	7,713	9,134	4,412

Net periodic benefit cost	$28,221	$30,349	$23,287

Amounts related to the defined benefit pension plans recognized as a component of other comprehensive income (loss) are shown below (in thousands):

	Years ended December 31,
	2010	2009	2008

Prior service cost	$2,324	$3,469	$3,469
Net actuarial gain (loss)	(4,969)	4,909	(57,385)
Deferred tax benefit (expense)	926	(2,932)	18,871

Other comprehensive income (loss), net of tax	$(1,719)	$5,446	$(35,045)

The estimated net loss and prior service cost for the plan that will be amortized out of accumulated other comprehensive income into the net periodic benefit cost over the next fiscal year are $8,081,000 and $0, respectively. Amounts recognized as a component of accumulated other comprehensive income (loss) that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans, are shown below (in thousands):

	Years ended December 31,
	2010	2009

Prior service cost	$—	$(2,324)
Net actuarial loss	(100,820)	(95,851)
Deferred tax benefit	35,287	34,361

Amounts included in accumulated other comprehensive income (loss)	$(65,533)	$(63,814)

The weighted average assumptions used in the measurement of American National's benefit obligation are shown below:

	Used for Net	Used for Benefit
	Benefit Cost in Fiscal Year	Obligations
	1/1/2010 to 12/31/2010	as of 12/31/2010

Discount rate	6.17%	5.34%
Rate of compensation increase	4.20%	3.78%
Long-term rate of return	7.65%	7.65%

American National’s funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary. American National contributed $24,422,000, $24,929,000, and $19,700,000 to the qualified pension plan in 2010, 2009 and 2008, respectively. American National and its affiliates expect to contribute $17,100,000 to its qualified pension plan in fiscal year 2011.

The following table shows pension benefit payments, which reflect expected future service as appropriate, that are expected to be paid (in thousands):

Pension Benefit Payments

2011	$23,246
2012	21,313
2013	20,771
2014	25,135
2015	27,798
2016-2020	147,677

The fair values of American National’s pension plan assets by asset category are shown below (in thousands):

	December 31, 2010
		Quoted Prices in	Significant
		Active Markets for	Observable
		Identical Assets	Inputs
	Total	(Level 1)	(Level 2)
Asset Category
Corporate debt securities	$72,003	$—	$72,003
Residential mortgage-backed securities	320	—	320
Equity securities by sector:
Consumer goods	25,992	25,992	—
Energy	14,143	14,143	—
Finance	17,254	17,254	—
Healthcare	11,459	11,459	—
Industrials	10,146	10,146	—
Information technology	17,500	17,500	—
Materials	2,411	2,411	—
Telecom services	4,432	4,432	—
Utilities	3,150	3,150	—
Commercial paper	30,801	—	30,801
Money market	14	14	—
Unallocated group annuity contract	2,811	—	2,811
Contribution receivable	276	276	—
Other	95	95	—

Total	$212,807	$106,872	$105,935

American National utilizes third-party pricing services to estimate fair value measurements of their pension plan assets. Refer to Note 7 for further information concerning the valuation methodologies and related inputs utilized by the third-party pricing services. The pension plans have no level 3 assets.

The Corporate debt securities category, in the above table, represents investment grade bonds of U.S and foreign issuers from diverse industries, with a maturity of 1 to 30 years. Foreign bonds acquired by American National must be Investment Grade, denominated and payable in U.S. Dollars, and in the aggregate shall not exceed 20% of the bond portfolio without approval of American National’s Finance Committee.

Residential mortgage-backed securities represents asset-backed securities with a maturity date 1 to 30 years with a rating of NAIC 1 or 2.

Equity portfolio managers are allowed to choose the degree of concentration in various issues and industry sectors for the equity securities. However, the initial purchase of a single company should not exceed 5% of the equity portfolio market value. Permitted securities are those listed on the New York Stock Exchange, the American Stock Exchange, principal regional exchanges and in over-the-counter securities for which there is an active market providing ready marketability of the specific security.

The commercial paper category represents investments with a credit rating of A-2 Moody’s or P-2 by Standard & Poor’s with at least BBB rating on the issuer’s outstanding debt, or selected issuers with no outstanding debt.

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash and cash equivalents as necessary for liquidity, debt securities up to 100% and equity securities up to 60% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate of return on assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National’s policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

Postretirement life and health benefits

American National and its subsidiaries provide certain health and/or dental benefits to retirees.  Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare Supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with American National’s contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued postretirement benefit obligation, included in the liability for retirement benefits, was $5,087,000 and $5,035,000 at December 31, 2010 and 2009, respectively. These amounts were approximately equal to the unfunded accumulated postretirement benefit obligation. Since American National’s contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated postretirement benefit obligation.

Under American National and its subsidiaries’ various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

Savings plans

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (401(k) plan) allows employees to contribute up to the maximum allowable amount as determined by the IRS. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $1,588,000 for 2010, $1,441,000 for 2009, and $2,795,000 for 2008.

18. COMMITMENTS AND CONTINGENCIES

Commitments

American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2010, were approximately $3,429,000.

In the ordinary course of their operations, American National and its subsidiaries had commitments outstanding at December 31, 2010, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $275,038,000, of which $270,765,000 is expected to be funded in 2011. The remaining balance of $4,273,000 will be funded in 2012 and beyond. As of December 31, 2010, all of the mortgage loan commitments have fixed interest rates.

In September 2010 American National renewed a 365-day $100,000,000 short-term variable rate borrowing facility containing a $55,000,000 subfeature for the issuance of letters of credit. Borrowings under the facility are at the discretion of the lender and would be used only for funding American National’s working capital requirements. The combination of borrowings and outstanding letters of credit cannot exceed $100,000,000 at any time. As of December 31, 2010 and 2009 the outstanding letters of credit were $37,452,000 and $36,205,000, respectively, and there were no borrowings on this facility to meet working capital requirements.

Guarantees

In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loans. As the cash values of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on these guarantees. The total amount of the guarantees outstanding as of December 31, 2010, was approximately $206,513,000, while the total cash values of the related life insurance policies was approximately $210,727,000.

Litigation

As previously reported, American National was a defendant in a lawsuit related to the alleged inducement of another company’s insurance agents to become agents of American National (Farm Bureau Life Insurance Company and Farm Bureau Mutual Insurance Company v. American National Insurance Company et al., U.S. District Court for the District of Utah, filed July 23, 2003). Plaintiffs initially alleged that American National improperly induced agents to leave Plaintiffs and join American National, asserting claims against American National for inducing one of Plaintiffs’ managers to breach duties allegedly owed to Plaintiffs as well as claims against American National for misappropriation of trade secrets, tortuous interference with contractual relationships, business disparagement, libel, defamation, civil conspiracy, unjust enrichment and unfair competition. By the time of trial, some claims had been dismissed; however, Plaintiffs' surviving claims continued to allege that their damages from the wrongful conduct exceeded $3.9 million, and Plaintiffs also sought punitive damages. The jury reached a verdict adverse to American National, in the total amount of approximately $63.4 million, of which approximately $60.0 million represented punitive damages; however, the court subsequently reduced the punitive damages award, resulting in a total award of approximately $7.1 million against American National. An appeal was taken to the Tenth Circuit Court of Appeals.  The Tenth Circuit reversed and vacated entirely the award of punitive damages and affirmed the district court’s award of compensatory damages in the amount of $3.6 million. American National has accrued an appropriate amount for resolution of this case, including attorneys’ fees, and believes that any additional amounts necessary will not be material to the consolidated financial statements.

As previously reported, American National is a defendant in a putative class action lawsuit wherein the Plaintiff proposes to certify a class of persons who purchased certain American National proprietary deferred annuity products in the State of California (Rand v. American National Insurance Company, U.S. District Court for the Northern District of California, filed February 12, 2009). Plaintiff alleges that American National violated the California Insurance, Business and Professions, Welfare and Institutions, and Civil Codes through its fixed and equity-indexed deferred annuity sales and marketing practices by not sufficiently providing proper disclosure notices on the nature of surrender fees, commissions and bonus features and not considering the suitability of the product. Certain claims raised by Plaintiff relate to sales of annuities to the elderly. Plaintiff seeks statutory penalties, restitution, interest, penalties, attorneys’ fees, punitive damages and rescissionary and/or injunctive relief in an unspecified amount. Discovery in this case is ongoing. If necessary, class certification issues may be briefed and argument heard by the Court in early to mid 2011. In September 2010, the Court granted partial summary judgment for American National due to the nonexistence of certain California Insurance Code violations, and granted partial summary judgment against American National as to whether the Plaintiff received a disclosure notice required by the California Insurance Code. Plaintiff contends that the alleged disclosure violation will support a California Unfair Competition Law claim. American National believes that it has meritorious defenses; however, no prediction can be made as to the probability or remoteness of any recovery against American National.

American National and certain subsidiaries are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on American National’s consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management’s changing its conclusions.

In addition, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial statements.

19. DISCONTINUED OPERATIONS

On December 31, 2010, the Company sold its wholly-owned broker-dealer subsidiary, Securities, Management & Research, Inc. (“SM&R”), pursuant to a Stock Purchase Agreement American National agreed to sell all of the outstanding capital stock of SM&R to a third-party financial services corporation. The sale qualifies for discontinued operations accounting and accordingly, the results of operations for this subsidiary are presented as discontinued operations in American National’s consolidated statements of operations for all periods presented. The sale resulted in a $1 million loss before taxes for the year-ended 2010, which is presented as “Loss on sale” in the table below. SM&R had previously been a component of the Corporate and Other segment.

The following table summarizes income (loss) from discontinued operations:

	Years ended December 31,
	2010	2009	2008

Revenues:
Net investment income	$145	$328	$735
Realized investments gains (losses)	847	(1,842)	(675)
Other Income	9,919	12,843	16,002

Total revenues	10,911	11,329	16,062

Expenses
Other operating costs	11,842	13,430	14,797
Taxes, licenses and fees	69	59	96

Total expenses	11,911	13,489	14,893

Income (loss) from discontinued operations	(1,000)	(2,160)	1,169

Loss on sale	(1,000)	—	—

Income (loss) from discontinued operations before income tax expense (benefit)	(2,000)	(2,160)	1,169

Income tax expense (benefit)	(725)	(779)	364

Income (loss) from discontinued operations, net of tax	$(1,275)	$(1,381)	$805

On December 4, 2008, our life insurance business in Mexico, American National de Mexico, Compania de Seguros de Vida, S.A. de C.V., along with non-insurance affiliates Servicios de Administracion American National S.A. de C.V. and American National Promotora de Ventas S.A. de C.V. were sold to a third party. Accordingly, the business is accounted for as a discontinued operation within the Life segment.

The Mexico operation reported a $3,330,000 in pretax losses for 2008. The sale resulted in a loss on sale of discontinued operations of $1,890,000 before taxes. As part of the sale, a $22,059,000 income tax benefit was reported in 2008 because the tax basis of the investment in American National de Mexico exceeded the financial statement carrying value.

Cash flows related to discontinued operations have been combined with cash flows from continuing operations within each category of the statements of cash flows, the effect of which is immaterial to all periods presented.

20. RELATED-PARTY TRANSACTIONS

American National has entered into recurring transactions and agreements with certain related parties as a part of its ongoing operations. These include mortgage loans, management contracts, agency commission contracts, marketing agreements, accident and health insurance contracts and legal services. The impact on the consolidated financial statements of the significant related-party transactions for the periods indicated, is shown below (in thousands):

		Dollar Amount of Transactions		Amount due to
		Years ended December 31,		Years ended December 31,
Related Party	Financial Statement Line Impacted	2010	2009	2010	2009

Gal-Tex Hotel Corporation	Mortgage loans on real estate	$924	$860	$10,951	$11,875
Gal-Tex Hotel Corporation	Net investment income	831	895	66	72
Gal-Tex Hotel Corporation	Other operating costs and expenses	254	280	21	20
Gal-Tex Hotel Corporation	Accident and health premiums	56	56	56	—
Moody Insurance Group, Inc.	Commissions for acquiring and servicing policies	3,124	2,813	717	388
Moody Insurance Group, Inc.	Other operating costs and expenses	135	171	—	—
National Western Life Ins.	Accident and health premiums	135	226	14	—
National Western Life Ins.	Other operating costs and expenses	1,328	1,300	71	—
Moody Foundation	Accident and health premiums	263	276	7	—
Greer, Herz and Adams, LLP	Other operating costs and expenses	10,785	9,300	251	370

Information Regarding Related Parties and Transactions

Mortgage Loans to Gal-Tex Hotel Corporation (“Gal-Tex”): The Moody Foundation and the Libbie Shearn Moody Trust own 34.0% and 50.2%, respectively, of Gal-Tex Hotel Corporation (“Gal-Tex”). The Moody Foundation and the Libbie Shearn Moody Trust also own approximately 22.9% and 37.1%, respectively, of American National. American National held a first mortgage loan issued to Gal-Tex secured by hotel property in San Antonio, Texas. This loan was originated in 1999, had a balance of $10,951,000 as of December 31, 2010, has a current interest rate of 7.30%, and has a final maturity date of April 1, 2019. This loan is current as to principal and interest payments. Such loan impacts the “Mortgage loans on real estate” and “Net investment income” lines of the consolidated financial statements.

Management Contracts with Gal-Tex: American National entered into management contracts with Gal-Tex for the management of a hotel and adjacent fitness center owned by us. Such contracts can be terminated upon thirty days’ prior written notice. Payments by us to Gal-Tex pursuant to these management contracts impact the “Other operating costs and expenses” line of the consolidated statements of operations.

Transactions with Moody Insurance Group, Inc.: Robert L. Moody, Jr. (“RLM Jr.”) is the son of American National’s Chairman and Chief Executive Officer, brother of two of American National’s directors, and he is one of American National’s advisory directors. RLM Jr., mainly through his wholly-owned insurance agency, Moody Insurance Group, Inc. (“MIG”), has entered into a number of agency agreements with American National and some of its subsidiaries in connection with the marketing of insurance products.

MIG and American National are also parties to a Consulting and Special Marketing Agreement concerning development and marketing of new products. In addition to consulting fees paid under such agreement, compensation also includes dividends on shares of American National’s Restricted Stock granted to MIG as a consultant. Such compensation impacts the “Other operating costs and expenses” line of the consolidated statements of operations.

Health Insurance Contracts with Certain Affiliates: American National’s Merit Plan is insured by National Western Life Insurance Company (“National Western”). Robert L. Moody, Sr., American National’s Chairman of the Board and Chief Executive Officer, is also the Chairman of the Board, Chief Executive Officer, and controlling stockholder of National Western. The Merit Plan is an insured medical plan that supplements American National’s core medical insurance plan for certain officers by providing coverage for co-pays, deductibles, and other out-of-pocket expenses that are not covered by the core medical insurance plan, limited to medical expenses that could be deducted by the recipient for federal income tax purposes. Payments made to National Western in connection with the Merit Plan impact the “Other costs and expenses” line of the consolidated statements of operations.

In addition, American National insures substantially similar plans offered by National Western, Gal-Tex, and The Moody Foundation to certain of their officers. American National also insures The Moody Foundation’s basic health insurance plan. Payments received related to this coverage are reflected in the “Accident and health premiums” line of our consolidated statements of operations.

Transactions with Greer, Herz & Adams, L.L.P.: Irwin M. Herz, Jr. is American National’s advisory director and a Partner with Greer, Herz Adams, L.L.P. which serves as American National’s General Counsel. Legal fees and reimbursements of expenses in connection with such firm’s services as American National’s General Counsel and for all of its subsidiaries are reflected in the “Other operating costs and expenses” line of the consolidated statements of operations.

21. SELECTED QUARTERLY FINANCIAL DATA

Supplementary Financial Information

The unaudited selected quarterly financial data is shown below (in thousands, except per share data):

	Three Months Ended
	March 31,		June 30,		September 30,		December 31,
	2010	2009	2010	2009	2010	2009	2010	2009

Total revenues	$748,733	$650,650	$744,540	$724,301	$790,456	$776,868	$783,359	$786,631
Total benefits, losses and expenses	706,364	725,517	716,730	736,648	710,822	741,974	730,549	744,575
Income (loss) from continuing operations before federal income tax and equity in earnings of unconsolidated affiliates	42,369	(74,867)	27,810	(12,347)	79,634	34,894	52,810	42,056
Provision (benefit) for federal income taxes	10,016	(30,343)	3,307	(10,707)	31,257	3,178	10,628	6,844
Equity in earnings (losses) of unconsolidated affiliates, net of tax	7	(1,937)	62	(3,180)	(144)	2,110	(3,094)	(1,209)
Income (loss) from continuing operations	32,360	(46,461)	24,565	(4,820)	48,233	33,826	39,088	34,003
Income (loss) from discontinued operations, net of income tax expense (benefit)	223	(1,233)	1,778	(103)	(513)	122	(2,763)	(167)
Net income (loss)	32,583	(47,694)	26,343	(4,923)	47,720	33,948	36,325	33,836
Net income (loss) attributable to noncontrolling interest	(2,195)	(1)	(279)	(568)	664	1,248	755	(1,137)
Net income (loss) attributable to American National Insurance Company and subsidiaries	34,778	(47,693)	26,622	(4,355)	47,056	32,700	35,570	34,973

Earnings (loss) per share attributable to American National Insurance Company and subsidiaries:
Basic	1.31	(1.80)	1.00	(0.16)	1.77	1.23	1.34	1.32
Diluted	1.30	(1.80)	1.00	(0.16)	1.76	1.23	1.33	1.32

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
(in thousands)

	December 31, 2010
			Amount at Which
			Shown in the
			Consolidated
			Statements
	Cost or	Estimated	of Financial
Type of Investment	Amortized Cost (1)	Fair Value	Position

Fixed maturities:
Bonds held-to-maturity:
U.S.treasury and other U.S. government corporations and agencies	$23,117	$23,405	$23,117
States of the U.S. and political subdivisions of the states	422,249	422,446	422,249
Foreign governments	29,020	33,930	29,020
Corporate debt securities	7,293,501	7,738,777	7,293,501
Residential mortgage-backed securities	661,516	691,820	661,516
Commercial mortgage-backed securities	31,340	13,582	31,340
Collateralized debt securities	8,562	8,315	8,562
Other debt securities	44,245	47,559	44,245
Bonds available-for-sale:
U.S.treasury and other U.S. government corporations and agencies	13,268	13,907	13,907
States of the U.S. and political subdivisions of the states	583,163	594,112	594,112
Foreign governments	5,000	6,967	6,967
Corporate debt securities	3,030,671	3,201,569	3,201,569
Residential mortgage-backed securities	259,560	271,393	271,393
Collateralized debt securities	19,468	20,709	20,709
Other debt securities	14,187	14,956	14,956

Total fixed maturity securities	12,438,867	13,103,447	12,637,163

Equity securities:
Common stocks:
Consumer goods	154,106	216,592	216,592
Energy and utilities	121,727	193,265	193,265
Finance	119,975	173,579	173,579
Healthcare	78,256	108,509	108,509
Industrials	59,856	107,505	107,505
Information technology	108,178	170,301	170,301
Materials	16,469	32,009	32,009
Telecommunication services	31,678	44,128	44,128
Preferred stock	30,420	36,867	36,867

Total equity securities	720,665	1,082,755	1,082,755

Other Investments
Mortgage loans on real estate, net of allowance	2,679,909	2,865,187	2,679,909
Investment real estate, net of accumulated depreciation	506,772		506,772
Real estate acquired in satisfaction of debt	14,996		14,996
Policy loans	380,505	380,505	380,505
Options	66,716	66,716	66,716
Other long-term investments	52,535		52,535
Short-term investments	486,206	486,206	486,206

Total other investments	4,187,639	3,798,614	4,187,639

Total investments	$17,347,171	$17,984,816	$17,907,557

(1)
Original cost of equity securities and, as to fixed maturity securities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)

	Years ended December 31,
Condensed Statements of Operations	2010	2009	2008

Revenues
Premium and policy revenue	$735,727	$812,007	$691,885
Net investment income	760,630	692,993	643,855
Realized gain (loss) on investments	46,561	(9,047)	9,601
Other-than-temporary impairments	(43)	(21,113)	(152,840)
Other income	2,114	5,346	6,576

Total revenues	1,544,989	1,480,186	1,199,077

Expenses
Policy benefits	505,916	596,729	471,590
Other operating costs and expenses	820,240	804,583	771,899

Total expenses	1,326,156	1,401,312	1,243,489

Income (loss) from continuing operations before federal income tax, and equity in earnings of unconsolidated affiliates and subsidiaries	218,833	78,874	(44,412)

Provision (benefit) for federal income taxes	78,823	26,698	(15,844)
Equity in earnings (losses) of unconsolidated affiliates and subsidiaries, net of tax	4,016	(36,551)	(125,430)

Net income (loss)	$144,026	$15,625	$(153,998)

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.
See accompanying Report of Independent Registered Public Accounting Firm

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)

	December 31,
Condensed Statements of Financial Position	2010	2009

Assets
Fixed maturity securities	$9,545,996	$8,584,578
Equity securities	43,072	68,295
Mortgage loans on real estate, net of allowance	2,708,023	2,342,630
Other invested assets	1,739,574	1,872,011
Investment in subsidiaries	1,704,346	1,669,054
Deferred policy acquisition costs	1,040,332	1,034,550
Separate account assets	780,563	718,378
Other assets	607,342	651,047

Total assets	18,169,248	16,940,543

Liabilities
Policyholder funds	2,860,340	2,737,141
Policy account balances	9,810,671	8,937,965
Separate account liabilities	780,563	718,378
Other liabilities	1,085,023	1,086,605

Total liabilities	14,536,597	13,480,089

Shareholders’ equity
Common stock	30,832	30,832
Additional paid-in capital	15,190	11,986
Accumulated other comprehensive income	225,212	117,649
Retained earnings	3,459,911	3,398,492
Treasury stock at cost	(98,494)	(98,505)

Total stockholders’ equity	3,632,651	3,460,454

Total liabilities and stockholders’ equity	$18,169,248	$16,940,543

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.
See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)

	Years Ended December 31,
Condensed Statements of Cash Flows	2010	2009	2008
Operating activities
Net income (loss)	$144,026	$15,625	$(153,998)
Adjustments to reconcile net income to net cash provided operating activities:
Realized (gain) loss on investments	(46,561)	9,047	(9,601)
Other-than-temporary impairment	43	21,113	152,840
Amortization of discounts and premiums on bonds	10,979	8,256	10,345
Net capitalized interest on policy loans and mortgage loans	(26,533)	(24,331)	5,896
Depreciation	21,511	23,679	9,121
Interest credited to policy account balances	364,107	341,184	272,700
Charges to policy account balances	(175,846)	(170,071)	(165,354)
Deferred federal income tax (benefit) expense	15,006	(17,579)	(87,389)
Deferral of policy acquisition costs	(262,291)	(259,565)	(437,287)
Amortization of deferred policy acquisition costs	211,423	202,354	221,432
Equity in earnings of unconsolidated affiliates	(6,027)	(3,175)	(378)
Net (income) loss of subsidiaries	2,011	34,726	125,808
Dividends from subsidiaries	—	5,000	—
Changes in:
Policyholder fund liabilities	74,647	38,149	49,821
Reinsurance ceded receivable	20,260	92,058	(26,654)
Premiums due and other receivables	(1,725)	15,443	20,454
Accrued investment income	(8,040)	(11,365)	(878)
Current federal income tax asset/liability	2,077	42,013	(94,955)
Liability for retirement benefits	4,222	1,933	52,263
Prepaid reinsurance premiums	8,086	9,572	6,682
Other, net	15,733	7,833	(12,299)

Net cash provided by (used in) operating activities	367,108	381,899	(61,431)

Investing activities
Proceeds from sales of:
Fixed maturity securities	194,764	31,761	5,103
Equity securities	32,390	28,883	55,084
Real estate	29,732	4,837	—
Other invested assets	19,407	140,667	188,493
Disposals of property and equipment	454	1,553	1,202
Distributions of unconsolidated affiliates	8,495	10,698	6,191
Changes in intercompany loans	(5,212)	—	—
Return of capital from sale of subsidiary	13,482	—	—
Proceeds from maturity of fixed maturity securities	845,302	564,997	624,288
Principal payments received on:
Mortgage loans	154,514	114,207	138,925
Policy loans	39,774	43,386	9,203
Purchases of:
Fixed maturity securities	(1,882,092)	(1,279,627)	(1,087,593)
Equity securities	(963)	(1,042)	(47,002)
Real estate	(13,628)	(12,971)	(15,657)
Mortgage loans	(526,672)	(548,748)	(493,412)
Policy loans	(33,466)	(30,881)	(18,165)
Other invested assets	(42,254)	(30,746)	(216,468)
Additions to property and equipment	(5,374)	(7,356)	(11,475)
Contributions to unconsolidated affiliates	(6,254)	(4,905)	(7,162)
Changes in short term investments, net	192,084	(299,941)	294,048
Changes in investment in subsidiaries	(10,010)	(53,039)	157,089
Other, net	19,088	(268)	(581)

Net cash used in investing activities	(976,439)	(1,328,535)	(417,889)

Financing activities
Policyholders’ deposits to policy account balances	1,641,541	2,201,309	1,931,709
Policyholders’ withdrawals from policy account balances	(957,096)	(1,125,610)	(1,385,625)
Dividends to stockholders	(82,607)	(82,490)	(82,651)

Net cash provided by financing activities	601,838	993,209	463,433

Net increase (decrease) in cash and cash equivalents	(7,493)	46,573	(15,887)
Cash:
Beginning of the year	38,594	(7,979)	7,908
End of the year	$31,101	$38,594	$(7,979)

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.
See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
(in thousands)

		Future Policy				Benefits,	Amortization
	Deferred	Benefits, Policy and				Claims, Losses	of Deferred
	Policy	Contract Claims			Net	and	Policy	Other
	Acquisition	and Participating	Unearned	Premium	Investment	Settlement	Acquisition	Operating	Premiums
Segment	Cost	Policyholder Share	Premiums	Revenue	Income (1)	Expenses	Costs	Expenses (2)	Written

2010
Corportate & Other	$—	$—	$—	$—	$95,656	$—	$—	$38,692	$—
Life	661,377	4,195,783	92,364	282,160	223,753	294,177	78,826	178,619	—
Annuities	446,996	9,986,992	4	174,193	510,106	205,948	72,521	62,791	—
Health	64,967	382,810	66,516	263,294	14,855	184,554	22,973	49,634	—
Property & Casualty	145,086	927,637	674,830	1,158,261	67,545	923,736	267,185	124,410	1,185,366

Total	$1,318,426	$15,493,222	$833,714	$1,877,908	$911,915	$1,608,415	$441,505	$454,146	$1,185,366

2009
Corportate & Other	$—	$—	$—	$—	$85,964	$—	$—	$41,218	$—
Life	672,063	4,080,827	100,204	284,530	222,611	297,719	78,697	185,048	—
Annuities	442,428	9,050,838	4	220,284	449,035	249,709	64,756	59,254	—
Health	69,853	419,467	78,525	309,701	15,992	239,407	21,746	62,134	—
Property & Casualty	146,637	897,871	682,931	1,159,509	66,175	923,064	248,607	124,266	1,164,136

Total	$1,330,981	$14,449,003	$861,664	$1,974,024	$839,777	$1,709,899	$413,806	$471,920	$1,164,136

2008
Corportate & Other	$—	$—	$—	$—	$108,862	$—	$—	$22,946	$—
Life	712,250	3,992,085	111,846	299,338	226,643	296,078	86,928	222,908	—
Annuities	557,058	7,691,848	13	116,248	374,023	142,867	75,854	45,491	—
Health	74,870	521,415	93,956	290,883	16,566	223,055	27,785	69,961	—
Property & Casualty	138,486	904,193	687,920	1,182,026	69,348	939,854	233,336	132,601	1,184,686

Total	$1,482,664	$13,109,541	$893,735	$1,888,495	$795,442	$1,601,854	$423,903	$493,907	$1,184,686

(1)
Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.

(2)
Identifiable expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium ratio within the respective lines.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV — REINSURANCE
(in thousands)

		Ceded to	Assumed		Percentage of
	Direct	Other	from Other	Net	Amount
	Amount	Companies	Companies	Amount	Assumed to Net

Year Ended December 31, 2010
Life insurance in-force	$69,288,973	$31,616,049	$479,528	$38,152,452	1.3%

Premiums earned:
Life and Annuity	$543,724	$86,241	$(1,130)	$456,353	(0.2)
Accident and health	247,301	82,762	98,755	263,294	37.5
Property and casualty	1,258,401	103,872	3,732	1,158,261	0.3

Total premiums	$2,049,426	$272,875	$101,357	$1,877,908	5.4

Year Ended December 31, 2009
Life insurance in-force	$68,584,383	$31,347,876	$863,867	$38,100,374	2.3

Premiums earned:
Life and Annuity	$581,422	$81,120	$4,512	$504,814	0.9
Accident and health	287,977	151,138	172,862	309,701	55.8
Property and casualty	1,243,710	89,675	5,474	1,159,509	0.5

Total premiums	$2,113,109	$321,933	$182,848	$1,974,024	9.3

Year Ended December 31, 2008
Life insurance in-force	$68,820,212	$31,241,255	$1,050,645	$38,629,602	2.7

Premiums earned:
Life and Annuity	$492,068	$84,942	$8,460	$415,586	2.0
Accident and health	278,907	134,904	146,880	290,883	50.5
Property and casualty	1,346,425	224,248	59,849	1,182,026	5.1

Total premiums	$2,117,400	$444,094	$215,189	$1,888,495	11.4

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V — VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)

	Balance at	Deductions			Balance at
	Beginning of	Charged to		Change in	End of
	Period	Expense	Written off	Estimate (1)	Period

2010
Investment valuation allowances:
Mortgage loans on real estate	$23,290	$(394)	$(1,676)	$(7,432)	$13,788

Total	$23,290	$(394)	$(1,676)	$(7,432)	$13,788

2009
Investment valuation allowances:
Mortgage loans on real estate	$19,496	$3,794	$—	$—	$23,290

Total	$19,496	$3,794	$—	$—	$23,290

2008
Investment valuation allowances:
Mortgage loans on real estate	$15,610	$3,886	$—	$—	$19,496

Total	$15,610	$3,886	$—	$—	$19,496

(1)	Decrease in the required valuation allowance for mortgage loans as a result of changes to the estimate in calculating the mortgage loan allowance based on enhanced methodology.
See accompanying Report of Independent Registered Public Accounting Firm.

WQVUL Part C

Items 26.  Exhibits

Exhibit (a) Resolution of the Board of Directors of American National Insurance Company authorizing establishment of American National Variable Life Separate Account (incorporated by reference from Registrant’s registration statement number 333-79153 filed on May 24, 1999)

Exhibit (b) Not Applicable

Exhibit (c)(1) Distribution and Administrative Services Agreement (incorporated by reference from Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (c)(2) Distribution and Selling Agreement (filed herewith)
Exhibit (d)(1) Flexible Premium Variable Life Insurance Policy (Form WQVUL)(previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17,
2001)

Exhibit (d)(2) Automatic Increase Benefit Rider (previously filed with registrant’s Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(3) Level Term Rider (Form WQLT) (previously filed with registrant’s Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(4) Disability Wavier of Premium Rider (previously filed with registrant’s Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(5) Form of Interstate Compact Flexible Premium Variable Life Insurance Policy (ICC08 Form WQVUL08) expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #8 to this registration statement (number 333-53122) filed on September 3, 2008.)

Exhibit (d)(6) Form of Generic Flexible Premium Variable Life Insurance Policy (Form WQVUL08) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #8 to this registration statement (number 333-53122) filed on September 3, 2008.)

Exhibit (d)(7) Form of Interstate Compact Level Term Rider (ICC08 Form WQLT08) expected to be used in 32 states (previously filed with Registrant’s Form N-6 post-effective amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(8) Form of Generic Level Term Rider (Form WQLT08) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(9) Form of Interstate Compact Flexible Premium Variable Life Insurance Policy (ICC08 From WQVUL08) as of December 1, 2008, expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(10) Form of Generic Flexible Premium Variable Life Insurance Policy (Form WQVUL08) as of December 1, 2008, expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(11) Form of Interstate Compact Automatic Increase Benefit Rider (Form ICC08 Form WQAIB) expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(12) Form of Generic Automatic Increase Benefit Rider (Form WQAIB) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(13) Form of Interstate Compact Disability Waiver of Premium Rider (Form ICC08 Form WQVULDW) expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(14) Form of Generic Disability Waiver of Premium Rider (Form WQVULDW) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (e) Application Form (previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17, 2001)

Exhibit (f)(1) Articles of Incorporation of American National Insurance Company (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (f)(2) By-laws of American National Insurance Company (incorporated by reference from Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (g) Reinsurance Treaty No. UL2000 previously filed with registrant’s post-effective amendment number 2 filed on April 29, 2003.

Exhibit (g)(1) Treaty No. U24 with Gerling Global Life Reinsurance Company (previously filed with Registrant’s post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(2) Treaty No. U24 with Swiss Re Life and Health Inc. (previously filed with Registrant’s post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(3) Treaty No. U24 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(4) Treaty No. 3036 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(5) Treaty No. U24 with General & Cologne Life Re of America (previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (g)(6) Agreement No. 08-010-TL with Ace Life Insurance Co. (previously filed with Registrant's post effective amendment number 17 filed on April 30, 2010)

Exhibit (g)(7) Treaty No. Executive UL with Swiss Re Life & Health American Inc. (previously filed with Registrant's post effective amendment number 17 filed on April 30, 2010)

Exhibit (g)(8) Treaty No. U26 with Munich American Reassurance Company (previously filed with Registrant's post effective amendment number 17 filed on April 30, 2010)

Exhibit (g)(9) Treaty No. Executive UL Amendment. No. 1 with ACE Tempest Life Re (previously filed with Registrant's post effective amendment number 17 filed on April 30, 2010)

Exhibit (g)(10) Treaty No. Executive UL Amendment No. 1 with Swiss Re Life & Health American, Inc. (previously filed with Registrant's post effective amendment number 17 filed on April 30, 2010)

Exhibit (g)(11) Treaty No. 3438 (UL26) Amendment No. 2 with Munich American Reassurance Company (previously filed with Registrant's post effective amendment number 17 filed on April 30, 2010)

Exhibit (g)(12) Reinsurance Treaty with RGA Reinsurance Company (filed herewith)

Exhibit (h)(1) Form of American National Investment Accounts, Inc. Fund Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(2) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(3) Form of Variable Insurance Products Participation Agreement (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(4) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(5) Form of T. Rowe Price Fund Participation Agreement incorporated by reference from Registrant’s
(registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(6) Form of MFS Variable Insurance Trust Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(7) Form of Federated Insurance Series Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(8) Form of Fred Alger American Fund Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-53122) filed on December 22, 2000)

Exhibit (h)(9) Form of AIM Variable Investment Funds Participation Agreement (previously filed with Registrant’s post effective amendment to this Registration statement (number 333-53122) filed on April 27, 2006.)

Exhibit (i) Not Applicable

Exhibit (j) Not Applicable

Exhibit (k) Legal Opinion (filed herewith)

Exhibit (l) Opinion of Illustration Actuary (filed herewith)

Exhibit (m) Calculation (filed herewith)

Exhibit (n) Other Opinions - Independent Auditor's Consent (filed herewith)

Exhibit (o) Not Applicable

Exhibit (p) Not Applicable

Exhibit (q) Restated Issuance, Transfer And Redemption Procedures
(previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (r) Power of Attorney (previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005.)

ITEM 27 DIRECTORS AND OFFICERS OF DEPOSITOR.

The principal business address of the directors and officers, unless indicated otherwise, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.  Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Directors

Name	Business Address

Arthur Oleen Dummer	955 East Pioneer Road
Draper, UT 84020-9334

Dr. Shelby Miller Elliott	3603 Broadmoor
Pasadena, TX 77505

George Richard Ferdinandtsen	President, Chief Operating Officer
American National Insurance Company
One Moody Plaza
Galveston, TX 77550

Frances Anne Moody-Dahlberg	The Moody Foundation
3710 Rawlins Street, #910
Dallas, TX 75219

Robert Lee Moody	Chairman of the Board and Chief Executive Officer

2302 Postoffice, Suite 702
Galveston, TX 77550

Russell Shearn Moody	American National Insurance Company
One Moody Plaza
Galveston, TX 77550

William Lewis Moody, IV	2302 Postoffice, Suite 502
Galveston, TX 77550

James Daniel Yarbrough	2621 Gerol Drive
Galveston, TX 77551

Frank Pieri Williamson	301 Barracuda
Galveston, TX 77550
Officers

Name	Office

James Edward Pozzi	Senior Executive Vice President, Chief Administrative Officer

Ronald Jay Welch	Senior Executive Vice President, Corporate Risk Officer & Chief Actuary

David Alan Behrens	Executive Vice President, Independent Marketing

John Joseph Dunn, ,Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasure

Billy Joe Garrison	Executive Vice President, Director of Career Sales & Service Division

Gregory Victor Ostergren	Executive Vice President, Director of Multiple Line
1949 East Sunshine
Springfield, MO 65899

Dwain Allen Akins	Senior Vice President, Corporate Affairs, Chief Compliance Officer Variable Insurance Products

Johnny D. Johnson	Senior Vice President and Corporate Chief Information Officer

Albert Louis Amato, Jr.	Senior Vice President, Life Insurance Administration

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Frank Vincent Broll, Jr.	Senior Vice President and Actuary

William Franklin Carlton	Senior Vice President and Corporate Controller

Gordon Dennis Dixon *	Senior Vice President, Chief Investment Officer

Bernard Stephen Gerwel	Senior Vice President, Chief Multiple Line Exclusive Agency Administrative Officer
1949 East Sunshine
Springfield, MO 65899

Rex David Hemme	Senior Vice President and Actuary

Bruce Murray LePard	Senior Vice President, Human Resources

James Walter Pangburn	Senior Vice President, Credit Insurance Division
2911 South Shore Boulevard, Suite 130
League City, TX 77573

Ronald Clark Price	Senior Vice President, Multiple Line Chief Marketing Officer – Career Life Agencies

Steven Harvey Schouweiler*	Senior Vice President, Health Insurance Operations

Shannon Lynn Smith	Senior Vice President, Chief Multiple Line Marketing Officer
1949 East Sunshine
Springfield, MO 65899

Hoyt James Strickland	Senior Vice President, Career Sales & Service Division

John Mark Flippin	Secretary

Brian Neil Bright	Vice President, Computing Services
3030 Invincible
League City, TX 77573

Douglas Raymond Brown	Vice President and Actuary

James Arthur Collura	Vice President, Chief Life Marketing Officer Multiple Line Exclusive Agency

Barry Charles Cooper	Vice President, Reporting and Life Controller

Richard Thomas Crawford	Vice President and Assistant Controller
2525 South Shore Boulevard
League City, TX 77573

Douglas Alton Culp	Vice President, Financial Institution

Steven Lee Dobbe	Vice President, Broker Dealer Marketing

Andrew Ryan Duncan*	Vice President, Equity Investments

Lee Chad Ferrell	Vice President, Independent Marketing Group Operations

Denny Walton Fisher, Jr.	Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

Joseph Fant Grant, Jr.	Vice President, Group Actuary

Charles Jordan Jones*	Vice President, Health Underwriting/New Business

Dwight Diver Judy	Vice President, Financial Marketing
2911 South Shore Blvd., Suite 130
League City, TX 77573

Richard Steven Katz*	Vice President, Direct Marketing & Sales

Dr. Harry Bertrand Kelso, Jr.	Vice President and Medical Director

Robert Jay Kirchner	Vice President, Real Estate Investments
2525 South Shore Boulevard
League City, TX 77573

Deborah Kay Janson	Vice President, Corporate Planning

Sara Liane Latham	Vice President & Associate Actuary

Doris Lanette Leining	Vice President, Life New Business

Anne Marie LeMire*	Vice President, Fixed Income

George Arthur Macke	Vice President, General Auditor

John Spencer Maidlow*	Vice President, Portfolio Management

Bradley Wayne Manning	Vice President, Life & Annuity Claims
2525 South Shore Boulevard
League City, TX 77573

Edwin Vince Matthews, III	Vice President, Mortgage Loan Production
2525 SouthShore Boulevard
League City, TX 77573

James Brian McEniry	Vice President, Director of Telecommunications
3030 Invincible
League City, TX 77573

Meredith Myron Mitchell	Vice President, Application Development & Support

John Oliver Norton	Vice President and Actuary

Michael Christopher Paetz	Vice President, Group and MGU Operations

Edward Bruce Pavelka	Vice President, Life Policy Administration

William Corley Ray	Vice President, Market Training and Development Multiple Line Exclusive Agency

Robert Walter Schefft	Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

James Truitt Smith	Vice President, Pension Sales

Wayne Allen Smith	Vice President, Career Sales and Service Division

Clarence Ellsworth Tipton	Vice President and Assistant Actuary

James Patrick Stelling*	Vice President, Group/Health Compliance

William Henry Watson, III	Vice President, Chief Health Actuary

Brian Keith Weyer	Vice President, Assistant Corporate Treasurer
2525 South Shore Boulevard
League City, TX 77573

Elden James Brashaw	Asst. Vice President, Corporate Financial Control

John Thomas Burchett	Asst. Vice President, Accounting Control
2525 South Shore Boulevard
League City, TX 77573

Joseph James Cantu	Asst. Vice President and Illustration Actuary

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales

Nancy Maureen Day	Asst. Vice President, Pension Administration

John Darrell Ferguson	Asst. Vice President, Creative Services

James Joseph Fish	Asst. Vice President, Criminal Investigations & Corporate Security

William Joseph Hogan*	Asst. Vice President, Health & HIPAA Compliance

Barbara J. Huerta	Asst. Vice President, Enterprise Financial Systems
3030 Invincible
League City, TX 77573

Kenneth Joseph Juneau	Asst. Vice President, Advisory Systems Engineer
3030 Invincible
League City, TX 77573

Carol Ann Kratz	Asst. Vice President, Human Resources
4500 Lockhill-Selma Road
San Antonio, TX 78249

Thomas Robert LeGrand	Asst. Vice President, Life & Annuity Claims

Larry Edward Linares	Asst. Vice President, Tax

Michael Scott Marquis	Asst. Vice President, Life New Business

Katherine Sue Meisetschlaeger	Asst. Vice President, Life & Annuity Systems

Tracy Leigh Milina	Asst. Vice President, Health Business Vision Coordinator

Michael Scott Nimmons*	Asst. Vice President, Associate General Auditor, Corporate Audit Services

Ronald Joseph Ostermayer	Asst. Vice President, Director Health Systems Administration, HIPPA Security Officer

Judith Lynne Regini	Asst. Vice President, Corporate Compliance, Chief Compliance Officer Anti-Money Laundering

David Harvin Schutz	Asst. Vice President, National Accounts

James Alexander Tyra	Asst. Vice President, Life Insurance Systems

Emerson Voth Unger	Asst. Vice President, National Business Development Executive

Deanna Lynn Walton	Asst. Vice President, Field Systems

Dr. John Frank White III	Asst. Vice President, Associate Medical Director

Dustin Joseph Dusek	Assistant Actuary

Christopher Keith Falconer	Assistant Actuary

Jeanette Elizabeth Cernosek	Assistant Secretary

Item 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
 DEPOSITOR OR THE REGISTRANT

The Registrant, American National Variable Life Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three other separate accounts, American National Variable Annuity Separate Account, American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company.  The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 22.96% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Anne Moody-Dahlberg, Robert L. Moody, Sr. and Ross Rankin Moody.  Robert L. Moody, Sr. is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company.  Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 46.57% of the outstanding stock of American National Insurance Company.  Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of Moody National Bank.  Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc.  The Three R Trusts, trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 50.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation.  Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

1859 Beverage Company	Kentucky Landmark Hotels, L.L.C
1859 Historic Hotels, Ltd.	LHH Hospitality, Inc.
Colorado Landmark Hotels, L.L.C.	Virginia Landmark Hotels, L.L.C.
Gal-Tenn Hotel Corporation
American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  121 Village, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  AN, Stonebriar, Ltd. owns a 33% limited partnership interest

Entity:                      Alternative Benefit Management, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity:  American National County Mutual Insurance Company

Entity Form:  a Texas mutual insurance company

Ownership or Other Basis of Control: Managed by American National Insurance Company

Entity:  American National of Delaware Corporation

Entity Form:  a Delaware corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity:                      American National Financial Corporation

Entity Form: a Texas corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity:                      American National Financial Corporation (Delaware)

Entity Form: a Delaware corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity:                      American National Financial Corporation (Nevada)

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National General Insurance Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company

Entity:                      American National Insurance Service Company

Entity Form: a Missouri corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company

Entity:  American National Life Holdings, Inc.

Entity Form:  a Nevada corporation

Ownership or Other Basis of Control:  American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:                      American National Life Insurance Company of New York

Entity Form: a New York insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: American National Life Insurance Company of Texas

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  American National Lloyds Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis for Control: ANPAC Lloyds Insurance Management, Inc. is attorney-in-fact

Entity:                      American National Property and Casualty Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property & Casualty Holdings, Inc.

Entity:                      American National Property & Casualty Holdings, Inc.

Entity Form: a Delaware corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  AN/CAN Investments, Inc.

Entity Form: a British Columbia corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  ANCAP Jasper, LLC

Entity Form:  a South Carolina limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  ANCAP Jasper II, LLC

Entity Form:  a South Carolina limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:                      ANDV 97, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Anford Pinnacle, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest

Entity:                      ANH20, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANREM Corporation

Entity:                      ANIND TX, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANDV 97, Inc.

Entity:                      ANPAC General Agency of Texas

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Lloyds Insurance Management, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:                      ANPAC Louisiana Insurance Company

Entity Form: a Louisiana corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPIN, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:                      ANREINV, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.

Entity:                      ANREM Corporation

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity: AN Stonebriar, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANREINV, Inc. is a 2% general partner; Eagle AN, L.P. is 98% limited partner

Entity:                      ANTAC, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/WRI DEVCO #1, LTD.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest

Entity: AN/WRI GS, LLC

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest

Entity: AN/WRI Partnership, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.
Entity:  Baron Phoenix Apts, LLC

Entity Form:  an Arizona limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:                      Bayport II Mountain West Houston, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity:  Baywood Project, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% limited partnership interest

Entity:  Beltway/Antoine Business Center, Phase I

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% limited partnership interest

Entity:  Beltway II, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest

Entity:  Cedar Crossing Mountain West Houston LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest

Entity:                      Comprehensive Investment Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Entity: Cumberland/146, LLC

Entity Form: a Indiana limited liability corporation

Ownership or other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity:  Eagle 99, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Eagle AN, L. P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Eagle Ind., L. P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Farm Family Casualty Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Farm Family Financial Services, Inc.

Entity Form: a New York corporation

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc.owns 100%

Entity:  Farm Family Life Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%

Entity:  Forest View Limited Partnership

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest

Entity:                      Galveston Island Water Park, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  ANH2O, Inc. is 1% general partner; Preston 121 Partners, Ltd. Is 59% limited partner.

Entity:  Garden State Life Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Germann Road Land Development, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% limited partnership interest.

Entity:  I-10 Industrial Development LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:  Interpark Pittsburgh, LLC

Entity Form:  a Delaware limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 85% interest

Entity:  Kearns Building Joint Venture

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  American National Insurance Company owns an 85% interest.

Entity:  MRPL Retail Partners, Ltd. (Shops at Bella Terra).

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% limited partnership interest

Entity:  MRPL Retail Partners II, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P.  owns a 50% limited partnership interest

Entity:  MWBP, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest

Entity:  Newington-Berlin Retail LLC

Entity Form:  a Connecticut limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  Pacific Property and Casualty Company

Entity Form:  a California corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  Parmenter 220 East Las Colinas  Blvd., LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest

Entity:  PCO Battery Brooke Parkway, LP

Entity Form:  a Virginia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP. owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Carolina Pines, LP

Entity Form:  a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Corporate Drive Limited Partnership

Entity Form:  a North Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest. and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Jenkins Brothers Road, LP

Entity Form:  a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Kent Drive, LP

Entity Form:  a Georgia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Nashville, LP

Entity Form:  a Tennessee limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Northfork, LP.

Entity Form:  a Tennessee limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Omnicron Court, LP

Entity Form:  a Kentucky limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Watkins Road, LP

Entity Form:  a North Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  Preston 121 Partners, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  ANIND TX, Inc. owns a 2% general partnership interest. Eagle AN, L.P. owns a 98% limited partnership interest.

Entity:  RREC Evans Ranch, LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 72% interest.

Entity:  RREC Stone Oak, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 72% interest.

Entity:  Rural Agency and Brokerage, Inc.

Entity Form:  a New York corporation

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.

Entity Form:  a Massachusetts corporation

Ownership or Other Basis of Control:  Rural Agency and Brokerage, Inc. owns 100%.

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form:  a New Hampshire corporation

Ownership or Other Basis of Control:  Rural Agency and Brokerage, Inc. owns 25%.

Entity:  Rutledge Partners, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a 26% limited partnership interest.

Entity:  South Shore Harbour Development, Ltd

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  ANTAC, Inc. owns a 95% limited partnership interest.  ANREM Corp. owns a 5% general partnership interest.

Entity:  Standard Life and Accident Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Standard Plus, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of Standard Life and Accident Insurance Company

Entity:  Timbermill, Ltd.

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:  Town and Country Joint Venture

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  ANDV 97, Inc. owns a 68.65% limited partnership interest.

Entity:  United Farm Family Insurance Company

Entity Form:  a New York insurance company

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

ITEM 29. INDEMNIFICATION

The following provision is in the Distribution and Selling Agreement:

         "Indemnification by the Company.  Except as otherwise expressly provided, the Company shall indemnify, defend and hold harmless the Distributor and its officers, directors, employees, agents and representatives and each person who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act (collectively, the “Distributor Indemnified Parties”) against any and all losses, costs, fees, fines, penalties, expenses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable attorney’s fees and other legal expenses), to which the Distributor Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, costs, fees, fines, penalties, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the Contracts and:

a.
arise out of or are based upon any untrue statements of any material fact contained in the Disclosure Documents, the Registration Statements or the Sales Literature, or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Distributor Indemnified Party if such statement or omission was made in reliance upon and in conformity with information furnished by or on behalf of the Distributor;

b.	arise out of or as a result of the negligent or wrongful conduct of the Company or persons under its control, with respect to the Contracts;

c.
arise out of or as a result of the material failure of the Separate Accounts to comply with the Company Act in all material respects or the failure of the Company to comply with applicable state insurance law in the administration of the Separate Accounts;

d.	arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement;

e.
arise out of or result from any material breach of any representation made by the Company or the Separate Accounts in this Agreement or arise out of or result from any other material breach of this Agreement by the Company or the Separate Accounts; or

f.
arise out of or result from the failure of the Registration Statements, the Disclosure Documents or the Sales Literature to comply in any material respect with applicable law or regulation, unless such failure is attributable to information furnished by or on behalf of the Distributor."

The officers and directors of American National are indemnified by American
National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a)     Securities Management and Research, Inc. serves as the Registrant’s principal underwriter. The following are the officers and directors of Securities Management and Research, Inc.

Name	Position	Principal Business Address
Thomas J. Berthel	Director, CEO and President	Securities Management and Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 523-0868

Ronald O. Brendengen	Director, Executive Vice President	Securities Management and Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 523-0868

Seth R. Gilkes	Director, CFO and VP of Finance	Securities Management and Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 523-0868

Shelly R. Davenport	Chief Compliance Officer	Securities Management and Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 523-0868

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management & Research, Inc.	$2,476,510	N/A	N/A	N/A

ITEM 31 LOCATIONS OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance
Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not Applicable

ITEM 33. FEE REPRESENTATION

Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and  the risks assumed by American National Insurance Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 29th day of April, 2011.

AMERICAN NATIONAL INSURANCE COMPANY

BY: American National Insurance Company

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
And
Chief Executive Office

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

AMERICAN NATIONAL INSURANCE COMPANY
(Depositor)
By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
And
Chief Executive Office

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

Attest By:  /s/ J. Mark Flippin
J. Mark Flippin

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 29th day of April, 2011.

Name	Title
John J. Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer (Principal Financial Officer)
William F. Carlton	Senior Vice President and Corporate Controller (Principal Accounting Officer)
Robert L Moody	Director, Chairman of the Board and Chief Executive Officer
G. Richard Ferdinandtsen	Director, President and Chief Operating Officer
Arthur O. Dummer	Director
Dr. Shelby M. Elliott	Director
Frances Ann Moody-Dahlberg	Director
Russell S. Moody	Director
W.L. Moody, IV	Director
Frank P. Williamson	Director
James D. Yarbrough	Director